UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

VALIC COMPANY I ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 53.5%
Advertising Agency - 0.2%

Omnicom Group, Inc.	5,457	$277,925

Aerospace/Defense - 1.2%

Boeing Co.	10,055	972,319
Northrop Grumman Corp.	5,743	452,778
Raytheon Co.	9,533	584,754

		2,009,851

Aerospace/Defense-Equipment - 0.4%

United Technologies Corp.	9,839	734,285

Agricultural Chemicals - 0.4%

Monsanto Co.	8,849	617,129

Apparel Manufacturer - 0.0%

Coach, Inc.†	877	39,053

Applications Software - 0.7%

Microsoft Corp.	41,561	1,194,048

Athletic Footwear - 0.3%

NIKE, Inc., Class B	10,071	567,400

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.†	9,328	72,852
General Motors Corp.	9,339	287,081

		359,933

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	1,342	114,808

Banks-Commercial - 0.1%

Regions Financial Corp.	6,129	191,838
Synovus Financial Corp.	1,164	32,149

		223,987

Banks-Fiduciary - 0.7%

State Street Corp.	3,787	232,370
The Bank of New York Mellon Corp.	23,431	947,316

		1,179,686

Banks-Super Regional - 2.5%

Bank of America Corp.	29,554	1,497,797
Huntington Bancshares, Inc.	16,616	285,961
KeyCorp	12,432	413,986
National City Corp.	7,029	189,150
PNC Financial Services Group, Inc.	4,838	340,450
Wells Fargo & Co.	39,207	1,432,624

		4,159,968

Beverages-Non-alcoholic - 0.7%

Coca-Cola Enterprises, Inc.	7,715	183,771
Pepsi Bottling Group, Inc.	850	29,402
PepsiCo, Inc.	13,245	901,057

		1,114,230

Brewery - 0.2%

Anheuser-Busch Cos., Inc.	6,784	335,130

Building & Construction Products-Misc. - 0.1%

Masco Corp.	5,538	144,099

Building-Residential/Commerical - 0.0%

Lennar Corp., Class A	1,750	49,473

Cable TV - 0.2%

Comcast Corp., Class A†	13,054	340,579

Chemicals-Diversified - 0.2%

PPG Industries, Inc.	400	29,340
The Dow Chemical Co.	8,005	341,253

		370,593

Chemicals-Specialty - 0.2%

Ashland, Inc.	6,551	391,684

Commercial Services - 0.0%

Convergys Corp.†	4,854	81,305

Commercial Services-Finance - 0.1%

Moody’s Corp.	4,462	204,583

Computer Aided Design - 0.1%

Autodesk, Inc.†	2,571	119,089

Computer Services - 0.1%

Electronic Data Systems Corp.	6,011	137,592

Computers - 2.5%

Apple, Inc.†	8,903	1,232,887
Dell, Inc.†	4,360	123,170
Hewlett-Packard Co.	30,963	1,528,024
International Business Machines Corp.	11,159	1,302,144

		4,186,225

Computers-Memory Devices - 0.3%

EMC Corp.†	22,082	434,132
SanDisk Corp.†	708	39,691

		473,823

Containers-Paper/Plastic - 0.1%

Pactiv Corp.†	8,364	244,647

Cosmetics & Toiletries - 1.4%

Colgate-Palmolive Co.	10,970	727,530
Procter & Gamble Co.	19,015	1,241,870
The Estee Lauder Cos., Inc., Class A	7,677	319,287

		2,288,687

Data Processing/Management - 0.2%

Automatic Data Processing, Inc.	840	38,422
First Data Corp.	9,825	326,386

		364,808

Diversified Manufacturing Operations - 2.9%

Dover Corp.	3,930	194,142
General Electric Co.	96,515	3,751,538
Honeywell International, Inc.	6,305	354,026
Illinois Tool Works, Inc.	2,193	127,567
Leggett & Platt, Inc.	10,557	215,363
Tyco International, Ltd.	5,014	221,418

		4,864,054

E-Commerce/Products - 0.1%

Amazon.Com, Inc.†	1,367	109,237

E-Commerce/Services - 0.3%

eBay, Inc.†	13,223	450,904
IAC/InterActive Corp.†	4,978	138,339

		589,243

Electric Products-Misc. - 0.3%

Emerson Electric Co.	11,009	541,973

Electric-Integrated - 1.6%

CenterPoint Energy, Inc.	4,138	67,118
Consolidated Edison, Inc.	3,271	150,270
Constellation Energy Group, Inc.	7,463	618,981
Duke Energy Corp.	12,181	223,400
Edison International	3,570	188,175

Exelon Corp.	1,765	124,733
FirstEnergy Corp.	3,795	233,165
NiSource, Inc.	28,698	540,670
PG&E Corp.	6,794	302,333
Pinnacle West Capital Corp.	4,336	172,746
TECO Energy, Inc.	3,763	59,606
Xcel Energy, Inc.	1,450	29,884

		2,711,081

Electronic Components-Misc. - 0.1%

Solectron Corp.†	5,592	21,697
Tyco Electronics, Ltd.†	5,014	174,838

		196,535

Electronic Components-Semiconductors - 1.1%

Altera Corp.	1,383	32,929
Broadcom Corp., Class A†	5,589	192,821
Intel Corp.	36,078	929,009
MEMC Electronic Materials, Inc.†	373	22,910
National Semiconductor Corp.	2,710	71,327
Nvidia Corp.†	1,090	55,764
Texas Instruments, Inc.	13,627	466,588
Xilinx, Inc.	964	24,649

		1,795,997

Electronic Forms - 0.2%

Adobe Systems, Inc.†	8,187	349,994

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	3,422	124,561

Enterprise Software/Service - 0.6%

Novell, Inc.†	3,841	28,577
Oracle Corp.†	52,344	1,061,536

		1,090,113

Finance-Commercial - 0.1%

CIT Group, Inc.	4,813	180,824

Finance-Credit Card - 0.1%

American Express Co.	602	35,289
Discover Financial Services†	5,668	131,158

		166,447

Finance-Investment Banker/Broker - 3.1%

Citigroup, Inc.	29,576	1,386,523
JPMorgan Chase & Co.	42,158	1,876,874
Lehman Brothers Holdings, Inc.	3,271	179,349
Merrill Lynch & Co., Inc.	3,644	268,563
Morgan Stanley	12,816	799,334
The Bear Stearns Cos., Inc.	560	60,849
The Charles Schwab Corp.	20,880	413,424
The Goldman Sachs Group, Inc.	1,907	335,651

		5,320,567

Finance-Mortgage Loan/Banker - 0.2%

Fannie Mae	5,079	333,233

Finance-Other Services - 0.1%

CME Group, Inc.	420	233,016

Financial Guarantee Insurance - 0.2%

Ambac Financial Group, Inc.	1,920	120,614
MBIA, Inc.	1,660	99,600
MGIC Investment Corp.	3,160	95,306

		315,520

Food-Dairy Products - 0.1%

Dean Foods Co.	8,364	224,657

Food-Misc. - 0.8%

Campbell Soup Co.	10,195	384,861
ConAgra Foods, Inc.	20,272	521,193
General Mills, Inc.	2,474	138,247
Kraft Foods, Inc., Class A	9,590	307,456

		1,351,757

Food-Retail - 0.2%

Safeway, Inc.	3,441	109,183
The Kroger Co.	6,513	173,116

		282,299

Health Care Cost Containment - 0.1%

McKesson Corp.	2,440	139,592

Home Decoration Products - 0.2%

Newell Rubbermaid, Inc.	10,000	257,900

Hotels/Motels - 0.2%

Hilton Hotels Corp.	2,272	104,398
Starwood Hotels & Resorts Worldwide, Inc.	2,480	151,578

		255,976

Independent Power Producer - 0.1%

Dynegy, Inc., Class A†	16,725	135,305

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	3,690	332,137

Insurance Broker - 0.2%

AON Corp.	8,147	352,928

Insurance-Life/Health - 1.0%

AFLAC, Inc.	7,425	395,827
CIGNA Corp.	4,263	220,312
Genworth Financial, Inc., Class A	6,950	201,411
Lincoln National Corp.	7,361	448,138
Principal Financial Group	6,969	386,710
Torchmark Corp.	524	32,257

		1,684,655

Insurance-Multi-line - 0.8%

ACE, Ltd.	3,825	220,932
Allstate Corp.	4,362	238,820
Cincinnati Financial Corp.	790	33,291
Hartford Financial Services Group, Inc.	10,095	897,546
Loews Corp.	515	24,210

		1,414,799

Insurance-Property/Casualty - 0.6%

Chubb Corp.	5,819	297,525
The Travelers Cos., Inc.	15,083	762,295

		1,059,820

Internet Security - 0.1%

Symantec Corp.†	10,133	190,602
VeriSign, Inc.†	837	26,951

		217,553

Investment Management/Advisor Services - 0.4%

Ameriprise Financial, Inc.	8,609	525,235
Legg Mason, Inc.	229	19,882
T. Rowe Price Group, Inc.	2,650	135,998

		681,115

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,944	147,297
Terex Corp.†	790	63,105

		210,402

Medical Products - 1.8%

Baxter International, Inc.	4,676	256,058
Covidien, Ltd.†	5,014	199,707
Johnson & Johnson	30,925	1,910,856
Stryker Corp.	4,338	289,778
Zimmer Holdings, Inc.†	4,836	378,804

		3,035,203

Medical-Biomedical/Gene - 0.6%

Amgen, Inc.†	7,345	368,058
Biogen Idec, Inc.†	472	30,123
Celgene Corp.†	621	39,874
Genentech, Inc.†	3,238	242,235
Genzyme Corp.†	5,610	350,120

		1,030,410

Medical-Drugs - 1.7%

Abbott Laboratories	899	46,667
Bristol-Myers Squibb Co.	4,438	129,368
Eli Lilly & Co.	7,567	433,968
Forest Laboratories, Inc.†	2,180	82,033
Merck & Co., Inc.	15,112	758,169
Pfizer, Inc.	39,016	969,157
Schering-Plough Corp.	5,797	174,026
Wyeth	6,767	313,312

		2,906,700

Medical-HMO - 1.2%

Aetna, Inc.	4,184	213,008
Coventry Health Care, Inc.†	4,978	285,588
Humana, Inc.†	2,600	166,634
UnitedHealth Group, Inc.	7,226	361,372
WellPoint, Inc.†	13,421	1,081,598

		2,108,200

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc.	2,950	201,721

Metal-Aluminum - 0.1%

Alcoa, Inc.	5,354	195,582

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	2,066	180,610

Multimedia - 1.3%

News Corp., Class A	23,781	481,090
The E.W. Scripps Co., Class A	730	30,003
The McGraw-Hill Cos., Inc.	6,610	333,541
The Walt Disney Co.	15,425	518,280
Time Warner, Inc.	40,398	766,754
Viacom, Inc., Class B†	2,094	82,629

		2,212,297

Networking Products - 0.7%

Cisco Systems, Inc.†	29,474	940,810
Juniper Networks, Inc.†	6,573	216,383

		1,157,193

Non-Hazardous Waste Disposal - 0.2%

Allied Waste Industries, Inc.†	5,021	64,118
Waste Management, Inc.	6,272	236,266

		300,384

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.	10,011	447,191

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	5,303	317,066

Oil & Gas Drilling - 0.4%

ENSCO International, Inc.	7,153	387,835
Transocean, Inc.†	2,720	285,845

		673,680

Oil Companies-Exploration & Production - 0.0%

Devon Energy Corp.	920	69,285

Oil Companies-Integrated - 4.2%

Chevron Corp.	27,910	2,449,381
ConocoPhillips	6,483	530,893
Exxon Mobil Corp.	37,761	3,237,250
Marathon Oil Corp.	5,448	293,593
Occidental Petroleum Corp.	10,714	607,377

		7,118,494

Oil Field Machinery & Equipment - 0.7%

Grant Prideco, Inc.†	12,830	709,499
National-Oilwell Varco, Inc.†	4,249	543,872

		1,253,371

Oil-Field Services - 0.1%

Halliburton Co.	2,344	81,079
Schlumberger, Ltd.	1,693	163,374

		244,453

Paper & Related Products - 0.0%

International Paper Co.	1,677	58,879

Pharmacy Services - 0.1%

Medco Health Solutions, Inc.†	985	84,168

Pipelines - 0.4%

El Paso Corp.	17,531	278,217
Williams Cos., Inc.	12,861	398,691

		676,908

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	2,540	119,380

Real Estate Investment Trusts - 0.3%

Archstone-Smith Trust	2,607	153,291
Host Marriott Corp.	17,230	384,057

		537,348

Retail-Apparel/Shoe - 0.1%

The Gap, Inc.	9,098	170,679

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	2,480	300,799

Retail-Building Products - 0.1%

Home Depot, Inc.	1,966	75,317

Lowe’s Cos., Inc.	693	21,525

		96,842

Retail-Consumer Electronics - 0.1%

Circuit City Stores, Inc.	2,350	25,568
RadioShack Corp.	4,849	115,261

		140,829

Retail-Discount - 1.6%

Big Lots, Inc.†	4,754	141,526
Dollar Tree Stores, Inc.†	17,535	761,896
Family Dollar Stores, Inc.	5,457	159,781
Target Corp.	9,110	600,622
TJX Cos., Inc.	9,704	295,875
Wal-Mart Stores, Inc.	15,836	690,925

		2,650,625

Retail-Drug Store - 0.7%

CVS Caremark Corp.	23,959	906,129
Walgreen Co.	4,465	201,238

		1,107,367

Retail-Major Department Stores - 0.0%

J.C. Penney Co., Inc.	360	24,754

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.†	2,000	118,600
Macy’s, Inc.	4,011	127,229

		245,829

Retail-Restaurants - 0.8%

McDonald’s Corp.	28,927	1,424,655

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†	1,416	39,167

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	12,923	276,035
Novellus Systems, Inc.†	3,287	89,965
Teradyne, Inc.†	1,570	23,378

		389,378

Semiconductors Components-Intergrated Circuits - 0.1%

Analog Devices, Inc.	3,030	111,746

Steel-Producers - 0.3%

Nucor Corp.	5,089	269,208
United States Steel Corp.	2,460	232,421

		501,629

Telecom Equipment-Fiber Optics - 0.6%

Corning, Inc.	44,638	1,043,190

Telecom Services - 0.0%

Embarq Corp.	1,210	75,528

Telecommunication Equipment - 0.0%

Avaya, Inc.†	3,882	65,334

Telephone-Integrated - 1.9%

AT&T, Inc.	43,891	1,749,934
CenturyTel, Inc.	4,244	203,627
Sprint Nextel Corp.	21,112	399,439
Verizon Communications, Inc.	18,974	794,631

		3,147,631

Therapeutics - 0.4%

Gilead Sciences, Inc.†	18,853	685,684

Tobacco - 0.7%

Altria Group, Inc.	5,905	409,866
Reynolds American, Inc.	4,840	320,021
UST, Inc.	8,488	418,289

		1,148,176

Toys - 0.0%

Mattel, Inc.	2,900	62,727

Transport-Rail - 0.3%

Burlington Northern Santa Fe Corp.	4,668	378,808
Norfolk Southern Corp.	1,980	101,396

		480,204

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	11,511	873,224

Web Portals/ISP - 0.3%

Google, Inc., Class A†	870	448,267
Yahoo!, Inc.†	2,272	51,643

		499,910

Wireless Equipment - 0.5%

Motorola, Inc.	6,456	109,429
Nokia Oyj ADR	8,295	272,740
QUALCOMM, Inc.	10,095	402,689

		784,858

Total Common Stock (cost $86,401,893)		90,847,198

EXCHANGE TRADED FUNDS - 5.2%
Index Fund - 5.2%

iShares MSCI EAFE Index Fund
(cost $8,266,525)	112,500	8,831,250

PREFERRED STOCK - 0.4%
Banks-Money Center - 0.1%

Santander Finance Preferred SA 5.88%*(2)	7,600	186,200

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX 6.38%	3,100	72,230

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(10)	11,000	253,110

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities 5.97%(2)	7,600	153,520

Telephone-Integrated - 0.1%

AT&T, Inc. 6.38%	3,800	91,466

Total Preferred Stock (cost $816,344)		756,526

ASSET BACKED SECURITIES - 3.8%
Diversified Financial Services - 3.8%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(3)	$337,363	334,129
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(3)(4)	343,154	345,479

Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.20% due 02/11/44(5)	155,000	152,970
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW12, Class G 5.75% due 09/11/38	51,000	41,637
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class H 5.93% due 02/11/44*(4)(5)	330,000	244,324
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW12, Class F 5.93% due 09/11/38*(4)(5)	300,000	254,030
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	94,537	90,103
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.56% due 07/25/37(3)	543,688	537,747
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(5)	645,000	626,024
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 07/25/34	570,000	559,036
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	380,000	368,108
J.P. Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class E 5.84% due 05/12/45*(5)	205,000	182,981
LB-UBS Commercial Mtg. Trust Series 2007-C6, Class AM 6.11% due 07/15/40(5)	400,000	403,094
LB-UBS Commercial Mtg. Trust Series 2007-C6, Class B 6.45% due 07/15/40(5)	300,000	296,473
Merrill Lynch Mtg. Investors Trust Series 2004-A1, Class 3A 4.84% due 02/25/34(3)(4)	275,957	271,574
Merrill Lynch/ Countrywide Commercial Mtg. Trust Series 2007-5, Class H 6.12% due 08/25/48	165,000	121,279
Morgan Stanley Capital I Series 2006-IQ12, Class D 5.53% due 12/15/43(5)	200,000	183,793
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(6)	300,000	225,000
Wachovia Bank Commercial Mtg. Trust Series 2006-WL7A, Class F 6.09% due 09/15/21*(2)(5)	410,000	408,822
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(3)(7)	509,499	510,895
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)(4)	192,140	193,026

Total Asset Backed Securities (cost $6,663,528)		6,350,524

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(6)(8)(9)
(cost $20,000)	20,000	19,800

CORPORATE BONDS & NOTES - 11.6%
Aerospace/Defense-Equipment - 0.2%

United Technologies Corp. Senior Notes 6.10% due 05/15/12	384,000	400,623

Agricultural Chemicals - 0.0%

Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	20,000	19,200
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	40,000	40,700

		59,900

Airlines - 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	55,000	52,697
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	47,328	46,618

		99,315

Auto-Cars/Light Trucks - 0.1%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.71% due 03/13/09(2)	55,000	54,842
Ford Motor Co. Debentures 6.38% due 02/01/29	60,000	42,300
General Motors Corp. Debentures 8.25% due 07/15/23	30,000	23,925

General Motors Corp. Senior Bonds 8.38% due 07/15/33	43,000	34,507

		155,574

Banks-Commercial - 0.4%

Colonial Bank NA Sub. Notes 6.38% due 12/01/15	60,000	59,538
Compass Bank Notes 5.50% due 04/01/20	100,000	96,179
First Maryland Capital II Notes 6.21% due 02/01/27(2)	124,000	109,519
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	83,000	83,411
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	99,742
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	110,000	107,508
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	45,000	45,038
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	110,000	111,177
US Bank NA Notes 3.90% due 08/15/08	26,000	25,518

		737,630

Banks-Money Center - 0.0%

RBS Capital Trust I Bonds 4.71% due 07/01/13(1)(2)	65,000	59,744

Banks-Super Regional - 0.5%

Bank of America NA Sub. Notes 6.00% due 10/15/36	500,000	483,295
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	201,000	197,911
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	79,000	78,580
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	117,000	117,644

		877,430

Brewery - 0.1%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	124,000	115,044

Broadcast Services/Program - 0.0%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	40,000	37,800

Building Products-Air & Heating - 0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	47,000	47,207

Building-Residential/Commerical - 0.1%

Centex Corp. Senior Notes 5.45% due 08/15/12	55,000	50,710
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	49,000	46,841
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	55,000	52,944

		150,495

Cable TV - 0.2%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	30,000	28,725
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	29,000	28,203
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	70,000	70,700
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	54,000	53,500
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	90,000	87,886

		269,014

Casino Hotels - 0.0%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	18,350
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	20,000	20,200

		38,550

Cellular Telecom - 0.2%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	13,000	13,487
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(2)	75,000	76,875
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	20,000	19,600
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	10,000	9,800

MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	35,000	34,475
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	100,000	95,411
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(2)	15,000	15,300
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(2)	5,000	5,150

		270,098

Chemicals-Diversified - 0.2%

EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	34,000	32,932
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	146,000	146,021
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	40,000	43,500
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	45,000	50,442

		272,895

Chemicals-Specialty - 0.2%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	50,000	52,250
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	200,000	196,989
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	80,000	76,400

		325,639

Commercial Services-Finance - 0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	147,000	146,824

Computer Services - 0.0%

Computer Sciences Corp. Notes 3.50% due 04/15/08	55,000	54,214

Consumer Products-Misc. - 0.0%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	10,000	9,700

Containers-Paper/Plastic - 0.1%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	10,000	9,775
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	69,000	62,445
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	150,000	143,063

		215,283

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	40,000	41,600

Diversified Financial Services - 0.0%

AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	50,000	50,221

Diversified Operations - 0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	55,000	48,711

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	45,833	46,490

Electric-Generation - 0.1%

Bruce Mansfield Pass Through Certs. 6.85% due 06/01/34*	121,000	125,441
The AES Corp. Senior Notes 8.88% due 02/15/11	70,000	71,925

		197,366

Electric-Integrated - 1.1%

Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	130,000	129,621
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	110,000	101,228
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	135,000	135,059
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	130,000	128,904
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	121,000	121,011
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(2)	95,000	94,128

Duke Energy Corp. Senior Notes 4.20% due 10/01/08	110,000	108,619
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	50,000	48,327
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	165,000	165,149
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	110,000	112,700
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	25,000	24,688
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	31,308	34,439
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	40,000	36,958
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	45,000	46,710
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	55,000	58,979
PSI Energy, Inc. Debentures 7.85% due 10/15/07	180,000	180,388
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	183,000	177,184
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(8)(9)	125,000	0
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	144,000	142,269

		1,846,361

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	15,000	14,550
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	40,000	34,800
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	100,000	102,667

		152,017

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	33,863

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	6,000	5,654
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	110,000	104,089
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	1,000	939
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	70,000	62,430
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	4,000	3,534

		176,646

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Senior Notes 5.85% due 09/01/17	70,000	70,102
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	67,000	67,555

		137,657

Finance-Consumer Loans - 0.0%

John Deere Capital Corp. Debentures 5.10% due 01/15/13	66,000	65,242

Finance-Credit Card - 0.1%

Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	69,000	70,358

Finance-Investment Banker/Broker - 1.7%

Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	47,347
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	72,000	72,879
Goldman Sachs Group, Inc. Senior Notes 5.70% due 09/01/12	500,000	499,545
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	55,000	53,049
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	110,000	109,436
JP Morgan Chase & Co. Sub. Notes 5.75% due 01/02/13	500,000	505,426
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	560,000	551,341
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	151,000	141,858

Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	50,000	46,383
Morgan Stanley Senior Notes 5.75% due 08/31/12	110,000	109,852
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	705,000	649,080

		2,786,196

Finance-Mortgage Loan/Banker - 0.3%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	20,000	18,795
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	88,000	78,098
Residential Capital LLC Senior Notes 6.50% due 06/01/12	171,000	129,960
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	55,000	41,387
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	229,000	172,895

		441,135

Food-Misc. - 0.1%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	55,000	55,228
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	121,000	124,543

		179,771

Funeral Services & Related Items - 0.0%

Service Corp. International Senior Notes 6.75% due 04/01/16	50,000	47,125

Home Furnishings - 0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	23,406
Simmons Co. Senior Notes 10.00% due 12/15/14(10)	16,000	12,440

		35,846

Independent Power Producers - 0.1%

Calpine Corp. Sec. Notes 8.75% due 07/15/13*(11)	145,000	152,975
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	75,000	74,063

		227,038

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	54,589
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,795

		80,384

Insurance-Life/Health - 0.1%

Americo Life, Inc. Notes 7.88% due 05/01/13*	102,000	104,454
Monumental Global Funding II Notes 5.65% due 07/14/11*	54,000	55,191

		159,645

Insurance-Multi-line - 0.0%

Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	55,000	56,313

Insurance-Property/Casualty - 0.1%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	90,000	87,384

Machinery-Farming - 0.0%

Case Corp. Notes 7.25% due 01/15/16	40,000	40,400

Medical Products - 0.1%

Johnson & Johnson Notes 5.95% due 08/15/37	108,000	109,975

Medical-Drugs - 0.1%

American Home Products Corp. Notes 6.95% due 03/15/11	93,000	98,408
Wyeth Bonds 5.50% due 02/01/14	112,000	111,911

		210,319

Medical-HMO - 0.1%

Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	43,000	40,987
WellPoint, Inc. Notes 3.75% due 12/14/07	77,958	77,495

		118,482

Medical-Hospitals - 0.1%

HCA, Inc. Senior Notes 6.25% due 02/15/13	70,000	60,025
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	100,000	102,750

		162,775

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	$200,000	198,314

Metal Processors & Fabrication - 0.1%

Commercial Metals Co. Senior Notes 6.50% due 07/15/17	96,000	100,033
Timken Co. Notes 5.75% due 02/15/10	88,000	88,934

		188,967

Metal-Aluminum - 0.1%

Alcoa, Inc. Notes 6.00% due 01/15/12	66,000	67,437
Alcoa, Inc. Bonds 6.50% due 06/15/18	142,000	146,988

		214,425

Metal-Diversified - 0.0%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	45,000	47,925

Mining - 0.0%

Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	60,000	52,567

Multimedia - 0.3%

Belo Corp. Senior Notes 6.75% due 05/30/13	55,000	56,348
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	143,000	152,644
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	65,000	67,663
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	138,000	160,161
Viacom, Inc. Senior Notes 6.88% due 04/30/36	45,000	43,821

		480,637

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Notes 6.09% due 03/15/35	95,000	86,388
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	52,000	53,616
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	60,000	66,533

		206,537

Office Automation & Equipment - 0.1%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	30,000	29,812
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	174,000	168,963

		198,775

Oil Companies-Exploration & Production - 0.3%

Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	120,000	119,337
Apache Corp. Senior Notes 6.25% due 04/15/12	200,000	208,827
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	145,000	147,537
Sabine Pass LNG LP Secured Notes 7.50% due 11/30/16	90,000	87,525

		563,226

Oil Companies-Integrated - 0.2%

ChevronTexaco Capital Co. Company Guar. Notes 3.50% due 09/17/07	75,000	74,950
Hess Corp. Notes 7.13% due 03/15/33	110,000	117,221
Hess Corp. Bonds 7.88% due 10/01/29	70,000	79,846

		272,017

Oil Refining & Marketing - 0.2%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	144,000	149,025
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	100,000	100,830

		249,855

Oil-Field Services - 0.1%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	60,000	59,700
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	90,000	92,084

		151,784

Paper & Related Products - 0.0%

Bowater, Inc. Notes 6.50% due 06/15/13	25,000	19,375
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	30,000	28,350
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	9,400

		57,125

Pipelines - 0.2%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	110,000	116,744
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	80,000	80,400
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	55,000	57,212
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	35,000	34,694
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	75,000	80,437

		369,487

Publishing-Newspapers - 0.0%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	65,000	52,799

Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	30,000	25,800

Radio - 0.1%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	150,000	152,250

Real Estate Investment Trusts - 0.2%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	78,403
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	100,000	98,277
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	54,043
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	31,000	29,743
Simon Property Group LP Notes 5.38% due 08/28/08	32,000	31,717
Vornado Realty LP Notes 4.50% due 08/15/09	55,000	53,926

		346,109

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	40,000	38,100
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	20,000	18,650

		56,750

Rental Auto/Equipment - 0.1%

Erac USA Finance Co. Notes 7.35% due 06/15/08*	130,000	131,219
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	36,050

		167,269

Research & Development - 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	40,000	38,200

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	110,000	105,611
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	60,000	61,525

		167,136

Retail-Drug Store - 0.1%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	110,000	106,005
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	98,556	96,104

		202,109

Retail-Regional Department Stores - 0.1%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	55,000	52,987
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	13,000	12,555

		65,542

Savings & Loans/Thrifts - 0.5%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(2)	59,000	58,182
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	166,000	163,335

Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	190,000	172,614
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(1)(2)	100,000	102,401
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	160,000	156,344
Western Financial Bank Senior Debentures 9.63% due 05/15/12	124,000	133,159

		786,035

Special Purpose Entities - 0.4%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	160,000	156,507
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(2)	60,000	50,086
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	121,000	121,000
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(2)(6)	65,000	65,000
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(2)	25,000	22,250
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	42,149
Pricoa Global Funding I Notes 5.30% due 09/27/13*	90,000	90,478
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	177,000	176,864

		724,334

Steel-Producers - 0.2%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	110,000	110,459
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	55,000	55,131
United States Steel Corp. Senior Notes 6.05% due 06/01/17	65,000	63,224
United States Steel Corp. Senior Notes 6.65% due 06/01/37	48,000	45,615

		274,429

Telecom Services - 0.1%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	96,000	96,136
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	56,375

		152,511

Telephone-Integrated - 0.4%

AT&T Corp. Senior Notes 7.30% due 11/15/11	56,000	59,983
BellSouth Corp. Senior Notes 6.00% due 10/15/11	200,000	204,289
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	23,813
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	60,000	60,078
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	20,000	19,250
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	65,000	72,622
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	110,000	107,070
Verizon New York, Inc. Debentures 6.88% due 04/01/12	114,000	120,116

		667,221

Television - 0.1%

Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(2)	70,000	70,000
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	20,000	18,000

		88,000

Transport-Air Freight - 0.2%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	278,692	270,331

Transport-Rail - 0.1%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55(2)	120,000	106,562
Union Pacific Corp. Notes 3.88% due 02/15/09	17,000	16,751

Union Pacific Corp. Debentures 7.00% due 02/01/16	33,000	35,351

		158,664

Transport-Services - 0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	45,000	45,347
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	10,000	9,375
Ryder System, Inc. Notes 5.85% due 03/01/14	29,000	29,202

		83,924

Travel Service - 0.0%

Travelport LLC Company Guar. Notes 10.25% due 09/01/14(2)	40,000	40,000

Total Corporate Bonds & Notes (cost $20,051,547)		19,723,353

FOREIGN CORPORATE BONDS & NOTES - 2.7%
Banks-Commercial - 0.1%

Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.39% due 12/30/09(1)(2)	102,000	82,327
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(2)	111,000	104,585
Societe Generale Sub. Notes 5.92% due 04/05/17*(1)(2)	60,000	57,376

		244,288

Banks-Money Center - 0.3%

Deutsche Bank AG Senior Notes 6.00% due 09/01/17	110,000	110,981
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(1)	163,000	153,628
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(1)	120,000	124,700
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(7)	46,000	46,131

		435,440

Building Products-Cement - 0.1%

C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(2)	195,000	189,058

Cruise Lines - 0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	65,000	63,908

Diversified Financial Services - 0.0%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	95,000	81,319

Diversified Manufacturing Operations - 0.1%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	110,000	110,684

Diversified Operations - 0.4%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	700,000	762,706

Electric-Integrated - 0.0%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	72,000	75,928

Electronic Components-Misc. - 0.0%

NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	5,000	4,325

Food-Retail - 0.1%

Delhaize Group Notes 6.50% due 06/15/17*	98,000	99,096

Insurance-Multi-line - 0.2%

Aegon NV Sub. Bonds 5.86% due 07/15/14(1)(2)	145,000	118,175
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(2)	77,000	69,412
ING Groep NV Bonds 5.78% due 12/08/15(1)(2)	175,000	168,132

		355,719

Investment Companies - 0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	113,000	112,196

Medical-Drugs - 0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	40,000	34,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(2)	40,000	39,600
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	55,000	53,625

		127,425

Metal-Aluminum - 0.0%

Alcan, Inc. Senior Notes 5.75% due 06/01/35	83,000	76,231

Metal-Diversified - 0.0%

Inco, Ltd. Bonds 7.20% due 09/15/32	66,000	68,745

Oil Companies-Exploration & Production - 0.1%

EnCana Corp. Bonds 6.50% due 08/15/34	25,000	24,939
Nexen, Inc. Bonds 6.40% due 05/15/37	100,000	97,284

		122,223

Paper & Related Products - 0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	50,000	44,750

Pipelines - 0.2%

Enbridge, Inc. Bonds 5.80% due 06/15/14	189,000	188,218
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	99,000	88,135

		276,353

Real Estate Operations & Development - 0.1%

Brascan Corp. Notes 8.13% due 12/15/08	141,000	146,359

Satellite Telecom - 0.1%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(2)	55,000	55,413
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(10)	25,000	20,250
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	40,000	29,700

		105,363

Special Purpose Entities - 0.3%

Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(1)	208,000	196,300
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	45,000	43,900
SMFG Preferred Capital, Ltd. Sub. Bonds 6.08% due 01/25/17*(1)(2)	101,000	94,201
SovRisc BV Notes 4.63% due 10/31/08*	113,000	112,788

		447,189

Telecom Services - 0.0%

Telenet Group Holdings NV Notes 11.50% due 06/15/14*(10)	24,000	22,800
TELUS Corp. Notes 8.00% due 06/01/11	50,000	54,235

		77,035

Telephone-Integrated - 0.2%

British Telecommunications PLC Bonds 8.63% due 12/15/30	125,000	167,061
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	45,000	42,444
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	81,616
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	82,000	82,578

		373,699

Transport-Marine - 0.1%

DP World, Ltd. Bonds 6.85% due 07/02/37*	132,000	133,196

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	110,000	114,681

Total Foreign Corporate Bonds & Notes (cost $4,821,039)		4,647,916

FOREIGN GOVERNMENT AGENCIES - 0.1%
Sovereign - 0.1%

Government of United Kingdom Notes 2.25% due 07/08/08*
(cost $109,988)	110,000	107,653

U.S. GOVERNMENT AGENCIES - 10.2%
Federal Home Loan Mtg. Corp. - 3.5%

4.50% due 11/01/18	275,236	264,747
4.50% due 07/01/19	266,522	256,049
5.00% due 03/01/19	246,863	241,443
5.00% due 10/01/33	28,658	27,348
5.00% due 03/01/34	552,584	526,752
5.00% due 01/01/37	280,383	266,756
5.50% due 10/01/33	14,234	13,943
5.50% due 01/01/35	550,183	537,831
5.70% due 08/01/36(2)	1,093,670	1,092,019
5.81% due 01/01/37(2)	469,695	466,832
5.81% due 01/01/37(2)	218,491	218,671
5.98% due 10/01/36(2)	670,194	669,280
6.00% due 08/01/36	562,143	561,831

6.50% due 12/01/28	224,356	229,447
6.50% due 11/01/33	10,186	10,391
6.50% due 05/01/36	8,306	8,432
7.00% due 06/01/32	80,666	83,183
7.50% due 04/01/31	144,138	150,464
8.00% due 04/01/30	19,396	20,451
8.00% due 07/01/30	232	245
8.00% due 12/01/30	34,884	36,781
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31	282,000	280,762

		5,963,658

Federal National Mtg. Assoc. - 6.6%

4.50% due 02/01/18	256,486	246,800
4.50% due 06/01/18	109,233	105,211
5.00% due 10/01/18	62,245	60,978
5.00% due 11/01/33	27,291	26,034
5.00% due 03/01/34	2,186,755	2,083,880
5.50% due 03/01/18	36,612	36,512
5.50% due 12/01/33	988,791	968,496
5.50% due 05/01/34	597,792	585,522
5.50% due 02/01/36(2)	305,002	304,298
5.50% due 08/01/36	1,181,813	1,154,610
5.50% due 11/01/36	816,610	797,813
5.50% due 12/01/36	849,540	824,790
5.50% due 07/01/37	903,981	882,888
6.00% due 12/01/16	151,073	153,029
6.00% due 05/01/17	113,665	115,090
6.00% due 12/01/33	275,151	275,889
6.00% due 10/01/36	975,677	974,848
6.00% due 11/01/36	822,897	819,078
6.50% due 02/01/17	92,744	94,758
6.50% due 08/01/31	110,472	112,972
6.50% due 07/01/32	158,285	161,702
6.50% due 07/01/36	238,718	242,342
7.00% due 09/01/31	93,578	97,068
7.50% due 06/01/15	28,163	29,065

		11,153,673

Government National Mtg. Assoc. - 0.1%

6.00% due 02/15/29	7,947	8,015
6.00% due 04/15/29	24,467	24,678
6.00% due 06/15/29	40,076	40,434
6.50% due 02/15/29	120,586	123,353
6.50% due 04/15/31	60,720	62,092

		258,572

Total U.S. Government Agencies (cost $17,639,309)		17,375,903

U.S. GOVERNMENT TREASURIES - 1.9%
United States Treasury Bonds - 0.7%

7.88% due 02/15/21	850,000	1,105,399

United States Treasury Notes - 1.2%

4.00% due 02/15/14	500,000	490,469
4.00% due 02/15/15	500,000	486,172
4.63% due 11/15/16	100,000	100,640
4.88% due 06/30/12	1,000,000	1,026,406

		2,103,687

Total U.S. Government Treasuries (cost $3,128,414)		3,209,086

Total Long-Term Investment Securities (cost $147,918,587)		151,869,209

SHORT-TERM INVESTMENT SECURITIES - 5.5%
Commercial Paper - 4.7%

KBC Financial Products International, Ltd. 5.22% due 09/04/07	8,000,000	7,996,520

Time Deposit - 0.2%

Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 09/04/07	361,000	361,000

U.S. Government Treasuries - 0.6%

United States Treasury Bills
2.91% due 10/11/07 (12)	455,000	453,534
3.86% due 10/11/07 (12)	35,000	34,851
4.19% due 10/11/07 (12)	455,000	452,892
4.74% due 09/06/07 (12)	10,000	9,993

		951,270

Total Short-Term Investment Securities (cost $9,308,790)		9,308,790

REPURCHASE AGREEMENT - 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $7,958,136 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 3.25%, due 08/15/08 and having an approximate value of $8,150,142 (cost $7,954,000)	7,954,000	7,954,000

TOTAL INVESTMENTS (cost $165,181,377) (13)	99.6%	169,131,999
Other assets less liabilities	0.4	632,898

NET ASSETS	100.0%	$169,764,897

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $5,835,441 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(3)	Collateralized Mortgage Obligation
(4)	Variable Rate Security - the rate reflected is as of August 31, 2007, maturity date reflects the stated maturity date.
(5)	Commercial Mortgaged Back Security
(6)	Fair valued security; see Note 1

(7)	Variable Rate Security - the rate reflected is as of August 31, 2007, maturity date reflects next reset date.
(8)	Illiquid security
(9)	To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Asset
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$20,000	$20,000	$19,800	$99.00	0.00%
Southern Energy, Inc.
7.90% due 07/15/09	01/10/06	125,000	0	0	0.00	0.00

				$19,800		00.0%

(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Company has filed Chapter 11 bankruptcy.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt
REMIC -	Real Estate Mortgage Investment Conduit

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)
12 Long	S&P 500 Index	September 2007	$ 4,593,150	$ 4,430,100	$(163,050)
9 Long	S&P 500 Index	September 2007	3,455,138	3,322,575	(132,563)
66 Short	U S Treasury Notes	September 2007	6,981,563	7,225,969	(244,406)
1 Long	OMXS 30 Index	September 2007	17,215	17,658	443
1 Long	SPI 200 Index	September 2007	129,224	127,333	(1,891)
42 Long	MSCI Pan Euro Index	September 2007	1,479,683	1,439,376	(40,307)
3 Long	Tokyo Price Index	September 2007	459,973	417,054	(42,919)
1 Long	Nikkei 225 Index	September 2007	90,162	82,925	(7,237)

					$(631,930)

See Notes to Portfolio of Investments

VALIC COMPANY I BLUE CHIP GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.3%
Advertising Agency - 0.5%

Omnicom Group, Inc.	11,700	$595,881

Aerospace/Defense - 1.5%

General Dynamics Corp.	18,300	1,437,648
Lockheed Martin Corp.	400	39,656
Rockwell Collins, Inc.	5,600	385,672

		1,862,976

Aerospace/Defense-Equipment - 0.5%

United Technologies Corp.	8,100	604,503

Agricultural Chemicals - 0.9%

Monsanto Co.	16,500	1,150,710

Apparel Manufacturer - 0.8%

Coach, Inc.†	20,500	912,865

Applications Software - 2.6%

Intuit, Inc.†	13,100	357,761
Microsoft Corp.	97,830	2,810,656

		3,168,417

Audio/Video Products - 0.4%

Harman International Industries, Inc.	4,000	453,560

Banks-Fiduciary - 3.0%

Northern Trust Corp.	16,300	1,001,798
State Street Corp.	33,600	2,061,696
The Bank of New York Mellon Corp.	14,300	578,149

		3,641,643

Banks-Super Regional - 0.7%

Wells Fargo & Co.	22,400	818,496

Beverages-Non-alcoholic - 0.6%

PepsiCo, Inc.	10,540	717,036

Broadcast Services/Program - 0.4%

Discovery Holding Co., Class A†	4,100	102,992
Grupo Televisa SA ADR	14,900	388,294

		491,286

Cable TV - 1.1%

Rogers Communications, Inc., Class B	26,000	1,177,280
Shaw Communications, Inc., Class B	8,600	199,864

		1,377,144

Casino Hotels - 1.2%

MGM Mirage, Inc.†	4,800	403,056
Wynn Resorts, Ltd.#	8,000	989,840

		1,392,896

Casino Services - 0.3%

International Game Technology	10,800	412,236

Cellular Telecom - 1.6%

America Movil SAB de CV, Series L ADR	28,300	1,711,018
MetroPCS Communications, Inc.†#	8,600	234,694

		1,945,712

Computer Aided Design - 0.8%

Autodesk, Inc.†	20,000	926,400

Computers - 3.0%

Apple, Inc.†	15,700	2,174,136
Dell, Inc.†	32,190	909,368
Hewlett-Packard Co.	9,900	488,565

		3,572,069

Computers-Memory Devices - 1.0%

EMC Corp.†	47,200	927,952
Network Appliance, Inc.†	10,500	292,530

		1,220,482

Consulting Services - 0.4%

Accenture Ltd., Class A	11,700	482,157

Consumer Products-Misc. - 0.1%

Fortune Brands, Inc.	1,500	124,635

Cosmetics & Toiletries - 1.2%

Procter & Gamble Co.	22,876	1,494,032

Data Processing/Management - 1.4%

Automatic Data Processing, Inc.	31,800	1,454,532
Mastercard, Inc., Class A#	600	82,194
Paychex, Inc.	3,100	137,733

		1,674,459

Diversified Manufacturing Operations - 6.4%

Danaher Corp.	34,740	2,697,908
General Electric Co.	112,750	4,382,593
Illinois Tool Works, Inc.#	10,600	616,602

		7,697,103

E-Commerce/Products - 1.9%

Amazon.com, Inc.†#	29,100	2,325,381

E-Commerce/Services - 1.2%

eBay, Inc.†	32,140	1,095,974
Monster Worldwide, Inc.†	11,900	406,980

		1,502,954

Electronic Components-Semiconductors - 2.5%

Broadcom Corp., Class A†	3,400	117,300
Intel Corp.	39,970	1,029,228
Texas Instruments, Inc.	25,510	873,462
Xilinx, Inc.#	38,330	980,098

		3,000,088

Electronic Forms - 0.6%

Adobe Systems, Inc.†	16,420	701,955

Engineering/R&D Services - 1.1%

Foster Wheeler, Ltd.†	7,300	864,612
McDermott International, Inc.†	5,500	527,945

		1,392,557

Enterprise Software/Service - 0.8%

Oracle Corp.†	45,650	925,782

Entertainment Software - 0.8%

Electronic Arts, Inc.†	18,500	979,390

Finance-Credit Card - 1.5%

American Express Co.	27,900	1,635,498
Discover Financial Services†	9,550	220,987

		1,856,485

Finance-Investment Banker/Broker - 5.8%

Charles Schwab Corp.	50,900	1,007,820
Citigroup, Inc.	28,786	1,349,488
Merrill Lynch & Co., Inc.	8,900	655,930
Morgan Stanley	24,700	1,540,539
The Goldman Sachs Group, Inc.	7,300	1,284,873
UBS AG(1)	23,415	1,223,564

		7,062,214

Finance-Mortgage Loan/Banker - 0.3%

Countrywide Financial Corp.#	15,700	311,645

Finance-Other Services - 0.7%

CME Group, Inc.	900	499,320
IntercontinentalExchange, Inc.†	2,000	291,740

		791,060

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	7,550	252,019

Hotel/Motel - 0.7%

Marriott International, Inc., Class A	19,700	875,074

Independent Power Producer - 0.0%

Dynegy, Inc., Class A†	203	1,642

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.†	4,400	238,612

Insurance-Life/Health - 1.0%

Prudential Financial, Inc.	13,600	1,221,008

Insurance-Multi-line - 0.3%

Hartford Financial Services Group, Inc.	4,100	364,531

Investment Management/Advisor Services - 2.8%

Ameriprise Financial, Inc.	9,740	594,237
Franklin Resources, Inc.	14,900	1,963,373
Legg Mason, Inc.	9,000	781,380

		3,338,990

Machinery-Construction & Mining - 0.1%

Joy Global, Inc.#	2,600	112,814

Medical Instruments - 2.1%

Medtronic, Inc.	28,000	1,479,520
St. Jude Medical, Inc.†	23,120	1,007,338

		2,486,858

Medical Labs & Testing Services - 0.4%

Laboratory Corp. of America Holdings†#	6,000	465,960

Medical Products - 0.9%

Baxter International, Inc.	3,700	202,612
Stryker Corp.	13,900	928,520

		1,131,132

Medical-Biomedical/Gene - 2.2%

Celgene Corp.†#	17,300	1,110,833
Genentech, Inc.†	21,490	1,607,667

		2,718,500

Medical-Drugs - 3.9%

Allergan, Inc.	11,900	714,119
Eli Lilly & Co.	8,200	470,270
Merck & Co., Inc.	14,500	727,465
Novartis AG(1)	2,616	137,831
Roche Holding AG(1)	5,839	1,016,111
Schering-Plough Corp.	29,900	897,598
Wyeth	17,120	792,656

		4,756,050

Medical-HMO - 3.4%

Aetna, Inc.	23,300	1,186,203
Humana, Inc.†	8,100	519,129
UnitedHealth Group, Inc.	19,680	984,197
WellPoint, Inc.†	17,860	1,439,337

		4,128,866

Medical-Wholesale Drug Distribution - 0.6%

Cardinal Health, Inc.	10,000	683,800

Metal-Diversified - 0.7%

Freeport-McMoRan Copper & Gold, Inc.	9,600	839,232

Multimedia - 0.2%

The McGraw-Hill Cos., Inc.	700	35,322
Time Warner, Inc.	4,200	79,716
Viacom, Inc., Class B†	3,914	154,446

		269,484

Networking Products - 3.5%

Cisco Systems, Inc.†	79,540	2,538,917
Juniper Networks, Inc.†#	52,970	1,743,772

		4,282,689

Oil Companies-Exploration & Production - 0.7%

EOG Resources, Inc.	4,100	276,176
Murphy Oil Corp.	9,900	603,306

		879,482

Oil Companies-Integrated - 1.9%

Exxon Mobil Corp.	16,000	1,371,680
Total SA ADR	11,700	878,553

		2,250,233

Oil Refining & Marketing - 0.1%

Sunoco, Inc.	1,300	95,082

Oil-Field Services - 5.7%

Baker Hughes, Inc.	17,800	1,492,708
Schlumberger, Ltd.	33,700	3,252,050
Smith International, Inc.	31,800	2,130,918

		6,875,676

Optical Supplies - 0.5%

Alcon, Inc.	4,600	622,196

Pharmacy Services - 1.5%

Express Scripts, Inc.†	15,800	865,050
Medco Health Solutions, Inc.†	11,400	974,130

		1,839,180

Retail-Bedding - 0.4%

Bed Bath & Beyond, Inc.†#	14,100	488,424

Retail-Building Products - 0.6%

Home Depot, Inc.	17,650	676,172

Retail-Discount - 1.9%

Target Corp.	23,825	1,570,782
Wal-Mart Stores, Inc.	15,860	691,972

		2,262,754

Retail-Drug Store - 1.9%

CVS Caremark Corp.	60,149	2,274,835

Retail-Regional Department Stores - 1.4%

Kohl’s Corp.†	29,400	1,743,420

Retail-Restaurants - 0.2%

McDonald’s Corp.	4,800	236,400

School - 0.1%

Apollo Group, Inc., Class A†	2,100	123,207

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	9,700	207,192
ASML Holding NV†#	19,900	590,433

		797,625

Semiconductors Components-Intergrated Circuits - 2.2%

Analog Devices, Inc.	23,120	852,666
Marvell Technology Group, Ltd.†	61,400	1,017,398
Maxim Integrated Products, Inc.	25,350	760,753

		2,630,817

Telecom Equipment-Fiber Optics - 0.5%

Corning, Inc.	24,300	567,891

Telephone-Integrated - 0.4%

AT&T, Inc.	13,600	542,232

Therapeutics - 1.4%

Gilead Sciences, Inc.†	45,540	1,656,290

Transport-Services - 0.4%

Expeditors International of Washington, Inc.#	11,500	507,955

Web Portals/ISP - 2.4%

Google, Inc., Class A†	5,700	2,936,925

Wireless Equipment - 3.6%

American Tower Corp., Class A†	38,400	1,521,408
Nokia Oyj ADR	40,200	1,321,776
QUALCOMM, Inc.	21,420	854,444
Telefonaktiebolaget LM Ericsson ADR	16,500	613,965

		4,311,593

Total Long-Term Investment Securities (cost $98,620,004)		120,071,859

SHORT-TERM INVESTMENT SECURITIES - 8.0%
Collective Investment Pool - 6.9%

Securities Lending Quality Trust(2)	8,306,268	8,306,268

Registered Investment Company - 1.1%

T. Rowe Price Reserve Investment Fund	1,381,515	1,381,515

Total Short-Term Investment Securities (cost $9,687,783)		9,687,783

TOTAL INVESTMENTS (cost $108,307,787) (3)	107.3%	129,759,642
Liabilities in excess of other assets	(7.3)	(8,823,158)

NET ASSETS	100.0%	$120,936,484

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at August 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I BROAD CAP VALUE INCOME FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.9%
Aerospace/Defense-Equipment - 1.2%

Goodrich Corp.	5,900	$372,644

Apparel Manufacturer - 0.9%

Hanesbrands, Inc.†	8,700	260,652

Appliances - 0.5%

Whirlpool Corp.	1,700	163,897

Banks-Commercial - 1.0%

The South Financial Group, Inc.	12,800	293,760

Banks-Super Regional - 4.0%

Bank of America Corp.	10,851	549,929
Capital One Financial Corp.	4,500	290,970
Wells Fargo & Co.	10,100	369,054

		1,209,953

Chemicals-Diversified - 1.4%

E.I. du Pont de Nemours & Co.	8,700	424,125

Coatings/Paint - 0.8%

The Sherwin-Williams Co.	3,600	248,436

Cruise Lines - 2.5%

Carnival Corp.	9,600	437,664
Royal Caribbean Cruises, Ltd.	8,300	315,649

		753,313

Data Processing/Management - 1.0%

Mastercard, Inc., Class A	2,300	315,077

Distribution/Wholesale - 0.4%

Tech Data Corp.†	2,800	109,172

Diversified Manufacturing Operations - 5.2%

3M Co.	2,600	236,574
Honeywell International, Inc.	8,600	482,890
Illinois Tool Works, Inc.	10,300	599,151
ITT, Inc.	3,800	258,362

		1,576,977

Electric Products-Misc. - 1.1%

Emerson Electric Co.	7,000	344,610

Electric-Integrated - 7.8%

CenterPoint Energy, Inc.	15,000	243,300
Dominion Resources, Inc.	4,300	366,274
Duke Energy Corp.	14,600	267,764
Entergy Corp.	5,000	518,100
MDU Resources Group, Inc.	11,750	317,837
Pinnacle West Capital Corp.	8,100	322,704
Xcel Energy, Inc.	16,300	335,943

		2,371,922

Electronics-Military - 2.3%

L-3 Communications Holdings, Inc.	7,000	689,570

Engines-Internal Combustion - 0.6%

Briggs & Stratton Corp.	6,500	189,735

Finance-Commercial - 0.4%

CIT Group, Inc.	3,400	127,738

Finance-Consumer Loans - 1.6%

SLM Corp.	10,000	502,800

Finance-Credit Card - 1.2%

American Express Co.	6,300	369,306

Finance-Investment Banker/Broker - 3.1%

Citigroup, Inc.	11,600	543,808
JPMorgan Chase & Co.	4,000	178,080
The Bear Stearns Cos., Inc.	2,100	228,186

		950,074

Financial Guarantee Insurance - 0.2%

Radian Group, Inc.	3,300	58,212

Food-Misc. - 0.8%

Kraft Foods, Inc., Class A	7,897	253,178

Hospital Beds/Equipment - 1.3%

Hillenbrand Industries, Inc.	6,700	385,585

Insurance Broker - 1.0%

Willis Group Holdings, Ltd.	7,600	295,640

Insurance-Multi-line - 3.0%

Allstate Corp.	6,000	328,500
Hartford Financial Services Group, Inc.	3,300	293,403
XL Capital, Ltd., Class A	4,000	304,800

		926,703

Insurance-Reinsurance - 0.9%

Axis Capital Holdings, Ltd.	7,500	270,750

Medical Labs & Testing Services - 0.8%

Quest Diagnostics, Inc.	4,700	257,325

Medical Products - 1.4%

Baxter International, Inc.	8,000	438,080

Medical-Drugs - 5.1%

Bristol-Myers Squibb Co.	17,000	495,550
Pfizer, Inc.	21,600	536,544
Valeant Pharmaceuticals International†	11,600	182,932
Wyeth	7,600	351,880

		1,566,906

Medical-HMO - 4.9%

Coventry Health Care, Inc.†	7,200	413,064
UnitedHealth Group, Inc.	8,800	440,088
WellPoint, Inc.†	8,200	660,838

		1,513,990

Office Automation & Equipment - 1.0%

Pitney Bowes, Inc.	7,100	317,157

Office Supplies & Forms - 1.0%

Avery Dennison Corp.	5,100	304,929

Oil Companies-Exploration & Production - 1.8%

Murphy Oil Corp.	8,800	536,272

Oil Companies-Integrated - 5.4%

Chevron Corp.	2,300	201,848
ConocoPhillips	8,200	671,498
Marathon Oil Corp.	2,300	123,947
Occidental Petroleum Corp.	11,600	657,604

		1,654,897

Pharmacy Services - 0.8%

Omnicare, Inc.	7,900	257,777

Pipelines - 2.0%

El Paso Corp.	22,700	360,249
Spectra Energy Corp.	10,950	254,588

		614,837

Publishing-Newspapers - 0.6%

Gannett Co., Inc.	3,800	178,600

Publishing-Periodicals - 1.1%

Idearc, Inc.	9,800	334,474

Real Estate Investment Trusts - 2.8%

American Financial Realty Trust	14,700	121,716
Annaly Mortgage Management, Inc.	26,400	371,976
First Industrial Realty Trust, Inc.	9,000	367,020

		860,712

Retail-Auto Parts - 1.1%

Advance Auto Parts, Inc.	9,300	330,708

Retail-Building Products - 0.6%

Home Depot, Inc.	5,000	191,550

Retail-Discount - 0.7%

Family Dollar Stores, Inc.	6,900	202,032

Retail-Office Supplies - 1.0%

Office Depot, Inc.†	12,800	312,960

Savings & Loans/Thrifts - 2.1%

New York Community Bancorp, Inc.	10,200	180,438
People’s United Financial, Inc.	20,710	366,153
Washington Mutual, Inc.	2,600	95,472

		642,063

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	4,400	93,984

Telephone-Integrated - 3.9%

AT&T, Inc.	12,950	516,316
Verizon Communications, Inc.	16,500	691,020

		1,207,336

Tobacco - 8.2%

Altria Group, Inc.	7,900	548,339
Imperial Tobacco Group PLC ADR	7,700	696,850
Loews Corp.-Carolina Group	5,000	380,600
Reynolds American, Inc.	6,200	409,944
UST, Inc.	9,600	473,088

		2,508,821

Tools-Hand Held - 2.6%

Stanley Works	13,800	783,012

Transport-Rail - 1.2%

Burlington Northern Santa Fe Corp.	4,600	373,290

Transport-Services - 0.9%

Ryder System, Inc.	5,100	279,225

Wireless Equipment - 1.4%

Nokia Oyj ADR	12,600	414,288

Total Long-Term Investment Securities
(cost $26,687,073)		29,639,054

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Time Deposit - 3.3%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 09/04/07 (cost $1,010,000)	$1,010,000	1,010,000

TOTAL INVESTMENTS
(cost $27,697,073) (1)	100.2%	30,649,054
Liabilities in excess of other assets	(0.2)	(54,290)

NET ASSETS	100.0%	$30,594,764

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I CAPITAL CONSERVATION FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 12.6%
Diversified Financial Services - 12.6%

Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(1)	$1,294,642	$1,282,234
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(1)(2)	1,256,958	1,265,472
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	600,000	592,142
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38	96,000	78,375
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW12, Class F 5.93% due 09/11/38*(2)(3)	565,000	478,423
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class H 5.93% due 02/11/44*(2)(3)	1,400,000	1,036,525
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	255,250	243,278
Chase Mortgage Finance Corp. Series 2007-A2, Class 1A1 4.56% due 07/25/37(1)	1,707,353	1,688,697
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	1,235,000	1,198,666
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	830,000	804,027
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 07/25/34	1,195,000	1,172,013
J.P. Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class E 5.84% due 05/12/45*(3)	380,000	339,184
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2001-C1, Class A3 5.86% due 10/12/35	345,000	349,163
LB-UBS Commercial Mtg. Trust Series 2004-C4, Class C 5.29% due 06/15/36(2)(3)	160,000	152,737
LB-UBS Commercial Mtg. Trust Series 2007-C6, Class AM 6.11% due 07/15/40(3)	2,100,000	2,116,242
LB-UBS Commercial Mtg. Trust Series 2007-C6, Class B 6.45% due 07/15/40(3)	1,215,000	1,200,714
Merrill Lynch Mtg. Investors Trust Series 2004-A1, Class 3A 4.84% due 02/25/34(1)(2)	1,076,514	1,059,419
Merrill Lynch Mtg. Investor Trust Series 2007-5, Class H 6.12% due 08/25/48	780,000	573,320
Morgan Stanley Capital I Series 2004-IQ8, Class C 5.30% due 06/15/40(3)	400,000	363,360
Morgan Stanley Capital I Series 2006-IQ12, Class D 5.53% due 12/15/43(3)	955,000	877,613
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.36% due 11/24/15*(4)	1,000,000	750,000
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 6.09% due 09/15/21*(3)(5)	2,050,000	2,044,112
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(1)(2)	1,593,948	1,598,314
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(2)	849,460	853,378

Total Asset Backed Securities
(cost $23,217,998)		22,117,408

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(4)(6)(7)
(cost $30,000)	30,000	29,700

CORPORATE BONDS & NOTES - 34.9%
Aerospace/Defense-Equipment - 0.2%

United Technologies Corp. Senior Notes 6.10% due 05/15/12#	308,000	321,333

Agricultural Chemicals - 0.2%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	30,000	28,200
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	85,000	81,600
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	175,000	178,063

		287,863

Airlines - 0.2%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	253,000	242,406

Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	150,589	148,330

		390,736

Auto-Cars/Light Trucks - 0.4%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.71% due 03/13/09(5)	230,000	229,339
Ford Motor Co. Debentures 6.38% due 02/01/29	270,000	190,350
General Motors Corp. Debentures 8.25% due 07/15/23	145,000	115,637
General Motors Corp. Senior Bonds 8.38% due 07/15/33#	210,000	168,525

		703,851

Banks-Commercial - 1.8%

Colonial Bank NA Sub. Notes 6.38% due 12/01/15	453,000	449,512
Compass Bank Notes 5.50% due 04/01/20	430,000	413,567
First Maryland Capital II Notes 6.21% due 02/01/27(5)	177,000	156,329
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	249,536
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	266,000	267,318
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	270,000	269,302
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	404,000	394,849
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	470,000	470,401
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	404,000	408,322
US Bank NA Notes 3.90% due 08/15/08	34,000	33,370

		3,112,506

Banks-Money Center - 0.1%

RBS Capital Trust I Bonds 4.71% due 07/01/13(5)(8)	284,000	261,036

Banks-Super Regional - 0.7%

Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	891,000	877,305
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	243,000	241,710
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08#	151,000	151,831

		1,270,846

Brewery - 0.3%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	532,000	493,577

Broadcast Services/Program - 0.1%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	97,000	91,665

Building Products-Air & Heating - 0.1%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08#	102,000	102,450

Building-Residential/Commerical - 0.3%

Centex Corp. Senior Notes 5.45% due 08/15/12	205,000	189,011
DR Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	146,000	139,565
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	225,000	216,590

		545,166

Cable TV - 0.7%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	135,000	129,262
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	121,000	117,673
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	305,000	308,050
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	170,000	168,427
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	470,000	458,963

		1,182,375

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	115,000	105,513

Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	100,000	101,000

		206,513

Cellular Telecom - 0.9%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	101,000	104,788
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(5)	340,000	348,500
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	490,000	527,759
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	70,000	68,600
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	35,000	34,300
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	105,000	103,425
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	350,000	333,938
Rural Cellular Corp. Senior Sub. Notes 8.62% due 06/01/13*(5)	55,000	56,100
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(5)	10,000	10,300

		1,587,710

Chemicals-Diversified - 0.3%

EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14#	66,000	63,927
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	194,000	194,027
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	160,000	174,000
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	167,000	187,197

		619,151

Chemicals-Specialty - 0.3%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	220,000	229,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*#	350,000	334,250

		564,150

Commercial Services-Finance - 0.3%

The Western Union Co. Senior Notes 5.40% due 11/17/11	588,000	587,295

Computer Services - 0.1%

Computer Sciences Corp. Notes 3.50% due 04/15/08#	105,000	103,499

Consumer Products-Misc. - 0.0%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	50,000	48,500

Containers-Paper/Plastic - 0.5%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12#	75,000	73,313
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09#	286,000	258,830
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	650,000	619,937

		952,080

Direct Marketing - 0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	170,000	176,800

Diversified Financial Services - 0.1%

AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	210,000	210,929

Diversified Operations - 0.1%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	180,000	159,417

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	69,666	70,664

Electric-Generation - 0.4%

Bruce Mansfield Pass Through Certs. 6.85% due 06/01/34*	374,000	387,726
The AES Corp. Senior Notes 8.88% due 02/15/11	317,000	325,717

		713,443

Electric-Integrated - 3.1%

Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	230,000	229,329
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	385,000	354,299
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	560,000	560,244
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	404,000	400,594
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08	373,000	373,034
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(5)	420,000	416,147
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	339,000	334,743
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	230,000	222,303
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	485,000	485,437
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	374,000	383,181
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	90,000	88,875
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	152,070	167,277
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17#	155,000	143,211
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	195,000	202,410
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	55,000	58,979
PSI Energy, Inc. Debentures 7.85% due 10/15/07	249,000	249,537
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	514,000	497,665
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(6)(7)	175,000	0
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	227,000	224,271

		5,391,536

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	70,000	67,900
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16#	195,000	169,650
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	330,000	338,801

		576,351

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	160,000	154,800

Finance-Auto Loans - 0.4%

Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	1,000	942
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	460,000	435,283
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	321,000	286,287
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	10,000	8,834

		731,346

Finance-Commercial - 0.2%

Caterpillar Financial Services Corp. Senior Notes 5.85% due 09/01/17	217,000	217,315
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	86,000	86,713

		304,028

Finance-Consumer Loans - 0.2%

John Deere Capital Corp. Debentures 5.10% due 01/15/13#	282,000	278,763

Finance-Credit Card - 0.2%

Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	303,000	308,963

Finance-Investment Banker/Broker - 1.5%

Citigroup, Inc. Senior Notes 5.88% due 05/29/37	155,000	146,776
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	216,000	218,638

Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	170,000	163,969
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	450,000	447,694
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	180,000	177,217
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	459,000	431,210
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	160,000	148,425
Morgan Stanley Senior Notes 5.75% due 08/31/12	340,000	339,544
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17#	645,000	593,839

		2,667,312

Finance-Mortgage Loan/Banker - 1.0%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	83,000	77,998
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16#	402,000	356,766
Residential Capital LLC Senior Notes 6.50% due 06/01/12	567,000	430,920
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	240,000	180,600
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	928,000	700,640

		1,746,924

Food-Misc. - 0.3%

Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	230,000	230,951
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	374,000	384,952

		615,903

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16#	145,000	136,663

Home Furnishings - 0.1%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	50,000	46,813
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	72,000	55,980

		102,793

Independent Power Producers - 0.6%

Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	630,000	664,650
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	333,000	328,837

		993,487

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	230,000	228,280
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	140,000	144,451

		372,731

Insurance-Life/Health - 0.2%

Americo Life, Inc. Notes 7.88% due 05/01/13*	121,000	123,911
Monumental Global Funding II Notes 5.65% due 07/14/11*	240,000	245,294

		369,205

Insurance-Multi-line - 0.1%

Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	205,000	209,894

Insurance-Property/Casualty - 0.2%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	310,000	300,989
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	65,000	61,033

		362,022

Machinery-Farming - 0.1%

Case Corp. Notes 7.25% due 01/15/16#	110,000	111,100

Medical Products - 0.2%

Johnson & Johnson Notes 5.95% due 08/15/37	315,000	320,761

Medical-Drugs - 0.4%

American Home Products Corp. Notes 6.95% due 03/15/11	179,000	189,409

Wyeth Bonds 5.50% due 02/01/14	470,000	469,625

		659,034

Medical-HMO - 0.3%

Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	177,000	168,716
WellPoint, Inc. Notes 3.75% due 12/14/07	329,156	327,201

		495,917

Medical-Hospitals - 0.5%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	50,000	49,938
HCA, Inc. Senior Notes 6.25% due 02/15/13	325,000	278,687
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	515,000	529,162
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	25,000	24,375

		882,162

Medical-Wholesale Drug Distribution - 0.5%

Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	900,000	892,415

Metal Processors & Fabrication - 0.3%

Commercial Metals Co. Senior Notes 6.50% due 07/15/17	297,000	309,475
Timken Co. Notes 5.75% due 02/15/10	199,000	201,113

		510,588

Metal-Aluminum - 0.4%

Alcoa, Inc. Notes 6.00% due 01/15/12	210,000	214,573
Alcoa, Inc. Bonds 6.50% due 06/15/18#	510,000	527,915

		742,488

Metal-Diversified - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	235,000	250,275

Mining - 0.1%

Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	210,000	183,986

Multimedia - 1.4%

Belo Corp. Senior Notes 6.75% due 05/30/13	125,000	128,063
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	600,000	640,464
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	470,000	489,256
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	582,000	675,463
Viacom, Inc. Senior Notes 6.88% due 04/30/36	470,000	457,681

		2,390,927

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	110,000	109,556

Non-Hazardous Waste Disposal - 0.2%

Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	202,000	208,278
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	210,000	232,867

		441,145

Office Automation & Equipment - 0.4%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	140,000	139,125
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	684,000	664,198

		803,323

Oil Companies-Exploration & Production - 1.2%

Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	420,000	417,679
Apache Corp. Senior Notes 6.25% due 04/15/12	600,000	626,480
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13#	790,000	803,825
Sabine Pass LNG LP Secured Notes 7.50% due 11/30/16	315,000	306,338

		2,154,322

Oil Companies-Integrated - 0.4%

Hess Corp. Notes 7.13% due 03/15/33#	470,000	500,852
Hess Corp. Bonds 7.88% due 10/01/29	218,000	248,662

		749,514

Oil Refining & Marketing - 0.6%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	666,000	689,241
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	340,000	342,823

		1,032,064

Oil-Field Services - 0.3%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	160,000	159,200
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	294,000	300,807

		460,007

Paper & Related Products - 0.2%

Bowater, Inc. Notes 6.50% due 06/15/13#	170,000	131,750
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	125,000	118,125
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	40,000	37,600

		287,475

Physicians Practice Management - 0.0%

US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	25,000	25,125

Pipelines - 0.7%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	200,000	212,262
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	340,000	341,700
Duke Energy Field Services LLC Notes 6.88% due 02/01/11#	194,000	201,803
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	170,000	168,512
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	340,000	364,650

		1,288,927

Publishing-Newspapers - 0.1%

Gannett Co, Inc. Notes 5.75% due 06/01/11	77,000	77,829
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	125,000	101,537

		179,366

Publishing-Periodicals - 0.1%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	140,000	120,400

Radio - 0.2%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	334,000	339,010

Real Estate Investment Trusts - 0.8%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	370,000	362,611
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	411,000	403,919
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	240,000	235,826
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	60,000	57,568
Simon Property Group LP Notes 5.38% due 08/28/08#	148,000	146,692
Vornado Realty LP Notes 4.50% due 08/15/09	230,000	225,508

		1,432,124

Recycling - 0.1%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	170,000	161,925
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	80,000	74,600

		236,525

Rental Auto/Equipment - 0.4%

Erac USA Finance Co. Notes 7.35% due 06/15/08*	530,000	534,969
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	150,000	154,500

		689,469

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	175,000	167,125

Retail-Discount - 0.4%

Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	470,000	451,246
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	185,000	189,702

		640,948

Retail-Drug Store - 0.4%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	350,000	337,289
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	423,789	413,249

		750,538

Retail-Regional Department Stores - 0.1%

Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	210,000	202,314
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	48,000	46,355

		248,669

Savings & Loans/Thrifts - 1.3%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	113,000	111,434
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	430,000	423,096
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15#	760,000	690,456
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12*(5)(8)	400,000	409,606
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11#	520,000	508,117
Western Financial Bank Senior Debentures 9.63% due 05/15/12	228,000	244,841

		2,387,550

Special Purpose Entities - 1.7%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	546,000	534,079
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37#(5)	255,000	212,864
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	622,000	622,000
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(4)(5)	161,000	161,000
ING USA Global Funding Trust Notes 4.25% due 10/01/10	160,000	157,692
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(5)	100,000	89,000
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	192,000	179,838
Pricoa Global Funding I Notes 5.30% due 09/27/13*	390,000	392,071
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	610,000	609,533

		2,958,077

Steel-Producers - 0.6%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14#	480,000	482,004
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	220,000	220,524
United States Steel Corp. Senior Notes 6.05% due 06/01/17	200,000	194,534
United States Steel Corp. Senior Notes 6.65% due 06/01/37	160,000	152,051

		1,049,113

Telecom Services - 0.4%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	408,000	408,579
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15	20,000	19,100
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	256,250

		683,929

Telephone-Integrated - 1.1%

AT&T Corp. Senior Notes 7.30% due 11/15/11	238,000	254,928
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	612,867
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	75,000	71,437

Citizens Communications Co. Senior Notes 9.00% due 08/15/31	50,000	49,125
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	80,000	80,105
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	70,000	67,375
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	90,000	100,554
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	470,000	457,482
Verizon New York, Inc. Debentures 6.88% due 04/01/12	320,000	337,166

		2,031,039

Television - 0.2%

Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(5)	255,000	255,000
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	100,000	90,000

		345,000

Transport-Air Freight - 0.7%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	437,102	423,989
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	110,515	121,290
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	616,214	647,025

		1,192,304

Transport-Rail - 0.4%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 12/15/55(5)	470,000	417,368
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	99,231
Union Pacific Corp. Notes 3.88% due 02/15/09	65,000	64,047
Union Pacific Corp. Debentures 7.00% due 02/01/16	132,000	141,403

		722,049

Transport-Services - 0.2%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	195,000	196,504
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	40,000	37,500
Ryder System, Inc. Notes 5.85% due 03/01/14	126,000	126,876

		360,880

Travel Service - 0.1%

Travelport LLC Company Guar. Notes 10.25% due 09/01/14(5)	100,000	100,000

Total Corporate Bonds & Notes
(cost $62,853,877)		61,511,502

FOREIGN CORPORATE BONDS & NOTES - 7.4%
Banks-Commercial - 0.4%

Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.39% due 12/30/09(5)(8)	196,000	158,197
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(5)(8)	375,000	353,329
Societe Generale Sub. Notes 5.92% due 04/05/17*(5)(8)	230,000	219,940

		731,466

Banks-Money Center - 0.5%

Deutsche Bank AG Senior Notes 6.00% due 09/01/17	340,000	343,033
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(8)	225,000	212,062
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	245,000	254,597
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(11)	92,000	92,262

		901,954

Building Products-Cement - 0.5%

C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*#(5)(8)	823,000	797,923

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	245,000	240,884

Diversified Financial Services - 0.2%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	387,000	331,268

Diversified Manufacturing Operations - 0.2%

Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	388,000	390,412

Diversified Operations - 0.2%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	400,000	435,832

Electric-Integrated - 0.2%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37#	324,000	341,675

Electronic Components-Misc. - 0.0%

NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15#	25,000	21,625

Food-Meat Products - 0.1%

JBS SA Company Guar. Notes 9.38% due 02/07/11	125,000	124,063

Food-Retail - 0.2%

Delhaize Group Notes 6.50% due 06/15/17*	312,000	315,489

Insurance-Multi-line - 0.5%

Aegon NV Sub. Bonds 5.86% due 07/15/14(5)(8)	280,000	228,200
AXA SA Sub. Notes 6.38% due 12/14/36*(5)(8)	323,000	291,171
ING Groep NV Bonds 5.78% due 12/08/15(5)(8)	325,000	312,245

		831,616

Investment Companies - 0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	225,000	223,399

Medical-Drugs - 0.3%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14#	170,000	145,350
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(5)	70,000	69,300
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	245,000	238,875

		453,525

Metal-Aluminum - 0.1%

Alcan, Inc. Senior Notes 5.75% due 06/01/35	260,000	238,794

Metal-Diversified - 0.2%

Inco, Ltd. Bonds 7.20% due 09/15/32	270,000	281,231

Oil Companies-Exploration & Production - 0.2%

EnCana Corp. Bonds 6.50% due 08/15/34	50,000	49,877
Nexen, Inc. Bonds 6.40% due 05/15/37	349,000	339,522

		389,399

Paper & Related Products - 0.1%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	180,000	161,100

Pipelines - 0.5%

Enbridge, Inc. Bonds 5.80% due 06/15/14#	619,000	616,440
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	278,000	247,489

		863,929

Real Estate Operations & Development - 0.1%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	181,000	187,879

Satellite Telecom - 0.3%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(5)	250,000	251,875
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(9)	100,000	81,000
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	195,000	144,787

		477,662

Special Purpose Entities - 0.5%

Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	190,000	185,356
SMFG Preferred Capital, Ltd. Sub. Bonds 6.08% due 01/25/17*(5)(8)	453,000	422,504
SovRisc BV Notes 4.63% due 10/31/08*	215,000	214,598

		822,458

Telecom Services - 0.1%

Telenet Group Holdings NV Notes 11.50% due 06/15/14*(9)	104,000	98,800

TELUS Corp. Notes 8.00% due 06/01/11	65,000	70,506

		169,306

Telephone-Integrated - 1.5%

British Telecommunications PLC Bonds 8.63% due 12/15/30	730,000	975,637
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	470,000	443,299
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	375,000	382,577
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	269,000	270,896
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	470,000	480,317

		2,552,726

Transport-Marine - 0.2%

DP World, Ltd. Bonds 6.85% due 07/02/37*	429,000	432,888

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11#	210,000	218,937

Total Foreign Corporate Bonds & Notes
(cost $13,354,133)		12,937,440

FOREIGN GOVERNMENT AGENCIES - 0.1%
Sovereign - 0.1%

Government of United Kingdom Notes 2.25% due 07/08/08
(cost $196,979)	197,000	192,796

U.S. GOVERNMENT AGENCIES - 33.4%
Federal Home Loan Bank - 0.8%

3.90% due 02/25/08	410,000	407,335
4.50% due 09/08/08	1,100,000	1,095,393

		1,502,728

Federal Home Loan Mtg. Corp. - 16.1%

4.45% due 03/06/08	64,000	63,732
4.50% due 11/01/18	834,683	802,873
4.50% due 07/01/19	466,413	448,085
4.50% due 08/01/20	258,600	248,255
5.00% due 03/01/19	361,347	353,413
5.00% due 07/01/19	460,804	450,686
5.00% due 10/01/33	25,528	24,361
5.00% due 06/01/34	541,840	516,511
5.00% due 05/01/36	3,680,158	3,501,307
5.00% due 11/01/36	216,894	206,353
5.05% due 02/14/08	3,430,000	3,428,007
5.50% due 11/01/18	548,580	546,589
5.50% due 06/01/21	1,229,805	1,222,657
5.50% due 10/01/33	35,050	34,334
5.50% due 02/01/35	1,026,536	1,003,490
5.50% due 07/01/36	2,225,859	2,174,300
5.50% due 05/01/37	1,683,261	1,643,985
5.70% due 08/01/36(5)	2,421,317	2,417,662
5.81% due 01/01/37(5)	1,328,615	1,320,516
5.81% due 01/01/37(5)	965,962	966,755
5.98% due 10/01/36(5)	2,113,528	2,110,645
6.00% due 10/01/33	824,934	827,431
6.00% due 07/01/36	1,888,516	1,887,468
6.50% due 02/01/33	93,219	95,225
6.50% due 02/01/35	64,912	66,113
6.50% due 01/01/36	255,809	259,688
6.50% due 03/01/36	434,989	441,585
7.00% due 11/01/16	66,491	68,763
7.00% due 07/01/32	33,397	34,440
7.50% due 04/01/31	158,269	165,214
8.00% due 01/01/29	12,418	13,086
8.00% due 12/01/29	9,183	9,680
8.00% due 12/01/30	36,312	38,287
8.00% due 01/01/31	273	288
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31(1)	887,000	883,106

		28,274,890

Federal National Mtg. Assoc. - 16.3%

3.88% due 02/01/08#	962,000	956,626
4.50% due 02/01/18	218,013	209,780
4.50% due 06/01/18	136,528	131,501
5.00% due 08/01/18	136,667	133,884
5.00% due 09/01/18	130,221	127,570
5.00% due 10/01/18	238,727	233,865
5.00% due 10/01/33	59,711	56,959
5.00% due 03/01/34	1,565,705	1,492,047
5.00% due 01/01/37	3,429,323	3,259,286
5.50% due 04/01/33	1,081,394	1,059,632
5.50% due 12/01/33	949,940	930,442
5.50% due 05/01/34	551,427	540,108
5.50% due 10/01/34	581,539	569,035
5.50% due 12/01/35	1,012,581	989,888
5.50% due 02/01/36(5)	473,990	472,896
5.50% due 11/01/36	2,231,971	2,180,596
5.50% due 12/01/36	4,578,629	4,455,922
5.50% due 05/01/37	1,655,313	1,616,689
5.50% due 07/01/37	3,246,159	3,170,415
6.00% due 03/01/16	2,795	2,831
6.00% due 12/01/16	78,141	79,153
6.00% due 11/01/17	209,776	212,405
6.00% due 12/01/20	605,309	613,144
6.00% due 12/01/33	624,477	626,153
6.00% due 10/01/36	306,759	306,498
6.00% due 11/01/36	2,742,991	2,730,259
6.50% due 03/01/17	120,150	122,629
6.50% due 08/01/31	64,212	65,664
6.50% due 07/01/32	422,165	431,282
6.50% due 07/01/36	386,166	392,028
7.00% due 09/01/31	277,454	287,802

7.00% due 12/01/35	210,981	216,853
7.50% due 11/01/14	452	460
7.50% due 08/01/15	1,278	1,319

		28,675,621

Government National Mtg. Assoc. - 0.2%

6.00% due 03/15/29	41,952	42,313
6.00% due 04/15/29	16,768	16,913
6.50% due 07/15/32	89,502	91,461
6.50% due 09/15/32	164,966	168,578

		319,265

Total U.S. Government Agencies (cost $59,220,323)		58,772,504

U.S. GOVERNMENT TREASURIES - 8.7%
United States Treasury Bonds - 0.5%

4.50% due 02/15/36#	1,000,000	947,891

United States Treasury Notes - 8.2%

4.50% due 11/15/10#	169,000	170,598
4.50% due 02/28/11#	2,500,000	2,524,805
4.63% due 10/31/11#	1,400,000	1,420,563
4.63% due 12/31/11#	3,200,000	3,246,000
4.88% due 05/31/08#	800,000	802,125
4.88% due 06/30/09#	5,000,000	5,058,985
United States Treasury Notes TIPS
0.88% due 04/15/10#	704,927	673,866
2.00% due 01/15/14#	523,174	510,749

		14,407,691

Total U.S. Government Treasuries (cost $15,248,818)		15,355,582

Total Long-Term Investment Securities (cost $174,122,128)		170,916,932

SHORT-TERM INVESTMENT SECURITIES - 7.8%
Collective Investment Pool - 7.8%
Securities Lending Quality Trust(12) (cost $13,738,260)	13,738,260	13,738,260

REPURCHASE AGREEMENT - 2.0%

Agreement with State Street Bank & Trust Co. bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $3,485,812 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $3,591,968 (cost $3,484,000)	$3,484,000	3,484,000

TOTAL INVESTMENTS (cost $191,344,388) (13)	106.9%	188,139,192
Liabilities in excess of other assets	(6.9)	(12,179,466)

NET ASSETS	100.0%	$175,959,726

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $17,979,033 representing 10.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Variable Rate Security - the rate reflected is as of August 31, 2007, maturity date reflects the stated maturity date.
(3)	Commercial Mortgaged Back Security
(4)	Fair valued security; see Note 1
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(6)	Illiquid security
(7)	To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc.
Notes 7.50% due 08/15/09	8/11/2005	$30,000	$30,000	$29,700	$99.00	0.02%
Southern Energy, Inc.
Notes 7.90% due 07/15/09	1/10/2006	175,000	0	0	$0.00	0.00%

				$29,700		0.00%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	Variable Rate Security - the rate reflected is as of August 31, 2007, maturity date reflects next reset date.
(12)	The security is purchased with the cash collateral received from securities loaned.
(13)	See Note 4 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

VALIC COMPANY I CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.7%
Advertising Agency - 0.8%

Omnicom Group, Inc.#	62,000	$3,157,660

Aerospace/Defense - 2.7%

Lockheed Martin Corp.	35,000	3,469,900
Northrop Grumman Corp.	19,800	1,561,032
Raytheon Co.	97,000	5,949,980

		10,980,912

Airlines - 1.3%

AMR Corp.†#	100,000	2,451,000
Continental Airlines, Inc., Class B†#	78,000	2,594,280
Delta Air Lines, Inc.†	20,700	349,416

		5,394,696

Apparel Manufacturer - 0.7%

Coach, Inc.†	68,000	3,028,040

Applications Software - 1.7%

Microsoft Corp.	251,000	7,211,230

Auto-Cars/Light Trucks - 0.3%

Honda Motor Co., Ltd. ARD	39,900	1,313,508

Banks-Fiduciary - 0.7%

The Bank of New York Mellon Corp.	69,151	2,795,775

Banks-Super Regional - 1.6%

Bank of America Corp.	79,800	4,044,264
Wells Fargo & Co.	66,900	2,444,526

		6,488,790

Batteries/Battery Systems - 0.7%

Energizer Holdings, Inc.†	28,000	2,966,040

Cable TV - 0.6%

Comcast Corp., Special Class A†	87,800	2,270,508

Chemicals-Diversified - 0.5%

E.I. du Pont de Nemours & Co.	39,000	1,901,250

Chemicals-Specialty - 1.7%

Albemarle Corp.#	38,000	1,537,860
Cabot Corp.	63,000	2,541,420
International Flavors & Fragrances, Inc.	58,000	2,913,340

		6,992,620

Coal - 0.4%

CONSOL Energy, Inc.	11,700	466,596
Peabody Energy Corp.	31,900	1,356,069

		1,822,665

Coatings/Paint - 0.7%

The Sherwin-Williams Co.	44,000	3,036,440

Commercial Services - 0.5%

Convergys Corp.†	120,000	2,010,000

Computer Services - 1.0%

Electronic Data Systems Corp.	118,000	2,701,020
Unisys Corp.†#	199,900	1,473,263

		4,174,283

Computers - 4.5%

Dell, Inc.†	32,000	904,000
Hewlett-Packard Co.	146,200	7,214,970
International Business Machines Corp.#	81,900	9,556,911
Sun Microsystems, Inc.†	191,000	1,023,760

		18,699,641

Computers-Memory Devices - 0.9%

EMC Corp.†	198,000	3,892,680

Consumer Products-Misc. - 0.6%

Kimberly-Clark Corp.	34,200	2,349,198

Containers-Metal/Glass - 0.7%

Crown Holdings, Inc.†	121,000	2,906,420

Containers-Paper/Plastic - 0.8%

Packaging Corp. of America	121,000	3,152,050

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co.	17,000	1,110,270

Data Processing/Management - 0.6%

Total Systems Services, Inc.#	95,000	2,635,300

Diversified Manufacturing Operations - 4.3%

General Electric Co.	197,600	7,680,712
Honeywell International, Inc.	90,600	5,087,190
SPX Corp.	37,000	3,331,850
Tyco International, Ltd.	42,150	1,861,344

		17,961,096

Electric-Integrated - 0.5%

Dominion Resources, Inc.	12,300	1,047,714
Southern Co.	33,800	1,199,562

		2,247,276

Electronic Components-Misc. - 0.3%

Koninklijke Philips Electronics NV	30,700	1,214,185

Electronic Components-Semiconductors - 1.9%

Fairchild Semiconductor International, Inc.†	85,400	1,602,104
Intel Corp.	79,200	2,039,400
LSI Logic Corp.†	365,000	2,514,850
Micron Technology, Inc.†	130,800	1,497,660

		7,654,014

Electronic Design Automation - 0.7%

Synopsys, Inc.†	109,000	2,977,880

Electronic Parts Distribution - 0.7%

Avnet, Inc.†	78,000	3,066,180

Enterprise Software/Service - 2.3%

BMC Software, Inc.†	104,000	3,184,480
CA, Inc.	119,000	2,997,610
Oracle Corp.†	155,000	3,143,400

		9,325,490

Finance-Investment Banker/Broker - 6.2%

Citigroup, Inc.	239,900	11,246,512
JPMorgan Chase & Co.	113,000	5,030,760
Lehman Brothers Holdings, Inc.	55,800	3,059,514
Morgan Stanley	41,800	2,607,066
The Goldman Sachs Group, Inc.	22,000	3,872,220

		25,816,072

Finance-Mortgage Loan/Banker - 0.2%

Fannie Mae	14,300	938,223

Food-Misc. - 1.8%

General Mills, Inc.	41,100	2,296,668
Kraft Foods, Inc., Class A	68,200	2,186,492
Unilever NV	93,500	2,856,425

		7,339,585

Food-Retail - 1.5%

Safeway, Inc.	94,000	2,982,620

The Kroger Co.	119,000	3,163,020

		6,145,640

Health Care Cost Containment - 0.8%

McKesson Corp.	55,000	3,146,550

Hospital Beds/Equipment - 0.7%

Kinetic Concepts, Inc.†	48,000	2,885,280

Instruments-Controls - 0.7%

Mettler Toledo International, Inc.†	32,000	3,017,920

Instruments-Scientific - 0.7%

Waters Corp.†	48,000	2,955,360

Insurance-Life/Health - 1.5%

CIGNA Corp.	62,000	3,204,160
Prudential Financial, Inc.	34,000	3,052,520

		6,256,680

Insurance-Multi-line - 2.1%

ACE, Ltd.	23,000	1,328,480
CNA Financial Corp.#	67,000	2,811,320
Hartford Financial Services Group, Inc.	18,700	1,662,617
Loews Corp.	41,000	1,927,410
XL Capital, Ltd., Class A	11,700	891,540

		8,621,367

Insurance-Property/Casualty - 1.6%

SAFECO Corp.	13,000	754,260
The Travelers Cos., Inc.	115,900	5,857,586

		6,611,846

Internet Security - 0.7%

McAfee, Inc.†	83,000	2,967,250

Machinery-Farming - 0.3%

Deere & Co.	10,100	1,374,206

Medical Labs & Testing Services - 0.7%

Laboratory Corp. of America Holdings†	39,000	3,028,740

Medical Products - 2.0%

Baxter International, Inc.	24,700	1,352,572
Covidien, Ltd.	29,850	1,188,926
Johnson & Johnson	40,900	2,527,211
Zimmer Holdings, Inc.†	38,000	2,976,540

		8,045,249

Medical-Biomedical/Gene - 0.8%

Biogen Idec, Inc.†	54,000	3,446,280

Medical-Drugs - 4.2%

Bristol-Myers Squibb Co.	104,800	3,054,920
Forest Laboratories, Inc.†#	64,000	2,408,320
GlaxoSmithKline PLC ADR	25,600	1,336,832
Pfizer, Inc.	144,100	3,579,444
Schering-Plough Corp.	196,300	5,892,926
Wyeth	21,800	1,009,340

		17,281,782

Medical-HMO - 2.8%

Aetna, Inc.	71,000	3,614,610
UnitedHealth Group, Inc.	81,000	4,050,810
WellPoint, Inc.†	48,000	3,868,320

		11,533,740

Metal-Aluminum - 0.5%

Alcoa, Inc.	55,900	2,042,027

Metal-Copper - 0.8%

Southern Copper Corp.#	32,000	3,368,000

Multimedia - 2.8%

Meredith Corp.	51,000	2,850,900
The Walt Disney Co.	161,900	5,439,840
Time Warner, Inc.	166,800	3,165,864

		11,456,604

Networking Products - 1.7%

Cisco Systems, Inc.†	202,000	6,447,840
Juniper Networks, Inc.†	19,000	625,480

		7,073,320

Office Automation & Equipment - 1.3%

Xerox Corp.†	313,500	5,370,255

Office Furnishings-Original - 0.7%

Steelcase, Inc. Class A	157,000	2,769,480

Oil & Gas Drilling - 0.4%

GlobalSantaFe Corp.	20,300	1,432,977

Oil Companies-Exploration & Production - 0.4%

Anadarko Petroleum Corp.	31,000	1,518,380

Oil Companies-Integrated - 8.0%

Chevron Corp.	101,700	8,925,192
ConocoPhillips	67,000	5,486,630
Exxon Mobil Corp.	172,000	14,745,560
Marathon Oil Corp.	70,000	3,772,300

		32,929,682

Oil Refining & Marketing - 2.8%

Holly Corp.	43,000	2,865,950
Sunoco, Inc.	27,000	1,974,780
Tesoro Corp.	64,000	3,157,120
Valero Energy Corp.	53,000	3,631,030

		11,628,880

Oil-Field Services - 0.9%

BJ Services Co.	52,700	1,307,487
Global Industries, Ltd.†	40,000	967,200
Halliburton Co.	46,800	1,618,812

		3,893,499

Paper & Related Products - 0.7%

International Paper Co.	85,000	2,984,350

Pharmacy Services - 1.7%

Express Scripts, Inc.†	59,000	3,230,250
Medco Health Solutions, Inc.†#	42,000	3,588,900

		6,819,150

Printing-Commercial - 0.6%

R.R. Donnelley & Sons Co.	71,000	2,543,220

Real Estate Management/Services - 0.6%

CB Richard Ellis Group, Inc., Class A†#	79,000	2,332,080

Retail-Apparel/Shoe - 0.6%

Ross Stores, Inc.	95,000	2,643,850

Retail-Auto Parts - 0.7%

AutoZone, Inc.†#	24,000	2,910,960

Retail-Discount - 1.6%

Dollar Tree Stores, Inc.†	73,000	3,171,850
Family Dollar Stores, Inc.	97,000	2,840,160
Wal-Mart Stores, Inc.	12,200	532,286

		6,544,296

Semiconductor Equipment - 2.4%

Applied Materials, Inc.	191,800	4,096,848
KLA-Tencor Corp.	54,000	3,103,380
Novellus Systems, Inc.†#	97,000	2,654,890

		9,855,118

Semiconductors Components-Intergrated Circuits - 1.0%

Integrated Device Technology, Inc.†	185,000	2,893,400
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	140,961	1,398,333

		4,291,733

Steel-Producer - 0.7%

United States Steel Corp.	29,000	2,739,920

Telecommunication Equipment - 0.3%

Alcatel-Lucent ADR	130,600	1,430,070

Telephone-Integrated - 2.4%

AT&T, Inc.	107,800	4,297,986
Qwest Communications International, Inc.†#	211,300	1,891,135
Sprint Nextel Corp.	64,800	1,226,016
Verizon Communications, Inc.	63,000	2,638,440

		10,053,577

Toys - 0.8%

Hasbro, Inc.#	98,000	2,764,580
Mattel, Inc.	23,000	497,490

		3,262,070

Total Long-Term Investment Securities
(cost $378,257,719)		408,041,365

SHORT-TERM INVESTMENT SECURITIES - 6.7%
Collective Investment Pool - 6.7%

Securities Lending Quality Trust(1)
(cost $27,421,697)	$27,421,697	27,421,697

REPURCHASE AGREEMENT - 1.3%

Agreement with State Street Bank & Trust Co. bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $5,380,797 and collateralized by Federal Home Loan Bank. Notes, bearing interest at 3.75% due 08/15/08 and having an approximate value of $5,543,709 (cost $5,378,000)	$5,378,000	5,378,000

TOTAL INVESTMENTS
(cost $411,057,416) (2)	106.7%	440,841,062
Liabilities in excess of other assets	(6.7)	(27,551,292)

NET ASSETS	100.0%	$413,289,770

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open call option contracts written at August 31, 2007 for the Core Equity Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2007	Unrealized Appreciation (Depreciation)
Chevron Corp.	Jan-08	$90.00	100	$29,787	$51,000	$(21,213)

See Notes to Portfolio of Investments

VALIC COMPANY I CORE VALUE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Aerospace/Defense - 2.0%

Lockheed Martin Corp.	9,982	$989,615
Northrop Grumman Corp.	41,865	3,300,637
Raytheon Co.	2,496	153,105

		4,443,357

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	1,024	64,850

Airlines - 0.1%

Southwest Airlines Co.	10,266	155,119

Apparel Manufacturer - 0.3%

VF Corp.	8,000	638,800

Applications Software - 1.7%

Microsoft Corp.	131,094	3,766,331

Auction House/Art Dealer - 0.1%

Sotheby’s	3,729	161,391

Auto/Truck Parts & Equipment-Original - 0.7%

Magna International, Inc., Class A	16,562	1,481,471

Banks-Commercial - 0.1%

Corus Bankshares, Inc.	9,971	133,213

Banks-Fiduciary - 0.5%

The Bank of New York Mellon Corp.	26,226	1,060,317

Banks-Super Regional - 6.6%

Bank of America Corp.	148,219	7,511,739
Capital One Financial Corp.	2,458	158,934
National City Corp.	21,270	572,376
PNC Financial Services Group, Inc.	10,900	767,033
US Bancorp	47,500	1,536,625
Wachovia Corp.	35,989	1,762,741
Wells Fargo & Co.	71,912	2,627,665

		14,937,113

Beverages-Non-alcoholic - 1.2%

Coca-Cola Enterprises, Inc.	6,040	143,873
Pepsi Bottling Group, Inc.	29,775	1,029,917
PepsiAmericas, Inc.	3,176	94,010
The Coca-Cola Co.	24,700	1,328,366

		2,596,166

Brewery - 0.3%

Molson Coors Brewing Co., Class B	6,355	568,518

Building-Heavy Construction - 0.1%

Perini Corp.†	2,099	118,803

Building-Residential/Commerical - 0.5%

NVR, Inc.†	1,966	1,099,977

Chemicals-Diversified - 1.1%

E.I. du Pont de Nemours & Co.	22,500	1,096,875
PPG Industries, Inc.	19,700	1,444,995

		2,541,870

Chemicals-Specialty - 0.2%

Methanex Corp.	16,472	371,444

Commercial Services-Finance - 0.5%

Deluxe Corp.	11,989	455,822
H&R Block, Inc.	29,203	579,387

		1,035,209

Computer Services - 0.8%

Computer Sciences Corp.†	23,606	1,320,756
Electronic Data Systems Corp.	20,412	467,230

		1,787,986

Computers - 4.1%

Hewlett-Packard Co.	90,738	4,477,920
International Business Machines Corp.	39,920	4,658,265

		9,136,185

Computers-Memory Devices - 0.4%

Western Digital Corp.†	38,853	907,606

Consulting Services - 0.7%

Accenture Ltd., Class A	33,893	1,396,730
Watson Wyatt Worldwide, Inc., Class A	2,363	111,794

		1,508,524

Consumer Products-Misc. - 1.4%

Blyth, Inc.	8,325	186,147
Kimberly-Clark Corp.	30,515	2,096,075
Tupperware Brands Corp.	29,828	918,404

		3,200,626

Containers-Paper/Plastic - 0.3%

Sonoco Products Co.	18,121	652,718

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co.	4,419	288,605

Data Processing/Management - 0.3%

Acxiom Corp.	12,016	294,392
Fiserv, Inc.†	9,400	437,288

		731,680

Distribution/Wholesale - 0.1%

Building Materials Holding Corp.	16,439	243,297

Diversified Manufacturing Operations - 3.5%

Dover Corp.	16,800	829,920
General Electric Co.	113,137	4,397,635
Ingersoll-Rand Co., Ltd., Class A	19,100	991,863
Parker Hannifin Corp.	7,600	816,772
Tyco International, Ltd.	16,988	750,190

		7,786,380

Electric-Integrated - 1.8%

Edison International	9,597	505,858
Exelon Corp.	22,600	1,597,142
NiSource, Inc.	15,000	282,600
PPL Corp.	30,900	1,491,234
Progress Energy, Inc.	2,600	119,288

		3,996,122

Electronic Components-Misc. - 0.6%

NAM TAI Electronics, Inc.	12,233	165,635
Tyco Electronics, Ltd.†	16,688	581,910
Vishay Intertechnology, Inc.†	48,959	647,728

		1,395,273

Electronic Components-Semiconductors - 0.2%

Intel Corp.	20,625	531,094

Electronic Parts Distribution - 0.5%

Avnet, Inc.†	30,676	1,205,874

Engines-Internal Combustion - 0.3%

Cummins, Inc.	6,117	724,375

Enterprise Software/Service - 0.5%

Open Text Corp.†	8,746	217,513

Oracle Corp.†	40,400	819,312
Sybase, Inc.†	5,025	115,826

		1,152,651

Finance-Credit Card - 0.3%

Discover Financial Services†	29,602	684,990

Finance-Investment Banker/Broker - 10.3%

Citigroup, Inc.	187,926	8,809,971
JPMorgan Chase & Co.	108,817	4,844,533
Lehman Brothers Holdings, Inc.	15,852	869,165
Merrill Lynch & Co., Inc.	43,761	3,225,186
Morgan Stanley	57,205	3,567,876
The Goldman Sachs Group, Inc.	11,345	1,996,833

		23,313,564

Finance-Mortgage Loan/Banker - 1.5%

Countrywide Financial Corp.	21,468	426,140
Freddie Mac	43,900	2,704,679
IndyMac Bancorp, Inc.	10,374	251,051

		3,381,870

Financial Guarantee Insurance - 0.2%

MGIC Investment Corp.	17,200	518,752

Food-Misc. - 1.1%

General Mills, Inc.	16,067	897,824
Kraft Foods, Inc., Class A	1,443	46,263
Seaboard Corp.	168	349,272
Unilever NV	42,400	1,295,320

		2,588,679

Food-Retail - 0.4%

The Kroger Co.	32,860	873,419

Forestry - 0.5%

Weyerhaeuser Co.	17,515	1,193,998

Health Care Cost Containment - 0.1%

Healthspring, Inc.†	9,123	170,509

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.	45,028	1,161,272

Hotel/Motel - 0.0%

Wyndham Worldwide Corp.	1,605	51,200

Instruments-Scientific - 0.2%

Applera Corp.	13,874	438,557

Insurance Broker - 0.3%

Marsh & McLennan Cos., Inc.	23,200	618,280

Insurance-Life/Health - 0.4%

Torchmark Corp.	14,900	917,244

Insurance-Multi-line - 3.4%

ACE, Ltd.	33,556	1,938,195
Allstate Corp.	40,600	2,222,850
American Financial Group, Inc.	6,427	181,241
Hartford Financial Services Group, Inc.	25,100	2,231,641
Loews Corp.	17,700	832,077
XL Capital, Ltd., Class A	3,814	290,627

		7,696,631

Insurance-Property/Casualty - 0.3%

Arch Capital Group, Ltd.†	9,823	705,586

Insurance-Reinsurance - 1.2%

Aspen Insurance Holdings, Ltd.	22,727	570,220
Axis Capital Holdings, Ltd.	11,925	430,493
Endurance Specialty Holdings, Ltd.	26,940	1,074,098
Odyssey Re Holdings Corp.	3,774	136,694
PartnerRe, Ltd.	7,400	538,054

		2,749,559

Investment Companies - 0.1%

KKR Financial Holdings LLC	17,996	278,758

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	9,300	704,661

Machinery-Farming - 0.3%

Deere & Co.	4,300	585,058

Medical Instruments - 0.6%

Boston Scientific Corp.†	70,811	908,505
Medtronic, Inc.	10,400	549,536

		1,458,041

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	6,600	361,350

Medical Products - 2.7%

Becton, Dickinson & Co.	14,553	1,119,708
Covidien, Ltd.†	4,894	194,928
Johnson & Johnson	75,422	4,660,325

		5,974,961

Medical-Biomedical/Gene - 1.0%

Amgen, Inc.†	42,067	2,107,978
Biogen Idec, Inc.†	554	35,356

		2,143,334

Medical-Drugs - 5.4%

Abbott Laboratories	31,300	1,624,783
Biovail Corp.	50,292	881,116
Eli Lilly & Co.	13,900	797,165
King Pharmaceuticals, Inc.†	56,045	842,356
Merck & Co., Inc.	26,289	1,318,919
Pfizer, Inc.	205,559	5,106,086
ViroPharma, Inc.†	20,231	200,489
Wyeth	28,300	1,310,290

		12,081,204

Medical-Generic Drugs - 0.2%

Watson Pharmaceuticals, Inc.†	12,135	361,866

Medical-HMO - 1.8%

Aetna, Inc.	16,490	839,506
AMERIGROUP Corp.†	18,015	570,535
Coventry Health Care, Inc.†	949	54,444
Humana, Inc.†	22,824	1,462,790
WellCare Health Plans, Inc.†	10,893	1,075,139
WellPoint, Inc.†	201	16,199

		4,018,613

Medical-Outpatient/Home Medical - 0.1%

Apria Healthcare Group, Inc.†	10,641	283,370

Metal-Copper - 0.1%

Southern Copper Corp.	2,468	259,757

Metal-Diversified - 0.4%

Freeport-McMoRan Copper & Gold, Inc.	9,980	872,452

Mining - 0.0%

Northgate Minerals Corp.†	6,462	19,386

Multimedia - 1.7%

The Walt Disney Co.	38,047	1,278,379
Time Warner, Inc.	89,192	1,692,864
Viacom, Inc., Class B†	23,839	940,687

		3,911,930

Networking Products - 0.1%

Cisco Systems, Inc.†	6,853	218,748

Non-Hazardous Waste Disposal - 0.3%

Waste Management, Inc.	19,000	715,730

Office Automation & Equipment - 0.8%

Xerox Corp.†	109,955	1,883,529

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	4,600	275,034

Oil & Gas Drilling - 0.1%

Grey Wolf, Inc.†	48,297	320,692

Oil Companies-Exploration & Production - 0.5%

Devon Energy Corp.	6,000	451,860
EnCana Corp.	11,656	681,876

		1,133,736

Oil Companies-Integrated - 12.7%

Chevron Corp.	79,365	6,965,072
ConocoPhillips	62,038	5,080,292
Exxon Mobil Corp.	135,360	11,604,413
Marathon Oil Corp.	16,619	895,598
Occidental Petroleum Corp.	15,976	905,679
Royal Dutch Shell PLC ADR	40,800	3,155,880

		28,606,934

Oil Field Machinery & Equipment - 0.2%

National-Oilwell Varco, Inc.†	4,200	537,600

Oil Refining & Marketing - 0.7%

Tesoro Corp.	5,111	252,126
Valero Energy Corp.	20,956	1,435,695

		1,687,821

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.	10,421	277,928

Printing-Commercial - 0.3%

R.R. Donnelley & Sons Co.	18,920	677,714

Publishing-Newspapers - 0.5%

Gannett Co., Inc.	24,300	1,142,100

Publishing-Periodicals - 0.1%

Idearc, Inc.	6,892	235,224

Real Estate Investment Trusts - 0.4%

iStar Financial, Inc.	23,381	855,745

Rental Auto/Equipment - 0.1%

Rent-A-Center, Inc.†	12,241	235,272

Retail-Apparel/Shoe - 0.4%

Brown Shoe Co., Inc.	11,037	252,085
Dress Barn, Inc.†	1,150	20,125
The Gap, Inc.	36,100	677,236

		949,446

Retail-Building Products - 0.5%

Home Depot, Inc.	28,300	1,084,173

Retail-Consumer Electronics - 0.7%

Best Buy Co., Inc.	15,300	672,435
RadioShack Corp.	41,745	992,279

		1,664,714

Retail-Discount - 0.6%

Big Lots, Inc.†	9,037	269,032
Wal-Mart Stores, Inc.	26,600	1,160,558

		1,429,590

Retail-Office Supplies - 0.3%

Staples, Inc.	29,500	700,625

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.†	2,200	130,460

Retail-Restaurants - 0.8%

McDonald’s Corp.	34,051	1,677,012
Triarc Cos., Inc., Class B	1,625	24,960

		1,701,972

Savings & Loans/Thrifts - 1.4%

Washington Mutual, Inc.	85,027	3,122,191

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	52,499	1,121,379
ASM International NV	699	19,055
Lam Research Corp.†	13,289	712,689
Novellus Systems, Inc.†	753	20,609

		1,873,732

Steel-Producers - 0.6%

Nucor Corp.	10,724	567,300
United States Steel Corp.	8,792	830,668

		1,397,968

Telecom Services - 0.0%

Embarq Corp.	1,204	75,154

Telephone-Integrated - 4.5%

AT&T, Inc.	121,857	4,858,439
Sprint Nextel Corp.	53,950	1,020,734
Verizon Communications, Inc.	101,167	4,236,874
Windstream Corp.	827	11,809

		10,127,856

Television - 0.4%

CBS Corp., Class B	25,448	801,866
Sinclair Broadcast Group, Inc., Class A	12,704	158,292

		960,158

Theater - 0.1%

Regal Entertainment Group, Class A	14,412	324,847

Tobacco - 0.8%

Altria Group, Inc.	21,986	1,526,048
Reynolds American, Inc.	2,626	173,631

		1,699,679

Tools-Hand Held - 0.1%

Black & Decker Corp.	2,099	182,088

Toys - 0.7%

Hasbro, Inc.	40,277	1,136,214

Mattel, Inc.	22,046	476,855

		1,613,069

Transport-Rail - 0.5%

Burlington Northern Santa Fe Corp.	4,452	361,280
CSX Corp.	4,882	200,162
Norfolk Southern Corp.	4,661	238,690
Union Pacific Corp.	3,003	335,044

		1,135,176

Transport-Services - 0.6%

FedEx Corp.	3,147	345,163
United Parcel Service, Inc., Class B	12,990	985,421

		1,330,584

Web Portals/ISP - 0.3%

United Online, Inc.	43,231	621,229

Wireless Equipment - 0.1%

InterDigital, Inc.†	1,656	38,270
Motorola, Inc.	15,700	266,115

		304,385

Total Long-Term Investment Securities (cost $196,805,190)		222,034,699

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Time Deposit - 0.6%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 09/04/07
(cost $1,359,000)	$1,359,000	1,359,000

REPURCHASE AGREEMENT - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $874,454 and collateralized by Federal Home Loan Bank Disc. Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $894,203 (cost $874,000)	874,000	874,000

TOTAL INVESTMENTS (cost $199,038,190) (1)	99.5%	224,267,699
Other assets less liabilities	0.5	1,133,905

NET ASSETS	100.0%	$225,401,604

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR -	A merican Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I FOREIGN VALUE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(1)
COMMON STOCK - 91.9%
Australia - 0.5%

Alumina, Ltd.#	722,153	$4,109,583
Goodman Fielder, Ltd.	375,000	798,104

		4,907,687

Austria - 0.9%

Telekom Austria AG	360,550	9,304,958

Bermuda - 0.9%

Yue Yuen Industrial Holdings, Ltd.	2,944,172	8,874,177

Brazil - 0.9%

Empressa Brasileira de Aeronautica SA ADR#	213,962	9,662,524

China - 2.1%

China Shenhua Energy Co., Ltd.	3,377,938	14,703,581
China Telecom Corp., Ltd.	11,481,823	6,653,460

		21,357,041

Denmark - 0.7%

Vestas Wind Systems A/S†	111,130	7,545,204

Finland - 1.4%

UPM-Kymmene Oyj#	646,988	14,683,559

France - 5.7%

Eutelsat Communications	436,610	10,065,764
France Telecom SA#	188,975	5,719,581
Sanofi-Aventis#	266,430	21,805,372
Societe BIC SA#	28,995	2,201,422
Total SA#	66,810	5,017,756
Vinci SA#	55,454	3,955,277
Vivendi Universal SA	249,260	10,210,536

		58,975,708

Germany - 7.1%

Bayerische Motoren Werke AG#	120,480	7,356,166
Celesio AG	160,070	10,033,436
Commerzbank AG	110,210	4,521,117
Deutsche Post AG	439,850	12,794,939
Infineon Technologies AG†	1,567,000	24,433,395
Siemens AG	120,035	15,085,029

		74,224,082

Hong Kong - 5.3%

Cheung Kong Holdings, Ltd.	1,986,488	29,303,436
Hang Lung Group, Ltd.	1,393,573	6,658,322
HongKong Electric Holdings, Ltd.	980,169	4,923,469
Hutchison Whampoa, Ltd.	1,123,341	11,189,953
MTR Corp., Ltd.	1,395,780	3,399,424

		55,474,604

India - 1.3%

Gail India, Ltd. GDR†*	118,579	5,454,634
Reliance Industries, Ltd. GDR*	89,790	8,603,028

		14,057,662

Indonesia - 0.5%

PT Indosat Tbk	6,744,000	5,178,642

Israel - 0.8%

Check Point Software Technologies Ltd.†	370,390	8,689,349

Italy - 5.3%

Intesa Sanpaolo SpA	1,338,110	10,086,471
Eni SpA	490,431	16,914,412
Mediaset SpA#	854,344	9,069,967
UniCredito Italiano SpA	2,194,307	18,817,330

		54,888,180

Japan - 9.1%

Ebara Corp.#	1,221,000	5,501,754
Hitachi, Ltd.#	379,898	2,472,077
Konica Minolta Holdings, Inc.	460,832	7,303,266
Makita Corp.	139,456	5,419,229
Mitsubishi UFJ Financial Group, Inc.	1,943	18,682,229
NOK Corp.	134,200	2,625,137
Nomura Holdings, Inc.#	382,168	6,764,970
Shinsei Bank, Ltd.	2,809,637	9,392,540
Sompo Japan Insurance, Inc.	327,603	3,664,515
Sumitomo Mitsui Financial Group, Inc.	2,275	18,010,506
Sumitomo Rubber Industries, Ltd.#	118,500	1,332,272
Takeda Pharmaceutical Co., Ltd.#	169,654	11,684,246
Takuma Co., Ltd.#	323,000	2,043,757

		94,896,498

Mexico - 0.9%

Telefonos de Mexico SA de CV ADR	250,978	8,869,563

Netherlands - 2.5%

ING Groep NV#	545,390	21,983,131
Koninklijke Philips Electronics NV	111,750	4,414,456

		26,397,587

Norway - 0.4%

Telenor ASA†	239,298	4,415,157

Philippines - 0.5%

Philippine Long Distance Telephone Co.	93,500	5,421,298
Philippine Long Distance Telephone Co. ADR	442	25,959

		5,447,257

Russia - 1.6%

Mobile Telesystems OJSC ADR	171,992	11,378,991
OAO Gazprom ADR (London)	126,800	5,255,837

		16,634,828

Singapore - 3.8%

Flextronics International, Ltd.†#	655,890	7,470,587
Parkway Holdings, Ltd.#	2,224,000	5,795,204
Singapore Telecommunications, Ltd.	6,314,999	15,122,205
United Overseas Bank, Ltd.#	798,387	10,907,551

		39,295,547

South Africa - 1.2%

Ellerine Holdings, Ltd.	375,655	3,947,748
Foschini, Ltd.	474,115	3,850,059
Massmart Holdings, Ltd.	365,443	4,710,909

		12,508,716

South Korea - 3.7%

Hana Financial Group, Inc.	270,550	12,815,139
Kookmin Bank	119,383	9,695,350
KT Corp. ADR	176,477	4,203,682

Lotte Shopping Co., Ltd.	12,315	4,616,914
Samsung Electronics Co., Ltd.	11,030	6,985,865

		38,316,950

Spain - 1.7%

Gamesa Corp. Tecnologica SA	65,529	2,617,890
Repsol YPF SA#	121,611	4,397,228
Telefonica SA	424,804	10,580,458
Telefonica SA ADR	279	20,836

		17,616,412

Sweden - 0.6%

Husqvarna AB, Class A	55,729	704,161
Husqvarna AB, Class B	185,766	2,371,121
Securitas AB, Class B#	208,465	2,754,118
Securitas Systems AB, Class B	208,465	732,322

		6,561,722

Switzerland - 3.1%

Adecco SA	158,080	10,328,694
Ciba Specialty Chemicals AG	190,320	10,427,936
Novartis AG	210,640	11,098,136

		31,854,766

Taiwan - 4.9%

Chunghwa Telecom Co., Ltd. ADR	578,606	10,137,177
Lite-On Technology Corp.	3,656,747	5,805,090
Mega Financial Holding Co., Ltd.	18,343,000	11,434,059
Taishin Financial Holding Co., Ltd.†	13,332,000	6,687,885
Taiwan Semiconductor Manufacturing Co., Ltd.	9,147,328	17,463,920

		51,528,131

Thailand - 1.5%

Advanced Info Service Public Co., Ltd.	2,964,400	8,205,930
Krung Thai Bank PCL	22,353,200	7,377,584

		15,583,514

Turkey - 1.1%

Turkcell Iletisim Hizmetleri AS ADR	647,200	11,656,072

United Kingdom - 21.9%

Invesco PLC	659,489	8,028,006
Aviva PLC	799,898	11,447,781
BP PLC	1,774,060	19,901,893
BP PLC ADR#	180	12,125
British Energy Group PLC	2,170,523	20,332,497
British Sky Broadcasting Group PLC	1,437,470	19,596,440
Burberry Group PLC	657,675	8,151,903
Compass Group PLC	712,754	4,682,301
Electrocomponents PLC	1,218,762	6,253,559
GlaxoSmithKline PLC	391,524	10,218,124
HSBC Holdings PLC	802,996	14,463,023
Kingfisher PLC	3,659,325	15,389,898
Old Mutual PLC	4,904,103	15,822,661
Pearson PLC	830,789	12,431,256
Royal Bank of Scotland Group PLC	1,190,868	13,825,099
Royal Dutch Shell PLC, Class A	165,970	6,428,071
Royal Dutch Shell PLC, Class B	351,491	13,682,939
Vodafone Group PLC	5,624,627	18,193,616
Yell Group PLC	1,025,690	9,338,918

		228,200,110

Total Common Stock (cost $887,354,791)		957,606,207

PREFERRED STOCK - 1.0%
Brazil - 1.0%

Cia Vale do Rio Doce ADR	240,032	10,021,336
Contax Participacoes SA ADR	254,706	315,835

(cost $5,139,532)		10,337,171

CONVERTIBLE BONDS & NOTES - 0.4%
Luxembourg - 0.4%

Repcon Luxembourg SA 4.50% due 01/26/11*
(cost $3,102,248)	2,426,000	3,839,145

Total Long-Term Investment Securities (cost $895,173,861)		971,782,523

SHORT-TERM INVESTMENT SECURITIES - 21.1%
Collective Investment Pool - 13.8%

Securities Lending Quality Trust(2)	143,894,834	143,894,834

U.S. Government Agencies - 6.5%

Federal Home Loan Bank Disc. Notes 4.20% due 09/04/07	$68,175,000	68,151,139

Time Deposit - 0.8%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 09/04/07	7,910,000	7,910,000

Total Short-Term Investment Securities (cost $219,955,973)		219,955,973

TOTAL INVESTMENTS (cost $1,115,129,834) (3)	114.50%	1,191,738,496
Liabilities in excess of other assets	(14.5)	(150,530,050)

NET ASSETS -	100.00%	$1,041,208,446

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $17,896,807 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Portfolios holdings were valued using fair value procedures at August 31, 2007. At August 31, 2007, the aggregate value of these securities was $880,024,708 representing 84.5% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(3)
COMMON STOCK - 97.7%
Australia - 0.5%

Minara Resources, Ltd.#	439,600	$2,118,653

Austria - 1.1%

Voestalpine AG	60,875	4,992,340

Belgium - 3.6%

Delhaize Group#	90,100	8,826,336
Fortis	42,187	1,548,997
InBev NV#	26,390	2,167,545
KBC Groep NV	28,229	3,545,237

		16,088,115

Bermuda - 1.8%

Accenture Ltd., Class A	120,300	4,957,563
Orient Overseas International, Ltd.	179,000	1,951,699
RenaissanceRe Holdings, Ltd.#	17,491	1,001,884

		7,911,146

Canada - 1.5%

Teck Cominco, Ltd.	112,648	4,800,341
Teck Cominco, Ltd., Class B	44,352	1,897,560

		6,697,901

China - 0.6%

China Petroleum & Chemical Corp.	2,594,000	2,856,565

Finland - 2.5%

Nokia Oyj	344,400	11,340,835

France - 2.7%

Credit Agricole SA#	148,757	5,627,006
Societe Generale#	26,240	4,243,888
Vivendi Universal SA#	60,478	2,477,384

		12,348,278

Germany - 5.4%

Allianz SE#	57,079	12,241,073
Deutsche Bank AG	15,743	1,945,268
Salzgitter AG	51,431	10,170,183

		24,356,524

Hong Kong - 1.0%

China Netcom Group Corp. Hong Kong, Ltd.	1,923,500	4,678,558

Ireland - 1.4%

Allied Irish Banks PLC	168,991	4,320,878
Bank of Ireland	100,864	1,874,872

		6,195,750

Italy - 1.0%

UniCredito Italiano SpA	547,909	4,698,606

Japan - 12.6%

Canon, Inc.	153,700	8,793,032
Daito Trust Construction Co., Ltd.	22,200	1,054,505
JFE Holdings, Inc.#	29,300	1,916,657
Matsushita Electric Industrial Co., Ltd.	247,000	4,314,239
Mitsubishi Corp.	389,700	11,120,005
Mitsui O.S.K. Lines, Ltd.#	733,000	10,927,802
Nissan Motor Co., Ltd.#	423,500	4,085,230
Sumitomo Metal Mining Co., Ltd.	119,000	2,371,706
Suzuki Motor Corp.#	455,900	12,339,845

		56,923,021

Norway - 1.0%

Petroleum Geo-Services ASA†#	197,500	4,614,527

Singapore - 1.4%

Neptune Orient Lines, Ltd.	14,000	45,575
Singapore Airlines, Ltd.	501,000	6,233,844

		6,279,419

South Korea - 2.3%

Hyundai Heavy Industries Co., Ltd.	8,900	3,548,396
Hyundai Mipo Dockyard Co., Ltd.	11,929	3,566,546
Korea Investment Holdings Co., Ltd.	52,030	3,356,569

		10,471,511

Sweden - 0.8%

Boliden AB	164,200	3,459,875

Switzerland - 5.9%

Credit Suisse Group	103,289	6,765,945
Roche Holding AG	18,863	3,282,565
Swiss Reinsurance	119,366	10,067,991
Zurich Financial Services AG	22,305	6,396,947

		26,513,448

Taiwan - 0.4%

United Microelectronics Corp.	3,622,394	2,028,653

United Kingdom - 6.6%

Antofagasta PLC	12,886	185,305
Ashtead Group PLC	1,449,500	3,765,523
Barclays PLC	239,533	2,967,245
Centrica PLC	320,120	2,492,393
Marks & Spencer Group PLC	187,743	2,369,786
Reckitt Benckiser PLC	169,658	9,242,441
Royal Bank of Scotland Group PLC	748,490	8,689,417

		29,712,110

United States - 43.6%

Atmel Corp.†	196,000	1,038,800
Bank of America Corp.	258,722	13,112,031
CF Industries Holdings, Inc.#	93,800	5,940,354
Chevron Corp.	64,800	5,686,848
Computer Sciences Corp.†#	103,986	5,818,017
Coventry Health Care, Inc.†	45,500	2,610,335
Embarq Corp.	98,562	6,152,240
Exxon Mobil Corp.	119,854	10,275,083
Freeport-McMoRan Copper & Gold, Inc.	11,323	989,857
International Business Machines Corp.#	17,100	1,995,399
Johnson & Johnson	266,800	16,485,572
JPMorgan Chase & Co.	89,400	3,980,088
Lockheed Martin Corp.	43,700	4,332,418
Loews Corp. - Carolina Group	65,329	4,972,843
Marathon Oil Corp.	188,900	10,179,821
National-Oilwell Varco, Inc.†#	60,800	7,782,400
NutriSystem, Inc.†#	60,816	3,298,052
Oracle Corp.†	416,800	8,452,704
PepsiCo, Inc.	40,000	2,721,200
Pfizer, Inc.	359,655	8,933,830
PG&E Corp.	74,017	3,293,757
Qwest Communications International, Inc.†#	153,500	1,373,825
Sprint Nextel Corp.	486,778	9,209,840
The Bear Stearns Cos., Inc.#	21,200	2,303,592

The Goldman Sachs Group, Inc.	46,500	8,184,465
Valero Energy Corp.	162,426	11,127,805
Verizon Communications, Inc.	219,600	9,196,848
Viacom, Inc., Class B†	225,100	8,882,446
Watson Pharmaceuticals, Inc.†#	133,642	3,985,204
WellPoint, Inc.†	177,200	14,280,548

		196,596,222

Total Long-Term Investment Securities (cost $394,701,135)		440,882,057

SHORT-TERM INVESTMENT SECURITIES - 12.8%
Collective Investment Pool - 12.7%

Securities Lending Quality Trust(1)	$57,393,302	57,393,302

U.S. Government Treasury - 0.1%

UnitedStatesTreasuryBills
4.85% due 09/27/07@	338,000	336,821
4.98% due 09/27/07@	337,000	335,824

		672,645

Total Short-Term Investment Securities (cost $58,065,947)		58,065,947

TOTAL INVESTMENTS - (cost $452,767,082) (2)	110.5%	498,948,004
Liabilities in excess of other assets	(10.5)	(47,543,235)

NET ASSETS -	100.0%	$451,404,769

#	The security or a portion thereof is out on loan.
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at August 31, 2007. At August 31, 2007, the aggregate value of these securities was $228,345,922 representing 50.6% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)
19 Long	S&P 500 Index	September 2007	$6,958,135	$7,014,325	$56,190
5 Long	Topix Index	September 2007	764,761	696,200	(68,561)
6 Long	FTSE 100 Index	September 2007	793,830	763,714	(30,116)
12 Long	DJ Stoxx 50 Index	September 2007	719,933	702,653	(17,280)

					$(59,767)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*AUD	28,494,600	USD	24,408,995	10/17/2007	$1,118,940
*CAD	1,840,000	USD	1,761,978	10/17/2007	17,987
*CHF	2,650,900	USD	2,207,858	09/19/2007	11,154
*EUR	31,821,700	USD	43,689,784	09/19/2007	303,025
*EUR	8,130,700	USD	11,124,024	12/19/2007	9,693
*GBP	9,894,700	USD	20,095,366	09/19/2007	151,623
*JPY	501,231,900	USD	4,441,978	11/21/2007	64,294
*NOK	13,844,200	USD	2,396,611	09/19/2007	20,584
*SEK	56,434,700	USD	8,276,447	09/19/2007	86,389
*USD	7,082,583	AUD	8,771,500	10/17/2007	86,801
*USD	5,534,815	CAD	5,871,100	10/17/2007	29,940
*USD	3,569,566	CHF	4,345,800	09/19/2007	31,640
*USD	61,164,174	EUR	45,268,200	09/19/2007	555,988
*USD	3,330,535	EUR	2,439,300	12/19/2007	3,888
*USD	51,427,347	GBP	25,897,300	09/19/2007	771,212
*USD	4,535,574	GBP	2,261,800	12/19/2007	13,049
*USD	30,694,626	JPY	3,587,183,100	11/21/2007	635,291
*USD	12,791,154	NOK	75,858,300	09/19/2007	228,115
*USD	1,107,172	NOK	6,452,000	12/19/2007	755
*USD	596,881	SEK	4,178,200	09/19/2007	9,478

					$4,149,846

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*AUD	5,293,800	USD	4,270,224	10/17/2007	$(56,662)
*CAD	4,767,200	USD	4,458,498	10/17/2007	(59,957)
*CHF	26,385,100	USD	21,786,088	09/19/2007	(78,280)
*EUR	40,133,600	USD	54,057,192	09/19/2007	(662,286)
*EUR	4,835,500	USD	6,604,671	12/19/2007	(5,258)
*GBP	10,511,100	USD	20,818,916	09/19/2007	(367,241)
*GBP	554,200	USD	1,110,179	12/19/2007	(4,352)
*JPY	8,502,712,000	USD	72,612,313	11/21/2007	(1,649,093)
*NOK	67,443,700	USD	11,433,397	09/19/2007	(141,706)
*NOK	6,374,100	USD	1,092,655	12/19/2007	(1,895)
*USD	52,178,807	AUD	61,276,400	10/17/2007	(2,094,556)
*USD	611,573	CAD	636,100	10/17/2007	(8,664)
*USD	3,506,672	CHF	4,200,600	09/19/2007	(25,788)
*USD	49,373,424	EUR	35,932,500	09/19/2007	(381,865)
*USD	3,763,037	EUR	2,748,300	12/19/2007	(6,225)
*USD	4,854,032	GBP	2,367,100	09/19/2007	(82,909)
*USD	1,101,509	GBP	547,100	12/19/2007	(1,257)
*USD	17,154,706	JPY	1,942,217,400	11/21/2007	(191,671)
*USD	7,204,256	NOK	41,534,800	09/19/2007	(75,798)
*USD	5,816,978	SEK	39,103,600	09/19/2007	(142,088)

					(6,037,551)

	Net Unrealized Appreciation(Depreciation)				$(1,887,705)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD	—	Australian Dollar
CAD	—	Canada Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	Bristish Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Industry Allocation*

Collective Investment Pool	12.7%
Banks-Commercial	8.6
Oil Companies-Integrated	6.5
Telephone-Integrated	5.3
Finance-Investment Banker/Broker	4.7
Insurance-Multi-line	4.1
Medical-HMO	3.8
Steel-Producers	3.8
Auto-Cars/Light Trucks	3.6
Medical Products	3.6
Banks-Super Regional	2.9
Transport-Marine	2.9
Medical-Drugs	2.7
Multimedia	2.6
Import/Export	2.5
Insurance-Reinsurance	2.5
Oil Refining & Marketing	2.5
Wireless Equipment	2.5
Soap & Cleaning Preparation	2.1
Diversified Minerals	2.0
Food-Retail	2.0
Office Automation & Equipment	2.0
Enterprise Software/Service	1.9
Oil Field Machinery & Equipment	1.7
Shipbuilding	1.6
Airlines	1.4
Telecom Services	1.4
Agricultural Chemicals	1.3
Computer Services	1.3
Consulting Services	1.1
Tobacco	1.1
Aerospace/Defense	1.0
Audio/Video Products	1.0
Metal-Diversified	1.0
Oil-Field Services	1.0
Medical-Generic Drugs	0.9
Rental Auto/Equipment	0.8
Diversified Financial Services	0.7
E-Commerce/Products	0.7
Electric-Integrated	0.7
Beverages-Non-alcoholic	0.6
Gas-Distribution	0.6
Semiconductors Components-Intergrated Circuits	0.6
Brewery	0.5
Non-Ferrous Metals	0.5
Retail-Major Department Stores	0.5
Computers	0.4
Real Estate Management/Services	0.2
U.S. Government Treasuries	0.1

110.5%

*	Calculated as a percentage of Net Assets

See Notes to Portfolio of Investments

VALIC COMPANY I GLOBAL STRATEGY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 63.6%
Austria - 0.6%

Telekom Austria AG(1)	120,080	$3,098,986

Bermuda - 0.6%

Covidien, Ltd.†	25,291	1,007,340
Tyco Electronics, Ltd.†	25,291	881,897
Tyco International, Ltd.	25,291	1,116,851

		3,006,088

Cayman Islands - 1.5%

ACE, Ltd.	57,657	3,330,268
Seagate Technology	161,636	4,173,442

		7,503,710

Denmark - 0.5%

Vestas Wind Systems A/S†(1)	38,568	2,618,586

Finland - 1.9%

Stora Enso Oyj, Class R#(1)	293,983	5,248,133
UPM-Kymmene Oyj(1)	168,687	3,828,395

		9,076,528

France - 3.7%

AXA SA#(1)	119,489	4,800,989
France Telecom SA ADR	153,242	4,646,298
Sanofi-Aventis#(1)	47,002	3,846,774
Total SA#(1)	66,840	5,020,009

		18,314,070

Germany - 3.8%

Bayerische Motoren Werke AG(1)	55,255	3,373,713
Deutsche Post AG(1)	144,737	4,210,302
E.ON AG#(1)	21,189	3,556,625
Infineon Technologies AG ADR†#	165,670	2,584,452
Siemens AG ADR	39,400	4,936,820

		18,661,912

Hong Kong - 1.2%

Cheung Kong Holdings, Ltd.(1)	243,324	3,589,364
Swire Pacific, Ltd., Class A(1)	220,766	2,462,743

		6,052,107

Israel - 0.6%

Check Point Software Technologies†	121,399	2,848,021

Italy - 2.0%

Eni SpA(1)	127,040	4,381,466
Intesa Sanpaolo SpA(1)	401,765	3,028,444
Mediaset SpA(1)	239,818	2,545,978

		9,955,888

Japan - 4.3%

AIFUL Corp.#(1)	64,499	1,290,873
FUJIFILM Holdings Corp.(1)	80,707	3,484,805
Hitachi, Ltd.#(1)	401,911	2,615,320
Mitsubishi UFJ Financial Group, Inc.(1)	116	1,115,357
Nintendo Co., Ltd.(1)	7,124	3,310,777
Nomura Holdings, Inc.(1)	70,806	1,253,377
Promise Co., Ltd.#(1)	53,600	1,478,643
Sony Corp. ADR	38,857	1,856,588
Sumitomo Mitsui Financial Group, Inc.#(1)	155	1,227,089
Takeda Pharmaceutical Co., Ltd.#(1)	47,679	3,283,702

		20,916,531

Mexico - 0.4%

Telefonos de Mexico SAB de CV ADR	52,897	1,869,380

Netherlands - 2.6%

ING Groep NV#(1)	119,487	4,816,184
Koninklijke Philips Electronics NV(1)	120,676	4,767,059
Reed Elsevier NV(1)	180,154	3,252,982

		12,836,225

Norway - 0.9%

Telenor ASA†(1)	241,162	4,449,549

Singapore - 1.8%

DBS Group Holdings, Ltd.#(1)	219,397	2,870,171
Singapore Telecommunications, Ltd.(1)	1,667,000	3,991,879
Venture Corp., Ltd.(1)	193,962	1,999,919

		8,861,969

South Africa - 0.5%

Sasol, Ltd.#	63,630	2,559,835

South Korea - 1.9%

Kookmin Bank ADR	33,378	2,718,638
Samsung Electronics Co., Ltd.(1)	7,582	4,802,070
SK Telecom Co., Ltd. ADR#	58,720	1,607,166

		9,127,874

Spain - 1.4%

Gamesa Corp. Tecnologica SA#(1)	60,533	2,418,299
Telefonica SA ADR	56,803	4,242,048

		6,660,347

Switzerland - 0.5%

Novartis AG(1)	43,790	2,307,194

Taiwan - 0.8%

Chunghwa Telecom Co., Ltd. ADR	89,830	1,573,822
Lite-On Technology Corp.(1)	1,499,451	2,380,380

		3,954,202

United Kingdom - 15.0%

Aviva PLC(1)	220,880	3,161,135
BAE Systems PLC(1)	378,499	3,534,496
BP PLC(1)	426,865	4,788,689
British Sky Broadcasting Group PLC(1)	307,308	4,189,404
Centrica PLC(1)	272,288	2,119,982
Compass Group PLC(1)	695,200	4,566,983
G4S PLC(1)	855,503	3,432,593
GlaxoSmithKline PLC(1)	164,866	4,302,728
HSBC Holdings PLC(1)	277,053	4,990,092
Invesco PLC(1)	247,529	3,013,188
National Grid PLC(1)	114,673	1,718,932
Old Mutual PLC(1)	1,008,590	3,254,128
Pearson PLC(1)	206,609	3,091,530
Rentokil Initial PLC(1)	818,313	2,867,697

Rolls-Royce Group PLC†(1)		263,239	2,716,866
Royal Bank of Scotland Group PLC(1)		264,400	3,069,489
Royal Dutch Shell PLC, Class B(1)		142,106	5,531,942
Smiths Group PLC(1)		105,313	2,098,681
Unilever PLC(1)		101,385	3,197,079
Vodafone Group PLC ADR#		163,547	5,298,923
Yell Group PLC(1)		253,970	2,312,400

			73,256,957

United States - 17.1%

Abbott Laboratories		66,899	3,472,727
Amgen, Inc.†		78,240	3,920,606
AON Corp.#		78,710	3,409,717
Boston Scientific Corp.†		182,961	2,347,390
Bristol-Myers Squibb Co.		123,270	3,593,320
Chico’s FAS, Inc.†#		159,610	2,550,568
Comcast Corp., Special Class A†		171,115	4,425,034
Discover Financial Services LLC†		8,756	202,614
El Paso Corp.		195,496	3,102,522
General Electric Co.		87,630	3,406,178
JPMorgan Chase & Co.		87,804	3,909,034
Microsoft Corp.		126,124	3,623,543
Morgan Stanley		17,513	1,092,286
News Corp., Class A		206,437	4,176,221
Oracle Corp.†		132,880	2,694,806
Pfizer, Inc.		184,499	4,582,955
Quest Diagnostics, Inc.#		65,980	3,612,405
Target Corp.		60,653	3,998,852
Tenet Healthcare Corp.†#		332,427	1,126,928
The DIRECTV Group, Inc.†		159,586	3,723,141
The Dow Chemical Co.		66,218	2,822,873
The Gap, Inc.		116,950	2,193,982
Time Warner, Inc.		194,916	3,699,506
Torchmark Corp.		37,420	2,303,575
United Parcel Service, Inc. Class B		35,370	2,683,168
Viacom, Inc., Class B†		90,980	3,590,071
Watson Pharmaceuticals, Inc.†		107,040	3,191,933

			83,455,955

Total Common Stock (cost $279,583,563)			311,391,914

PREFERRED STOCK - 0.7%
Brazil - 0.7%

Cia Vale do Rio Doce ADR (cost $1,634,646)		79,640	3,324,970

FOREIGN GOVERNMENT AGENCIES - 24.1%
Argentina - 0.7%

Republic of Argentina Bonds 5.39% due 08/03/12(2)	USD	6,328,000	3,486,728

Australia - 0.7%

New South Wales Treasury Corp Government Guar. Notes 8.00% due 03/01/08	AUD	1,859,000	1,531,619
Queensland Treasury Corp. Local Government Guar. Notes 6.00% due 07/14/09	AUD	300,000	243,221
Queensland Treasury Corp. Government Guar. Notes 8.00% due 09/14/07	AUD	1,845,000	1,510,526

			3,285,366

Austria - 0.1%

Republic of Austria Senior Govt. Bonds 5.00% due 07/15/12*	EUR	426,000	600,391

Belgium - 0.0%

Kingdom of Belgium Debentures 7.50% due 07/29/08	EUR	146,000	204,617

Brazil - 2.2%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	1,700,000	1,352,704
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	3,678,708
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	3,915,000	1,902,852
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,401,170
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,408,358

			10,743,792

Canada - 2.3%

Government of Canada Bonds 4.50% due 09/01/07	CAD	6,333,000	5,994,101
Government of Canada Bonds 6.00% due 06/01/08	CAD	1,237,000	1,184,427
Government of Canada Bonds 6.00% due 06/01/11#	CAD	3,833,000	3,831,221

			11,009,749

Germany - 0.7%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 0.60% due 08/08/11(2)	JPY	330,000,000	2,850,908
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 8.25% due 09/20/07	ISK	30,700,000	480,493

			3,331,401

Indonesia - 2.4%

Republic of Indonesia Bonds 10.00% due 10/15/11	IDR	1,200,000,000	130,367

Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,487,004
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	31,680,000,000	3,579,469
Republic of Indonesia Bonds 12.00% due 09/15/26	IDR	6,000,000,000	732,070
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	11,100,000,000	1,412,470
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	10,200,000,000	1,318,723

			11,660,103

Iraq - 0.1%

Republic of Iraq Bonds 5.80% due 01/15/28*	USD	1,000,000	570,000

Luxembourg - 2.2%

European Investment Bank Senior Notes 0.53% due 09/21/11(2)	JPY	780,000,000	6,734,986
European Investment Bank Notes 2.13% due 09/20/07	JPY	439,000,000	3,793,139

			10,528,125

Malaysia - 1.2%

Government of Malaysia Bonds 3.14% due 12/17/07	MYR	300,000	85,564
Government of Malaysia Bonds 3.92% due 09/30/08	MYR	200,000	57,240
Government of Malaysia Bonds 4.31% due 02/27/09	MYR	5,375,000	1,550,958
Government of Malaysia Bonds 6.45% due 07/01/08	MYR	12,875,000	3,761,773
Government of Malaysia Bonds 7.00% due 03/15/09	MYR	970,000	291,026

			5,746,561

Mexico - 0.6%

United Mexican States Bonds 8.00% due 12/17/15	MXN	16,000,000	1,465,857
United Mexican States Bonds 10.00% due 12/05/24	MXN	13,700,000	1,493,180

			2,959,037

New Zealand - 0.6%

Government of New Zealand Bonds 7.00% due 07/15/09	NZD	4,490,000	3,144,869

Poland - 2.5%

Government of Poland Bonds 5.75% due 06/24/08	PLN	500,000	179,034
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,090,000	384,935
Government of Poland Bonds 6.00% due 05/24/09	PLN	27,600,000	9,943,830
Government of Poland Bonds 6.25% due 10/24/15	PLN	4,150,000	1,519,114

			12,026,913

Singapore - 0.5%

Government of Singapore Bonds 1.50% due 04/01/08	SGD	300,000	195,835
Government of Singapore Bonds 2.63% due 10/01/07	SGD	800,000	524,891
Government of Singapore Bonds 5.63% due 07/01/08	SGD	2,805,000	1,889,162

			2,609,888

Slovakia - 0.9%

Republic of Slovakia Bonds 4.80% due 04/14/09	SKK	800,000	32,434
Republic of Slovakia Bonds 4.90% due 02/11/14	SKK	109,900,000	4,492,227
Republic of Slovakia Bonds 4.95% due 03/05/08	SKK	700,000	28,326
Republic of Slovakia Bonds 5.30% due 05/12/19	SKK	2,200,000	92,871

			4,645,858

South Korea - 3.7%

Republic of South Korea Bonds 3.75% due 09/10/07	KRW	1,115,000,000	1,188,074
Republic of South Korea Bonds 4.25% due 09/10/08	KRW	14,850,000,000	15,650,425
Republic of South Korea Bonds 4.50% due 09/09/08	KRW	1,100,000,000	1,162,061

			18,000,560

Sweden - 2.7%

Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	50,300,000	7,382,443
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	27,480,000	4,213,657
Kingdom of Sweden Bonds 6.50% due 05/05/08	SEK	12,400,000	1,826,937

			13,423,037

Total Foreign Government Agencies (cost $114,310,281)			117,976,995

U.S. GOVERNMENT AGENCIES - 0.9%

Federal National Mtg. Assoc. Senior Notes 2.13% due 10/09/07	JPY	460,000,000	3,976,825
Federal National Mtg. Assoc. Notes 1.75% due 03/26/08	JPY	70,000,000	607,150

Total U.S. Government Agencies (cost $4,698,670)			4,583,975

RIGHTS - 0.4%
Argentina - 0.4%

Republic of Argentina Expires 12/15/35 Series GDP# (3)	USD	10,740,000	1,261,950
Republic of Argentina Expires 12/15/35 Series GDP(3)	EUR	3,655,000	485,454

Total Rights (cost $1,456,050)			1,747,404

Total Long-Term Investment Securities (cost $401,683,210)			439,025,258

SHORT-TERM INVESTMENT SECURITIES - 20.2%
Collective Investment Pool - 11.6%

Securities Lending Quality Trust(5) (cost $56,568,654)		56,568,654	56,568,654

Foreign Government Agencies - 6.7%

Bank Negara Malaysia Monetary Notes 3.17% due 05/15/08	MYR	3,500,000	996,741
Bank Negara Malaysia Monetary Notes 3.29% 12/13/07	MYR	2,765,000	781,754
Bank Negara Malaysia Monetary Notes 3.29% due 12/21/07	MYR	710,000	200,585
Bank Negara Malaysia Monetary Notes 3.30% due 11/01/07	MYR	350,000	99,358
Bank Negara Malaysia Monetary Notes 3.30% due 12/06/07	MYR	1,500,000	424,384
Bank Negara Malaysia Monetary Notes 3.30% due 12/13/07	MYR	310,000	87,647
Bank Negara Malaysia Monetary Notes 3.30% due 12/21/07	MYR	6,120,000	1,728,988
Bank Negara Malaysia Monetary Notes 3.30% due 02/28/08(4)	MYR	7,675,000	2,153,998
Bank Negara Malaysia Monetary Notes 3.34% due 02/28/08(4)	MYR	2,900,000	813,888
Bank Negara Malaysia Monetary Notes 3.35% due 03/13/08(4)	MYR	1,930,000	540,940
Bank Negara Malaysia Monetary Notes 3.39% due 02/28/08(4)	MYR	530,000	148,745
Bank Negara Malaysia Monetary Notes 3.55% due 01/11/08	MYR	8,590,000	2,452,795
Bank Negara Malaysia Monetary Notes 3.57% due 02/14/08(4)	MYR	8,320,000	2,375,649
Egypt Certificate of Deposit 9.45% due 09/12/07	EGP	1,000,000	176,428
Egypt Treasury Bills 6.89% due 06/24/08	EGP	2,500,000	414,316
Egypt Treasury Bills 6.94% due 06/24/08	EGP	2,500,000	414,316
Egypt Treasury Bills 7.32% due 08/05/08	EGP	1,500,000	245,751
Egypt Treasury Bills 7.37% due 08/05/08	EGP	5,275,000	864,225
Egypt Treasury Bills 7.40% due 08/12/08	EGP	5,225,000	855,017
Egypt Treasury Bills 7.75% due 08/26/08	EGP	5,500,000	898,102
Egypt Treasury Bills 8.17% due 04/01/08	EGP	25,000	4,217
Egypt Treasury Bills 8.22% due 04/01/08	EGP	25,000	4,217
Egypt Treasury Bills 8.80% due 11/06/07	EGP	700,000	122,050
Egypt Treasury Bills 8.84% due 11/06/07	EGP	725,000	126,408
Egypt Treasury Bills 8.91% due 11/20/07	EGP	3,050,000	530,116
Egypt Treasury Bills 8.93% due 11/20/07	EGP	3,025,000	525,770
Egypt Treasury Bills 9.08% due 09/25/07	EGP	425,000	74,793
Egypt Treasury Bills 9.10% due 10/23/07	EGP	675,000	118,049
Egypt Treasury Bills 9.30% due 01/08/08	EGP	4,700,000	807,840
Malaysia Treasury Bills 3.23% due 01/04/08	MYR	400,000	112,854
Malaysia Treasury Bills 3.23% due 02/29/08	MYR	700,000	196,437
Malaysia Treasury Bills 3.23% due 03/28/08	MYR	400,000	111,950
Malaysia Treasury Bills 3.23% due 05/09/08	MYR	1,800,000	501,812
Malaysia Treasury Bills 3.55% due 06/06/08	MYR	1,407,000	391,240
Norwegian Treasury Bills 3.77% due 09/19/07	NOK	16,215,000	2,775,842

Norwegian Treasury Bills 3.96% due 12/19/07	NOK	18,090,000	3,062,241
Norwegian Treasury Bills 3.99% due 12/19/07	NOK	20,100,000	3,402,491
Norwegian Treasury Bills 4.55% due 03/19/08	NOK	2,400,000	401,233
Sweden Treasury Bill 3.02% due 12/19/07	SEK	3,800,000	545,049
Sweden Treasury Bill 3.75% due 06/18/08	SEK	9,000,000	1,265,659
Sweden Treasury Bill 3.81% due 09/17/08	SEK	9,000,000	1,252,898

Total Foreign Government Agencies
(cost $32,392,562)			33,006,793

U.S. Government Agencies - 1.9%

Federal Home Loan Bank
Discount Notes
4.20% due 09/04/07
(cost $9,436,696)		9,440,000	9,436,696

Total Short-Term Investment Securities
(cost $98,397,912)			99,012,143

TOTAL INVESTMENTS
(cost $500,081,122) (6)		109.9%	538,037,401
Liabilities in excess of other assets		(9.9)	(48,613,710)

NET ASSETS		100.0%	$489,423,691

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $1,170,391 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(3)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(4)	Fair valued security; see Note 1.
(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open Forward Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
MXN	3,676,778	CLP	176,316,210	09/12/2007	$3,695
MXN	1,322,091	CLP	63,024,067	09/14/2007	625
MXN	16,171,585	INR	64,807,626	01/25/2008	124,679
NZD	2,097,553	INR	63,000,000	10/29/2007	72,544
NZD	2,133,059	INR	62,200,000	10/30/2007	28,294
USD	1,600,366	BRL	3,500,000	12/03/2007	173,386
USD	40,118	ISK	3,000,000	10/09/2007	6,554
USD	91,712	JPY	10,703,750	11/13/2007	1,680
USD	1,700,000	JPY	200,864,350	06/30/2008	95,986
USD	20,174	JPY	2,350,000	07/18/2008	875
USD	800,000	JPY	89,281,600	08/20/2008	2,324
USD	370,273	RON	944,938	12/27/2007	23,942

					$534,584

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
MXN	6,426,756	CLP	298,252,908	05/16/2008	$(4,612)
MXN	4,398,010	CLP	201,742,006	05/20/2008	(7,578)
EUR	287,500	JPY	43,274,500	12/06/2007	(14,304)
RON	944,938	USD	393,069	12/27/2007	(1,146)
USD	400,000	JPY	44,279,200	08/25/2008	(1,890)
USD	1,000,000	KZT	121,700,000	01/16/2008	(23,712)
USD	2,000,000	KZT	243,250,000	01/18/2008	(48,304)
USD	800,000	KZT	98,184,000	03/25/2008	(8,632)

					(110,178)

Net Unrealized Appreciation (Depreciation)					$424,406

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovak Koruna
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	United States Dollar

See Notes to Portfolio of Investments

Industry Allocation*

Sovereign	26.0%
Collective Investment Pool	11.6
Medical-Drugs	5.2
Oil Companies-Integrated	4.5
Banks-Commercial	3.8
Insurance-Multi-line	3.3
Multimedia	3.0
Foreign Government Agencies	2.9
U.S. Government Agencies	2.8
Telephone-Integrated	2.8
Diversified Manufacturing Operations	2.3
Telecom Services	2.0
Paper & Related Products	1.9
Cable TV	1.7
Electronic Components-Misc.	1.6
Electronic Components-Semiconductors	1.5
Transport-Services	1.5
Cellular Telecom	1.4
SupraNational	1.4
Television	1.4
Aerospace/Defense	1.3
Finance-Investment Banker/Broker	1.3
Insurance-Life/Health	1.2
Publishing-Books	1.1
Power Converter/Supply Equipment	1.0
Retail-Apparel/Shoe	1.0
Food-Catering	0.9
Foreign Government Treasuries	0.9
Computers-Memory Devices	0.8
Medical-Biomedical/Gene	0.8
Retail-Discount	0.8
Applications Software	0.7
Auto-Cars/Light Trucks	0.7
Diversified Minerals	0.7
Electric-Integrated	0.7
Electronic Security Devices	0.7
Food-Misc.	0.7
Insurance Brokers	0.7
Medical Labs & Testing Services	0.7
Medical-Generic Drugs	0.7
Photo Equipment & Supplies	0.7
Real Estate Operations & Development	0.7
Toys	0.7
Chemicals-Diversified	0.6
Diversified Operations/Commercial Services	0.6
Enterprise Software/Service	0.6
Finance-Consumer Loans	0.6
Internet Security	0.6
Investment Management/Advisor Services	0.6
Pipelines	0.6
Computers-Periphery Equipment	0.5
Diversified Operations	0.5
Electric Products-Misc.	0.5
Medical Instruments	0.5
Audio/Video Products	0.4
Electric-Distribution	0.4
Gas-Distribution	0.4
Medical Products	0.2
Medical-Hospitals	0.2

109.9%

VALIC COMPANY I GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
CORPORATE BONDS & NOTES - 2.3%
Banks-Commercial - 0.9%

HSBC Bank USA Sub. Notes 5.63% due 08/15/35#	$1,000,000	$908,104

Diversified Financial Services - 0.5%

General Electric Capital Corp. Notes 6.00% due 06/15/12	500,000	514,762

Finance-Investment Banker/Broker - 0.9%

Goldman Sachs Group, Inc. Senior Notes 5.75% due 10/01/16	1,000,000	978,709

Total Corporate Bonds & Notes (cost $2,516,507)		2,401,575

FOREIGN CORPORATE BONDS & NOTES - 4.9%
Banks-Special Purpose - 1.9%

Landwirtschaftliche Rentenbank Foreign Gov’t Guar. 5.13% due 02/01/17#	1,000,000	1,002,317
Svensk Exportkredit AB Notes 4.88% due 09/29/11	1,000,000	1,007,930

		2,010,247

Finance-Commercial - 1.0%

Eksportfinans A/S Senior Notes 5.00% due 02/14/12	1,000,000	1,009,909

Oil Companies-Integrated - 2.0%

Shell International Finance BV Guar. Notes 5.63% due 06/27/11#	2,000,000	2,044,158

Total Foreign Corporate Bonds & Notes (cost $4,992,393)		5,064,314

FOREIGN GOVERNMENT AGENCIES - 1.6%
Regional Authority - 0.6%

Province of New Brunswick Canada 5.20% due 02/21/17#	658,000	661,744

Sovereign - 1.0%

Italy Government International Bond Senior Notes 5.25% due 09/20/16	1,000,000	1,009,794

Total Foreign Government Agencies (cost $1,655,665)		1,671,538

U.S. GOVERNMENT AGENCIES - 49.9%
Federal Farm Credit Bank - 3.8%

4.88% due 12/16/15	2,000,000	1,976,720
4.88% due 01/17/17#	1,000,000	983,238
5.00% due 10/23/09	1,000,000	1,005,165

		3,965,123

Federal Home Loan Bank - 10.5%

4.25% due 09/12/08#	1,000,000	993,304
4.75% due 09/11/15#	1,000,000	977,070
4.88% due 11/27/13#	2,000,000	1,995,910
5.00% due 02/20/09#	940,000	941,146
5.15% due 01/16/09	1,000,000	1,000,117
5.38% due 11/20/09	2,000,000	2,002,334
5.38% due 08/19/11	2,000,000	2,044,044
5.38% due 06/14/13	1,000,000	1,024,537

		10,978,462

Federal Home Loan Mtg. Corp. - 17.9%

4.35% due 06/02/08	2,000,000	1,988,812
4.45% due 03/06/08	1,000,000	995,814
4.50% due 09/01/19	903,588	868,081
4.75% due 11/17/15#	3,000,000	2,942,208
5.00% due 01/16/09	1,000,000	1,002,138
5.00% due 12/14/18#	1,000,000	964,697
5.00% due 10/01/34	638,252	608,416
5.25% due 11/20/09	1,000,000	1,000,984
5.25% due 10/06/11	2,000,000	2,007,310
5.33% due 12/01/35(1)	219,608	217,435
5.45% due 09/02/11#	1,000,000	1,006,028
5.50% due 12/01/36	660,201	644,909
Federal National Mtg. Assoc. - 13.0%

4.25% due 08/15/10#	2,000,000	1,973,830
4.77% due 02/01/35(1)	40,365	39,937
4.79% due 11/01/34(1)	189,433	187,913
5.00% due 02/16/12#	752,000	758,703
5.00% due 02/01/19	797,654	781,411
5.00% due 12/01/36	873,097	830,149
5.13% due 12/18/09#	2,000,000	2,001,468
5.25% due 08/01/12	1,000,000	1,014,658
5.33% due 01/01/36(1)	81,551	81,161
5.38% due 03/02/12	2,790,000	2,793,193
5.50% due 12/01/33	429,385	420,572
5.50% due 10/01/34	756,001	739,745
6.00% due 05/15/11#	1,000,000	1,041,973
6.00% due 06/01/35	372,954	372,942
6.50% due 02/01/17	128,270	130,917
6.50% due 07/01/32	77,192	78,859
7.00% due 09/01/31	146,769	152,242
7.50% due 03/01/32	104,979	109,477
11.50% due 09/01/19	452	501
12.00% due 01/15/16	184	209
12.50% due 09/20/15	348	389
13.00% due 11/01/15	991	1,107
14.50% due 11/15/14	277	317

		13,511,673

Government National Mtg. Assoc. - 1.5%

5.00% due 09/15/35	27,224	26,253
5.00% due 02/15/36	825,708	795,537
5.00% due 05/15/36	103,851	100,056
6.00% due 01/15/32	196,104	197,538
6.50% due 08/15/31	352,948	360,925
7.50% due 02/15/29	8,825	9,253
7.50% due 07/15/30	733	768
7.50% due 01/15/31	10,220	10,709
7.50% due 02/15/31	12,251	12,837

		1,513,876

Tennessee Valley Authority - 3.2%

Tennessee Valley Authority 4.75% due 08/01/13	3,400,000	3,389,647

Total U.S. Government Agencies (cost $52,079,634)		52,069,084

U.S. GOVERNMENT TREASURIES - 32.8%
United States Treasury Bonds - 15.6%
2.00% due 01/15/26#	2,078,386	1,950,437
4.75% due 02/15/37#	3,500,000	3,452,421
6.25% due 08/15/23#	2,000,000	2,305,156
6.63% due 02/15/27#	1,000,000	1,217,422
7.50% due 11/15/16#	1,000,000	1,215,859
7.88% due 02/15/21#	3,000,000	3,901,407
8.75% due 08/15/20#	1,000,000	1,377,422

United States Treasury Bonds STRIP zero coupon due 08/15/24	2,040,000	880,350

		16,300,474

United States Treasury Notes - 17.2%
4.00% due 09/30/07#	2,000,000	2,000,000
4.00% due 02/15/15#	1,000,000	972,344
4.25% due 10/31/07#	4,000,000	4,002,500
4.25% due 08/15/13#	1,000,000	996,641
4.25% due 08/15/15#	1,000,000	985,078
4.50% due 05/15/17#	8,000,000	7,966,248
4.75% due 02/15/10#	1,000,000	1,012,969

		17,935,780

Total U.S. Government Treasuries (cost $33,984,163)		34,236,254

Total Long-Term Investment Securities (cost $95,228,362)		95,442,765

SHORT-TERM INVESTMENT SECURITIES - 16.1%
Collective Investment Pool - 16.1%

Securities Lending Quality Trust(2) (cost $16,739,629)	16,739,629	16,739,629

REPURCHASE AGREEMENT - 7.7%

UBS Securities, LLC Joint Repurchase Agreement(3) (cost $8,039,000)	8,039,000	8,039,000

TOTAL INVESTMENTS (cost $120,006,991)(4)	115.3%	120,221,394
Liabilities in excess of other assets	(15.3)	(15,918,859)

NET ASSETS	100.0%	$104,302,535

#	The security or a portion thereof is out on loan.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.0%
Aerospace/Defense - 3.2%

General Dynamics Corp.	26,900	$2,113,264
Raytheon Co.	40,500	2,484,270

		4,597,534

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	30,000	2,238,900

Applications Software - 2.0%

Microsoft Corp.	98,400	2,827,032

Banks-Super Regional - 3.9%

Bank of America Corp.	58,400	2,959,712
Wachovia Corp.	55,200	2,703,696

		5,663,408

Beverages-Non-alcoholic - 1.6%

PepsiCo, Inc.	34,400	2,340,232

Cable TV - 3.5%

Comcast Corp., Class A†	108,700	2,835,983
Time Warner Cable, Inc.†#	58,500	2,146,950

		4,982,933

Chemicals-Diversified - 1.1%

The Dow Chemical Co.	36,300	1,547,469

Computers - 3.3%

Apple, Inc.†	10,000	1,384,800
Hewlett-Packard Co.	34,500	1,702,575
International Business Machines Corp.	14,000	1,633,660

		4,721,035

Computers-Memory Devices - 0.0%

Seagate Technology(1)(2)(3)	10,000	0

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	33,000	2,155,230

Diversified Manufacturing Operations - 4.7%

3M Co.	15,400	1,401,246
General Electric Co.	105,500	4,100,785
Textron, Inc.	22,200	1,295,148

		6,797,179

Electric-Integrated - 2.9%

Duke Energy Corp.	115,900	2,125,606
Southern Co.#	58,000	2,058,420

		4,184,026

Electronic Components-Semiconductors - 2.7%

Intel Corp.	101,600	2,616,200
Texas Instruments, Inc.	39,400	1,349,056

		3,965,256

Electronic Connectors - 1.0%

Amphenol Corp., Class A	41,900	1,513,009

Enterprise Software/Service - 1.1%

Oracle Corp.†	78,400	1,589,952

Finance-Credit Card - 2.3%

American Express Co.	34,000	1,993,080
Discover Financial Services†	55,200	1,277,328

		3,270,408

Finance-Investment Banker/Broker - 7.1%

Citigroup, Inc.	80,300	3,764,464
JPMorgan Chase & Co.	43,800	1,949,976
Merrill Lynch & Co., Inc.	27,900	2,056,230
TD Ameritrade Holding Corp.†#	133,300	2,419,395

		10,190,065

Finance-Mortgage Loan/Banker - 1.7%

Fannie Mae	38,100	2,499,741

Food-Confectionery - 1.4%

The Hershey Co.#	42,500	1,976,250

Food-Misc. - 1.5%

Kraft Foods, Inc., Class A	65,800	2,109,548

Food-Wholesale/Distribution - 1.5%

Sysco Corp.	63,100	2,106,278

Insurance-Property/Casualty - 1.3%

Chubb Corp.	38,000	1,942,940

Investment Management/Advisor Services - 1.6%

Invesco PLC ADR#	91,800	2,266,542

Medical Instruments - 1.6%

Medtronic, Inc.	42,700	2,256,268

Medical Products - 1.8%

Johnson & Johnson	42,100	2,601,359

Medical-Biomedical/Gene - 1.5%

Genzyme Corp.†	34,900	2,178,109

Medical-Drugs - 2.4%

Pfizer, Inc.	79,300	1,969,812
Schering-Plough Corp.	48,600	1,458,972

		3,428,784

Medical-HMO - 1.4%

UnitedHealth Group, Inc.	41,300	2,065,413

Metal-Aluminum - 0.8%

Alcoa, Inc.	33,300	1,216,449

Networking Products - 1.7%

Cisco Systems, Inc.†	75,800	2,419,536

Oil Companies-Integrated - 6.9%

Chevron Corp.	30,300	2,659,128
ConocoPhillips	35,400	2,898,906
Exxon Mobil Corp.	51,700	4,432,241

		9,990,275

Oil-Field Services - 3.5%

Halliburton Co.	84,600	2,926,314
Schlumberger, Ltd.#	21,600	2,084,400

		5,010,714

Paper & Related Products - 1.1%

International Paper Co.	43,800	1,537,818

Physical Therapy/Rehabilation Centers - 1.4%

Psychiatric Solutions, Inc.†#	53,600	1,975,696

Retail-Apparel/Shoe - 2.5%

Abercrombie & Fitch Co., Class A#	17,900	1,408,730
American Eagle Outfitters, Inc.#	84,000	2,169,720

		3,578,450

Retail-Building Products - 1.4%

Home Depot, Inc.	54,100	2,072,571

Retail-Discount - 1.5%

TJX Cos., Inc.	68,800	2,097,712

Retail-Drug Store - 1.5%

CVS Caremark Corp.	57,800	2,185,996

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	71,500	1,527,240

Telecom Equipment-Fiber Optics - 1.4%

Corning, Inc.	87,000	2,033,190

Telecom Services - 1.7%

Time Warner Telecom, Inc.†#	112,400	2,467,180

Telephone-Integrated - 3.1%

AT&T, Inc.	52,400	2,089,188
Verizon Communications, Inc.	57,100	2,391,348

		4,480,536

Tobacco - 1.3%

Altria Group, Inc.	26,700	1,853,247

Transport-Services - 1.0%

United Parcel Service, Inc., Class B	19,600	1,486,856

Web Portals/ISP - 1.0%

Google, Inc., Class A†	2,900	1,494,225

Wireless Equipment - 0.9%

QUALCOMM, Inc.	33,200	1,324,348

Total Long-Term Investment Securities (cost $127,752,644)		136,766,939

SHORT-TERM INVESTMENT SECURITIES - 12.2%
Collective Investment Pool - 12.2%

Securities Lending Quality Trust(4) (cost $17,526,387)	17,526,387	17,526,387

REPURCHASE AGREEMENT - 5.4%

State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $7,875,000)	$7,875,000	7,875,000

TOTAL INVESTMENTS (cost $153,154,031) (6)	112.6%	162,168,326
Liabilities in excess of other assets	(12.6)	(18,164,384)

NET ASSETS	100.0%	$144,003,942

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Growth & Income Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology	10/14/04	10,000	$0	$0	$0.00	0.00%

(2)	Illiquid security
(3)	Fair valued security.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR	- American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I HEALTH SCIENCES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 100.3%
Agricultural Chemicals - 1.0%

Monsanto Co.	26,900	$1,876,006

Chemicals-Diversified - 0.4%

Bayer AG(1)	8,600	678,937

Chemicals-Specialty - 0.2%

Lonza Group AG(1)	584	57,287
Symyx Technologies, Inc.†	46,400	415,280

		472,567

Dental Supplies & Equipment - 0.1%

Dentsply International, Inc.	5,100	200,838

Diagnostic Equipment - 1.7%

Cytyc Corp.†	12,100	517,154
Gen-Probe, Inc.†	24,800	1,587,696
Home Diagnostics, Inc.†	23,200	227,824
Immucor, Inc.†	29,033	968,251

		3,300,925

Diagnostic Kits - 0.1%

Idexx Laboratories, Inc.†	2,300	257,025

Dialysis Centers - 1.4%

DaVita, Inc.†	29,000	1,668,080
Fresenius SE(1)	14,320	1,032,863

		2,700,943

Disposable Medical Products - 0.6%

C.R. Bard, Inc.	13,100	1,092,409

Drug Delivery Systems - 1.1%

Alkermes, Inc.†	124,200	2,092,770
Insite Vision, Inc.†	39,900	43,491

		2,136,261

Finance-Other Services - 0.1%

Pharmaceutical HOLDRs Trust	3,100	243,474

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†	13,800	688,620

Health Care Cost Containment - 1.0%

McKesson Corp.	31,400	1,796,394

Instruments-Scientific - 0.2%

Waters Corp.†	4,700	289,379

Insurance-Life/Health - 0.9%

CIGNA Corp.	33,000	1,705,440

Internet Content-Information/News - 0.1%

WebMD Health Corp., Class A†	1,800	98,100

Medical Imaging Systems - 0.3%

Vital Images, Inc.†	31,100	576,594

Medical Information Systems - 0.9%

Allscripts Healthcare Solutions, Inc.†	21,000	474,810
Cerner Corp.†	20,100	1,146,504

		1,621,314

Medical Instruments - 5.0%

Boston Scientific Corp.†	55,600	713,348
Conceptus, Inc.†	93,800	1,641,500
Edwards Lifesciences Corp.†	17,400	840,420
Intuitive Surgical, Inc.†	5,600	1,239,168
Medtronic, Inc.	24,400	1,289,296
Micrus Endovascular Corp.†	14,700	350,154
St. Jude Medical, Inc.†	56,400	2,457,348
Stereotaxis, Inc.†	74,400	984,312

		9,515,546

Medical Labs & Testing Services - 2.2%

Covance, Inc.†	24,400	1,789,008
Laboratory Corp. of America Holdings†	31,400	2,438,524

		4,227,532

Medical Products - 5.8%

Baxter International, Inc.	31,400	1,719,464
Becton, Dickinson & Co.	8,200	630,908
Cerus Corp.†	55,800	386,136
Covidien, Ltd.†	19,300	768,719
Henry Schein, Inc.†	41,200	2,397,428
Johnson & Johnson	12,100	747,659
Nobel Biocare Holding AG(1)	3,997	1,091,531
Sonova Holding AG(1)	4,366	387,130
Sorin SpA†(1)	105,600	239,454
Stryker Corp.	15,900	1,062,120
TomoTherapy, Inc.†	17,200	410,564
Zimmer Holdings, Inc.†	14,400	1,127,952

		10,969,065

Medical-Biomedical/Gene - 15.4%

Affymetrix, Inc.†	4,000	90,640
Alexion Pharmaceuticals, Inc.†	100,400	6,071,188
Amgen, Inc.†	41,600	2,084,576
Basilea Pharmaceutica AG†(1)	2,900	631,750
BioCryst Pharmaceuticals, Inc.†	71,700	798,738
BioMimetic Therapeutics, Inc.†	11,900	179,333
BioSphere Medical, Inc.†	47,000	244,400
Celgene Corp.†	35,900	2,305,139
Cell Genesys, Inc.†	35,300	133,434
Cougar Biotechnology, Inc.†	33,800	777,400
Cougar Biotechnology, Inc. (Private Placement)†(2)	24,300	558,900
deCODE genetics, Inc.†	80,700	317,958
Dyadic International, Inc.†(2)	35,800	170,766
Exelixis, Inc.†	72,600	816,750
Genentech, Inc.†	60,100	4,496,081
Human Genome Sciences, Inc.†	35,900	330,639
Illumina, Inc.†	18,000	869,220
Incyte Corp.†	179,100	1,045,944
Invitrogen Corp.†	6,500	506,350
Martek Biosciences Corp.†	24,000	648,480
Maxygen, Inc.†	22,900	204,268
Millipore Corp.†	5,800	404,144
Myriad Genetics, Inc.†	8,100	356,076
Panacos Pharmaceuticals, Inc.†	24,700	71,383
PDL BioPharma, Inc.†	23,900	466,289
Qiagen NV†	41,300	702,926
Regeneron Pharmaceuticals, Inc.†	33,400	649,964
Tercica, Inc.†	86,100	569,982
Vertex Pharmaceuticals, Inc.†	68,194	2,656,838

		29,159,556

Medical-Drugs - 24.8%

Abbott Laboratories	19,100	991,481
Acadia Pharmaceuticals, Inc.†	72,600	1,044,714
Advanced Life Sciences Holdings, Inc.†	27,700	49,029
Allergan, Inc.	22,200	1,332,222
Amicus Therapeutics, Inc.†	4,800	57,024
Array Biopharma, Inc.†	23,900	271,265

Biodel, Inc.†	29,400	556,542
Bristol-Myers Squibb Co.	26,800	781,220
Cadence Pharmaceuticals, Inc.†	13,700	196,732
Cardiome Pharma Corp. †	31,100	275,857
Cephalon, Inc.†	56,200	4,217,810
Chugai Pharmaceutical Co., Ltd.(1)	75,300	1,353,240
CombinatoRx, Inc.	43,915	293,791
Cubist Pharmaceuticals, Inc.†	72,500	1,658,800
Elan Corp. PLC ADR†	182,300	3,532,974
Eli Lilly & Co.	48,300	2,770,005
EPIX Pharmaceuticals, Inc.†	32,500	143,000
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	20,400	586,486
GlaxoSmithKline PLC(1)	27,000	704,655
Infinity Pharmaceuticals, Inc.†	35,950	393,293
Ipsen SA(1)	24,100	1,267,241
Medicis Pharmaceutical Corp., Class A	2,500	76,350
Merck & Co., Inc.	61,700	3,095,489
Merck KGaA(1)	4,429	568,859
Novo-Nordisk A/S(1)	3,900	434,491
OSI Pharmaceuticals, Inc.†	71,796	2,448,961
Pharmasset, Inc.†	31,400	311,802
Pharmion Corp.†	23,900	980,139
Poniard Pharmaceuticals, Inc.†	58,026	353,959
Rigel Pharmaceuticals, Inc.†	22,500	206,100
Roche Holding AG(1)	17,514	3,047,810
Schering-Plough Corp.	86,200	2,587,724
Sepracor, Inc.†	45,600	1,330,152
Shire PLC(1)	32,600	851,391
Shire PLC ADR	16,900	1,330,706
Takeda Pharmaceutical Co., Ltd.(1)	5,800	399,452
UCB SA†(1)	16,999	943,086
Valeant Pharmaceuticals International†	55,600	876,812
ViroPharma, Inc.†	22,500	222,975
Wyeth	52,897	2,449,131
XenoPort, Inc.†	43,000	1,785,790

		46,778,560

Medical-Generic Drugs - 2.8%

Barr Pharmaceuticals, Inc.†	31,200	1,587,456
Mylan Laboratories, Inc.	5,000	75,500
Sawai Pharmaceutical Co., Ltd.(1)	13,400	521,522
Teva Pharmaceutical Industries, Ltd. ADR	48,482	2,084,726
Towa Pharmaceutical Co., Ltd.(1)	19,100	959,126

		5,228,330

Medical-HMO - 7.6%

Aetna, Inc.	55,500	2,825,505
AMERIGROUP Corp.†	62,200	1,969,874
Centene Corp.†	47,900	968,059
Coventry Health Care, Inc.†	17,750	1,018,318
Health Net, Inc.†	24,800	1,358,792
Humana, Inc.†	26,400	1,691,976
UnitedHealth Group, Inc.	1,000	50,010
WellPoint, Inc.†	55,400	4,464,686

		14,347,220

Medical-Hospitals - 0.9%

Community Health Systems, Inc.†	28,000	972,440
LifePoint Hospitals, Inc.†	27,500	772,750

		1,745,190

Medical-Nursing Homes - 0.6%

Manor Care, Inc.	17,600	1,124,464

Medical-Wholesale Drug Distribution - 2.0%

A&D Pharma Holding NV GDR	60,100	1,343,506
Cardinal Health, Inc.	36,100	2,468,518

		3,812,024

MRI/Medical Diagnostic Imaging - 0.6%

Nighthawk Radiology Holdings, Inc.†	55,100	1,209,996

Optical Supplies - 1.3%

Alcon, Inc.	13,400	1,812,484
Essilor International SA(1)	10,042	610,283

		2,422,767

Patient Monitoring Equipment - 0.1%

Masimo Corp.†	6,700	140,700

Pharmacy Services - 2.3%

Express Scripts, Inc.†	19,100	1,045,725
HealthExtras, Inc.†	47,800	1,343,658
Medco Health Solutions, Inc.†	2,600	222,170
National Medical Health Card Systems, Inc.†	22,710	240,953
Omnicare, Inc.	14,500	473,135
Profarma Distribuidora de Productos Farmaceuticos SA†	53,200	976,147

		4,301,788

Physicians Practice Management - 1.4%

Healthways, Inc.†	22,500	1,120,500
Matria Healthcare, Inc.†	57,500	1,463,950

		2,584,450

Respiratory Products - 0.9%

ResMed, Inc.†	33,600	1,366,176
Respironics, Inc.†	7,700	365,211

		1,731,387

Retail-Drug Store - 2.9%

CVS Caremark Corp.	130,649	4,941,145
Shoppers Drug Mart Corp.	9,900	499,312

		5,440,457

Retirement/Aged Care - 0.4%

Sunrise Senior Living, Inc.†	21,900	784,239

Therapeutics - 12.7%

Alexza Pharmaceuticals, Inc.†	29,100	238,911
Allos Therapeutics, Inc.†	87,700	413,944
Altus Pharmaceuticals, Inc.†	38,900	407,672
Amylin Pharmaceuticals, Inc.†	46,300	2,270,089
BioMarin Pharmaceuticals, Inc.†	79,800	1,714,104
CV Therapeutics, Inc.†	31,200	301,392
Favrille, Inc.†	56,500	180,235
Gilead Sciences, Inc.†	217,200	7,899,564
Grifols SA(1)	12,000	251,901
ImClone Systems, Inc.†	21,500	732,290
Medarex, Inc.†	16,100	276,115
MGI Pharma, Inc.†	94,000	2,215,580

Neurocrine Biosciences, Inc.†	66,900	666,993
Newron Pharmaceuticals SpA(1)	3,400	178,957
Onyx Pharmaceuticals, Inc.†	57,600	2,282,112
The Medicines Co.†	107,400	1,793,580
Theravance, Inc.†	46,800	1,469,988
Transition Therapeutics, Inc.	4,522	65,117
United Therapeutics Corp.†	4,800	328,752
Warner Chilcott, Ltd., Class A†	19,200	355,776

		24,043,072

X-Ray Equipment - 0.1%

Hologic, Inc.†	2,300	122,245

Total Common Stock (cost $164,874,304)		189,423,814

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%

Dyadic International, Inc, Expires 05/30/10 (Strike price $6.33)†(2)(3)(4)	4,560	0

Medical-Drugs - 0.0%

Poniard Pharmaceuticals, Inc Expires 01/31/11 (Strike price $0.77)†(3)(4)	67,560	16,665
Poniard Pharmaceuticals, Inc. Expires 12/03/08 (Strike price $6.00)†(3)(4)	2,000	0

		16,665

Therapeutics - 0.0%

Favrille, Inc. Expires 03/07/11 (Strike price $5.25)†(3)(4)	15,435	0
MannKind Corp. Expires 08/05/10 (Strike price $12.23)†(3)(4)	15,000	0

		0

Total Warrants (cost $2,304)		16,665

CALL OPTIONS - PURCHASED - 0.0%
Therapeutics - 0.0%

United Therapeutics Corp. (cost $17,467)	48	22,560

Total Long-Term Investment Securities (cost $164,894,075)		189,463,039

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Company - 1.1%

T. Rowe Price Reserve Investment Fund (cost $2,057,552)	2,057,552	2,057,552

TOTAL INVESTMENTS (cost $166,951,627) (5)	101.4%	191,520,591
Liabilities in excess of other assets	(1.4)	(2,582,966)

NET ASSETS	100.0%	$188,937,625

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Dyadic International, Inc. (Warrant)
Expires 05/30/10; Strike price $6.33	12/01/2006	4,560	$0	$0	$0	0.00%
Favrille, Inc. (Warrant)
Expires 03/07/11; Strike price $5.25	03/09/2006	15,435	1,929	0	0	0.00%
MannKind Corp. (Warrant)
Expires 08/05/10; Strike price $12.23	08/05/2005	15,000	375	0	0	0.00%
Poniard Pharmaceuticals, Inc.
(Warrant) Expires 12/03/08; Strike price $6.00	12/05/2003	2,000	0	0	0	0.00%
Poniard Pharmaceuticals, Inc.
(Warrant) Expires 01/31/11; Strike price $0.77	02/01/2006	5,994	0
	04/26/2006	61,566	0	16,665	$0.25	0.01%

		67,560	0	$16,665		0.01%

(5)	See Note 4 for cost of investments on a tax basis.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt

See Notes to Portfolio of Investments

Open call option contracts written at August 31, 2007 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2007	Unrealized Appreciation (Depreciation)
Alcon, Inc.	Jan-08	$150.00	29	$15,987	$10,440	$5,547
Alexion Pharmaceuticals, Inc.	Jan-08	55.00	53	10,390	54,590	(44,200)
Allergan, Inc.	Jan-08	65.00	48	7,896	12,240	(4,344)
Allscripts Healthcare Solutions, Inc.	Sep-07	25.00	97	11,457	1,455	10,002
Amgen, Inc.	Oct-07	57.50	48	10,309	1,920	8,389
Amgen, Inc.	Oct-07	60.00	51	13,107	1,275	11,832
Amgen, Inc.	Jan-08	55.00	52	10,660	10,660	0
Amgen, Inc.	Jan-08	57.50	48	9,696	6,480	3,216
Amgen, Inc.	Jan-08	60.00	125	36,020	11,250	24,770
Amgen, Inc.	Jan-08	65.00	78	30,186	2,340	27,846
Amylin Pharamceuticals, Inc.	Sep-07	50.00	48	8,010	7,200	810
Cardinal Health, Inc.	Sep-07	70.00	73	8,275	5,110	3,165
Cardinal Health, Inc.	Jan-08	80.00	97	10,329	4,850	5,479
Centene Corp.	Sep-07	22.50	26	5,057	390	4,667
Cephalon, Inc.	Sep-07	70.00	169	37,375	101,400	(64,025)
Cephalon, Inc.	Sep-07	75.00	48	5,374	11,760	(6,386)
Cephalon, Inc.	Nov-07	75.00	24	4,640	11,760	(7,120)
Cephalon, Inc.	Nov-07	85.00	96	19,954	12,000	7,954
Cephalon, Inc.	Jan-08	95.00	24	5,010	1,680	3,330
Cerner, Inc.	Mar-08	70.00	24	9,528	4,080	5,448
Community Health System, Inc.	Jan-08	40.00	97	15,515	10,185	5,330
Coventry Health Care, Inc.	Oct-07	65.00	51	9,282	1,275	8,007
CVS Caremark, Inc.	Jan-08	40.00	97	12,319	16,005	(3,686)
DaVita, Inc.	Jan-08	65.00	29	4,263	4,205	58
Elan Corp. PLC ADR	Sep-07	20.00	97	11,106	5,335	5,771
Elan Corp. PLC ADR	Oct-07	20.00	97	12,076	13,095	(1,019)
Elan Corp. PLC ADR	Oct-07	22.50	73	11,781	4,380	7,401
Elan Corp. PLC ADR	Jan-08	22.50	96	14,507	16,320	(1,813)
Elan Corp. PLC ADR	Jan-08	25.00	145	22,791	15,225	7,566
Genentech, Inc.	Sep-07	80.00	121	19,541	1,815	17,726
Genentech, Inc.	Dec-07	80.00	96	24,372	20,160	4,212
Genentech, Inc.	Dec-07	85.00	24	5,088	2,280	2,808
Gilead Sciences, Inc.	Nov-07	42.50	73	9,453	2,555	6,898
Gilead Sciences, Inc.	Jan-08	40.00	48	6,096	6,096	0
Healthways, Inc.	Feb-08	65.00	48	8,201	2,640	5,561
Hologic, Inc.	Sep-07	60.00	23	5,667	345	5,322
Humana, Inc.	Jan-08	75.00	48	11,380	6,960	4,420
Humana, Inc.	Jan-08	80.00	97	15,685	6,305	9,380
Immucor Corp.	Jan-08	35.00	19	2,888	5,510	(2,622)
Invitrogen Corp.	Jan-08	85.00	41	14,022	11,685	2,337
Manor Care, Inc.	Jan-08	60.00	77	15,585	40,810	(25,225)
McKesson Corp.	Nov-07	60.00	73	22,411	13,505	8,906
McKesson Corp.	Jan-08	65.00	24	5,268	3,000	2,268
Medco Health Solutions, inc	Jan-08	70.00	26	6,357	46,280	(39,923)
Medtronic, Inc.	Jan-08	55.00	154	31,433	36,190	(4,757)
MGI Pharma, Inc.	Jan-08	30.00	49	5,858	2,205	3,653
Monsanto Co.	Jan-08	75.00	73	13,651	27,010	(13,359)
Monsanto Co.	Jan-08	80.00	73	12,119	15,330	(3,211)
Omnicare, Inc.	Sep-07	37.50	100	15,171	1,000	14,171
PDL BioPharma, Inc.	Nov-07	30.00	48	7,059	1,440	5,619
Pharmion Corp.	Jan-08	45.00	29	6,328	8,120	(1,792)
ResMed, Inc.	Oct-07	45.00	78	10,703	2,730	7,973
St. Jude Medical, Inc.	Jan-08	50.00	53	11,656	6,360	5,296
Stericycle, Inc.	Nov-07	50.00	26	2,569	7,670	(5,101)
Teva Pharmaceuticals Industries, Ltd.	Jan-08	45.00	73	7,446	14,965	(7,519)
Valeant Pharmaceuticals International	Sep-07	17.50	73	13,470	730	12,740
Valeant Pharmaceuticals International	Jan-08	20.00	153	14,939	3,060	11,879
Wyeth	Sep-07	50.00	96	14,341	2,880	11,461
Wyeth	Oct-07	50.00	48	6,096	3,360	2,736
Wyeth	Jan-08	55.00	97	9,425	6,790	2,635
Wyeth	Jan-08	60.00	145	34,857	4,350	30,507
Wyeth	Jan-08	65.00	77	13,436	770	12,666
XenoPort, Inc.	Dec-07	45.00	145	21,581	37,700	(16,119)
Zimmer Holdings, Inc.	Jan-08	85.00	53	39,855	13,780	26,075

			4,521	$846,907	$725,291	$121,616

Open put option contracts written at August 31, 2007 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at August 31, 2007	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-08	$55.00	66	$23,891	$33,000	$(9,109)
Abbott Laboratories	Jan-08	60.00	38	24,653	33,060	(8,407)
Aetna, Inc.	Jan-08	45.00	33	16,730	4,290	12,440
Alcon, Inc.	Jan-08	140.00	24	28,924	24,960	3,964
Alcon, Inc.	Jan-08	145.00	19	22,967	25,080	(2,113)
Alexion Pharmaceuticals, Inc.	Jan-08	45.00	41	23,063	5,535	17,528
Alexion Pharmaceuticals, Inc.	Jan-08	50.00	49	51,402	11,270	40,132
Alexion Pharmaceuticals, Inc.	Jan-08	55.00	29	28,331	10,730	17,601
Alexion Pharmaceuticals, Inc.	Jan-08	65.00	57	50,229	48,450	1,779
Alexion Pharmaceuticals, Inc.	Feb-08	65.00	5	4,585	4,585	—
Alexion Pharmaceuticals, Inc.	Jan-08	70.00	10	12,326	12,326	—
Alexion Pharmaceuticals, Inc.	Jan-09	65.00	10	11,970	11,970	—
Alkermes, Inc.	Jan-08	17.50	31	8,707	8,525	182
Allergan, Inc.	Jan-08	62.50	49	32,488	24,990	7,498
Allergan, Inc.	Jan-08	65.00	50	34,924	34,924	—
Amylin Pharmaceuticals, Inc.	Jan-08	40.00	27	16,957	7,560	9,397
Amylin Pharmaceuticals, Inc.	Jan-08	45.00	30	27,492	13,200	14,292
Amylin Pharmaceuticals, Inc.	Jan-08	50.00	40	39,189	26,800	12,389
Barr Pharmaceuticals, Inc.	Nov-07	55.00	14	9,718	6,860	2,858
Barr Pharmaceuticals, Inc.	Feb-08	55.00	10	5,370	5,400	(30)
Baxter International, Inc.	Jan-08	60.00	5	2,485	3,050	(565)
Becton, Dickinson & Co.	Sep-07	75.00	32	12,384	2,560	9,824
Beckman Coulter, Inc.	Feb-08	75.00	15	11,805	10,500	1,305
BioMarin Pharmaceuticals, Inc.	Jan-08	20.00	39	15,873	11,505	4,368
Bristol-Myers Squibb Co.	Jan-08	32.50	51	19,482	20,400	(918)
Cardinal Health, Inc.	Jan-08	70.00	16	6,694	6,720	(26)
Cardinal Health, Inc.	Jan-08	75.00	82	52,071	59,860	(7,789)
Celgene Corp.	Jan-08	50.00	5	3,135	475	2,660
Celgene Corp.	Jan-08	55.00	5	4,335	875	3,460
Celgene Corp.	Jan-08	60.00	18	18,575	5,400	13,175
Celgene Corp.	Jan-08	65.00	47	46,249	23,500	22,749
Celgene Corp.	Jan-08	70.00	38	43,939	29,640	14,299
Celgene Corp.	Jan-09	70.00	10	14,220	11,900	2,320
Cephalon, Inc.	Jan-08	70.00	24	9,158	7,440	1,718
Cerner Corp.	Mar-08	60.00	24	17,688	16,320	1,368
CIGNA Corp.	Jan-08	20.00	86	50,532	75,680	(25,148)
CIGNA Corp.	Jan-08	50.00	5	3,035	1,300	1,735
CIGNA Corp.	Jan-09	50.00	10	7,170	4,600	2,570
Covance, Inc.	Jan-08	80.00	29	27,932	22,330	5,602
C.R. Bard, Inc.	Jan-08	85.00	31	14,477	14,570	(93)
Cubist Pharmaceuticals, Inc.	Jan-08	20.00	57	22,672	6,270	16,402
CVS Caremark Corp.	Jan-08	35.00	103	24,783	12,360	12,423
CVS Caremark Corp.	Jan-08	40.00	77	31,087	25,410	5,677

DaVita, Inc.	Jan-08	55.00	31	9,207	6,975	2,232
Elan Corp. PLC ADR	Jan-08	15.00	26	8,666	2,730	5,936
Elan Corp. PLC ADR	Jan-08	17.50	26	10,452	4,550	5,902
Express Scripts, Inc.	Jan-08	42.50	24	15,833	1,320	14,513
Express Scripts, Inc.	Jan-08	47.50	52	15,782	6,760	9,022
Genentech, Inc.	Dec-07	80.00	29	18,038	18,270	(232)
Genentech, Inc.	Dec-07	85.00	10	10,070	10,400	(330)
Genentech, Inc.	Jan-08	80.00	24	13,693	16,560	(2,867)
Genzyme Corp.	Jan-08	70.00	24	20,656	20,640	16
Gen-Probe, Inc.	Jan-08	50.00	27	12,609	1,890	10,719
Gen-Probe, Inc.	Jan-08	55.00	15	8,655	2,250	6,405
Gilead Sciences, Inc.	Jan-08	32.50	22	7,062	2,310	4,752
Gilead Sciences, Inc.	Jan-08	35.00	54	15,335	9,450	5,885
Gilead Sciences, Inc.	Jan-08	37.50	48	19,287	13,920	5,367
Gilead Sciences, Inc.	Jan-08	40.00	48	24,769	21,120	3,649
Gilead Sciences, Inc.	Jan-08	42.50	24	13,768	15,360	(1,592)
Gilead Sciences, Inc.	Jan-09	42.50	10	7,170	7,700	(530)
Health Net, Inc.	Jan-08	60.00	16	10,192	10,880	(688)
HealthExtras, Inc.	Mar-08	30.00	24	9,013	9,120	(107)
Healthways, Inc.	Nov-07	50.00	26	13,192	8,580	4,612
Henry Schein, Inc.	Jan-08	50.00	26	11,732	2,470	9,262
Henry Schein, Inc.	Jan-08	55.00	10	3,770	2,050	1,720
Humana, Inc.	Jan-08	60.00	54	43,767	15,930	27,837
Humana, Inc.	Jan-08	65.00	26	17,082	12,740	4,342
Humana, Inc.	Jan-08	70.00	19	20,561	14,630	5,931
Illumina, Inc.	Jan-08	40.00	57	52,008	10,260	41,748
Illumina, Inc.	Jan-08	45.00	51	34,186	15,045	19,141
ImClone Systems, Inc.	Jan-08	30.00	32	12,917	4,480	8,437
ImClone Systems, Inc.	Jan-08	45.00	32	22,129	35,840	(13,711)
ImClone Systems, Inc.	Jan-10	40.00	50	22,840	34,000	(11,160)
Immucor Corp.	Jan-08	30.00	19	7,828	3,135	4,693
InterMune, Inc.	Jan-09	25.00	128	173,295	179,200	(5,905)
Invitrogen Corp.	Jan-08	70.00	26	18,261	5,200	13,061
Invitrogen Corp.	Jan-08	75.00	29	18,973	10,150	8,823
Johnson & Johnson	Jan-08	60.00	5	1,135	850	285
Laboratory Corp. of America Holdings	Jan-08	70.00	10	4,520	1,600	2,920
Laboratory Corp. of America Holdings	Jan-08	75.00	31	12,152	9,920	2,232
Laboratory Corp. of America Holdings	Jan-08	80.00	24	17,290	12,960	4,330
Laboratory Corp. of America Holdings	Jan-08	85.00	10	7,170	8,600	(1,430)
Laboratory Corp. of America Holdings	Feb-08	85.00	10	5,770	8,900	(3,130)

Manor Care, Inc.	Jan-08	60.00	32	6,397	2,240	4,157
Manor Care, Inc.	Jan-08	65.00	18	5,086	3,420	1,666
Matria Healthcare, Inc.	Mar-08	30.00	29	15,098	17,690	(2,592)
McKesson Corp.	Nov-07	55.00	29	6,293	5,075	1,218
McKesson Corp.	Jan-08	55.00	15	4,855	3,525	1,330
McKesson Corp.	Jan-08	60.00	15	9,055	7,200	1,855
Medco Health Solutions, Inc.	Jan-08	55.00	31	17,886	465	17,421
MedImmune, Inc.	Jan-08	35.00	36	13,081	180	12,901
MedImmune, Inc.	Jan-08	45.00	10	3,170	100	3,070
Medtronic, Inc.	Jan-08	55.00	74	36,377	28,860	7,517
Merck & Co., Inc.	Jan-08	50.00	11	7,877	3,520	4,357
Merck & Co., Inc.	Jan-08	55.00	43	20,610	26,660	(6,050)
Merck & Co., Inc.	Jan-08	60.00	98	82,736	101,920	(19,184)
MGI Pharma, Inc.	Jan-08	25.00	24	8,568	7,080	1,488
Millipore Corp.	Jan-08	75.00	5	2,343	3,450	(1,107)
Monsanto Co.	Jan-08	75.00	35	37,144	27,650	9,494
Monsanto Co.	Jan-08	80.00	20	25,578	23,000	2,578
Neurocrine Biosciences, Inc.	Jan-08	15.00	48	23,477	28,800	(5,323)
Onyx Pharmaceuticals, Inc.	Jan-08	35.00	49	29,514	11,515	17,999
Onyx Pharmaceuticals, Inc.	Jan-08	40.00	24	17,487	11,520	5,967
Onyx Pharmaceuticals, Inc.	Jan-09	30.00	29	28,332	22,910	5,422
Onyx Pharmaceuticals, Inc.	Jan-09	35.00	29	31,552	30,160	1,392
OSI Pharmaceuticals, Inc.	Jan-09	30.00	29	14,838	12,180	2,658
Pfizer, Inc.	Jan-09	25.00	48	11,434	13,200	(1,766)
Pharmion Corp.	Jan-08	35.00	29	18,395	5,220	13,175
Pharmion Corp.	Jan-08	45.00	48	37,883	28,800	9,083
Pharmion Corp.	Jan-08	50.00	29	27,209	27,550	(341)
ResMed, Inc.	Oct-07	45.00	19	5,948	8,740	(2,792)
St. Jude Medical, Inc.	Jan-08	40.00	26	8,632	4,030	4,602
St. Jude Medical, Inc.	Jan-08	45.00	49	20,068	17,640	2,428
Schering-Plough Corp.	Jan-08	25.00	48	14,015	2,400	11,615
Schering-Plough Corp.	Jan-08	35.00	152	60,039	79,040	(19,001)
Schering-Plough Corp.	Jan-09	35.00	10	6,870	6,300	570
Sepracor, Inc.	Jan-08	30.00	34	11,646	11,900	(254)
Stericycle, Inc.	Nov-07	42.50	20	5,070	1,100	3,970
Stryker Corp.	Jan-08	65.00	55	26,509	16,500	10,009
Stryker Corp.	Jan-08	70.00	15	7,905	8,100	(195)
Teva Pharmaceuticals Industries, Ltd.	Jan-08	35.00	29	8,758	1,305	7,453
Teva Pharmaceuticals Industries, Ltd.	Jan-08	40.00	10	4,620	1,300	3,320
Teva Pharmaceuticals Industries, Ltd.	Jan-08	45.00	34	12,138	11,220	918
Teva Pharmaceuticals Industries, Ltd.	Jan-09	45.00	24	13,228	12,480	748
The Medicines Co.	Jan-08	20.00	62	19,859	27,280	(7,421)
UnitedHealth Group, Inc.	Jan-08	60.00	21	13,062	21,420	(8,358)
Varian, Inc.	Jan-08	45.00	31	9,594	16,740	(7,146)
Vertex Pharmaceuticals, Inc.	Jan-08	35.00	32	25,893	9,120	16,773
Vertex Pharmaceuticals, Inc.	Jan-09	35.00	10	7,492	5,800	1,692
Walgreen Co.	Jan-08	50.00	11	5,907	5,830	77
Waters Corp.	Jan-08	65.00	28	13,095	14,840	(1,745)
WellPoint, Inc.	Jan-08	80.00	32	20,526	11,520	9,006
WellPoint, Inc.	Mar-08	90.00	10	10,470	10,200	270
Wyeth	Jan-08	55.00	34	18,113	30,940	(12,827)
Zimmer Holdings, Inc.	Jan-08	90.00	32	24,703	38,400	(13,697)

			4,365	$2,620,967	$2,132,960	$488,007

VALIC COMPANY I INFLATION PROTECTED FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
CORPORATE BONDS & NOTES - 13.1%
Banks-Money Center - 0.3%

RBS Capital Trust II Bonds 6.43% due 01/03/34(1)	$50,000	$47,192

Finance-Commercial - 1.5%

CIT Group, Inc. Notes 4.89% due 12/14/16(2)	300,000	245,466

Finance-Consumer Loans - 1.3%

SLM Corp. Notes 4.39% due 05/01/14(2)	130,000	96,320
SLM Corp. Notes 4.82% due 11/21/13(2)	150,000	117,222

		213,542

Finance-Investment Banker/Broker - 4.8%

Lehman Brothers Holdings, Inc. Notes 3.47% due 04/14/11(2)	400,000	360,472
Lehman Brothers Holdings, Inc. Notes 5.10% due 06/10/14(2)	150,000	139,971
Morgan Stanley Senior Notes 4.69% due 06/01/11(2)	150,000	142,299
Morgan Stanley Senior Notes 5.04% due 11/01/13(2)	150,000	145,464

		788,206

Insurance-Life/Health - 4.3%

Jackson National Life Global Funding Notes 5.01% due 05/01/14*(2)	300,000	288,486
Pacific Life Global Funding Bonds 4.87% due 02/06/16*(2)	300,000	272,361
Principal Life Income Funding Trust Notes 3.74% due 04/01/08(2)	150,000	146,263

		707,110

Special Purpose Entity - 0.9%

Allstate Life Global Funding Trust Sec. Notes 3.74% due 03/01/10(2)	150,000	139,463

Total Corporate Bonds & Notes
(cost $2,391,581)		2,140,979

U.S. GOVERNMENT AGENCIES - 19.8%
Federal Home Loan Bank - 3.0%

3.63% due 01/15/08	500,000	497,089

Federal Home Loan Mtg. Corp. - 4.3%

4.50% due 01/15/15	135,000	131,190
6.25% due 07/15/32	500,000	562,182

		693,372

Federal National Mtg. Assoc. - 11.9%

3.83% due 02/17/09(2)	2,000,000	1,945,000

Tennessee Valley Authority - 0.6%

4.65% due 06/15/35	100,000	90,610

Total U.S. Government Agencies
(cost $3,318,023)		3,226,071

U.S. GOVERNMENT TREASURIES - 54.0%
United States Treasury Bonds - 32.1%

2.00% due 01/15/26 TIPS(3)	5,416,400	5,082,956
4.50% due 02/15/36	162,000	153,558

		5,236,514

United States Treasury Notes - 21.9%

1.63% due 01/15/15 TIPS(3)	2,520,418	2,387,110
1.88% due 07/15/15 TIPS(3)	267,775	258,152
2.00% due 07/15/14 TIPS(3)	933,953	912,574

		3,557,836

Total U.S. Government Treasuries
(cost $8,843,426)		8,794,350

Total Long-Term Investment Securities
(cost $14,553,030)		14,161,400

SHORT-TERM INVESTMENT SECURITIES - 12.9%
Time Deposit - 12.9%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 09/04/07 (cost $2,111,000)	2,111,000	2,111,000

TOTAL INVESTMENTS
(cost $16,664,030) (4)	99.8%	16,272,400
Other assets less liabilities	0.2	28,370

NET ASSETS	100.0%	$16,300,770

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $560,847 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity-maturity date reflects the next call date.
(2)	Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.
TIPS -	Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

VALIC COMPANY I INTERNATIONAL EQUITIES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(5)
COMMON STOCK - 91.9%
Australia - 5.7%

ABC Learning Centers, Ltd.#	28,074	$158,066
AGL Energy, Ltd.#	32,522	410,279
Alinta, Ltd.†#(1)	35,574	387,324
Alumina, Ltd.#	84,733	482,193
Amcor, Ltd.	67,164	418,041
AMP, Ltd.	140,770	1,216,263
Ansell, Ltd.#	10,942	117,367
APA Group	10,707	32,703
APN News & Media, Ltd.#	22,351	100,619
Aristocrat Leisure, Ltd.#	26,214	300,754
Asciano Group†#	40,353	282,434
ASX, Ltd.#	12,820	487,620
Australia and New Zealand Banking Group, Ltd.#	138,889	3,295,769
Axa Asia Pacific Holdings, Ltd.#	64,755	399,673
Babcock & Brown, Ltd.#	17,358	338,368
BHP Billiton, Ltd.#	251,991	7,961,083
Billabong International, Ltd.#	12,446	161,481
BlueScope Steel, Ltd.#	55,054	481,496
Boral, Ltd.#	44,970	290,840
Brambles, Ltd.#	106,549	1,203,596
Caltex Australia, Ltd.	10,133	201,440
Centro Properties Group#	63,420	425,468
CFS Retail Property Trust#	103,335	201,000
Challenger Financial Services Group, Ltd.#	27,026	120,352
Coca-Cola Amatil, Ltd.#	39,533	307,943
Cochlear, Ltd.	4,124	226,270
Coles Myer, Ltd.	85,480	991,454
Commonwealth Bank of Australia#	97,651	4,408,283
Commonwealth Property Office Fund#	108,803	149,681
Computershare, Ltd.	37,947	321,912
CSL, Ltd.#	13,744	1,105,688
CSR, Ltd.#	65,883	181,196
DB RREEF Trust	217,084	357,156
Downer EDI, Ltd.#	22,871	121,344
Fortescue Metals Group, Ltd.†#	9,455	265,505
Foster’s Group, Ltd.	147,923	769,794
Futuris Corp., Ltd.#	43,923	88,506
Goodman Fielder, Ltd.#	79,552	169,309
GPT Group	154,091	603,196
Harvey Norman Holdings, Ltd.#	39,702	172,991
Iluka Resources, Ltd.#	17,815	80,974
ING Industrial Fund#	74,059	162,632
Insurance Australia Group, Ltd.#	134,707	556,227
John Fairfax Holdings, Ltd.#	88,818	337,332
Leighton Holdings, Ltd.#	10,439	375,304
Lend Lease Corp., Ltd.#	27,093	427,136
Lion Nathan, Ltd.#	22,012	165,221
Macquarie Airports Management, Ltd.#	51,603	183,742
Macquarie Bank, Ltd.#	19,770	1,193,182
Macquarie Communications Infrastructure Group#	32,114	153,252
Macquarie Goodman Group#	107,976	595,746
Macquarie Infrastructure Group#	199,267	538,828
Macquarie Office Trust	149,524	192,154
Mirvac Group#	76,116	335,410
Multiplex Group#	47,143	192,540
National Australia Bank, Ltd.	122,534	4,005,997
Newcrest Mining, Ltd.	25,151	504,407
OneSteel, Ltd.#	55,865	277,292
Orica, Ltd.	23,343	549,362
Origin Energy, Ltd.#	65,447	534,355
Pacific Brands, Ltd.#	37,662	103,653
Paladin Resources, Ltd.†#	40,703	202,548
PaperlinX, Ltd.#	33,668	93,256
Perpetual, Ltd.#	2,781	174,950
Publishing & Broadcasting, Ltd.#	33,583	492,619
Qantas Airways, Ltd.	72,993	333,387
QBE Insurance Group, Ltd.	64,739	1,856,552
Rio Tinto, Ltd.#	21,457	1,643,957
Santos, Ltd.#	45,150	492,726
Sonic Healthcare, Ltd.#	21,391	269,823
Stockland	104,168	732,441
Suncorp-Metway, Ltd.	69,423	1,142,175
Symbion Health, Ltd.#	48,552	165,481
TABCORP Holdings, Ltd.#	39,383	492,888
Tattersall’s, Ltd.#	80,725	276,966
Telstra Corp., Ltd.#	215,284	770,063
Telstra Corp., Ltd. (Installment Receipts)#	111,634	264,999
Toll Holdings, Ltd.#	40,536	451,275
Transurban Group#	79,919	468,393
Wesfarmers, Ltd.#	29,133	919,902
Westfield Group#	131,227	2,248,197
Westpac Banking Corp.	138,925	3,093,109
Woodside Petroleum, Ltd.#	35,793	1,328,064
Woolworths, Ltd.	90,638	2,219,778
WorleyParsons, Ltd.#	11,153	353,867
Zinifex, Ltd.#	36,557	508,773

		62,175,392

Austria - 0.6%

Andritz AG	2,928	190,016
Bwin Interactive Entertainment AG†#	1,959	50,934
Erste Bank der oesterreichischen Sparkassen AG#	14,203	1,030,967
Flughafen Wien AG	788	79,007
Immoeast AG†	31,265	383,932
Immofinanz AG†	34,402	426,591
Mayr-Melnhof Karton AG	630	68,091
Meinl European Land, Ltd.†#	22,491	411,956
Oesterreichische Elektrizitaetswirtschafts AG, Class A#	5,782	287,507
OMV AG	12,387	770,205
Raiffeisen International Bank Holding AG#	2,680	388,436
RHI AG†	1,931	94,553
Telekom Austria AG	25,895	668,290
Voestalpine AG	8,325	682,731
Wiener Staedtische Versicherung AG#	2,365	162,594
Wienerberger AG	5,288	377,796

		6,073,606

Belgium - 1.1%

AGFA Gevaert NV	9,673	201,985
Barco NV	855	81,199
Bekaert NV	919	120,967
Belgacom SA	12,687	556,683
Cofinimmo#	640	110,047
Colruyt SA	1,248	266,545
Compagnie Maritime Belge SA#	1,052	69,108

Delhaize Group	5,827	570,822
Dexia SA	39,291	1,084,161
Dexia Strip VVPR†	1,290	18
Euronav NV#	1,773	55,977
Fortis#	92,986	3,414,205
Group Bruxelles Lambert SA	6,076	719,729
InBev NV#	13,769	1,130,918
KBC Groep NV	13,633	1,712,148
Mobistar SA	2,376	193,072
Omega Pharma SA	1,374	121,181
S.A D’Ieteren NV	208	82,873
Solvay SA	4,771	708,783
UCB SA#	8,261	464,997
Umicore#	1,863	427,648

		12,093,066

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	33,636	124,692
Esprit Holdings, Ltd.	78,500	1,156,400
Frontline, Ltd.#	3,946	184,864
Giordano International, Ltd.	114,000	55,842
Johnson Electric Holdings, Ltd.	110,000	57,449
Kerry Properties, Ltd.	43,000	325,295
Li & Fung, Ltd.	168,600	627,349
Noble Group, Ltd.	78,000	86,328
Orient Overseas International, Ltd.	16,483	179,720
SeaDrill, Ltd.†	18,800	350,195
Shangri-La Asia, Ltd.	86,000	206,664
Yue Yuen Industrial Holdings, Ltd.	43,500	131,116

		3,485,914

Cayman Islands - 0.2%

ASM Pacific Technology, Ltd.	14,500	130,194
Belle International Holdings, Ltd.†	154,000	176,810
Foxconn International Holdings, Ltd.†	157,000	410,914
Hutchison Telecommunications International, Ltd.	108,000	141,399
Kingboard Chemical Holdings, Ltd.	43,500	256,832
Shui On Land, Ltd.	141,000	148,920
Tencent Holdings, Ltd.	66,000	345,445
Tingyi Cayman Islands Holding Corp.	126,000	182,966

		1,793,480

Cyprus - 0.0%

ProSafe ASA#	13,835	209,406

Denmark - 0.8%

AP Moller - Maersk A/S	83	1,087,432
Bang & Olufsen A/S, Class B#	787	85,979
Carlsberg A/S	2,574	346,693
Coloplast A/S#	1,997	189,626
D/S Torm A/S#	2,226	96,374
Danisco A/S#	3,705	272,537
Danske Bank A/S	34,209	1,405,633
DSV A/S#	15,200	347,111
East Asiatic Co., Ltd. A/S	1,233	83,151
FLSmidth & Co. A/S	3,954	373,465
GN Store Nord A/S†#	14,722	144,987
H. Lundbeck A/S	3,868	91,055
Jyske Bank A/S†	4,450	331,372
NKT Holding A/S	1,753	185,689
Novo-Nordisk A/S	18,072	2,013,364
Novozymes A/S	3,481	412,278
Sydbank A/S	4,750	217,287
Topdanmark A/S†	1,281	206,242
TrygVesta A/S#	2,000	158,801
Vestas Wind Systems A/S†	13,862	941,165
William Demant Holding A/S†	1,891	166,667

		9,156,908

Finland - 1.7%

Amer Sports Oyj#	5,405	122,927
Cargotec Corp., Class B	2,869	139,680
Elisa Oyj#	11,219	312,895
Fortum Oyj#	33,463	1,108,442
KCI Konecranes Oyj#	4,527	172,763
Kesko Oyj, Class B#	4,954	291,580
Kone Oyj, Class B	5,732	375,101
Metso Corp.	9,579	616,302
Neste Oil Oyj#	9,626	333,581
Nokia Oyj	307,453	10,124,198
Nokian Renkaat Oyj#	7,849	276,467
OKO Bank Class A#	7,176	142,981
Orion Oyj	6,562	156,694
Outokumpu Oyj	8,848	268,283
Rautaruukki Oyj	6,310	345,219
Sampo Oyj, Class A	32,505	931,251
Sanoma-WSOY Oyj#	6,187	188,787
Stora Enso Oyj, Class R	43,607	778,465
TietoEnator Oyj#	5,562	129,348
UPM-Kymmene Oyj#	39,712	901,274
Uponor Oyj	4,119	158,220
Wartsila Corp., Class B	4,879	304,118
YIT Oyj#	9,524	288,114

		18,466,690

France - 8.9%

Accor SA#	14,344	1,235,491
Aeroports de Paris#	2,601	298,228
Air France-KLM#	9,438	391,498
Air Liquide#	18,136	2,317,041
Alcatel SA#	173,424	1,904,430
Alstom#	7,806	1,417,654
Atos Origin SA†#	5,173	291,428
AXA SA#	118,015	4,741,764
BNP Paribas SA#	63,041	6,668,287
Bouygues SA#	16,693	1,317,920
Business Objects SA†	7,361	323,141
Cap Gemini SA#	10,301	668,094
Carrefour SA#	44,989	3,154,552
Casino Guichard-Perrachon SA#	3,271	334,666
CNP Assurances#	3,346	428,616
Compagnie de St. Gobain#	25,001	2,725,834
Compagnie Generale des Etablissements Michelin, Class B#	10,786	1,369,535
Credit Agricole SA#	49,466	1,871,142
Dassault Systemes SA#	4,323	254,583

Essilor International SA#	14,811	900,110
France Telecom SA#	137,008	4,146,730
Gaz de France#	14,773	741,884
Gecina SA	935	153,763
Groupe Danone#	33,297	2,540,929
Hermes International#	5,216	563,304
Icade	2,460	150,490
Imerys SA#	2,377	217,867
Klepierre#	1,733	273,794
L’Oreal SA#	18,805	2,216,833
Lafarge SA#	11,249	1,752,125
Lagardere SCA#	9,564	781,679
LVMH Moet Henessy Louis Vuitton SA#	18,393	2,058,267
M6-Metropole Television#	4,946	149,330
Neopost SA#	2,421	370,661
PagesJaunes Groupe SA	1,510	30,639
PagesJaunes SA (Redemption Shares)	7,957	6,504
Pernod Ricard SA#	6,781	1,429,389
Peugeot SA#	11,449	977,019
PPR#	5,785	1,001,697
Publicis Groupe#	10,443	451,988
Renault SA#	13,907	1,881,037
Safran SA#	12,520	296,231
Sanofi-Aventis#	76,556	6,265,556
Schneider Electric SA#	16,315	2,171,396
SCOR#	13,226	324,437
Societe BIC SA	2,040	154,885
Societe Des Autoroutes Paris-Rhin-Rhone#	1,697	173,260
Societe Generale#	27,717	4,482,768
Societe Television Francaise 1#	8,829	258,590
Sodexho Alliance SA#	7,164	473,036
Suez SA (Paris)#	76,915	4,382,812
Suez SA (Brussels)†	13,468	183
Technip SA#	7,606	608,854
Thales SA#	6,656	378,727
Thomson#	18,501	304,221
Total SA#	161,699	12,144,382
Unibail#	5,583	1,347,624
Valeo SA#	5,246	255,378
Vallourec SA	3,582	962,764
Veolia Environnement#	26,024	1,997,537
Vinci SA#	29,909	2,133,271
Vivendi Universal SA#	86,777	3,554,681
Zodiac SA#	2,909	210,268

		97,390,804

Germany - 7.4%

Adidas AG	15,284	899,652
Allianz SE	33,724	7,232,396
Altana AG#	5,268	120,460
Arcandor AG†#	4,747	130,865
BASF AG#	37,520	4,967,299
Bayer AG#	54,522	4,304,306
Beiersdorf AG#	6,622	444,670
Bilfinger Berger AG#	2,793	229,457
Celesio AG	6,385	400,222
Commerzbank AG	46,875	1,922,941
Continental AG#	9,904	1,287,744
DaimlerChrysler AG#	69,552	6,205,572
Deutsche Bank AG#	38,092	4,706,800
Deutsche Boerse AG	15,017	1,658,409
Deutsche Lufthansa AG	17,186	501,702
Deutsche Post AG (Virt-X)	54,596	1,588,161
Deutsche Post AG (London)†	4,152	119,924
Deutsche Postbank AG	6,156	446,493
Deutsche Telekom AG#	212,842	3,956,302
Douglas Holding AG	2,351	141,265
E.ON AG	46,765	7,849,619
Fresenius Medical Care AG#	14,224	699,544
Heidelberger Druckmaschinen AG#	4,190	190,343
Henkel KGaA	7,850	368,096
Hochtief AG#	3,154	316,545
Hypo Real Estate Holding AG#	10,065	553,935
Infineon Technologies AG†	56,230	876,764
IVG Immobilien AG#	6,966	249,332
Linde AG#	9,060	1,063,662
MAN AG	8,468	1,218,476
Merck KGaA#	4,850	622,932
Metro AG#	12,169	1,054,738
MLP AG#	4,081	65,196
Muenchener Rueckversicherungs-Gesellschaft AG#	15,803	2,730,926
Premiere AG†#	6,280	136,595
Puma AG Rudolf Dassler Sport	482	193,593
Rheinmetall AG	2,703	224,942
RWE AG	33,406	3,757,934
Salzgitter AG	3,086	610,239
SAP AG	66,592	3,594,839
Siemens AG	63,915	8,032,321
Solarworld AG#	6,292	311,454
Suedzucker AG#	4,967	95,574
ThyssenKrupp AG	27,040	1,581,196
TUI AG†#	16,018	415,898
Volkswagen AG#	11,868	2,451,792
Wincor Nixdorf AG	2,361	203,464

		80,734,589

Gibraltar - 0.0%

PartyGaming PLC†#	89,215	50,900

Greece - 0.7%

Alpha Bank A.E.	29,092	942,538
Athens Stock Exchange SA	4,483	122,639
Coca-Cola Hellenic Bottling Co. SA	8,178	390,642
Cosmote Mobile Telecommunications SA	8,789	272,600
EFG Eurobank Ergasias	20,711	703,423
Folli-Follie SA	1,235	50,678
Hellenic Petroleum SA	8,025	112,734
Hellenic Technodomiki Tev SA	8,941	117,409
Hellenic Telecommunications Organization SA	27,596	900,841
Motor Oil Hellas Corinth Refineries SA	3,323	81,405
National Bank of Greece SA	30,332	1,797,210
OPAP SA	16,762	613,876

Piraeus Bank SA	24,083	820,483
Public Power Corp.	7,833	245,584
Titan Cement Co. SA	4,619	229,118
Viohalco Hellenic Copper and Aluminum Industry SA	6,735	100,784

		7,501,964

Hong Kong - 1.4%

Bank of East Asia, Ltd.	105,800	588,969
BOC Hong Kong Holdings, Ltd.	277,500	672,712
Cathay Pacific Airways, Ltd.	103,000	270,161
Cheung Kong Holdings, Ltd.	113,562	1,675,196
CLP Holdings, Ltd.	99,500	687,036
Hang Lung Properties, Ltd.	155,000	574,730
Hang Seng Bank, Ltd.	57,388	902,009
Henderson Land Development Co., Ltd.	66,000	463,014
Hong Kong & China Gas Co., Ltd.	273,040	629,651
Hong Kong Exchanges & Clearing, Ltd.	80,000	1,496,350
HongKong Electric Holdings, Ltd.	104,000	522,401
Hopewell Holdings, Ltd.	46,955	225,764
Hutchison Whampoa, Ltd.	161,000	1,603,772
Hysan Development Co., Ltd.	47,000	118,888
Link REIT	161,000	322,285
Melco International Development	55,000	85,178
MTR Corp., Ltd.	104,000	253,292
New World Development Co., Ltd.	181,000	434,201
PCCW, Ltd.	303,657	184,992
Shun Tak Holdings, Ltd.	64,000	96,476
Sino Land Co., Ltd.	104,000	243,890
Sun Hung Kai Properties, Ltd.	103,282	1,396,214
Swire Pacific, Ltd., Class A	62,816	700,740
Techtronic Industries Co., Ltd.	82,500	93,897
Television Broadcasts, Ltd.	20,926	128,885
Wharf Holdings, Ltd.	92,000	381,038
Wing Hang Bank, Ltd.	13,245	162,379

		14,914,120

Ireland - 0.8%

Allied Irish Banks PLC	65,902	1,688,942
Bank of Ireland	73,956	1,374,703
C&C Group PLC	24,589	180,597
CRH PLC	40,961	1,776,537
DCC PLC	6,032	159,668
Depfa Bank PLC#	25,179	477,839
Elan Corp PLC†	35,102	674,329
Grafton Group PLC†	17,053	228,076
Greencore Group PLC	11,939	74,809
Iaws Group PLC	9,498	186,068
Independent News & Media PLC	39,823	187,417
Irish Life & Permanent PLC	20,690	515,043
Kerry Group PLC	10,263	249,712
Kingspan Group PLC	9,557	247,674
Paddy Power PLC	3,556	107,589
Ryanair Holdings†	7,244	52,550
Ryanair Holdings PLC ADR†#	4,344	181,449

		8,363,002

Italy - 3.5%

Alleanza Assicurazioni SpA#	31,740	409,401
Arnoldo Mondadori Editore SpA#	8,729	82,244
Assicurazione Generali SpA#	79,169	3,239,483
Atlantia SpA	19,333	644,625
Autogrill SpA	7,628	159,971
Banca Intesa SpA	70,006	486,642
Banca Monte dei Paschi di Siena SpA#	82,880	526,908
Banca Popolare di Milano Scarl#	31,145	452,384
Banco Popolare Scarl†#	50,211	1,255,822
Bulgari SpA	11,233	157,921
Capitalia SpA	126,871	1,209,778
Enel SpA	324,836	3,355,677
Eni SpA	195,475	6,741,712
Fiat SpA	53,306	1,427,194
Finmeccanica SpA	22,332	655,659
Fondiaria-Sai SpA	5,167	242,710
Intesa Sanpaolo SpA	578,298	4,359,123
Italcementi SpA#	5,311	131,375
Lottomatica SpA#	5,112	183,749
Luxottica Group SpA#	10,389	354,874
Mediaset SpA	57,626	611,774
Mediobanca SpA#	36,816	793,247
Mediolanum SpA#	19,134	139,918
Parmalat SpA	117,619	424,712
Pirelli & C. SpA†	215,932	243,263
Seat Pagine Gialle SpA	307,700	169,650
Snam Rete Gas SpA#	65,988	388,630
Telecom Italia SpA (Chi-X)	803,672	2,284,573
Telecom Italia SpA (Milan)#	452,388	1,015,620
Terna Rete Elettrica Nazionale SpA#	89,907	317,872
UniCredito Italiano SpA	586,931	5,033,240
Unione di Banche Italiane Scpa#	45,578	1,165,229

		38,664,980

Japan - 19.2%

Access Co., Ltd.†#	9	21,534
ACOM Co., Ltd.#	2,719	81,369
Aderans Co., Ltd.	1,500	27,416
Advantest Corp.#	6,520	240,229
Aeon Co., Ltd.	26,330	360,128
Aeon Credit Service Co., Ltd.#	3,700	45,572
Aeon Mall Co., Ltd.#	2,500	76,248
AIFUL Corp.#	3,250	65,045
Aisin Seiki Co., Ltd.	72,700	2,747,856
Ajinomoto Co., Inc.	24,807	314,253
Alfresa Holdings Corp.#	1,100	73,441
All Nippon Airways Co., Ltd.	27,000	107,944
Alps Electric Co., Ltd.#	7,249	85,220
Amada Co., Ltd.	15,863	173,628
Aoyama Trading Co., Ltd.#	2,400	64,881
Asahi Breweries, Ltd.	17,095	253,510
Asahi Glass Co., Ltd.#	38,249	479,378
Asahi Kasei Corp.#	48,549	365,199
Asatsu-DK, Inc.#	1,400	46,927
Asics Corp.#	6,000	77,880
Astellas Pharma, Inc.	21,700	1,007,938

Autobacs Seven Co., Ltd.#	1,255	33,193
Bank of Kyoto, Ltd.#	11,000	131,465
Benesse Corp.	2,814	103,348
Bridgestone Corp.#	24,900	499,815
Canon Marketing Japan, Inc.	3,200	62,500
Canon, Inc.	63,400	3,627,054
Casio Computer Co., Ltd.#	9,892	150,892
Central Glass Co., Ltd.	7,000	36,318
Central Japan Railway Co.	63	710,283
Chiyoda Corp.#	5,000	86,842
Chou Mitsui & Co., Ltd.	199,331	4,205,888
Chubu Electric Power Co., Inc.	27,200	726,618
Chugai Pharmaceutical Co., Ltd.#	11,436	205,520
Circle K Sunkus Co., Ltd.#	2,100	33,908
Citizen Watch Co., Ltd.#	14,647	136,634
Coca-Cola West Japan Co., Ltd.	2,500	55,419
COMSYS Holdings Corp.	4,737	53,109
Credit Saison Co., Ltd.	6,654	174,893
CSK Holdings Corp.#	2,500	91,887
Dai Nippon Printing Co., Ltd.#	26,000	379,735
Daicel Chemical Industries, Ltd.#	10,427	73,765
Daido Steel Co., Ltd.#	83,000	698,309
Daifuku Co., Ltd.#	3,500	41,285
Daiichi Sankyo Co., Ltd.#	78,400	2,139,741
Daikin Industries, Ltd.	10,510	472,745
Daimaru, Inc.#(1)	8,477	92,245
Dainippon Ink and Chemicals, Inc.#	26,180	108,465
Dainippon Screen Manufacturing Co., Ltd.#	8,401	59,056
Daito Trust Construction Co., Ltd.	3,253	154,518
Daiwa House Industry Co., Ltd.	21,070	279,872
Daiwa Securities Group, Inc.	55,045	545,845
Denki Kagaku Kogyo Kabushiki Kaisha	18,226	93,170
Denso Corp.	78,800	2,767,696
Dentsu, Inc.#	79	220,388
Disco Corp.#	27,000	1,586,453
Dowa Mining Co., Ltd.	11,000	123,167
eAccess, Ltd.#	58	30,081
East Japan Railway Co.	439	3,499,574
Ebara Corp.#	15,000	67,589
Edion Corp.#	3,400	36,169
Eisai Co., Ltd.	10,306	429,039
Electric Power Development Co., Ltd.	6,100	224,213
Elpida Memory, Inc.†#	67,900	2,631,893
FamilyMart Co., Ltd.#	2,556	65,811
Fanuc, Ltd.	7,700	751,037
Fast Retailing Co., Ltd.#	2,100	123,156
Fuji Electric Holdings Co., Ltd.	22,000	95,988
Fuji Soft ABC, Inc.#	1,200	24,853
Fuji Television Network, Inc.	20	41,136
FUJIFILM Holdings Corp.	74,873	3,232,901
Fujikura, Ltd.	14,000	83,408
Fujitsu, Ltd.#	75,448	516,242
Fukuoka Financial Group, Inc.†	25,000	144,254
Furukawa Electric Co., Ltd.	25,000	118,894
Glory, Ltd.	2,600	76,879
Goodwill Group, Inc.†#	59	12,286
Gunma Bank, Ltd.#	15,000	104,236
Gunze, Ltd.	8,017	40,316
H2O Retailing Corp.#	5,120	44,748
Hakuhodo DY Holdings, Inc.	1,090	75,846
Hankyu Hanshin Holdings, Inc.#	48,600	247,161
Haseko Corp.†#	43,000	116,038
Hikari Tsushin, Inc.#	1,000	29,164
Hino Motors, Ltd.#	10,000	71,869
Hirose Electric Co., Ltd.#	1,281	154,462
Hitachi Cable, Ltd.	6,000	35,182
Hitachi Capital Corp.#	2,100	26,504
Hitachi Chemical Co., Ltd.	4,400	89,881
Hitachi Construction Machinery Co., Ltd.	4,300	151,809
Hitachi High-Technologies Corp.#	2,800	65,605
Hitachi, Ltd.#	137,849	897,013
Hokkaido Electric Power Co., Inc.#	8,000	181,130
Hokuhoku Financial Group, Inc.	48,177	141,302
Honda Motor Co., Ltd.	63,500	2,094,614
House Foods Corp.	3,883	63,525
Hoya Corp.	16,800	583,943
Ibiden Co., Ltd.	14,200	1,222,312
Idemitsu Kosan Co., Ltd.#	800	87,725
IHI Corp.#	53,596	174,356
Inpex Holdings, Inc.	33	302,652
Isetan Co., Ltd.#	7,994	105,457
Ito En, Ltd.#(1)	2,400	60,389
ITOCHU Corp.	62,000	680,340
ITOCHU Techno-Solutions Corp.#	1,200	47,262
Jafco Co., Ltd.#	1,200	49,443
Japan Airlines Corp.†#	37,000	84,649
Japan Petroleum Exploration Co.#	1,100	70,425
Japan Prime Reality Investment Corp.	24	98,293
Japan Real Estate Investment Corp.#	15	169,073
Japan Retail Fund Investment Corp.	15	123,288
Japan Steel Works, Ltd.#	194,000	2,896,064
Japan Tobacco, Inc.	782	4,362,974
JFE Holdings, Inc.	23,600	1,543,792
JGC Corp.#	98,282	1,743,270
JS Group Corp.#	11,075	220,362
JSR Corp.#	7,300	163,751
JTEKT Corp.#	8,200	130,579
Jupiter Telecommunications Co.†	105	80,717
Kajima Corp.	36,000	150,080
Kamigumi Co., Ltd.	10,135	87,190
Kaneka Corp.#	12,081	98,107
Kansai Paint Co., Ltd.#	8,000	61,889
Kao Corp.	21,000	597,196
Kawasaki Heavy Industries, Ltd.	57,842	229,813
Kawasaki Kisen Kaisha, Ltd.#	22,631	296,168
KDDI Corp.	100	773,051
Keihin Electric Express Railway Co., Ltd.#	16,582	104,637
Keio Corp.#	23,000	141,711
Keisei Electric Railway Co., Ltd.	12,000	65,919
Keyence Corp.#	1,500	333,060
Kikkoman Corp.#	5,531	74,813
Kinden Corp.	4,036	34,647
Kintetsu Corp.#	68,072	203,946
Kirin Brewery Co., Ltd.	111,937	1,396,419

KK DaVinci Advisors†#	46	31,946
Kobe Steel, Ltd.	108,000	394,417
Kokuyo Co., Ltd.#	4,162	42,167
Komatsu, Ltd.	121,500	3,756,096
Komori Corp.	1,905	45,244
Konami Corp.#	3,861	97,383
Konica Minolta Holdings, Inc.	19,336	306,437
Kose Corp.#	1,400	38,232
Kubota Corp.	45,000	350,811
Kuraray Co., Ltd.	14,461	190,271
Kurita Water Industries, Ltd.#	4,510	137,431
Kyocera Corp.	6,643	609,455
Kyowa Hakko Kogyo Co., Ltd.#	12,265	119,226
Kyushu Electric Power Co., Inc.#	15,700	418,799
Lawson, Inc.#	2,600	86,452
Leopalace21 Corp.	5,100	159,947
Mabuchi Motor Co., Ltd.#	1,100	71,694
Makita Corp.	4,600	178,755
Marubeni Corp.	67,000	548,260
Marui Co., Ltd.#	12,596	144,327
Matsui Securities Co., Ltd.#	5,100	42,621
Matsumotokiyoshi Co., Ltd.#	1,700	34,379
Matsushita Electric Industrial Co., Ltd.	80,000	1,397,324
Matsushita Electric Works, Ltd.	16,000	196,022
MEDICEO Holdings Co., Ltd.	6,100	93,779
Meiji Dairies Corp.#	10,000	55,623
Meiji Seika Kaisha, Ltd.#	13,975	65,057
Meitec Corp.#	1,416	45,588
Millea Holdings, Inc.	30,100	1,164,737
Minebea Co., Ltd.	14,125	86,343
Mitsubishi Chemical Holdings Corp.	47,500	445,182
Mitsubishi Corp.	127,001	3,623,946
Mitsubishi Electric Corp.	143,000	1,697,928
Mitsubishi Estate Co., Ltd.	48,750	1,307,608
Mitsubishi Gas Chemical Co., Inc.#	14,864	125,602
Mitsubishi Heavy Industries, Ltd.#	235,000	1,442,200
Mitsubishi Logistics Corp.#	4,000	54,695
Mitsubishi Materials Corp.	45,000	250,840
Mitsubishi Rayon Co., Ltd.#	21,042	134,323
Mitsubishi Tanabe Pharma Corp.	8,000	96,948
Mitsubishi UFJ Financial Group, Inc.	332	3,192,229
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,740	68,792
Mitsubishi UFJ Securities Co.#	10,000	97,090
Mitsui Chemicals, Inc.	25,000	227,554
Mitsui Engineering & Shipbuilding Co., Ltd.#	119,668	627,822
Mitsui Fudosan Co., Ltd.	35,000	917,730
Mitsui Mining & Smelting Co., Ltd.	22,977	94,300
Mitsui O.S.K. Lines, Ltd.	244,000	3,637,631
Mitsui Sumitomo Insurance Co., Ltd.#	48,996	553,361
Mitsui Trust Holdings, Inc.	29,000	241,978
Mitsukoshi, Ltd.#	16,000	71,232
Mitsumi Electric Co., Ltd.#	3,300	125,389
Mizuho Financial Group, Inc.	721	4,538,312
Mori Seiki Co., Ltd.#	54,000	1,348,757
Murata Manufacturing Co., Ltd.	42,773	3,004,235
NamCo Bandai Holdings, Inc.	8,618	125,115
NEC Corp.	82,441	389,917
NEC Electronics Corp.†#	1,500	41,390
NGK Insulators, Ltd.	10,537	350,737
NGK Spark Plug Co., Ltd.#	6,455	106,986
NHK Spring Co., Ltd.#	6,000	53,899
Nichirei Corp.	9,213	43,208
Nidec Corp.#	4,360	306,504
Nikko Cordial Corp.	15,500	200,182
Nikon Corp.#	110,485	3,462,074
Nintendo Co., Ltd.	10,000	4,647,357
Nippon Building Fund, Inc.#	18	233,922
Nippon Electric Glass Co., Ltd.	13,000	188,654
Nippon Express Co., Ltd.#	31,879	169,551
Nippon Kayaku Co., Ltd.	6,000	47,813
Nippon Light Metal Co., Ltd.#	20,000	44,136
Nippon Meat Packers, Inc.	7,000	75,753
Nippon Mining Holdings, Inc.	35,500	323,318
Nippon Oil Corp.	50,000	423,353
Nippon Paper Group, Inc.#	36	121,519
Nippon Sheet Glass Co., Ltd.	24,067	142,280
Nippon Shokubai Co., Ltd.#	4,502	40,012
Nippon Steel Corp.#	574,389	4,035,588
Nippon Telegraph and Telephone Corp.	212	985,725
Nippon Yusen Kabushiki Kaisha#	45,000	448,680
Nishi-Nippon City Bank, Ltd.	27,000	85,330
Nishimatsu Construction Co., Ltd.#	10,571	34,445
Nissan Chemical Industries, Ltd.#	6,000	75,145
Nissan Motor Co., Ltd.#	92,600	893,252
Nisshin Seifun Group, Inc.#	7,463	68,400
Nisshin Steel Co., Ltd.#	32,000	128,549
Nisshinbo Industries, Inc.#	5,532	68,003
Nissin Food Products Co., Ltd.#	3,555	113,058
Nitori Co., Ltd.#	1,500	78,119
Nitto Denko Corp.#	6,707	312,818
NOK Corp.	4,600	89,982
Nomura Holdings, Inc.	72,300	1,279,823
Nomura Real Estate Holdings, Inc.	2,100	59,599
Nomura Real Estate Office Fund, Inc.	9	85,648
Nomura Research Institute, Ltd.	94,600	3,189,344
NSK, Ltd.	17,077	147,198
NTN Corp.	17,277	141,753
NTT Data Corp.#	51	246,783
NTT DoCoMo, Inc.	655	1,002,434
NTT Urban Development Corp.#	48	86,398
Obayashi Corp.#	24,861	128,551
Obic Co, Ltd.#	310	61,355
Odakyu Electric Railway Co., Ltd.#	25,000	152,720
OJI Paper Co., Ltd.#	34,528	172,915
Oki Electric Industry Co., Ltd.†#	26,000	46,790
OKUMA Corp.	110,000	1,643,734
Okumura Corp.#	5,977	33,451
Olympus Corp.	9,206	395,971
Omron Corp.	8,684	230,776
Onward Kashiyama Co., Ltd.	4,944	58,900
ORACLE Corp.#	1,500	65,995
Oriental Land Co., Ltd.#	1,971	111,635
ORIX Corp.	12,730	2,731,609
Osaka Gas Co., Ltd.#	83,188	308,951
Osaka Titanium Technologies Co.#	700	55,032

OSG Corp.#	3,400	42,403
Otsuka Corp.	600	60,580
Park24 Co, Ltd.#	4,300	41,410
Pioneer Corp.#	6,511	79,374
Promise Co., Ltd.#	3,050	84,139
QP Corp.	6,300	58,744
Rakuten, Inc.#	270	100,156
Resona Holdings, Inc.#	232	492,457
Ricoh Co., Ltd.	28,000	620,314
Rinnai Corp.#	1,600	49,797
Rohm Co., Ltd.	4,208	375,040
Round One Corp.	14	33,025
Ryohin Keikaku Co., Ltd.#	900	58,256
Sanken Electric Co., Ltd.#	4,000	27,743
Sankyo Co., Ltd.	2,100	86,773
Santen Pharmaceutical Co., Ltd.	3,200	79,322
Sanwa Shutter Corp.	8,000	47,468
Sanyo Electric Co., Ltd.†#	66,000	102,703
Sapporo Hokuyo Holdings, Inc.	12	128,654
Sapporo Holdings, Ltd.#	10,000	57,481
SBI E*Trade Securities Co., Ltd.#	59	53,002
SBI Holdings, Inc.	381	102,191
Secom Co., Ltd.	8,459	410,895
Sega Sammy Holdings, Inc.	8,100	123,984
Seiko Epson Corp.#	5,200	136,481
Seino Holdings Corp.#	5,893	58,435
Sekisui Chemical Co., Ltd.	17,925	132,967
Sekisui House, Ltd.	21,000	272,796
Seven & I Holdings Co., Ltd.#	33,500	900,042
Sharp Corp.#	41,330	720,395
Shimachu Co., Ltd.#	1,797	49,077
Shimamura Co., Ltd.#	900	83,605
Shimano, Inc.#	2,840	91,252
Shimizu Corp.#	23,559	150,171
Shin-Etsu Chemical Co., Ltd.	16,626	1,205,071
Shinko Electric Industries#	2,800	63,207
Shinko Securities Co., Ltd.#	21,000	100,319
Shinsei Bank, Ltd.	57,000	190,549
Shionogi & Co., Ltd.	11,507	168,586
Shiseido Co., Ltd.	13,000	271,157
Showa Denko K.K.#	45,798	167,136
Showa Shell Sekiyu K.K.	8,300	101,104
SMC Corp.	2,400	319,684
Softbank Corp.#	30,000	577,548
Sojitz Corp.	41,700	176,641
Sompo Japan Insurance, Inc.	34,000	380,319
Sony Corp.	40,662	1,947,122
Stanley Electric Co., Ltd.	6,300	138,162
Sumco Corp.	59,600	3,193,730
Sumitomo Bakelite Co., Ltd.#	8,000	51,053
Sumitomo Chemical Co., Ltd.	64,000	478,709
Sumitomo Corp.	43,600	763,737
Sumitomo Electric Industries, Ltd.	30,987	496,384
Sumitomo Heavy Industries, Ltd.	23,000	260,578
Sumitomo Metal Industries, Ltd.#	491,000	2,495,358
Sumitomo Metal Mining Co., Ltd.	22,341	445,263
Sumitomo Mitsui Financial Group, Inc.#	268	2,121,677
Sumitomo Osaka Cement Co., Ltd.	15,796	39,023
Sumitomo Realty & Development Co., Ltd.	57,000	1,868,881
Sumitomo Rubber Industries, Ltd.	7,400	83,197
Suruga Bank, Ltd.	8,000	105,168
Suzuken Co., Ltd.	2,700	89,314
Suzuki Motor Corp.	63,000	1,705,221
T&D Holdings, Inc.	8,009	466,270
Taiheiyo Cement Corp.	36,000	142,602
Taisei Corp.	39,384	126,019
Taisho Pharmaceutical Co., Ltd.#	5,000	97,809
Taiyo Nippon Sanso Corp.#	11,000	97,407
Taiyo Yuden Co., Ltd.#	4,000	80,158
Takara Holdings, Inc.#	6,794	39,150
Takashimaya Co., Ltd.#	12,000	128,838
Takeda Pharmaceutical Co., Ltd.	59,400	4,090,939
Takefuji Corp.#	4,600	123,632
TDK Corp.	5,100	435,814
Teijin, Ltd.#	33,277	166,632
Terumo Corp.	56,800	2,671,571
The 77 Bank, Ltd.	14,000	94,554
The Bank of Yokohama, Ltd.#	368,000	2,620,031
The Chiba Bank, Ltd.	291,000	2,347,606
The Hachijuni Bank, Ltd.	16,000	123,957
The Hiroshima Bank, Ltd.#	20,000	114,114
The Joyo Bank, Ltd.	26,723	146,822
The Kansai Electric Power Co., Inc.	31,700	741,304
The Shizuoka Bank, Ltd.	24,163	252,998
The Sumitomo Trust & Banking Co., Ltd.	52,000	430,027
THK Co., Ltd.#	5,300	108,625
TIS, Inc.	1,468	31,831
Tobu Railway Co., Ltd.#	32,624	146,934
Toda Corp.#	7,683	41,774
Toho Co., Ltd.#	4,700	99,606
Toho Titanium Co., Ltd.#	1,100	38,648
Tohoku Electric Power Co., Inc.	18,016	430,438
Tokai Rika Co., Ltd.	2,200	59,222
Tokuyama Corp.#	9,000	122,571
Tokyo Broadcasting System, Inc.	1,500	44,825
Tokyo Electric Power Co., Inc.	49,600	1,302,296
Tokyo Electron, Ltd.	6,900	494,180
Tokyo Gas Co., Ltd.	92,077	457,313
Tokyo Seimitsu Co., Ltd.#	1,500	45,062
Tokyo Steel Manufacturing Co., Ltd.#	4,500	59,737
Tokyo Tatemono Co., Ltd.	11,000	145,678
Tokyu Corp.#	44,426	277,423
Tokyu Land Corp.	17,000	157,078
TonenGeneral Sekiyu K.K.#	11,000	109,084
Toppan Printing Co., Ltd.#	23,477	235,828
Toray Industries, Inc.#	53,992	413,320
Toshiba Corp.#	543,618	4,911,660
Toshiba Machine Co., Ltd.#	35,000	261,228
Tosoh Corp.	18,718	115,080
Toto, Ltd.#	10,771	85,960
Toyo Seikan Kaisha, Ltd.	6,826	129,711
Toyo Suisan Kaisha, Ltd.	3,000	52,484
Toyo Tanso Co., Ltd.#	32,000	3,072,858
Toyobo Co., Ltd.#	26,876	62,520

Toyoda Gosei Co., Ltd.	2,600	84,127
Toyota Boshoku Corp#	62,600	1,911,247
Toyota Industries Corp.	7,200	305,814
Toyota Motor Corp.	195,049	11,314,590
Toyota Tsusho Corp.#	68,700	1,703,003
Trend Micro, Inc.	4,000	164,464
Ube Industreis, Ltd.	38,463	120,760
Uni-Charm Corp.#	1,600	92,358
UNY Co., Ltd.#	8,295	72,334
Ushio, Inc.	4,800	93,810
USS Co, Ltd.	1,130	76,028
Wacoal Corp.#	3,000	37,804
West Japan Railway Co.	70	337,957
Yahoo! Japan Corp.#	622	230,767
Yakult Honsha Co., Ltd.#	56,358	1,303,242
Yamada Denki Co., Ltd.#	17,570	1,764,568
Yamaha Corp.#	7,251	153,438
Yamaha Motor Co., Ltd.	7,700	203,254
Yamaichi Securities Co., Ltd. ADR†#(1)(6)(7)	6,000	0
Yamato Transport Co., Ltd.	14,923	220,067
Yamazaki Baking Co., Ltd.#	4,513	33,847
Yaskawa Electric Corp.#	9,000	110,188
Yokogawa Electric Corp.	9,000	111,936
Zeon Corp.	6,000	61,076

		209,862,790

Luxembourg - 0.1%

Acergy SA#	14,734	388,718
Oriflame Cosmetics SA SDR	3,056	167,634
Stolt-Nielsen SA#	2,698	86,205

		642,557

Netherlands - 3.8%

ABN Amro Holding NV	136,225	6,359,700
Aegon NV	109,668	2,005,102
Akzo Nobel NV	20,411	1,608,955
ArcelorMittal Steel Co. NV#	68,144	4,499,709
ASML Holding NV†	34,608	1,028,983
Corio NV	3,029	236,401
Corporate Express NV#	10,932	123,112
European Aeronautic Defense and Space Co.#	24,575	731,413
Fugro NV	4,358	303,307
Hagemeyer NV#	44,282	188,324
Heineken NV#	18,394	1,171,431
ING Groep NV#	141,079	5,686,496
James Hardie Industries NV#	35,087	232,653
Koninklijke Ahold NV†	94,789	1,270,704
Koninklijke DSM DV#	10,992	562,304
Koninklijke KPN NV#	144,793	2,262,437
Koninklijke Philips Electronics NV	85,809	3,389,710
Oce NV#	5,894	127,086
Qiagen NV†	13,431	230,827
Randstad Holding NV	3,925	220,000
Reed Elsevier NV	53,835	972,081
Royal Numico NV#	12,872	947,038
SBM Offshore NV	10,585	397,202
STMicroelectronics NV#	51,251	894,273
TNT NV	30,155	1,275,548
Unilever NV#	128,744	3,937,873
Vedior NV	12,960	294,807
Wereldhave NV	1,560	187,103
Wolters Kluwer NV	22,022	642,625

		41,787,204

New Zealand - 0.1%

Auckland International Airport, Ltd.#	73,282	156,179
Contact Energy, Ltd.#	21,589	138,779
Fisher & Paykel Appliances Holdings, Ltd.#	20,204	52,321
Fisher & Paykel Healthcare Corp.#	38,303	90,866
Fletcher Building, Ltd.	37,344	308,718
Kiwi Income Property Trust#	53,082	54,047
Sky City Entertainment Group, Ltd.#	33,742	108,755
Sky Network Television, Ltd.#	14,549	57,078
Telecom Corp. of New Zealand, Ltd.#	150,558	454,083
Vector, Ltd.#	18,728	33,537

		1,454,363

Norway - 0.8%

Aker Kvaerner ASA#	12,410	313,208
DNB NOR ASA	55,244	757,440
DNO ASA†#	57,600	102,825
Marine Harvest†#	196,900	232,608
Norsk Hydro ASA	53,135	1,961,343
Norske Skogindustrier ASA	12,076	147,421
Ocean RIG ASA†#	13,000	82,448
Orkla ASA	62,585	1,021,257
Petroleum Geo-Services ASA†#	12,884	301,031
Renewable Energy Corp. AS†	12,950	490,760
Schibsted ASA#	3,541	160,169
Statoil ASA#	48,838	1,408,079
Storebrand ASA	16,797	259,239
Tandberg ASA	8,542	186,772
Telenor ASA†	62,997	1,162,323
TGS Nopec Geophysical Co. ASA†#	8,080	138,321
Tomra Systems ASA#	10,958	75,663
Yara International ASA	13,636	362,810

		9,163,717

Portugal - 0.3%

Banco BPI SA	17,081	150,728
Banco Comercial Portugues SA	162,650	761,382
Banco Espirito Santo SA	16,880	365,666
Brisa-Auto Estradas de Portugal SA	22,486	289,118
Cimpor Cimentos de Portugal SGPS SA	15,073	141,846
Energias de Portugal SA	150,901	829,329
Jeronimo Martins SGPS SA†	14,137	80,826
Portugal Telecom SGPS SA	59,304	814,225
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	8,237	134,737
Sonae Industria SGPS SA†	4,725	61,314
Sonae SGPS SA	60,005	160,531

		3,789,702

Singapore - 1.0%

Allgreen Properties, Ltd.#	54,816	61,331
Ascendas Real Estate Investment Trust#	74,000	113,858
CapitaCommercial Trust	72,000	119,331
CapitaLand, Ltd.#	116,000	561,815
CapitaMall Trust	76,000	169,072
Chartered Semiconductor Manufacturing, Ltd.†#	77,000	54,638
City Developments, Ltd.	38,000	370,394
ComfortDelGro Corp., Ltd.#	140,000	179,604
Cosco Corp. Singapore, Ltd.#	59,000	194,643
DBS Group Holdings, Ltd.#	86,000	1,125,059
Fraser and Neave, Ltd.	61,730	201,490
Haw Par Corp., Ltd.	7,429	38,922
Jardine Cycle & Carriage, Ltd.	10,059	103,250
Keppel Corp., Ltd.	84,000	702,889
Keppel Land, Ltd.#	27,706	140,325
Neptune Orient Lines, Ltd.#	34,000	110,682
Olam International, Ltd.#	46,000	90,771
Overseas-Chinese Banking Corp., Ltd.	188,000	1,051,980
Parkway Holdings, Ltd.#	46,000	119,865
SembCorp Industries, Ltd.#	67,360	250,073
SembCorp Marine, Ltd.	61,600	170,734
Singapore Airlines, Ltd.	42,739	531,793
Singapore Exchange, Ltd.#	59,000	376,006
Singapore Land, Ltd.	8,488	55,324
Singapore Petroleum Co., Ltd.#	12,943	50,012
Singapore Post, Ltd.	108,000	88,021
Singapore Press Holdings, Ltd.#	112,250	320,245
Singapore Technologies Engineering, Ltd.	100,000	244,221
Singapore Telecommunications, Ltd.	596,860	1,429,270
SMRT Corp, Ltd.	52,000	59,421
Suntec Real Estate Investment Trust#	75,000	87,314
United Overseas Bank, Ltd.#	92,000	1,256,903
United Overseas Land, Ltd.	38,700	126,860
Venture Corp., Ltd.	18,000	185,596
Want Want Holdings, Ltd.(1)	32,000	74,880
Wing Tai Holdings, Ltd.#	35,000	79,707

		10,896,299

Spain - 3.8%

Abertis Infraestructuras SA#	17,997	547,077
Acciona SA#	2,147	539,483
Acerinox SA#	11,685	294,451
Actividades de Construccion y Servicios SA	15,893	874,611
Altadis SA	19,229	1,277,474
Antena 3 de Television SA†#	6,335	118,713
Banco Bilbao Vizcaya Argentaria SA#	266,678	6,149,067
Banco Popular Espanol SA#	63,863	1,166,797
Banco Santander Central Hispano SA#	469,578	8,589,727
Cintra Concesiones de Infraestructuras de Transporte SA#	15,477	243,811
Ebro Puleva SA#	6,341	139,805
Endesa SA#	47,697	2,592,545
Fomento de Construcciones y Contratas SA	3,430	299,256
Gamesa Corp. Tecnologica SA#	12,785	510,762
Gas Natural SDG, SA#	8,401	448,175
Gestevision Telecinco SA#	7,399	196,857
Grupo Ferrovial SA#	4,739	416,691
Iberdrola SA	53,499	2,972,997
Iberdrola SA (London)†	16,805	934,246
Iberia Lineas Aereas de Espana SA	35,741	162,904
Indra Sistemas SA#	8,624	226,093
Industria de Diseno Textil SA#	16,381	963,243
Mapfre SA#	42,647	188,567
Promotora de Informaciones SA#	5,744	123,132
Repsol YPF SA#	59,579	2,154,266
Sacyr Vallehermoso SA#	6,410	254,575
Sociedad General de Aguas de Barcelona SA, Class A#	4,499	163,678
Sogecable SA†#	3,616	137,055
Telefonica SA	334,885	8,340,874
Union Fenosa SA#	8,005	437,942
Zardoya Otis SA#	8,649	273,076
Zeltia SA#	12,140	121,302

		41,859,252

Sweden - 2.4%

Alfa Laval AB	7,126	429,887
Assa Abloy AB, Class B	23,652	489,764
Atlas Copco AB, Class A	50,606	840,838
Atlas Copco AB, Class B	31,526	500,407
Axfood AB	2,219	79,257
Billerud AB#	3,192	44,565
Boliden AB	21,750	458,297
Castellum AB#	11,716	145,539
D Carnegie AB#	5,273	85,615
Electrolux AB, Class B	19,213	431,382
Elekta AB, Class B#	6,339	96,992
Eniro AB	13,691	166,199
Fabege AB#	10,600	119,430
Getinge AB, Class B	12,582	275,208
Hennes & Mauritz AB, Class B#	35,663	2,012,975
Hoganas AB#	1,831	52,483
Holmen AB#	4,069	155,654
Husqvarna AB, Class B	21,213	270,763
Kungsleden AB	10,200	125,279
Lundin Petroleum AB†#	17,687	170,982
Modern Times Group AB, Class B#	3,890	223,143
Nobia AB	11,150	124,544
Nordea Bank AB	156,026	2,379,836
OMX AB	6,437	222,105
Sandvik AB#	71,100	1,452,533
SAS AB†#	5,481	104,580
Scania AB, Class B	27,124	629,817
Securitas AB, Class B	23,704	313,163
Securitas Direct AB, Class B†#	23,704	67,031
Securitas Systems AB, Class B	23,704	83,270
Skandinaviska Enskilda Banken AB, Class A#	34,927	1,056,134
Skanska AB, Class B#	28,332	574,480
SKF AB, Class B	30,577	625,536
Ssab Svenskt Stal AB, Class A	14,211	482,669
Ssab Svenskt Stal AB, Class B	6,335	198,616

Svenska Cellulosa AB, Class B#	42,209	731,593
Svenska Handelsbanken, Class A	37,060	1,031,160
Swedish Match AB	20,218	392,665
Tele2 AB, Class B	22,814	418,361
Telefonaktiebolaget LM Ericsson, Class B	1,113,157	4,146,722
TeliaSonera AB#	169,044	1,319,372
Trelleborg AB#	6,081	147,018
Volvo AB, Class A	35,665	619,130
Volvo AB Class B	81,745	1,412,412
Wihlborgs Fastigheter AB	2,130	38,751

		25,746,157

Switzerland - 6.2%

ABB, Ltd.	157,698	3,887,123
Adecco SA#	9,894	646,458
Ciba Specialty Chemicals AG	5,316	291,272
Clariant AG†	17,279	230,659
Compagnie Financiere Richemont SA	39,193	2,431,660
Credit Suisse Group	82,142	5,380,711
Geberit AG	2,968	437,279
Givaudan SA	492	444,904
Holcim, Ltd.	15,067	1,631,997
Kudelski SA#	2,660	83,213
Kuehne & Nagel International AG	4,054	380,389
Kuoni Reisen Holding	215	108,639
Logitech International SA†	12,342	334,656
Lonza Group AG#	3,409	334,401
Nestle SA	30,090	13,143,393
Nobel Biocare Holding AG	1,780	486,096
Novartis AG	174,168	9,176,510
OC Oerlikon Corp AG†#	477	154,008
PSP Swiss Property AG†	3,343	180,277
Rieter Holding AG	335	178,760
Roche Holding AG	52,753	9,180,149
Schindler Holding AG#	3,824	234,526
SGS SA	353	422,726
Sonova Holding AG	3,488	309,278
Straumann AG#	582	159,792
Sulzer AG	218	289,592
Swatch Group AG	3,941	222,020
Swatch Group AG, Class B	2,431	729,234
Swiss Life Holding†	2,536	602,891
Swiss Reinsurance	26,710	2,252,870
Swisscom AG	1,704	599,438
Syngenta AG	7,812	1,463,313
UBS AG	150,155	7,846,433
Zurich Financial Services AG	10,904	3,127,205

		67,381,872

United Kingdom - 21.1%

3i Group PLC	29,434	627,206
Aegis Group PLC	64,835	172,310
Aggreko PLC	19,232	208,766
AMEC PLC	22,338	294,563
American Physicians Capital, Inc.	115,277	3,827,043
Anglo American PLC	100,980	5,812,255
ARM Holdings PLC	99,881	297,206
Arriva PLC	14,887	228,055
AstraZeneca PLC	112,332	5,544,170
Aviva PLC	194,848	2,788,577
BAE Systems PLC	253,153	2,363,991
Balfour Beatty PLC	32,370	310,118
Barclays PLC	491,370	6,086,907
Barratt Developments PLC	22,103	414,542
BBA Aviation PLC	30,925	150,914
Bellway PLC	8,604	222,105
Berkeley Group Holdings PLC†	6,348	206,985
BG Group PLC	254,917	4,074,776
BHP Billiton PLC	173,425	5,121,440
Biffa PLC	26,257	133,965
Bovis Homes Group PLC	9,052	140,673
BP PLC	1,436,884	16,119,360
British Airways PLC†	43,232	371,526
British Energy Group PLC	77,080	722,051
British Land Co. PLC	39,156	1,023,179
British Sky Broadcasting Group PLC	85,536	1,166,077
Brixton PLC	20,281	162,154
BT Group PLC	614,789	3,914,229
Bunzl PLC	25,267	352,248
Burberry Group PLC	32,845	407,115
Cable & Wireless PLC	179,205	619,284
Cadbury Schweppes PLC	157,853	1,876,626
Capita Group PLC	46,493	705,170
Carnival PLC	12,839	570,038
Carphone Warehouse PLC#	30,317	209,252
Cattles PLC	27,219	200,723
Centrica PLC	275,549	2,145,372
Charter PLC†	12,516	281,985
Close Brothers Group PLC	9,938	154,721
Cobham PLC	85,097	346,162
Compass Group PLC	149,517	982,223
Cookson Group PLC	14,527	225,636
CSR PLC†#	9,857	129,654
Daily Mail & General Trust	22,200	303,949
Davis Service Group PLC	12,834	153,312
De La Rue Ord PLC	11,265	169,532
Diageo PLC	199,832	4,264,699
DSG International PLC	138,472	433,946
Electrocomponents PLC	32,664	167,601
Emap PLC	16,196	296,279
Enterprise Inns PLC	40,434	527,032
Experian Group, Ltd.	76,753	811,357
First Choice Holidays PLC†	37,827	226,441
FirstGroup PLC	32,645	430,718
FKI PLC	44,126	94,261
Friends Provident PLC	137,163	495,700
G4S PLC	86,517	347,138
Galiform PLC†	45,168	119,196
GKN PLC	52,879	392,606
GlaxoSmithKline PLC	429,297	11,203,937
Great Portland Estates PLC	13,569	177,285
Hammerson PLC	21,808	585,091
Hays PLC	109,151	351,438
HBOS PLC	281,383	4,997,934
Home Retail Group	65,873	550,664
HSBC Holdings PLC	879,309	15,920,014

ICAP PLC	38,849	383,043
IMI PLC	24,951	285,046
Imperial Chemical Industries PLC	89,744	1,148,477
Imperial Tobacco Group PLC	50,868	2,300,843
Inchcape PLC	33,253	317,467
Intercontinental Hotels Group PLC	22,457	470,373
International Power PLC	112,613	920,030
Intertek Group PLC	11,795	233,890
Invensys PLC†	59,783	413,207
Invesco PLC	59,975	730,080
Investec PLC	29,600	323,443
ITV PLC	291,979	647,234
J Sainsbury PLC	117,358	1,311,929
Johnson Matthey PLC	16,288	528,010
Kelda Group PLC	20,690	364,448
Kesa Electricals PLC	39,722	248,193
Kingfisher PLC	175,813	739,411
Ladbrokes PLC	47,251	416,238
Land Securities Group PLC	35,320	1,292,808
Legal & General Group PLC	490,565	1,437,931
Liberty International PLC	19,053	461,278
Lloyds TSB Group PLC	423,437	4,660,676
LogicaCMG PLC	115,523	381,363
London Stock Exchange Group PLC#	11,362	313,536
Man Group PLC	135,670	1,354,791
Marks & Spencer Group PLC	127,694	1,611,817
Meggitt PLC	49,149	316,465
Michael Page International PLC	24,890	241,654
Misys PLC	37,744	176,565
Mitchells & Butlers PLC	30,212	435,254
Mondi PLC	27,879	275,153
National Express Group PLC	9,856	250,184
National Grid PLC	202,567	3,036,450
Next PLC	16,781	654,876
Old Mutual PLC	392,354	1,265,896
Pearson PLC	60,565	906,246
Persimmon PLC	21,558	506,476
Premier Farnell PLC	27,343	100,658
Prudential PLC	184,696	2,624,301
Punch Taverns PLC	19,960	443,364
Rank Group PLC	29,277	99,421
Reckitt Benckiser PLC	45,783	2,494,116
Reed Elsevier PLC	96,055	1,158,456
Rentokil Initial PLC	136,198	477,292
Resolution PLC	51,472	642,826
Reuters Group PLC	94,497	1,217,989
Rexam PLC	48,176	508,352
Rio Tinto PLC	75,184	5,182,216
Rolls-Royce Group PLC†	135,642	1,399,949
Royal & Sun Alliance Insurance Group PLC	238,403	681,596
Royal Bank of Scotland Group PLC	710,178	8,244,643
Royal Dutch Shell PLC, Class A (London)	88,234	3,417,331
Royal Dutch Shell PLC, Class A (Amsterdam)#	187,354	7,263,781
Royal Dutch Shell PLC, Class B	207,191	8,065,588
RT Group PLC†(1)(6)(7)	10,000	1,008
SABMiller PLC	67,706	1,865,224
Sage Group PLC	97,733	467,046
Schroders PLC	8,480	226,704
Scottish & Newcastle PLC	60,222	752,444
Scottish and Southern Energy PLC	64,715	1,852,893
Segro PLC	32,692	361,387
Serco Group PLC	35,925	307,024
Severn Trent PLC	17,586	484,937
Signet Group PLC	127,950	244,384
Smith & Nephew PLC	70,032	826,495
Smiths Group PLC	28,878	575,482
SSL International PLC	14,296	127,372
Stagecoach Group PLC	39,824	178,419
Standard Life PLC	158,131	959,058
Tate & Lyle PLC	36,772	419,263
Taylor Woodrow PLC	86,028	602,936
Tesco PLC	595,360	5,126,326
Thomas Cook Group PLC†	36,723	212,246
Tomkins PLC	65,846	317,974
Travis Perkins PLC	8,721	314,549
Trinity Mirror PLC	21,995	208,630
Tullett Prebon PLC	13,542	114,427
Unilever PLC	98,367	3,101,910
United Business Media PLC	19,052	291,640
United Utilities PLC	66,044	922,825
Vodafone Group PLC	3,969,554	12,840,059
Whitbread PLC	14,800	491,689
William Hill PLC	26,493	329,252
Wolseley PLC	49,567	1,042,720
WPP Group PLC	87,220	1,242,353
Xstrata PLC	47,423	2,769,417
Yell Group PLC	58,501	532,652

		230,224,887

United States - 0.0%

Synthes, Inc.	4,455	509,668

Total Common Stock (cost $774,286,466)		1,004,393,289

EXCHANGE TRADED FUNDS - 3.5%
Japan - 1.0%

Nomura TOPIX Exchange Traded Fund	800,000	11,203,955

United States - 2.5%

iShares MSCI EAFE Index Fund#	346,700	27,215,950

Total Exchange Traded Funds (cost $37,174,400)		38,419,905

PREFERRED STOCK - 0.4%
Germany - 0.4%

Henkel KGaA#	13,338	687,500
Porsche AG	658	1,176,334
ProSiebenSat.1Media AG	6,159	211,506
RWE AG	2,929	298,878
Volkswagen AG#	7,902	989,084

		3,363,302

Italy - 0.0%

Unipol SpA	67,458	214,446

Japan - 0.0%

Ito En, Ltd.†	660	1,159

Total Preferred Stock (cost $1,903,409)		3,578,907

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%
Transco Holdings PLC Bonds 4.19% due 12/14/22	GBP	5,000	14,719
Transco Holdings PLC Bonds 6.90% due 12/14/09	GBP	5,000	10,169
Transco Holdings PLC Bonds 7.00% due 12/16/24	GBP	5,000	11,296

Total Foreign Corporate Bonds & Notes (cost $22,535)			36,184

RIGHTS - 0.0%
Bermuda - 0.0%

Shangri-La Asia, Ltd.†		9,111	748

Greece - 0.0%
EFG Eurobank Ergasias SA†		19,879	17,800
Piraeus Bank SA†		17,935	26,631

			44,431

Japan - 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†		14,000	7,817

Total Rights (cost $0)			52,996

Total Long-Term Investment Securities (cost $813,386,810)			1,046,481,281

SHORT-TERM INVESTMENT SECURITIES - 22.4%
United States - 22.4%

Securities Lending Quality Trust(3)		241,517,165	241,517,165

Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 09/04/07		$115,000	115,000

United States Treasury Bills
2.91% due 10/11/07@		1,610,000	1,604,812
4.94% due 09/06/07@		800,000	799,453
3.77% due 10/11/07@		470,000	468,042
4.76% due 09/06/07@		20,000	19,987
4.74% due 09/06/07@		15,000	14,990
4.77% due 09/06/07@		10,000	9,993
4.80% due 09/20/07@		25,000	24,937
4.81% due 09/06/07@		10,000	9,994
4.87% due 09/06/07@		10,000	9,993

			2,962,201

Total Short-Term Investment Securities (cost $244,594,366)			244,594,366

REPURCHASE AGREEMENT - 2.7%

Agreement with State Street Bank & Trust Co. bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $29,915,540 and collateralized by Federal Home Loan Bank Notes, bearing interest at 6.00% due 05/15/08 and having an approximate value of $30,801,089 (cost $29,900,000)		29,900,000	29,900,000

TOTAL INVESTMENTS - (cost $1,087,881,176) (4)		120.9%	1,320,975,647
Liabilities in excess of other assets		(20.9)	(228,010,403)

NET ASSETS -		100.0%	$1,092,965,244

#	The security or a portion thereof is out on loan.
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security; see Note 1
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	A substantial number of the Portfolios holdings were valued using fair value procedures at August 31, 2007. At August 31, 2007, the aggregate value of these securities was $1,010,512,342 representing 92.4% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(6)	Illiquid security
(7)	To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC
Common Stock	04/02/01	10,000	$42,797	$1,008	$0.10	0.00%
Yamaichi Securities Co., Ltd.
Common Stock	08/04/93	6,000	478,650	0	0.00	0.00%

				$1,008		0.00%

ADR	- American Depository Receipt
SDR	- Swedish Depository Receipt
VVPR	- Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)
45 Long	CAC 40 10 Euro Index	Sep 2007	$3,428,210	$3,480,352	$52,142
75 Long	OMXS 30 Index	Sep 2007	1,291,141	1,324,352	33,211
11 Long	Amsterdam Index	Sep 2007	1,549,155	1,569,548	20,393
13 Long	MSCI Singapore Index	Sep 2007	709,075	716,241	7,166
8 Long	Hang Seng Index	Sep 2007	1,217,094	1,223,815	6,721
9 Long	DAX Index	Sep 2007	2,375,700	2,346,868	(28,832)
8 Long	IBEX 35 Index	Sep 2007	1,611,739	1,580,985	(30,754)
6 Long	S&P/MIB Index	Sep 2007	1,705,363	1,646,064	(59,299)
36 Long	SPI 200 Index	Sep 2007	4,652,081	4,583,991	(68,090)
71 Long	DJ Stoxx 50 Index	Sep 2007	3,768,498	3,644,038	(124,460)
49 Long	FTSE 100 Index	Sep 2007	6,507,079	6,242,108	(264,971)
500 Long	MSCI Pan Euro Index	Sep 2007	17,615,270	17,135,424	(479,846)

					$(936,619)

See Notes to Portfolio of Investments

Industry Allocation*
Collective Investment Pool	22.1%
Banks-Commercial	15.1
Oil Companies-Integrated	5.9
Medical-Drugs	5.1
Electric-Integrated	3.5
Telephone-Integrated	3.4
Auto-Cars/Light Trucks	3.0
Insurance-Multi-line	2.9
Repurchase Agreements	2.7
Food-Misc.	2.5
Index Fund	2.5
Diversified Minerals	2.1
Steel-Producers	2.0
Chemicals-Diversified	1.8
Finance-Investment Banker/Broker	1.6
Food-Retail	1.4
Cellular Telecom	1.3
Real Estate Operations & Development	1.3
Wireless Equipment	1.3
Import/Export	1.2
Diversified Manufacturing Operations	1.1
Tobacco	1.1
Electronic Components-Misc.	1.0
Index Fund-Mid Cap	1.0
Insurance-Life/Health	1.0
Electric Products-Misc.	0.9
Metal-Diversified	0.9
Auto/Truck Parts & Equipment-Original	0.8
Brewery	0.7
Engineering/R&D Services	0.7
Insurance-Property/Casualty	0.7
Machinery-General Industrial	0.7
Multimedia	0.7
Photo Equipment & Supplies	0.7
Building Products-Cement	0.6
Diversified Operations	0.6
Enterprise Software/Service	0.6
Finance-Other Services	0.6
Gas-Distribution	0.6
Machinery-Construction & Mining	0.6
Telecom Services	0.6
Airlines	0.5
Beverages-Wine/Spirits	0.5
Building & Construction Products-Misc.	0.5
Building-Heavy Construction	0.5
Electronic Components-Semiconductors	0.5
Insurance-Reinsurance	0.5
Medical Products	0.5
Real Estate Management/Services	0.5
Semiconductor Equipment	0.5
Transport-Marine	0.5
Aerospace/Defense	0.4
Machinery-Electrical	0.4
Office Automation & Equipment	0.4
Retail-Apparel/Shoe	0.4
Retail-Major Department Stores	0.4
Toys	0.4
Transport-Rail	0.4
Transport-Services	0.4
Water	0.4
Audio/Video Products	0.3
Cosmetics & Toiletries	0.3
Distribution/Wholesale	0.3
Electric-Distribution	0.3
Finance-Leasing Companies	0.3
Machinery-Material Handling	0.3
Miscellaneous Manufacturing	0.3
Oil Companies-Exploration & Production	0.3
Paper & Related Products	0.3
Property Trust	0.3
Public Thoroughfares	0.3
Publishing-Books	0.3
Retail-Jewelry	0.3
Rubber-Tires	0.3
Soap & Cleaning Preparation	0.3
Telecommunication Equipment	0.3
Television	0.3
U.S. Government Treasuries	0.3
Advertising Services	0.2
Agricultural Chemicals	0.2
Building-Residential/Commerical	0.2
Diversified Financial Services	0.2
Diversified Operations/Commerical Services	0.2
Food-Catering	0.2
Gambling (Non-Hotel)	0.2
Hotels/Motels	0.2
Human Resources	0.2
Industrial Gases	0.2
Machine Tools & Related Products	0.2
Metal Processors & Fabrication	0.2
Oil Refining & Marketing	0.2
Oil-Field Services	0.2
Power Converter/Supply Equipment	0.2
Retail-Consumer Electronics	0.2
Retail-Misc./Diversified	0.2
Aerospace/Defense-Equipment	0.1
Apparel Manufacturers	0.1
Appliances	0.1
Applications Software	0.1
Athletic Footwear	0.1
Auto-Heavy Duty Trucks	0.1
Banks-Mortgage	0.1
Banks-Special Purpose	0.1
Building & Construction-Misc.	0.1
Building Products-Air & Heating	0.1
Building Products-Doors & Windows	0.1
Chemicals-Specialty	0.1
Circuit Boards	0.1
Commercial Services	0.1
Commercial Services-Finance	0.1
Computer Services	0.1
Computers-Integrated Systems	0.1
Computers-Memory Devices	0.1
Containers-Metal/Glass	0.1
Cruise Lines	0.1
Dialysis Centers	0.1
Electric-Generation	0.1
Electronic Security Devices	0.1
Energy-Alternate Sources	0.1
Food-Dairy Products	0.1
Internet Application Software	0.1
Investment Companies	0.1
Investment Management/Advisor Services	0.1
Medical-Biomedical/Gene	0.1
Metal-Aluminum	0.1
Mining	0.1
Oil & Gas Drilling	0.1
Optical Supplies	0.1
Printing-Commercial	0.1
Publishing-Periodicals	0.1
Retail-Building Products	0.1
Retail-Pubs	0.1
Retail-Restaurants	0.1
Shipbuilding	0.1
Specified Purpose Acquisitions	0.1
Steel Pipe & Tube	0.1
Steel-Specialty	0.1
Textile-Products	0.1
Transport-Truck	0.1
Venture Capital	0.1
Wire & Cable Products	0.1

120.9%

*	Calculated as a percentage of Net Assets

VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description		Principal Amount(4)	Value (Note 1)
CORPORATE BONDS & NOTES - 4.5%
United States - 4.5%

American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY	50,000,000	$435,977
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*		500,000	489,084
CIT Group, Inc. Senior Notes 4.25% due 03/17/15	EUR	400,000	427,935
Citigroup, Inc. Sub. Notes 3.63% due 11/30/17	EUR	350,000	443,760
General Electric Capital Corp. Sub. Notes 4.13% due 09/19/35	EUR	600,000	629,897
Goldman Sachs Group, Inc. Senior Notes 5.35% due 01/15/16		400,000	382,187
Morgan Stanley Senior Notes 6.25% due 08/09/26		600,000	582,402
Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	200,000,000	1,764,819
Procter & Gamble Co. Senior Notes 4.88% due 05/11/27	EUR	300,000	387,323
Walt Disney Co. Notes 5.70% due 07/15/11		400,000	408,185

Total Corporate Bonds & Notes (cost $6,173,576)			5,951,569

FOREIGN CORPORATE BONDS & NOTES - 7.5%
France - 2.1%

Dexia Municipal Agency Sec. Notes 3.25% due 07/12/08	EUR	1,565,000	2,109,540
France Telecom SA Senior Notes 4.75% due 02/21/17	EUR	500,000	654,833

			2,764,373

Germany - 0.3%

IKB Deutsche Industriebank AG Senior Notes 4.71% due 05/23/08(1)	EUR	300,000	407,495

Luxembourg - 0.7%

Coca Cola Enterprises, Inc. Company Guar. Notes 3.13% due 12/15/08	EUR	350,000	466,809
Mobile Telesystems Finance SA Company Guaranteed Senior Notes 8.38% due 10/14/10		500,000	509,765

			976,574

Netherlands - 1.3%

ASML Holdings NV Senior Bonds 5.75% due 06/13/17	EUR	300,000	386,280
Cemex Finance Europe BV Company Guar. 4.75% due 03/05/14	EUR	300,000	389,199
Metro Finance BV Notes 4.75% due 05/29/12	EUR	300,000	405,210
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*		550,000	544,267

			1,724,956

Singapore - 0.7%

PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*		860,000	884,866

United Kingdom - 2.4%

BAE Systems PLC Bonds 11.88% due 12/29/08	GBP	320,000	692,178
BMW (UK) Capital PLC Notes 6.38% due 06/28/10	GBP	150,000	305,175
British Telecom PLC Notes 5.25% due 06/23/14	EUR	300,000	408,397
British Telecom PLC Notes 6.38% due 06/23/37	GBP	150,000	301,754
Glaxosmithkline Capital PLC Senior Notes 5.25% due 04/10/42	GBP	250,000	472,458
Marks & Spencer PLC Senior Notes 5.88% due 05/29/12	GBP	300,000	587,455
Vodafone Group PLC Senior Notes 5.38% due 06/06/22	EUR	300,000	392,704

			3,160,121

Total Foreign Corporate Bonds & Notes (cost $9,726,950)			9,918,385

FOREIGN GOVERNMENT AGENCIES - 70.5%
Argentina - 3.3%

Republic of Argentina Notes 5.25% due 12/31/38(2)		2,322,134	870,800
Republic of Argentina Bonds 7.00% due 03/28/11		744,000	696,384
Republic of Argentina Bonds 7.00% due 09/12/13		940,000	805,110
Republic of Argentina Bonds 7.00% due 10/03/15		1,710,000	1,359,450

Republic of Argentina Notes 8.28% due 12/31/33		801,061	684,908

			4,416,652

Australia - 1.2%

Government of Australia Series 415, Bonds 6.25% due 04/15/15	AUD	300,000	249,450
Government of Australia Bonds 6.50% due 05/15/13	AUD	980,000	818,607
Government of Australia Bonds 7.50% due 09/15/09	AUD	670,000	561,282

			1,629,339

Austria - 2.0%

Republic of Austria Bonds 4.15% due 03/15/37*	EUR	245,000	310,121
Republic of Austria Senior Bonds 4.65% due 01/15/18	EUR	1,380,000	1,922,052
Republic of Austria Bonds 6.25% due 07/15/27	EUR	235,000	387,961

			2,620,134

Belgium - 3.5%

Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	660,000	894,523
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	1,475,000	1,948,817
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	640,000	870,087
Kingdom of Belgium Bonds 5.00% due 03/28/35	EUR	645,000	929,472

			4,642,899

Brazil - 7.9%

Federal Republic of Brazil Bonds 5.44% due 01/05/16		916,000	527,564
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,240,000	1,232,560
Federal Republic of Brazil Bonds 7.13% due 01/20/37		480,000	522,720
Federal Republic of Brazil Notes 7.88% due 03/07/15		300,000	335,700
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,750,000	1,925,000
Federal Republic of Brazil Bonds 8.25% due 01/20/34		590,000	722,750
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,020,000	1,271,940
Federal Republic of Brazil Bonds 8.88% due 10/14/19		740,000	888,000
Federal Republic of Brazil Notes 8.88% due 04/15/24		275,000	340,312
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,980,000	2,620,530

			10,387,076

Canada - 1.3%

Government of Canada Bonds 3.75% due 06/01/08	CAD	910,000	857,434
Government of Canada Bonds 5.25% due 06/01/13	CAD	820,000	809,928

			1,667,362

Colombia - 1.6%

Republic of Colombia Notes 7.38% due 01/27/17		480,000	509,760
Republic of Colombia Bonds 7.38% due 09/18/37		435,000	461,317
Republic of Colombia Bonds 8.13% due 05/21/24		260,000	293,930
Republic of Colombia Notes 8.25% due 12/22/14		490,000	543,459
Republic of Colombia Bonds 12.00% due 10/22/15	COP	600,000,000	300,690

			2,109,156

Denmark - 1.9%

Kingdom of Denmark Bonds 7.00% due 11/15/07	DKK	13,500,000	2,479,648

Ecuador - 0.4%

Republic of Ecuador Bonds 10.00% due 08/15/30(2)		560,000	492,800

Egypt - 0.4%

Arab Republic of Egypt Notes 8.75% due 07/18/12*	EGP	3,300,000	575,552

Finland - 1.2%

Republic of Finland Bonds 3.00% due 07/04/08	EUR	845,000	1,140,061
Republic of Finland Bonds 5.38% due 07/04/13	EUR	300,000	432,562

			1,572,623

France - 0.0%

Government of France Bonds 5.50% due 04/25/29	EUR	347	532

Germany - 5.9%

Federal Republic of Germany Bonds 3.25% due 06/13/08	EUR	975,000	1,319,347
Federal Republic of Germany Bonds 3.50% due 09/12/08	EUR	415,000	561,727
Federal Republic of Germany Bonds 3.50% due 04/08/11	EUR	987,000	1,317,609
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	300,000	394,065
Federal Republic of Germany Bonds Series 03 4.25% due 01/04/14	EUR	2,715,000	3,710,342
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	295,000	482,365

			7,785,455

Greece - 1.6%

Republic of Greece Bonds 6.00% due 05/19/10	EUR	1,455,000	2,066,093

Indonesia - 1.2%

Republic of Indonesia Bonds 6.63% due 02/17/37		790,000	721,307
Republic of Indonesia Bonds 7.50% due 01/15/16		370,000	385,866
Republic of Indonesia Notes 8.50% due 10/12/35		420,000	468,822

			1,575,995

Italy - 1.5%

Republic of Italy Bonds 5.00% due 02/01/12	EUR	670,000	940,188
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	1,075,494

			2,015,682

Japan - 12.6%

Government of Japan Bonds 0.80% due 03/20/13	JPY	350,000,000	2,952,396
Government of Japan Bonds 1.10% due 03/20/11	JPY	265,000,000	2,293,696
Government of Japan Bonds 1.40% due 12/20/15	JPY	441,850,000	3,791,473
Government of Japan Bonds 1.90% due 12/20/10	JPY	296,500,000	2,633,854
Government of Japan Bonds 2.00% due 03/20/25	JPY	500,700,000	4,303,058
Government of Japan Government Guar. Bonds 5.00% due 09/21/09	JPY	62,900,000	588,008

			16,562,485

Mexico - 0.6%

United Mexican States Bonds 8.00% due 09/24/22		430,000	524,600
United Mexican States Bonds 8.30% due 08/15/31		240,000	307,800

			832,400

Pakistan - 0.4%

Republic of Pakistan Bonds 6.88% due 06/01/17*		649,000	551,650

Panama - 0.4%

Republic of Panama Bonds 6.70% due 01/26/36		580,000	574,200

Peru - 1.3%

Republic of Peru Bonds 6.55% due 03/14/37		300,000	299,850
Republic of Peru Notes 7.35% due 07/21/25		905,000	997,762
Republic of Peru Bonds 8.75% due 11/21/33		280,000	355,600

			1,653,212

Philippines - 3.1%

Republic of Philippines Bonds 7.75% due 01/14/31		680,000	722,500
Republic of Philippines Notes 8.00% due 01/15/16		830,000	898,475
Republic of Philippines Notes 8.25% due 01/15/14		470,000	507,600

Republic of Philippines Notes 8.88% due 03/17/15		880,000	985,600
Republic of Philippines Senior Notes 9.50% due 02/02/30		810,000	1,022,625

			4,136,800

Poland - 0.9%

Government of Poland Bonds 4.25% due 05/24/11	PLN	1,825,000	621,139
Government of Poland Bonds 5.75% due 03/24/10	PLN	1,400,000	502,424

			1,123,563

Russia - 2.5%

Russian Federation Bonds 7.50% due 03/31/30(2)		2,537,250	2,821,422
Russian Federation Notes 12.75% due 06/24/28		250,000	440,845

			3,262,267

South Africa - 0.4%

Republic of South Africa Bonds 5.88% due 05/30/22		530,000	510,788

Spain - 1.4%

Kingdom of Spain Bonds 4.90% due 07/30/40	EUR	585,000	832,419
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	615,000	977,366

			1,809,785

Sweden - 2.9%

Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	9,900,000	1,430,903
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	16,260,000	2,400,831

			3,831,734

Turkey - 2.9%

Republic of Turkey Notes 6.88% due 03/17/36		510,000	478,762
Republic of Turkey Bonds 7.00% due 09/26/16		441,000	446,513
Republic of Turkey Notes 7.00% due 06/05/20		1,020,000	1,021,275
Republic of Turkey Notes 7.25% due 03/15/15		710,000	731,300
Republic of Turkey Notes 9.50% due 01/15/14		570,000	654,075
Republic of Turkey Senior Notes 11.88% due 01/15/30		340,000	519,350

			3,851,275

Ukrainian SSR - 1.3%

Ukrainian Soviet Socialist Republic Bonds 6.39% due 06/26/12*		480,000	477,586
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		590,000	580,412
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16		260,000	256,118
Ukrainian Soviet Socialist Republic Notes 7.65% due 06/11/13		360,000	378,864

			1,692,980

Uruguay - 1.0%

Republic of Uruguay Bonds 8.00% due 11/18/22		1,260,000	1,354,500

Venezuela - 3.9%

Republic of Venezuela Bonds 5.75% due 02/26/16		590,000	479,375
Republic of Venezuela Bonds 6.00% due 12/09/20		200,000	153,500
Republic of Venezuela Bonds 7.00% due 12/01/18		260,000	219,700
Republic of Venezuela Bonds 7.65% due 04/21/25		770,000	660,275
Republic of Venezuela Notes 8.50% due 10/08/14		360,000	346,500
Republic of Venezuela Bonds 9.25% due 09/15/27		1,990,000	1,970,100
Republic of Venezuela Bonds 9.38% due 01/13/34		1,300,000	1,287,000

			5,116,450

Total Foreign Government Agencies (cost $92,592,876)			92,901,087

FOREIGN GOVERNMENT TREASURIES - 2.0%
United Kingdom - 2.0%

Government of United Kingdom Bonds 5.75% due 12/07/09	GBP	250	509
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP	1,010,000	2,650,596

Total Foreign Government Treasuries (cost $2,550,844)			2,651,105

U.S. GOVERNMENT AGENCIES - 1.6%
United States - 1.6%

Federal National Mtg. Assoc. Senior Notes 2.13% due 10/09/07
(cost $2,224,120)			2,161,318

U.S. GOVERNMENT TREASURIES - 7.1%
United States - 7.1%

United States Treasury Bonds
4.88% due 07/31/11		1,300,000	1,329,860
5.38% due 02/15/31		1,180,000	1,264,720
6.25% due 08/15/23		900,000	1,037,320
United States Treasury Notes
3.00% due 02/15/08		1,409,000	1,401,184
4.25% due 01/15/11		300,000	300,563
4.25% due 08/15/14		240,000	238,144
4.50% due 05/15/17		1,325,000	1,319,410
4.75% due 05/15/14		950,000	971,523
4.88% due 05/31/08		1,454,000	1,457,862

Total U.S. Government Treasuries (cost $9,220,786)			9,320,586

Total Long-Term Investment Securities (cost $122,489,152)			122,904,050

Repurchase Agreement - 5.5%
REPURCHASE AGREEMENT - 5.5%

Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 19/04/07 in the amount of $7,188,736 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 02/15/09 and having on approximate value of $7,329,290 (cost $7,185,000)		7,185,000	7,185,000

TOTAL INVESTMENTS - (cost $129,674,152) (3)		98.7%	130,089,050
Other assets less liabilities		1.3	1,672,666

NET ASSETS -		100.0%	$131,761,716

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $4,413,538 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
*USD	1,002,040	AUD	1,300,000	11/02/2007	$59,971
*USD	969,102	CAD	1,030,000	11/02/2007	7,374
EUR	1,081,422	JPY	175,000,000	11/02/2007	47,983
*GBP	790,000	USD	1,600,753	11/02/2007	9,906
*USD	1,582,192	GBP	790,000	11/02/2007	8,655
*SEK	12,140,000	USD	1,817,556	11/02/2007	51,946

					185,835

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
*AUD	1,300,000	USD	1,037,010	11/02/2007	(25,001)
*CAD	1,030,000	USD	960,686	11/02/2007	(15,789)
*USD	825,999	SEK	5,500,000	11/02/2007	(26,094)

					(66,884)

Net Unrealized Appreciation (Depreciation)					$118,951

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD	Australian Dollar
COP	Colombian Peso
CAD	Canadian Dollar
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
USD	United State Dollar

See Notes to Portfolio of Investments

Industry Allocation*

Sovereign	72.5%
Repurchase Agreements	5.5
United States Treasury Notes	3.2
United States Treasury Bonds	2.8
Banks-Special Purpose	1.9
Cosmetics & Toiletries	1.6
U.S. Government Agencies	1.6
Finance-Investment Banker/Broker	1.1
U.S. Government Treasuries	1.1
Telephone-Integrated	1.0
Cellular Telecom	0.7
Transport-Marine	0.7
Aerospace/Defense	0.5
Diversified Financial Services	0.5
Retail-Major Department Stores	0.5
Diversified Manufacturing Operations	0.4
Medical-Drugs	0.4
Special Purpose Entities	0.4
Beverages-Non-alcoholic	0.3
Building & Construction Products-Misc.	0.3
Finance-Commercial	0.3
Finance-Credit Card	0.3
Food-Retail	0.3
Multimedia	0.3
Semiconductor Equipment	0.3
Auto-Cars/Light Trucks	0.2

98.7%

*	Calculated as a percentage of Net Assets

VALIC COMPANY I INTERNATIONAL GROWTH I FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(1)
COMMON STOCK - 96.5%
Australia - 3.2%

Aristocrat Leisure, Ltd.	94,000	$1,078,465
BHP Billiton, Ltd.#	239,020	7,551,294
Brambles, Ltd.	118,059	1,333,615
CSL, Ltd.#	38,130	3,067,512
National Australia Bank, Ltd.	48,650	1,590,512
QBE Insurance Group, Ltd.	168,741	4,839,067
Rio Tinto, Ltd.#	19,570	1,499,382

		20,959,847

Austria - 0.5%

Erste Bank der oesterreichischen Sparkassen AG	42,552	3,088,763

Belgium - 1.6%

InBev NV	32,413	2,662,245
KBC Groep NV	34,681	4,355,534
Umicore#	14,890	3,417,974

		10,435,753

Bermuda - 1.3%

Esprit Holdings, Ltd.	365,800	5,388,676
Li & Fung, Ltd.	789,400	2,937,304

		8,325,980

Brazil - 0.4%

All America Latina Logistica	84,800	981,121
Redecard SA†	112,800	1,724,771

		2,705,892

Canada - 2.5%

Canadian National Railway Co. (New York)	30,180	1,588,977
Canadian National Railway Co. (Toronto)	24,936	1,315,279
Canadian Natural Resources, Ltd.	19,730	1,348,777
EnCana Corp.	13,580	794,430
Manulife Financial Corp.	29,603	1,146,556
Research In Motion, Ltd.†	32,690	2,792,053
Rogers Communications, Inc.	60,640	2,755,215
Shoppers Drug Mart Corp.#	59,831	3,017,613
Suncor Energy, Inc.	20,889	1,871,306

		16,630,206

China - 0.6%

China Merchants Bank Co., Ltd.	514,500	1,956,833
Ping An Insurance Group Co. of China, Ltd.	175,500	1,836,679

		3,793,512

Czech Republic - 0.4%

CEZ AS	50,970	2,702,536

Denmark - 1.2%

Novo-Nordisk A/S	51,274	5,712,330
Vestas Wind Systems A/S†	34,080	2,313,871

		8,026,201

Finland - 1.4%

Kone Oyj, Class B	21,760	1,423,971
Metso Corp.	60,090	3,866,120
Nokia Oyj	117,050	3,854,369

		9,144,460

France - 11.0%

Accor SA#	23,460	2,020,678
Air Liquide	20,387	2,604,626
Alstom#	15,810	2,871,268
AXA SA#	217,830	8,752,265
BNP Paribas SA	22,310	2,359,885
Cap Gemini SA	24,579	1,594,126
Credit Agricole SA	83,900	3,173,671
Gaz de France	32,090	1,611,525
Groupe Danone#	44,380	3,386,684
L’Oreal SA	7,970	939,546
Legrand SA	56,070	1,994,930
LVMH Moet Henessy Louis Vuitton SA	42,580	4,764,912
Pernod Ricard SA	15,046	3,171,595
PPR#	13,560	2,347,970
Schneider Electric SA#	68,190	9,075,543
Societe Generale#	24,629	3,983,335
Societe Television Francaise (1)	29,854	874,383
Suez SA#	42,380	2,414,920
Total SA#	145,987	10,964,334
Vinci SA	27,986	1,996,112
Vivendi Universal SA	28,340	1,160,903

		72,063,211

Germany - 10.4%

Adidas AG	36,570	2,152,596
Allianz SE#	16,830	3,609,336
Arcandor AG†	21,709	598,474
BASF AG	23,240	3,076,760
Bayer AG	85,529	6,752,191
Bayerische Motoren Werke AG	27,370	1,671,134
Commerzbank AG	42,609	1,747,938
Continental AG	39,223	5,099,878
DaimlerChrysler AG	27,655	2,467,436
Deutsche Boerse AG#	39,289	4,338,898
E.ON AG	24,180	4,058,672
Fresenius Medical Care AG#	63,876	3,141,456
GEA Group AG†#	118,817	3,846,585
Hochtief AG#	23,703	2,378,902
K+S AG#	9,390	1,349,146
Linde AG	38,630	4,535,240
MAN AG	23,248	3,345,196
Merck KGaA	11,664	1,498,119
Puma AG Rudolf Dassler Sport	5,889	2,365,295
Q-Cells AG†#	24,130	2,142,453
SAP AG	48,250	2,604,682
Siemens AG	40,777	5,124,524

		67,904,911

Greece - 1.0%

National Bank of Greece SA	87,096	5,160,550
OPAP SA	35,120	1,286,203

		6,446,753

Hong Kong - 0.7%

China Mobile, Ltd.	238,000	3,229,010

Hutchison Whampoa, Ltd.	114,000	1,135,590

		4,364,600

Hungary - 0.2%

OTP Bank Nyrt.	21,014	1,059,939

India - 0.6%

HDFC Bank, Ltd.	12,470	1,105,466
Infosys Technologies, Ltd. ADR	43,855	2,092,322
Satyam Computer Services, Ltd. ADR	30,000	764,400

		3,962,188

Indonesia - 0.3%

PT Bank Central Asia	1,044,000	667,929
PT Telekomunikasi Indonesia	1,159,000	1,342,955

		2,010,884

Ireland - 1.2%

Anglo Irish Bank Corp. PLC#	32,500	610,272
Anglo Irish Bank Corp. PLC (Dublin)	204,502	3,827,231
CRH PLC (Dublin)	32,793	1,422,279
CRH, PLC (Virt-x)	6,143	264,297
Kingspan Group PLC (Ireland)	64,400	1,668,954

		7,793,033

Israel - 0.4%

Teva Pharmaceutical Industries, Ltd. ADR	61,344	2,637,792

Italy - 2.7%

Assicurazione Generali SpA	19,858	812,561
Intesa Sanpaolo SpA	196,363	1,480,155
Eni SpA	144,575	4,986,229
Fiat SpA	70,260	1,881,114
Finmeccanica SpA	55,280	1,623,000
Luxottica Group SpA#	63,260	2,160,874
Saipem SpA	129,433	4,848,874

		17,792,807

Japan - 15.4%

Aeon Credit Service Co., Ltd.	61,300	755,016
Aeon Mall Co., Ltd.#	22,500	686,230
Asahi Glass Co., Ltd.	142,000	1,779,698
Bridgestone Corp.	62,100	1,246,526
Canon, Inc.	188,400	10,778,186
Daikin Industries, Ltd.	46,300	2,082,598
Denso Corp.	25,600	899,150
East Japan Railway Co.	130	1,036,320
Fanuc, Ltd.	61,700	6,018,047
Hirose Electric Co., Ltd.	7,200	868,170
Hitachi High-Technologies Corp.	31,100	728,686
Ibiden Co., Ltd.#	64,800	5,577,875
Inpex Holdings, Inc.	177	1,623,316
Isuzu Motors, Ltd.	187,000	1,019,743
Japan Tobacco, Inc.	310	1,729,568
Kao Corp.	175,000	4,976,630
Keyence Corp.	5,800	1,287,831
Komatsu, Ltd.	90,200	2,788,476
Kuraray Co., Ltd.	57,000	749,980
Makita Corp.	25,000	971,494
Marubeni Corp.	281,000	2,299,419
Mitsubishi Electric Corp.	124,000	1,472,329
Mizuho Financial Group, Inc.	206	1,296,661
Murata Manufacturing Co., Ltd.	7,100	498,681
NGK Insulators, Ltd.	62,000	2,063,745
Nintendo Co., Ltd.	15,100	7,017,509
Nippon Yusen Kabushiki Kaisha#	194,000	1,934,309
Nitori Co., Ltd.#	28,000	1,458,215
Nomura Holdings, Inc.	133,900	2,370,239
Omron Corp.	47,900	1,272,935
ORIX Corp.	15,100	3,240,165
Ricoh Co., Ltd.	99,000	2,193,253
Sharp Corp.#	122,000	2,126,499
Sumitomo Heavy Industries, Ltd.#	211,000	2,390,520
Sumitomo Metal Industries, Ltd.	480,000	2,439,454
Sumitomo Mitsui Financial Group, Inc.	170	1,345,840
Sumitomo Realty & Development Co., Ltd.	81,000	2,655,778
Suzuki Motor Corp.	43,900	1,188,241
Terumo Corp.	21,600	1,015,949
The Shizuoka Bank, Ltd.	93,000	973,753
Tokyo Gas Co., Ltd.	238,000	1,182,058
Tokyo Tatemono Co., Ltd.	145,000	1,920,304
Toyota Motor Corp.	157,050	9,110,307

		101,069,703

Mexico - 1.1%

America Movil SAB de CV, Series L ADR#	87,879	5,313,164
Desarrolladora Homex SAB de CV ADR†	10,600	584,060
Grupo Televisa SA ADR	30,394	792,068
Urbi, Desarrollos Urbanos, SA de CV†	164,700	617,868

		7,307,160

Netherlands - 2.4%

ASML Holding NV†	60,490	1,798,520
Heineken Holding NV#	31,610	1,741,455
Heineken NV	110,380	7,029,603
Koninklijke Bam Groep NV	40,090	1,087,933
Royal Numico NV#	15,586	1,146,717
TPG NV	61,600	2,605,662

		15,409,890

Norway - 1.2%

Aker Kvaerner ASA	79,595	2,008,844
Petroleum Geo-Services ASA†	63,520	1,484,125
Statoil ASA#	74,990	2,162,084
Telenor ASA†	80,456	1,484,450
Yara International ASA	27,540	732,751

		7,872,254

Singapore - 1.6%

Keppel Corp., Ltd.	710,000	5,941,084
Overseas-Chinese Banking Corp., Ltd.	142,000	794,581
Singapore Telecommunications, Ltd.	847,950	2,030,543
United Overseas Bank, Ltd.	114,000	1,557,466

		10,323,674

South Africa - 0.2%

Standard Bank Group, Ltd.	103,931	1,520,974

South Korea - 1.0%

Hana Financial Group, Inc.	30,530	1,446,114
Hyundai Heavy Industries Co., Ltd.	3,612	1,440,091
Samsung Electronics Co., Ltd.	1,720	1,089,364
Samsung Electronics Co., Ltd. GDR*	8,259	2,630,668

		6,606,237

Spain - 1.8%

Banco Bilbao Vizcaya Argentaria SA#	203,830	4,699,917
Banco Santander Central Hispano SA	73,425	1,343,122
Industria de Diseno Textil SA#	96,219	5,657,915

		11,700,954

Sweden - 1.6%

Assa Abloy AB, Class B	83,139	1,721,566
Atlas Copco AB, Class A	80,200	1,332,554
Swedbank AB, Class A	66,270	2,172,360
Swedish Match AB	69,646	1,352,632
Telefonaktiebolaget LM Ericsson, Class B	1,086,290	4,046,637

		10,625,749

Switzerland - 12.0%

ABB, Ltd.	177,080	4,364,873
Actelion Ltd.†	32,796	1,822,431
Adecco SA#	37,030	2,419,481
Compagnie Financiere Richemont SA#	84,430	5,238,309
Credit Suisse Group	83,268	5,454,469
Givaudan SA	2,870	2,595,276
Holcim, Ltd.	36,970	4,004,443
Julius Baer Holding AG	98,454	6,533,919
Nestle SA	34,928	15,256,644
Novartis AG	42,926	2,261,672
Roche Holding AG	76,475	13,308,284
Swiss Reinsurance	34,981	2,950,492
Syngenta AG	26,185	4,904,871
UBS AG	147,323	7,698,445

		78,813,609

Taiwan - 1.5%

Hon Hai Precision Industry Co., Ltd.	739,920	5,527,733
MediaTek, Inc.	139,755	2,387,312
Taiwan Semiconductor Manufacturing Co., Ltd.	395,014	754,154
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,490	1,155,581

		9,824,780

Turkey - 0.2%

Akbank TAS	242,692	1,544,797

United Kingdom - 14.8%

Aggreko PLC	80,260	871,233
American Physicians Capital, Inc.	39,200	1,301,388
Anglo American PLC	39,895	2,296,295
Aviva PLC	104,742	1,499,021
Barclays PLC	173,802	2,152,994
BG Group PLC	316,566	5,060,217
BHP Billiton PLC	42,670	1,260,094
British Sky Broadcasting Group PLC	83,590	1,139,548
BT Group PLC	203,840	1,297,805
Burberry Group PLC	349,053	4,326,523
Capita Group PLC	280,446	4,253,587
Carphone Warehouse PLC#	120,423	831,176
Diageo PLC	159,470	3,403,317
easyJet PLC†	73,950	863,134
Enterprise Inns PLC	59,407	774,334
GlaxoSmithKline PLC	253,399	6,613,292
HSBC Holdings PLC	304,575	5,514,373
Imperial Tobacco Group PLC	50,988	2,306,270
Informa PLC	119,725	1,383,527
International Power PLC	545,723	4,458,468
Ladbrokes PLC	200,498	1,766,205
Man Group PLC	236,696	2,363,630
Next PLC	28,480	1,111,428
Reckitt Benckiser PLC	184,894	10,072,451
Royal Bank of Scotland Group PLC	171,325	1,988,957
Royal Dutch Shell PLC, Class A	76,130	2,948,539
Shire PLC	77,423	2,022,002
Smiths Group PLC	115,734	2,306,352
Tesco PLC	901,031	7,758,295
Vodafone Group PLC	1,136,800	3,677,133
William Hill PLC	252,790	3,141,650
WPP Group PLC	414,755	5,907,729

		96,670,967

United States - 0.1%

Synthes, Inc.	8,220	940,397

Total Common Stock (cost $508,355,466)		632,080,413

EXCHANGE TRADED FUNDS - 0.1%
United States - 0.1%

iShares MSCI Japan Index Fund# (cost $859,434)	59,325	834,703

PREFERRED STOCK - 1.5%
Brazil - 0.5%

Banco Itau Holding Financeira SA	24,500	1,073,904
Cia de Bebidas das Americas ADR	19,039	1,332,159
Petroleo Brasileiro SA ADR	16,317	868,554

		3,274,617

Germany - 1.0%

Henkel KGaA	65,562	3,379,357
Porsche AG	1,646	2,942,623

		6,321,980

Total Preferred Stock (cost $6,166,073)		9,596,597

Total Long-Term Investment Securities (cost $515,380,973)		642,511,713

SHORT-TERM INVESTMENT SECURITIES - 11.3%
Collective Investment Pool - 10.0%

Securities Lending Quality Trust(2)	65,873,322	65,873,322

Time Deposits - 1.3%

Euro Time Deposit with State Street & Trust Co. 4.05% due 09/04/07	$8,084,000	8,084,000
Euro Time Deposit with State Street & Trust Co. 1.80% due 09/04/07	304,000	304,000

		8,388,000

Total Short-Term Investment Securities (cost $74,261,322)		74,261,322

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $1,173,610 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 08/15/08 and having approximate value of $1,197,391 (cost $1,173,000)	1,173,000	1,173,000

TOTAL INVESTMENTS (cost $590,815,295) (3)	109.6%	717,946,035
Liabilities in excess of other assets	(9.6)	(62,932,663)

NET ASSETS -	100.0%	$655,013,372

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $2,630,668 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Fund’s holdings were valued using the fair value procedures at August 31, 2007. At August 31, 2007, the aggregate value of these securities was $603,969,240 representing 92.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

Industry Allocation*

Banks-Commercial	10.8%
Collective Investment Pool	10.0
Medical-Drugs	5.5
Oil Companies-Integrated	4.5
Auto-Cars/Light Trucks	3.2
Food-Misc.	3.0
Electronic Components-Misc.	2.4
Finance-Investment Banker/Broker	2.4
Insurance-Multi-line	2.4
Soap & Cleaning Preparation	2.0
Brewery	1.9
Cellular Telecom	1.9
Machinery-General Industrial	1.9
Office Automation & Equipment	1.9
Diversified Minerals	1.8
Diversified Operations	1.8
Chemicals-Diversified	1.7
Electric-Integrated	1.7
Distribution/Wholesale	1.4
Engineering/R&D Services	1.4
Machinery-Electrical	1.4
Time Deposits	1.3
Diversified Manufacturing Operations	1.2
Food-Retail	1.2
Wireless Equipment	1.2
Finance-Other Services	1.1
Retail-Apparel/Shoe	1.1
Tobacco	1.1
Toys	1.1
Beverages-Wine/Spirits	1.0
Electronic Components-Semiconductors	1.0
Gambling (Non-Hotel)	1.0
Human Resources	1.0
Rubber-Tires	1.0
Advertising Services	0.9
Chemicals-Specialty	0.9
Circuit Boards	0.9
Cosmetics & Toiletries	0.9
Oil-Field Services	0.9
Agricultural Chemicals	0.8
Building Products-Cement	0.8
Electric Products-Misc.	0.8
Real Estate Operations & Development	0.8
Retail-Jewelry	0.8
Apparel Manufacturers	0.7
Athletic Footwear	0.7
Insurance-Property/Casualty	0.7
Telecom Services	0.7
Transport-Rail	0.7
Building & Construction-Misc.	0.6
Building-Heavy Construction	0.6
Machinery-Construction & Mining	0.6
Miscellaneous Manufacturing	0.6
Dialysis Centers	0.5
Finance-Leasing Companies	0.5
Gas-Distribution	0.5
Insurance-Reinsurance	0.5
Oil Companies-Exploration & Production	0.5
Retail-Drug Store	0.5
Retail-Major Department Stores	0.5
Applications Software	0.4
Cable TV	0.4
Computers	0.4
Electric-Generation	0.4
Enterprise Software/Service	0.4
Finance-Credit Card	0.4
Industrial Gases	0.4
Medical-Generic Drugs	0.4
Multimedia	0.4
Steel-Producers	0.4
Transport-Services	0.4
Aerospace/Defense	0.3
Building & Construction Products-Misc.	0.3
Building Products-Air & Heating	0.3
Building Products-Doors & Windows	0.3
Commercial Services	0.3
Energy-Alternate Sources	0.3
Hotels/Motels	0.3
Import/Export	0.3
Medical Products	0.3
Metal Processors & Fabrication	0.3
Optical Supplies	0.3
Power Converter/Supply Equipment	0.3
Semiconductor Equipment	0.3
Semiconductors Components-Intergrated Circuits	0.3
Television	0.3
Transport-Marine	0.3
Casino Services	0.2
Computer Services	0.2
Diversified Financial Services	0.2
Diversified Operations/Commerical Services	0.2
Electronic Measurement Instruments	0.2
Insurance-Life/Health	0.2
Metal-Diversified	0.2
Repurchase Agreements	0.2
Retail-Home Furnishings	0.2
Shipbuilding	0.2
Telephone-Integrated	0.2
Airlines	0.1
Auto/Truck Parts & Equipment-Original	0.1
Broadcast Services/Program	0.1
Building-Residential/Commerical	0.1
Electronic Connectors	0.1
Index Fund	0.1
Real Estate Management/Services	0.1
Retail-Pubs	0.1
Textile-Products	0.1
Tools-Hand Held	0.1

109.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC COMPANY I LARGE CAP CORE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Advertising Agency - 1.5%

Omnicom Group, Inc.	23,052	$1,174,038

Aerospace/Defense - 1.2%

Lockheed Martin Corp.	9,542	945,994

Aerospace/Defense-Equipment - 0.6%

United Technologies Corp.	6,639	495,468

Applications Software - 1.7%

Microsoft Corp.	46,763	1,343,501

Banks-Fiduciary - 0.8%

State Street Corp.	9,674	593,597

Banks-Super Regional - 4.7%

Bank of America Corp.	44,047	2,232,302
Wells Fargo & Co.	38,628	1,411,467

		3,643,769

Beverages-Non-alcoholic - 0.9%

PepsiCo, Inc.	9,786	665,742

Beverages-Wine/Spirits - 1.4%

Diageo PLC(1)	41,114	877,431
Diageo PLC ADR	2,695	230,207

		1,107,638

Computers - 2.2%

Dell, Inc.†	61,660	1,741,895

Consulting Services - 0.5%

Accenture Ltd., Class A	10,007	412,388

Consumer Products-Misc. - 1.1%

Clorox Co.	13,757	822,669

Cosmetics & Toiletries - 2.9%

Procter & Gamble Co.	34,555	2,256,787

Data Processing/Management - 1.0%

Automatic Data Processing, Inc.	17,623	806,076

Diversified Manufacturing Operations - 4.2%

General Electric Co.	84,312	3,277,207

E-Commerce/Products - 3.1%

Amazon.com, Inc.†#	30,412	2,430,223

E-Commerce/Services - 1.9%

eBay, Inc.†	43,491	1,483,043

Electric-Integrated - 0.8%

Exelon Corp.#	8,792	621,331

Electronic Components-Semiconductors - 4.1%

Altera Corp.#	42,788	1,018,782
Intel Corp.	53,878	1,387,359
Texas Instruments, Inc.	24,046	823,335

		3,229,476

Enterprise Software/Service - 2.5%

Oracle Corp.†	94,549	1,917,454

Finance-Credit Card - 1.1%

American Express Co.	14,059	824,139

Finance-Investment Banker/Broker - 6.7%

Citigroup, Inc.	59,019	2,766,811
JPMorgan Chase & Co.	26,610	1,184,677
Merrill Lynch & Co., Inc.	7,193	530,124
The Goldman Sachs Group, Inc.	4,238	745,930

		5,227,542

Food-Misc. - 1.1%

McCormick & Co., Inc.#	25,027	896,968

Food-Retail - 1.9%

Whole Foods Market, Inc.#	33,233	1,470,893

Footwear & Related Apparel - 1.0%

Timberland Co., Class A†#	40,623	816,116

Industrial Gases - 1.1%

Air Products & Chemicals, Inc.	9,467	852,125

Insurance Broker - 1.3%

Marsh & McLennan Cos., Inc.#	37,531	1,000,201

Insurance-Life/Health - 0.9%

Prudential Financial, Inc.#	8,161	732,695

Insurance-Multi-line - 1.0%

Hartford Financial Services Group, Inc.	8,364	743,643

Investment Companies - 1.0%

Apollo Global Mgmt LLC Class A	33,592	818,973

Investment Management/Advisor Services - 2.1%

Legg Mason, Inc.	13,732	1,192,212
T. Rowe Price Group, Inc.	9,117	467,885

		1,660,097

Medical Instruments - 1.0%

Medtronic, Inc.	15,485	818,227

Medical Products - 3.0%

Baxter International, Inc.	20,255	1,109,164
Johnson & Johnson	13,359	825,453
Zimmer Holdings, Inc.†	5,165	404,574

		2,339,191

Medical-Biomedical/Gene - 2.9%

Amgen, Inc.†	23,784	1,191,816
Biogen Idec, Inc.†	17,477	1,115,382

		2,307,198

Medical-Drugs - 5.4%

Abbott Laboratories	16,433	853,037
Bristol-Myers Squibb Co.	28,001	816,229
Novartis AG ADR	14,823	780,431
Pfizer, Inc.	50,392	1,251,737
Wyeth	11,202	518,653

		4,220,087

Medical-HMO - 1.0%

WellPoint, Inc.†	9,904	798,163

Networking Products - 3.0%

Cisco Systems, Inc.†	73,094	2,333,160

Oil Companies-Exploration & Production - 1.0%

Apache Corp.	9,820	759,872

Oil Companies-Integrated - 7.0%

BP PLC ADR#	11,207	754,904
Chevron Corp.	7,020	616,075
ConocoPhillips	11,688	957,130
Exxon Mobil Corp.	37,189	3,188,213

		5,516,322

Oil-Field Services - 1.6%

Schlumberger, Ltd.#	12,907	1,245,525

Retail-Consumer Electronics - 1.0%

Best Buy Co., Inc.#	18,604	817,646

Retail-Drug Store - 1.7%

CVS Caremark Corp.	35,578	1,345,560

School - 2.1%

Apollo Group, Inc.†#	27,352	1,604,742

Telephone-Integrated - 2.6%

AT&T, Inc.	19,045	759,324
Sprint Nextel Corp.	38,996	737,804
Verizon Communications, Inc.	13,579	568,689

		2,065,817

Tobacco - 1.6%

Altria Group, Inc.	18,513	1,284,987

Transport-Services - 1.6%

Expeditors International of Washington, Inc.#	10,356	457,424
United Parcel Service, Inc. Class B#	9,965	755,945

		1,213,369

Unassigned - 1.0%

Apollo Global Mgmt LLC Class A	33,592	818,973

Web Portals/ISP - 2.0%

Google, Inc., Class A†	3,091	1,592,638

Wireless Equipment - 4.0%

Qualcomm, Inc.	79,429	3,168,423

Total Long-Term Investment Securities (cost $68,452,063)		77,442,615

SHORT-TERM INVESTMENT SECURITIES - 15.9%
Collective Investment Pool - 14.7%

Securities Lending Quality Trust(2)	11,525,458	11,525,458

Time Deposit - 1.2%

Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 09/04/07	$983,000	983,000

Total Short-Term Investment Securities (cost $12,508,458)		12,508,458

TOTAL INVESTMENTS (cost $80,960,521) (3)	114.7%	89,951,073
Liabilities in excess of other assets	(14.7)	(11,545,420)

NET ASSETS	100.0%	$78,405,653

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Fair valued security; see Note 1
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I LARGE CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.3%
Aerospace/Defense - 6.0%

Boeing Co.	105,695	$10,220,707
General Dynamics Corp.	47,214	3,709,132
Lockheed Martin Corp.	95,388	9,456,766
Raytheon Co.	129,495	7,943,223
Spirit Aerosystems Holdings, Inc., Class A†	47,900	1,712,425

		33,042,253

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	60,500	4,515,115

Agricultural Chemicals - 1.1%

Monsanto Co.	44,600	3,110,404
Syngenta AG	15,873	2,973,268

		6,083,672

Apparel Manufacturer - 0.5%

Coach, Inc.†	57,000	2,538,210

Applications Software - 2.7%

Microsoft Corp.	515,129	14,799,656

Athletic Footwear - 0.8%

NIKE, Inc., Class B	76,527	4,311,531

Banks-Fiduciary - 0.5%

The Bank of New York Mellon Corp.	65,471	2,646,993

Beverages-Non-alcoholic - 2.0%

PepsiCo, Inc.	167,188	11,373,800

Beverages-Wine/Spirits - 0.8%

Diageo PLC	214,964	4,587,637

Building-Heavy Construction - 0.5%

Chicago Bridge & Iron Co. NV	80,657	3,012,539

Cable TV - 0.6%

Comcast Corp., Class A†	128,400	3,349,956

Cellular Telecom - 3.1%

America Movil SAB de CV, Series L ADR	141,377	8,547,654
China Mobile, Ltd.	396,000	5,372,639
NII Holdings, Inc.†	39,300	3,111,774

		17,032,067

Coal - 0.5%

Peabody Energy Corp.	62,100	2,639,871

Commercial Services - 0.5%

AerCap Holdings NV†	103,900	2,643,216

Computer Aided Design - 0.6%

Autodesk, Inc.†	69,678	3,227,485

Computers - 8.4%

Apple, Inc.†	94,774	13,124,304
Dell, Inc.†	171,013	4,831,117
Hewlett-Packard Co.	343,379	16,945,754
International Business Machines Corp.#	83,818	9,780,722
Research In Motion, Ltd.†	20,600	1,759,446

		46,441,343

Computers-Memory Devices - 0.7%

EMC Corp.†	112,000	2,201,920
Network Appliance, Inc.†	57,800	1,610,308

		3,812,228

Consulting Services - 1.6%

Accenture Ltd., Class A	210,396	8,670,419

Cosmetics & Toiletries - 1.6%

Procter & Gamble Co.	136,300	8,901,753

Diagnostic Kits - 0.3%

Inverness Medical Innovations, Inc.†#	41,100	1,978,554

Distribution/Wholesale - 0.3%

WESCO International, Inc.†#	30,300	1,441,977

Diversified Manufacturing Operations - 4.2%

3M Co.	29,800	2,711,502
Danaher Corp.	55,000	4,271,300
Dover Corp.	62,800	3,102,320
General Electric Co.	232,000	9,017,840
Honeywell International, Inc.	71,884	4,036,287

		23,139,249

E-Commerce/Services - 1.6%

eBay, Inc.†	181,900	6,202,790
Expedia, Inc.†#	96,000	2,865,600

		9,068,390

Electric Products-Misc. - 1.4%

AMETEK, Inc.	105,517	4,219,625
Emerson Electric Co.	75,300	3,707,019

		7,926,644

Electronic Components-Semiconductors - 2.4%
Broadcom Corp., Class A†	64,700	2,232,150
Intel Corp.	214,700	5,528,525
MEMC Electronic Materials, Inc.†	37,000	2,272,540
Texas Instruments, Inc.	95,900	3,283,616

		13,316,831

Electronic Measurement Instruments - 0.6%

Agilent Technologies, Inc.†	89,200	3,246,880

Electronic Parts Distribution - 0.4%

Avnet, Inc.†	57,000	2,240,670

Electronics-Military - 0.5%

L-3 Communications Holdings, Inc.	29,600	2,915,896

Engineering/R&D Services - 2.5%

ABB, Ltd.	267,782	6,600,601
Fluor Corp.#	21,200	2,695,580
McDermott International, Inc.†	46,154	4,430,322

		13,726,503

Enterprise Software/Service - 1.9%

BMC Software, Inc.†	95,115	2,912,421
Oracle Corp.†	389,252	7,894,031

		10,806,452

Entertainment Software - 0.5%

Electronic Arts, Inc.†	49,500	2,620,530

Finance-Consumer Loans - 0.4%

SLM Corp.	50,100	2,519,028

Finance-Credit Card - 0.7%

American Express Co.	71,400	4,185,468

Finance-Investment Banker/Broker - 3.0%

Citigroup, Inc.	29,700	1,392,336
Merrill Lynch & Co., Inc.	17,800	1,311,860
TD Ameritrade Holding Corp.†#	210,300	3,816,945

The Goldman Sachs Group, Inc.	57,283	10,082,381

		16,603,522

Finance-Other Services - 0.6%

CME Group, Inc.	3,600	1,997,280
Nymex Holdings, Inc.#	10,500	1,354,710

		3,351,990

Health Care Cost Containment - 1.0%

McKesson Corp.	92,923	5,316,125

Human Resources - 0.4%

Manpower, Inc.	28,473	2,000,513

Independent Power Producer - 0.4%

NRG Energy, Inc.†#	54,000	2,056,860

Instruments-Scientific - 0.8%

Thermo Fisher Scientific, Inc.†	84,200	4,566,166

Insurance-Life/Health - 1.1%

Prudential Financial, Inc.	65,904	5,916,861

Insurance-Property/Casualty - 1.0%

Chubb Corp.	40,419	2,066,624
OneBeacon Insurance Group, Ltd.#	70,100	1,494,532
The Travelers Cos., Inc.	40,919	2,068,046

		5,629,202

Internet Security - 0.4%

McAfee, Inc.†	62,919	2,249,354

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	47,000	2,867,470

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	18,000	1,363,860

Machinery-General Industrial - 0.5%

IDEX Corp.#	70,441	2,709,865

Medical Instruments - 0.7%

Medtronic, Inc.	70,100	3,704,084

Medical Products - 2.4%

Baxter International, Inc.	100,628	5,510,389
Johnson & Johnson	94,100	5,814,439
Zimmer Holdings, Inc.†	26,888	2,106,137

		13,430,965

Medical-Biomedical/Gene - 1.6%

Amgen, Inc.†	27,200	1,362,992
Celgene Corp.†#	34,600	2,221,666
Genentech, Inc.†	35,500	2,655,755
Genzyme Corp.†	43,000	2,683,630

		8,924,043

Medical-Drugs - 3.8%

Abbott Laboratories	33,900	1,759,749
Allergan, Inc.	21,500	1,290,215
Merck & Co., Inc.	83,165	4,172,388
Novartis AG ADR	46,500	2,448,225
Roche Holding AG	11,596	2,017,952
Schering-Plough Corp.#	203,255	6,101,715
Shire PLC	127,204	3,322,097

		21,112,341

Medical-Generic Drugs - 0.5%

Barr Pharmaceuticals, Inc.†	51,700	2,630,496

Medical-HMO - 3.3%

Coventry Health Care, Inc.†	48,665	2,791,911
UnitedHealth Group, Inc.	198,025	9,903,230
WellPoint, Inc.†	70,726	5,699,809

		18,394,950

Medical-Wholesale Drug Distribution - 0.7%

AmerisourceBergen Corp.	81,197	3,885,276

Metal-Diversified - 1.0%

Freeport-McMoRan Copper & Gold, Inc.	31,912	2,789,747
Rio Tinto PLC ADR#	10,535	2,895,018

		5,684,765

Multimedia - 0.3%

News Corp., Class A	96,262	1,947,380

Networking Products - 4.3%

Cisco Systems, Inc.†	667,383	21,302,865
Juniper Networks, Inc.†	79,000	2,600,680

		23,903,545

Oil Companies-Integrated - 2.8%

Exxon Mobil Corp.	81,771	7,010,228
Marathon Oil Corp.	92,072	4,961,760
Occidental Petroleum Corp.	60,851	3,449,643

		15,421,631

Oil Field Machinery & Equipment - 0.4%

National-Oilwell Varco, Inc.†	17,000	2,176,000

Oil-Field Services - 1.7%

Halliburton Co.	82,700	2,860,593
Schlumberger, Ltd.	66,300	6,397,950

		9,258,543

Pharmacy Services - 1.4%

Express Scripts, Inc.†	63,284	3,464,799
Medco Health Solutions, Inc.†	50,323	4,300,100

		7,764,899

Radio - 0.2%

XM Satellite Radio Holdings, Inc., Class A†#	98,300	1,225,801

Rental Auto/Equipment - 0.3%

RSC Holdings, Inc.†	92,800	1,722,368

Retail-Apparel/Shoe - 0.3%

American Eagle Outfitters, Inc.	58,400	1,508,472

Retail-Auto Parts - 0.4%

AutoZone, Inc.†#	19,500	2,365,155

Retail-Building Products - 0.5%

Home Depot, Inc.	73,100	2,800,461

Retail-Consumer Electronics - 0.5%

Best Buy Co., Inc.#	68,800	3,023,760

Retail-Discount - 1.5%

Family Dollar Stores, Inc.#	97,788	2,863,233
Target Corp.	45,300	2,986,629
Wal-Mart Stores, Inc.	59,300	2,587,259

		8,437,121

Retail-Drug Store - 1.1%

CVS Caremark Corp.	157,978	5,974,728

Retail-Office Supplies - 0.5%

Staples, Inc.	110,900	2,633,875

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.†	33,100	1,962,830

Retail-Restaurants - 0.5%

Starbucks Corp.†	93,200	2,567,660

School - 0.4%

Apollo Group, Inc., Class A†	34,000	1,994,780

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	101,284	2,163,426
KLA-Tencor Corp.#	35,442	2,036,852

		4,200,278

Telecom Equipment-Fiber Optics - 0.6%

Corning, Inc.	138,700	3,241,419

Therapeutics - 0.5%

Gilead Sciences, Inc.†	84,000	3,055,080

Tobacco - 0.4%

UST, Inc.#	40,348	1,988,349

Web Portals/ISP - 2.6%

Google, Inc., Class A†	20,591	10,609,513
Yahoo!, Inc.†	178,400	4,055,032

		14,664,545

Wireless Equipment - 1.7%

Nokia Oyj ADR	147,856	4,861,505
QUALCOMM, Inc.	116,700	4,655,163

		9,516,668

X-Ray Equipment - 0.4%

Hologic, Inc.†	40,000	2,126,000

Total Long-Term Investment Securities (cost $474,488,197)		550,642,872

SHORT-TERM INVESTMENT SECURITIES - 5.7%
Collective Investment Pool - 5.7%

Securities Lending Quality Trust(2)
(cost $31,664,059)	31,664,059	31,664,059

REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $2,673,000)	$2,673,000	2,673,000

TOTAL INVESTMENTS (cost $508,825,256)(4)	105.5%	584,979,931
Liabilities in excess of other assets	(5.5)	(30,704,977)

NET ASSETS	100.00%	$554,274,954

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Fair valued security; see Note 1
(2)	The security is purchased with the cash collateral received from securities loaned
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.2%
Aerospace/Defense-Equipment - 0.6%

Alliant Techsystems, Inc.#	82,100	$8,645,951
DRS Technologies, Inc.#	100,900	5,295,232
Sequa Corp., Class A#	17,300	2,839,795

		16,780,978

Airlines - 0.3%

AirTran Holdings, Inc.#	227,700	2,393,127
Alaska Air Group, Inc.#	100,700	2,499,374
JetBlue Airways Corp.#	444,300	4,229,736

		9,122,237

Apparel Manufacturers - 0.5%

Hanesbrands, Inc.#	239,900	7,187,404
Phillips-Van Heusen	138,200	8,047,386

		15,234,790

Auction House/Art Dealer - 0.2%

Sotheby’s#	143,100	6,193,368

Auto-Heavy Duty Trucks - 0.4%

Oshkosh Truck Corp., Class B#	184,200	10,663,338

Auto/Truck Parts & Equipment-Original - 0.8%

ArvinMeritor, Inc.#	177,700	3,100,865
BorgWarner, Inc.#	144,300	12,193,350
Lear Corp.#	190,800	5,577,084
Modine Manufacturing Co.#	81,800	2,294,490

		23,165,789

Banks-Commercial - 2.5%

Associated Banc-Corp.	317,400	8,953,854
Bank of Hawaii Corp.	123,300	6,338,853
Cathay General Bancorp#	127,300	4,138,523
City National Corp.	102,000	7,281,780
Colonial BancGroup, Inc.	380,800	8,080,576
Cullen/Frost Bankers, Inc.	149,300	7,700,894
First Community Bancorp#	64,600	3,505,196
FirstMerit Corp.#	200,200	3,867,864
Greater Bay Bancorp	127,200	3,580,680
SVB Financial Group#	85,800	4,269,408
TCF Financial Corp.#	279,200	7,055,384
Webster Financial Corp.	140,500	5,965,630
Westamerica Bancorp.#	74,800	3,631,540

		74,370,182

Banks-Fiduciary - 0.2%

Wilmington Trust Corp.	171,100	6,861,110

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.	140,500	14,883,165

Beverages-Non-alcoholic - 0.4%

Hansen Natural Corp.#	150,100	6,740,991
PepsiAmericas, Inc.	150,000	4,440,000

		11,180,991

Building & Construction-Misc. - 0.1%

Dycom Industries, Inc.#	101,200	2,988,436

Building Products-Cement - 0.8%

Florida Rock Industries, Inc.	123,100	7,694,981
Martin Marietta Materials, Inc.#	106,100	14,323,500

		22,018,481

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	84,500	4,600,180

Building-Maintance & Services - 0.1%

Rollins, Inc.#	73,500	1,952,160

Building-MobileHome/Manufactured Housing - 0.1%

Thor Industries, Inc.#	87,400	3,844,726

Building-Residential/Commerical - 0.8%

Beazer Homes USA, Inc.#	97,500	1,030,575
Hovnanian Enterprises, Inc., Class A#	91,000	1,080,170
M.D.C. Holdings, Inc.#	87,600	3,897,324
NVR, Inc.#	11,900	6,658,050
Ryland Group, Inc.#	104,600	2,995,744
Toll Brothers, Inc.#	316,100	6,751,896

		22,413,759

Capacitors - 0.0%

KEMET Corp.#	208,400	1,437,960

Casino Hotel - 0.1%

Boyd Gaming Corp.	106,500	4,350,525

Casino Services - 0.2%

Scientific Games Corp., Class A#	168,100	5,865,009

Chemicals-Diversified - 1.3%

FMC Corp.	95,200	8,568,000
Lyondell Chemical Co.#	535,000	24,802,600
Olin Corp.#	183,500	3,934,240

		37,304,840

Chemicals-Specialty - 1.6%

Albemarle Corp.	197,800	8,004,966
Cabot Corp.	168,400	6,793,256
Chemtura Corp.	600,200	5,527,842
Cytec Industries, Inc.	104,900	6,965,360
Ferro Corp.#	107,400	2,101,818
Lubrizol Corp.	172,200	10,948,476
Minerals Technologies, Inc.#	47,500	3,130,725
Sensient Technologies Corp.	117,000	3,169,530

		46,641,973

Coal - 0.4%

Arch Coal, Inc.#	354,900	10,466,001

Coatings/Paint - 0.5%

RPM International, Inc.	300,800	6,810,112
Valspar Corp.	249,500	6,729,015

		13,539,127

Commercial Services - 1.1%

Alliance Data Systems Corp.	164,300	12,889,335
ChoicePoint, Inc.	189,300	7,447,062
Quanta Services, Inc.#	422,200	11,935,594

		32,271,991

Commercial Services-Finance - 0.2%

Deluxe Corp.#	128,300	4,877,966

Computer Aided Design - 0.2%

Parametric Technology Corp.	285,800	5,032,938

Computer Services - 0.9%

Ceridian Corp.	356,800	12,220,400
DST Systems, Inc.#	134,800	10,306,808
SRA International, Inc.#	103,500	2,919,735

		25,446,943

Computers - 0.1%

Palm, Inc.#	257,400	3,863,574

Computers-Integrated Systems - 0.4%

Diebold, Inc.#	163,500	7,172,745
Jack Henry & Assoc., Inc.#	191,900	5,035,456

		12,208,201

Computers-Memory Devices - 0.5%

Imation Corp.#	102,600	2,984,634
Western Digital Corp.#	552,200	12,899,392

		15,884,026

Consulting Services - 0.4%

Corporate Executive Board Co.#	90,000	6,122,700
Gartner, Inc.	129,500	2,863,245
Navigant Consulting, Inc.#	107,500	1,897,375

		10,883,320

Consumer Products-Misc. - 0.5%

American Greetings Corp., Class A#	141,400	3,498,236
Blyth, Inc.	62,600	1,399,736
Scotts Miracle-Gro Co., Class A#	109,100	4,937,866
Tupperware Brands Corp.	153,000	4,710,870

		14,546,708

Containers-Paper/Plastic - 0.5%

Packaging Corp. of America	204,300	5,322,015
Sonoco Products Co.	248,800	8,961,776

		14,283,791

Cosmetics & Toiletries - 0.2%

Alberto-Culver Co.	202,500	4,691,925

Data Processing/Management - 1.8%

Acxiom Corp.	171,600	4,204,200
Broadridge Financial Solutions, Inc.	346,400	6,294,088
CSG Systems International, Inc.	107,900	2,494,648
Dun & Bradstreet Corp.	147,900	14,427,645
Fair Isaac Corp.#	142,800	5,282,172
Global Payments, Inc.	170,300	6,723,444
MoneyGram International, Inc.	207,600	4,415,652
SEI Investments Co.	315,800	8,011,846

		51,853,695

Decision Support Software - 0.1%

Wind River Systems, Inc.	187,000	1,972,850

Dental Supplies & Equipment - 0.5%

Dentsply International, Inc.	378,000	14,885,640

Diagnostic Equipment - 0.7%

Cytyc Corp.	286,700	12,253,558
Gen-Probe, Inc.	130,500	8,354,610

		20,608,168

Direct Marketing - 0.2%

Catalina Marketing Corp.	91,300	2,850,386
Harte-Hanks, Inc.	117,500	2,841,150

		5,691,536

Distribution/Wholesale - 1.4%

CDW Corp.	151,700	13,056,819
Fastenal Co.#	312,100	14,234,881
Ingram Micro, Inc., Class A	355,900	6,989,876
Tech Data Corp.#	136,800	5,333,832

		39,615,408

Diversified Manufacturing Operations - 3.1%

Carlisle Cos., Inc.	154,500	7,606,035
Crane Co.	125,000	5,598,750
Federal Signal Corp.#	118,600	1,814,580
Harsco Corp.	209,400	11,653,110
Lancaster Colony Corp.	58,101	2,362,968
Matthews International Corp., Class A#	78,600	3,390,804
Pentair, Inc.#	248,300	9,219,379
Roper Industries, Inc.	219,700	13,904,813
SPX Corp.	141,600	12,751,080
Teleflex, Inc.	97,500	7,582,575
The Brink’s Co.	120,700	6,923,352
Trinity Industries, Inc.#	199,800	7,506,486

		90,313,932

E-Marketing/Info - 0.3%

Digital River, Inc.#	100,700	4,668,452
ValueClick, Inc.#	248,400	4,977,936

		9,646,388

Electric Products-Misc. - 0.4%

AMETEK, Inc.	265,600	10,621,344

Electric-Integrated - 5.2%

Alliant Energy Corp.	289,200	10,954,896
Aquila, Inc.	932,400	3,710,952
Black Hills Corp.#	93,700	3,859,503
DPL, Inc.#	281,200	7,409,620
Energy East Corp.	393,200	10,494,508
Great Plains Energy, Inc.#	213,800	6,059,092
Hawaiian Electric Industries, Inc.#	202,400	4,244,328
IDACORP, Inc.#	108,600	3,526,242
MDU Resources Group, Inc.	452,500	12,240,125
Northeast Utilities	383,900	10,614,835
NSTAR	265,800	8,710,266
OGE Energy Corp.	228,300	7,698,276
Pepco Holdings, Inc.	479,000	13,354,520
PNM Resources, Inc.#	190,800	4,411,296
Puget Energy, Inc.	290,400	6,775,032
SCANA Corp.	290,300	11,141,714
Sierra Pacific Resources	550,600	8,435,192
Westar Energy, Inc.#	217,800	5,290,362
Wisconsin Energy Corp.	291,000	12,894,210

		151,824,969

Electronic Components-Misc. - 0.4%

Gentex Corp.#	355,100	7,116,204
Vishay Intertechnology, Inc.	460,100	6,087,123

		13,203,327

Electronic Components-Semiconductors - 2.0%

Cree, Inc.#	209,700	5,578,020
Fairchild Semiconductor International, Inc.	307,900	5,776,204
International Rectifier Corp.	180,500	6,211,005
Intersil Corp., Class A	336,300	11,205,516
Lattice Semiconductor Corp.	285,600	1,425,144
Microchip Technology, Inc.	537,700	20,712,204
Semtech Corp.#	156,400	2,790,176
Silicon Laboratories, Inc.#	136,300	5,032,196

		58,730,465

Electronic Connectors - 0.8%

Amphenol Corp., Class A	445,200	16,076,172
Thomas & Betts Corp.	125,900	6,973,601

		23,049,773

Electronic Design Automation - 0.9%

Cadence Design Systems, Inc.	692,600	15,043,272
Mentor Graphics Corp.#	212,400	2,965,104
Synopsys, Inc.	356,700	9,745,044

		27,753,420

Electronic Measurement Instruments - 0.2%

National Instruments Corp.	141,900	4,479,783

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.	305,800	12,831,368
Avnet, Inc.	323,600	12,720,716

		25,552,084

Engineering/R&D Services - 1.1%

Jacobs Engineering Group, Inc.#	294,400	19,456,896
KBR, Inc.	417,100	13,697,564

		33,154,460

Enterprise Software/Service - 0.2%

Advent Software, Inc.#	46,100	1,847,227
Sybase, Inc.	227,300	5,239,265

		7,086,492

Entertainment Software - 0.4%

Activision, Inc.	627,400	12,228,026

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	74,200	3,555,664

Filtration/Separation Products - 0.2%

Donaldson Co., Inc.#	171,700	6,555,506

Finance-Auto Loans - 0.2%

AmeriCredit Corp.#	293,500	5,080,485

Finance-Investment Banker/Broker - 1.0%

AG Edwards, Inc.	187,300	15,654,534
Jefferies Group, Inc.	265,300	6,850,046
Raymond James Financial, Inc.	231,100	7,577,769

		30,082,349

Finance-Mortgage Loan/Banker - 0.1%

IndyMac Bancorp, Inc.#	180,000	4,356,000

Financial Guarantee Insurance - 0.4%

PMI Group, Inc.	216,200	6,849,216
Radian Group, Inc.#	199,700	3,522,708

		10,371,924

Food-Confectionery - 0.3%

The J. M. Smucker Co.	140,900	7,750,909
Tootsie Roll Industries, Inc.#	67,500	1,829,250

		9,580,159

Food-Meat Products - 0.6%

Hormel Foods Corp.	181,600	6,470,408
Smithfield Foods, Inc.	296,300	9,697,899

		16,168,307

Food-Retail - 0.1%

Ruddick Corp.#	89,600	2,919,168

Footwear & Related Apparel - 0.1%

Timberland Co., Class A#	125,100	2,513,259

Gas-Distribution - 1.0%

AGL Resources, Inc.	193,500	7,683,885
ONEOK, Inc.#	258,500	12,110,725
Vectren Corp.#	190,400	5,197,920
WGL Holdings, Inc.#	122,500	4,029,025

		29,021,555

Golf - 0.1%

Callaway Golf Co.#	152,700	2,492,064

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.#	218,200	10,888,180

Home Furnishings - 0.0%

Furniture Brands International, Inc.#	120,300	1,369,014

Hospital Beds/Equipment - 0.3%

Hillenbrand Industries, Inc.	153,500	8,833,925

Human Resources - 0.8%

Kelly Services, Inc., Class A#	53,800	1,222,336
Korn/Ferry International#	120,200	2,669,642
Manpower, Inc.	210,300	14,775,678
MPS Group, Inc.	255,200	3,511,552

		22,179,208

Industrial Automated/Robotic - 0.1%

Nordson Corp.#	83,800	4,207,598

Industrial Gases - 0.3%

Airgas, Inc.	195,500	9,036,010

Instruments-Scientific - 0.2%

Varian, Inc.	76,000	4,561,520

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.#	244,700	7,225,991
Brown & Brown, Inc.#	286,500	7,712,580

		14,938,571

Insurance-Life/Health - 0.5%

Protective Life Corp.	174,000	7,273,200
StanCorp Financial Group, Inc.	133,400	6,283,140

		13,556,340

Insurance-Multi-line - 1.2%

American Financial Group, Inc.	175,600	4,951,920
Hanover Insurance Group, Inc.	128,100	5,480,118
HCC Insurance Holdings, Inc.	279,000	7,703,190
Horace Mann Educators Corp.	107,500	2,079,050
Old Republic International Corp.	575,200	10,462,888
Unitrin, Inc.#	99,000	4,500,540

		35,177,706

Insurance-Property/Casualty - 1.4%

Commerce Group, Inc.#	113,200	3,608,816
Fidelity National Title Group, Inc., Class A	551,300	10,028,147
First American Corp.	240,400	10,055,932
Mercury General Corp.#	88,500	4,662,180
W.R. Berkley Corp.	425,100	12,706,239

		41,061,314

Insurance-Reinsurance - 0.5%

Everest Re Group, Ltd.	157,300	16,025,724

Internet Content-Entertainment - 0.1%

NetFlix, Inc.#	150,400	2,635,008

Internet Infrastructure Equipment - 0.1%

Avocent Corp.#	125,600	3,707,712

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.	207,800	7,266,766

Internet Security - 0.8%

CheckFree Corp.#	218,800	10,115,124
McAfee, Inc.	397,000	14,192,750

		24,307,874

Intimate Apparel - 0.1%

The Warnaco Group, Inc.	115,200	4,020,480

Investment Management/Advisor Services - 1.0%

Eaton Vance Corp.	312,900	12,012,231
Nuveen Investments Inc., Class A#	197,700	12,292,986
Waddell & Reed Financial, Inc., Class A	208,800	5,186,592

		29,491,809

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	96,700	7,799,822
Lincoln Electric Holdings, Inc.#	106,100	7,632,834

		15,432,656

Machinery-Construction & Mining - 0.4%

Joy Global, Inc.	270,300	11,728,317

Machinery-Farming - 0.3%

AGCO Corp.	227,700	9,836,640

Machinery-General Industrial - 0.3%

IDEX Corp.	201,900	7,767,093

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A#	171,600	6,229,080

Machinery-Pumps - 0.6%

Flowserve Corp.	141,900	10,133,079
Graco, Inc.	165,500	6,687,855

		16,820,934

Medical Information Systems - 0.3%

Cerner Corp.#	162,900	9,291,816

Medical Instruments - 2.0%

Beckman Coulter, Inc.#	154,100	11,087,495
Edwards Lifesciences Corp.	143,400	6,926,220
Intuitive Surgical, Inc.#	93,200	20,623,296
Kyphon, Inc.#	113,300	7,576,371
Techne Corp.	98,100	6,181,281
Ventana Medical Systems, Inc.	82,600	6,755,854

		59,150,517

Medical Labs & Testing Services - 0.4%

Covance, Inc.	158,200	11,599,224

Medical Products - 0.4%

Henry Schein, Inc.	221,000	12,859,990

Medical Sterilization Products - 0.2%

STERIS Corp.	161,500	4,533,305

Medical-Biomedical/Gene - 1.6%

Affymetrix, Inc.#	170,800	3,870,328
Charles River Laboratories International, Inc.	167,500	8,790,400
Invitrogen Corp.	116,400	9,067,560
Millennium Pharmaceuticals, Inc.#	799,100	8,110,865
PDL BioPharma, Inc.#	290,200	5,661,802
Vertex Pharmaceuticals, Inc.#	326,000	12,700,960

		48,201,915

Medical-Drugs - 1.3%

Cephalon, Inc.#	164,700	12,360,735
Endo Pharmaceuticals Holdings, Inc.	332,900	10,612,852
Medicis Pharmaceutical Corp., Class A#	139,000	4,245,060
Pharmerica Corp#	1	18
Sepracor, Inc.	264,900	7,727,133
Valeant Pharmaceuticals International#	235,500	3,713,835

		38,659,633

Medical-Generic Drugs - 0.2%

Par Pharmaceutical Cos., Inc.#	87,300	1,954,647
Perrigo Co.#	188,900	3,912,119

		5,866,766

Medical-HMO - 0.8%

Health Net, Inc.	279,400	15,308,326
WellCare Health Plans, Inc.	83,400	8,231,580

		23,539,906

Medical-Hospitals - 0.8%

Community Health Systems, Inc.	234,100	8,130,293
Health Management Assoc., Inc.#	603,000	4,106,430
LifePoint Hospitals, Inc.#	143,700	4,037,970
Universal Health Services, Inc., Class B	134,000	7,075,200

		23,349,893

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.#	78,600	1,557,852

Medical-Outpatient/Home Medical - 0.4%

Apria Healthcare Group, Inc.#	108,600	2,892,018
Lincare Holdings, Inc.	208,700	7,511,113

		10,403,131

Metal Processors & Fabrication - 0.7%

Commercial Metals Co.	294,200	8,499,438
Timken Co.	234,200	8,328,152
Worthington Industries, Inc.#	172,400	3,647,984

		20,475,574

Metal-Iron - 0.3%

Cleveland-Cliffs, Inc.	102,100	7,787,167

Motion Pictures & Services - 0.1%

Macrovision Corp.#	131,900	3,129,987

Multimedia - 0.2%

Belo Corp., Class A	218,800	3,772,112
Media General, Inc., Class A#	56,300	1,571,896

		5,344,008

Networking Products - 0.4%

3Com Corp.	992,200	3,720,750
Polycom, Inc.	228,200	6,916,742

		10,637,492

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	419,100	13,029,819

Office Furnishings-Original - 0.3%

Herman Miller, Inc.	158,000	4,585,160
HNI Corp.#	119,300	4,872,212

		9,457,372

Oil & Gas Drilling - 1.1%

Helmerich & Payne, Inc.	256,900	8,089,781
Patterson-UTI Energy, Inc.#	389,900	8,371,153
Pride International, Inc.	412,700	14,514,659

		30,975,593

Oil Companies-Exploration & Production - 4.1%

Bill Barrett Corp.#	82,800	2,917,872
Cimarex Energy Co.#	207,200	7,419,832
Denbury Resources, Inc.	301,400	11,989,692
Encore Acquisition Co.	132,100	3,671,059
Forest Oil Corp.#	188,400	7,281,660
Newfield Exploration Co.	323,400	14,064,666
Noble Energy, Inc.	425,200	25,541,764
Pioneer Natural Resources Co.	307,200	12,610,560
Plains Exploration & Production Co.#	178,400	6,695,352
Pogo Producing Co.	145,500	7,247,355
Quicksilver Resources, Inc.#	138,100	5,517,095
Southwestern Energy Co.	418,800	15,575,172

		120,532,079

Oil Field Machinery & Equipment - 1.9%

Cameron International Corp.	274,100	22,413,157
FMC Technologies, Inc.	161,600	15,303,520
Grant Prideco, Inc.	317,200	17,541,160

		55,257,837

Oil Refining & Marketing - 0.4%

Frontier Oil Corp.	274,200	11,250,426

Oil-Field Services - 1.0%

Exterran Holdings, Inc.#	159,300	12,345,750
Superior Energy Services, Inc.	200,800	7,795,056
Tidewater, Inc.#	143,100	9,365,895

		29,506,701

Optical Supplies - 0.1%

Advanced Medical Optics, Inc.#	149,200	4,288,008

Paper & Related Products - 0.7%

Bowater, Inc.#	139,900	2,355,916
Louisiana-Pacific Corp.#	259,600	4,862,308
Potlatch Corp.#	97,100	4,373,384
Rayonier, Inc.	192,600	8,231,724

		19,823,332

Pharmacy Services - 0.3%

Omnicare, Inc.#	302,500	9,870,575

Physical Therapy/Rehabilation Centers - 0.2%

Psychiatric Solutions, Inc.#	135,100	4,979,786

Pipelines - 0.8%

Equitable Resources, Inc.	302,600	14,884,894
National Fuel Gas Co.#	207,700	9,209,418

		24,094,312

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B	148,400	8,040,312

Printing-Commercial - 0.0%

Valassis Communications, Inc.#	119,200	1,087,104

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	110,100	4,565,847
Scholastic Corp.#	58,100	1,980,048

		6,545,895

Publishing-Newspapers - 0.4%

Lee Enterprises, Inc.#	114,600	1,990,602
The Washington Post Co., Class B	14,000	10,719,100

		12,709,702

Racetrack - 0.1%

International Speedway Corp., Class A	88,700	4,175,996

Radio - 0.1%

Entercom Communications Corp., Class A#	69,500	1,480,350

Real Estate Investment Trusts - 3.3%

AMB Property Corp.	247,900	13,629,542
Cousins Properties, Inc.	108,700	2,985,989
Equity One, Inc.#	91,900	2,404,104
Highwoods Properties, Inc.	141,500	5,050,135
Hospitality Properties Trust	233,600	9,217,856
Liberty Property Trust	228,800	8,936,928
Mack-Cali Realty Corp.	169,000	7,057,440
Nationwide Health Properties, Inc.	222,100	6,163,275
Regency Centers Corp.	172,900	12,011,363
The Macerich Co.	178,300	14,481,526
UDR, Inc.#	338,100	8,489,691
Weingarten Realty Investors, Inc.#	189,300	7,611,753

		98,039,602

Recreational Centers - 0.2%

Life Time Fitness, Inc.#	79,900	4,440,043

Rental Auto/Equipment - 0.5%

Avis Budget Group, Inc.	252,000	5,848,920
Rent-A-Center, Inc.#	174,900	3,361,578
United Rentals, Inc.	165,700	5,401,820

		14,612,318

Research & Development - 0.3%

Pharmaceutical Product Development, Inc.#	258,700	9,062,261

Respiratory Products - 0.3%

ResMed, Inc.#	193,700	7,875,842

Retail-Apparel/Shoe - 2.1%

Aeropostale, Inc.	192,900	3,993,030
American Eagle Outfitters, Inc.	489,900	12,654,117
AnnTaylor Stores Corp.	160,900	5,042,606
Charming Shoppes, Inc.#	320,100	2,893,704
Chico’s FAS, Inc.	438,000	6,999,240
Collective Brands, Inc.	164,200	3,880,046
Foot Locker, Inc.	384,900	6,431,679
Pacific Sunwear of California, Inc.#	175,300	2,455,953
Ross Stores, Inc.	347,700	9,676,491
Urban Outfitters, Inc.	280,400	6,421,160

		60,448,026

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	264,900	9,419,844
O’Reilly Automotive, Inc.#	284,000	10,093,360

		19,513,204

Retail-Automobile - 0.6%

CarMax, Inc.#	534,700	12,116,302
Copart, Inc.	177,200	5,199,048

		17,315,350

Retail-Bookstore - 0.2%

Barnes & Noble, Inc.	127,900	4,613,353
Borders Group, Inc.#	147,900	2,218,500

		6,831,853

Retail-Catalog Shopping - 0.3%

Coldwater Creek, Inc.#	150,500	1,872,220
MSC Industrial Direct Co., Inc., Class A	132,600	6,868,680

		8,740,900

Retail-Computer Equipment - 0.6%

GameStop Corp.	379,700	19,038,158

Retail-Discount - 0.6%

99 Cents Only Stores#	116,700	1,441,245
BJ’s Wholesale Club, Inc.	160,100	5,603,500
Dollar Tree Stores, Inc.	255,400	11,097,130

		18,141,875

Retail-Hair Salons - 0.1%

Regis Corp.	110,300	3,641,003

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	275,300	9,175,749

Retail-Major Department Stores - 0.2%

Saks, Inc.#	354,300	5,729,031

Retail-Pet Food & Supplies - 0.4%

PetSmart, Inc.	338,400	11,742,480

Retail-Restaurants - 0.9%

Applebee’s International, Inc.#	185,800	4,609,698
Bob Evans Farms, Inc.#	89,000	2,969,930
Brinker International, Inc.	282,400	8,144,416
CBRL Group, Inc.#	60,900	2,278,878
Ruby Tuesday, Inc.#	135,100	2,992,465
The Cheesecake Factory, Inc.#	179,000	4,462,470

		25,457,857

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.#	98,200	6,373,180

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp.#	208,300	5,430,381
First Niagara Financial Group, Inc.#	275,600	3,894,228
New York Community Bancorp, Inc.#	686,300	12,140,647
Washington Federal, Inc.	217,400	5,769,796

		27,235,052

Schools - 1.0%

Career Education Corp.#	236,500	7,024,050
Corinthian Colleges, Inc.#	215,600	3,031,336
DeVry, Inc.	148,300	5,120,799
ITT Educational Services, Inc.	79,700	8,751,060
Strayer Education, Inc.	35,600	5,681,048

		29,608,293

Semiconductor Equipment - 0.6%

Lam Research Corp.	336,100	18,025,043

Semiconductors Components-Intergrated Circuits - 0.9%

Atmel Corp.	1,066,000	5,649,800
Cypress Semiconductor Corp.#	376,300	9,422,552
Integrated Device Technology, Inc.	492,200	7,698,008
Micrel, Inc.	140,900	1,542,855
TriQuint Semiconductor, Inc.#	346,200	1,526,742

		25,839,957

Soap & Cleaning Preparation - 0.2%

Church & Dwight Co., Inc.	163,700	7,355,041

Steel-Producers - 0.9%

Carpenter Technology Corp.	63,800	7,454,392
Reliance Steel & Aluminum Co.	161,300	8,544,061
Steel Dynamics, Inc.	211,600	9,179,208

		25,177,661

Telecom Services - 0.2%

NeuStar Inc.#	159,700	5,049,714

Telecommunication Equipment - 1.6%

ADC Telecommunications, Inc.	292,200	5,347,260
ADTRAN, Inc.#	153,000	4,089,690
Andrew Corp.	387,500	5,456,000
CommScope, Inc.#	152,400	8,625,840
Harris Corp.	334,200	20,329,386
Plantronics, Inc.#	119,200	3,385,280
UTStarcom, Inc.#	264,700	804,688

		48,038,144

Telephone-Integrated - 0.7%

Cincinnati Bell, Inc.	616,300	3,007,544
Telephone and Data Systems, Inc.	259,000	16,770,250

		19,777,794

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.#	134,000	11,699,540

Tobacco - 0.1%

Universal Corp.#	68,100	3,345,753

Transactional Software - 0.1%

ACI Worldwide Inc#	92,500	2,403,150

Transport-Equipment & Leasng - 0.2%

GATX Corp.#	127,100	5,541,560

Transport-Marine - 0.3%

Alexander & Baldwin, Inc.#	106,800	5,543,988
Overseas Shipholding Group, Inc.#	62,000	4,426,800

		9,970,788

Transport-Services - 0.8%

Expeditors International of Washington, Inc.	530,400	23,427,768

Transport-Truck - 0.7%

Con-way, Inc.	113,600	5,507,328
J.B. Hunt Transport Services, Inc.#	252,900	7,275,933
Werner Enterprises, Inc.#	120,900	2,249,949

YRC Worldwide, Inc.#	143,100	4,408,911

		19,442,121

Veterinary Diagnostics - 0.3%

VCA Antech, Inc.	209,200	8,554,188

Vitamins & Nutrition Products - 0.2%

NBTY, Inc.	140,800	5,167,360

Water - 0.3%

Aqua America, Inc.#	330,000	7,906,800

Wireless Equipment - 0.2%

Powerwave Technologies, Inc.#	324,200	2,220,770
RF Micro Devices, Inc.#	480,200	2,857,190

		5,077,960

Total Long-Term Investment Securities (cost $2,361,913,037)		2,874,233,981

SHORT-TERM INVESTMENT SECURITIES - 22.7%
Collective Investment Pool - 21.0%

Securities Lending Quality Trust(1)	614,929,551	614,929,551

Commercial Paper - 1.6%

KBC Financial Products International, Ltd. 5.22% due 09/04/07	$48,000,000	47,979,120

U.S. Government Treasuries - 0.1%

United States Treasury Bills
2.91% due 10/11/07@	730,000	727,648
3.21% due 10/11/07@	55,000	54,804
3.77% due 10/11/07@	25,000	24,895
3.82% due 10/11/07@	55,000	54,768
3.86% due 10/11/07@	10,000	9,958
4.19% due 10/11/07@	10,000	9,954
4.27% due 10/11/07@	505,000	502,615
4.73% due 09/06/07@	40,000	39,974
4.73% due 09/20/07@	160,000	159,603
4.74% due 09/06/07@	95,000	94,938
4.75% due 09/06/07@	110,000	109,928
4.93% due 09/06/07@	60,000	59,959

		1,849,044

Total Short-Term Investment Securities (cost $664,757,715)		664,757,715

REPURCHASE AGREEMENT - 0.1%

Agreement with State Street Bank & Trust Co. bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $1,241,645 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.75% due 08/15/08 and having an approximate value of $1,281,983 (cost $1,241,000)	1,241,000	1,241,000

TOTAL INVESTMENTS (cost $3,027,911,752) (2)	121.0%	3,540,232,696
Liabilities in excess of other assets	(21.0)	(614,431,293)

NET ASSETS	100.0%	$2,925,801,403

#	The security or a portion thereof is out on loan
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)
143 Short	S&P Midcap 400 Index	Sep 2007	$61,201,150	$61,861,800	$(660,650)
1277 Long	S&P Midcap 400 E-Mini Index	Sep 2007	114,071,586	110,486,040	(3,585,546)

					$(4,246,196)

See Notes to Portfolio of Investments

VALI C COMPANY I MID CAP STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.7%
Advertising Sales - 1.5%

Focus Media Holding, Ltd. ADR†#	89,836	$3,617,696
Lamar Advertising Co., Class A#	24,816	1,313,263

		4,930,959

Advertising Services - 1.5%

Aeroplan Income Fund	254,585	5,098,933

Aerospace/Defense-Equipment - 0.8%

BE Aerospace, Inc.†	70,500	2,747,385

Airlines - 0.8%

UAL Corp.†#	56,460	2,680,156

Airport Development/Maintenance - 0.5%

Grupo Aeroportuario del Pacifico SA de CV ADR	34,368	1,734,553

Apparel Manufacturer - 1.0%

Guess ?, Inc.#	63,400	3,360,200

Applications Software - 0.7%

Salesforce.com, Inc.†	54,277	2,194,419

Broadcast Services/Program - 2.1%

Discovery Holding Co., Class A†	105,302	2,645,186
Grupo Televisa SA ADR	169,550	4,418,473

		7,063,659

Building Products-Cement - 0.6%

Texas Industries, Inc.#	28,552	2,104,853

Building-Heavy Construction - 0.9%

Chicago Bridge & Iron Co. NV	78,900	2,946,915

Building-Residential/Commerical - 1.0%

Desarrolladora Homex SAB de CV ADR†	28,772	1,585,337
NVR, Inc.†#	3,080	1,723,260

		3,308,597

Casino Hotel - 2.0%

Wynn Resorts, Ltd.	54,248	6,712,105

Cellular Telecom - 1.6%

NII Holdings, Inc.†	67,130	5,315,353

Chemicals-Diversified - 1.6%

FMC Corp.	33,300	2,997,000
Olin Corp.#	100,400	2,152,576

		5,149,576

Chemicals-Specialty - 0.4%

Cabot Corp.	31,614	1,275,309

Commercial Services - 2.1%

ChoicePoint, Inc.†	70,926	2,790,229
Iron Mountain, Inc.†#	86,016	2,430,812
Weight Watchers International, Inc.#	30,935	1,606,764

		6,827,805

Commercial Services-Finance - 0.6%

Moody’s Corp.#	43,655	2,001,582

Consulting Services - 1.5%

Corporate Executive Board Co.#	70,666	4,807,408

Containers-Metal/Glass - 0.9%

Greif, Inc., Class A	50,200	2,922,644

Data Processing/Management - 3.3%

Global Payments, Inc.	62,454	2,465,684
Mastercard, Inc., Class A#	19,200	2,630,208
NAVTEQ Corp.†	93,800	5,909,400

		11,005,292

Diagnostic Equipment - 1.9%

Gen-Probe, Inc.†	98,458	6,303,281

Distribution/Wholesale - 1.0%

Li & Fung, Ltd.(1)	926,000	3,445,584

Diversified Manufacturing Operations - 0.8%

Pentair, Inc.	68,889	2,557,849

Diversified Operations - 1.0%

Leucadia National Corp.#	76,531	3,396,446

E-Commerce/Services - 1.4%

Ctrip.com International, Ltd. ADR	39,192	1,665,268
Monster Worldwide, Inc.†	91,192	3,118,767

		4,784,035

Electronic Components-Semiconductors - 5.3%

Intersil Corp., Class A	103,200	3,438,624
MEMC Electronic Materials, Inc.†	65,000	3,992,300
National Semiconductor Corp.#	113,800	2,995,216
Nvidia Corp.†#	80,000	4,092,800
Silicon Laboratories, Inc.†	83,300	3,075,436

		17,594,376

Electronic Connectors - 0.9%

Thomas & Betts Corp.†#	51,400	2,847,046

Electronic Measurement Instruments - 1.1%

Itron, Inc.†#	20,482	1,738,922
Trimble Navigation, Ltd.†	53,900	1,903,209

		3,642,131

Engineering/R&D Services - 1.0%

Fluor Corp.#	24,800	3,153,320

Finance-Other Services - 1.7%

IntercontinentalExchange, Inc.†#	38,428	5,605,492

Food-Meat Products - 0.7%

Smithfield Foods, Inc.†#	72,500	2,372,925

Footwear & Related Apparel - 1.3%

CROCS, Inc.†#	72,400	4,274,496

Hazardous Waste Disposal - 1.1%

Stericycle, Inc.†	75,233	3,754,127

Hospital Beds/Equipment - 0.8%

Kinetic Concepts, Inc.†#	43,500	2,614,785

Hotels/Motels - 1.3%

Choice Hotels International, Inc.	42,107	1,578,170
Intercontinental Hotels Group ADR	126,699	2,668,281

		4,246,451

Industrial Audio & Video Products - 1.0%

Dolby Laboratories, Inc., Class A†	91,900	3,347,917

Insurance Broker - 0.4%

Brown & Brown, Inc.#	52,142	1,403,663

Insurance-Property/Casualty - 0.7%

Alleghany Corp.†#	6,012	2,476,944

Internet Application Software - 1.7%

Tencent Holdings, Ltd.(1)	615,000	3,218,920
Vocus, Inc.†	98,300	2,457,500

		5,676,420

Internet Content-Entertainment - 1.4%

Shanda Interactive Entertainment, Ltd.† Sponsored ADR#	154,800	4,622,328

Internet Content-Information/News - 1.1%

Baidu.com ADR†#	16,947	3,528,365

Investment Management/Advisor Services - 1.8%

Calamos Asset Management, Inc., Class A#	94,726	2,199,538
Janus Capital Group, Inc.	140,704	3,741,319

		5,940,857

Machinery-Farming - 0.8%

AGCO Corp.†#	57,500	2,484,000

Machinery-General Industrial - 0.7%

The Manitowoc Co., Inc.	27,200	2,162,128

Medical Information Systems - 0.6%

Cerner Corp.†#	33,400	1,905,136

Medical Instruments - 2.9%

Intuitive Surgical, Inc.†#	26,000	5,753,280
Techne Corp.†	60,693	3,824,266

		9,577,546

Medical Labs & Testing Services - 0.8%

Covance, Inc.†	36,673	2,688,864

Medical-Biomedical/Gene - 1.0%

Illumina, Inc.†#	36,347	1,755,197
PDL BioPharma, Inc.†#	84,900	1,656,399

		3,411,596

Medical-Drugs - 0.8%

K-V Pharmaceutical Co., Class A†#	96,800	2,645,544

Medical-Nursing Homes - 0.7%

Sun Healthcare Group, Inc.†#	146,500	2,178,455

Metal Processors & Fabrication - 1.2%

Precision Castparts Corp.#	30,400	3,961,424

Networking Products - 1.7%

Foundry Networks, Inc.†#	115,900	2,142,991
Juniper Networks, Inc.†	102,100	3,361,132

		5,504,123

Non-Ferrous Metals - 0.5%

Titanium Metals Corp.†#	48,700	1,526,745

Oil & Gas Drilling - 1.2%

Noble Corp.#	82,400	4,042,544

Oil Companies-Exploration & Production - 4.6%

Berry Petroleum Co., Class A#	74,100	2,525,328
Quicksilver Resources, Inc.†#	54,300	2,169,285
Southwestern Energy Co.†	97,236	3,616,207
Ultra Petroleum Corp.†	126,591	6,759,959

		15,070,779

Oil Field Machinery & Equipment - 2.3%

Cameron International Corp.†	42,600	3,483,402
National-Oilwell Varco, Inc.†	30,900	3,955,200

		7,438,602

Paper & Related Products - 0.4%

MeadWestvaco Corp.	45,231	1,428,847

Pipelines - 0.5%

Questar Corp.	34,150	1,706,476

Poultry - 0.6%

Pilgrim’s Pride Corp.#	46,000	1,867,140

Private Corrections - 1.8%

Corrections Corp. of America†	123,200	3,161,312
Geo Group, Inc.†#	92,300	2,747,771

		5,909,083

Real Estate Operations & Development - 1.3%

Brookfield Asset Management, Inc. Class A	46,592	1,578,071
Forest City Enterprises, Inc., Class A#	51,777	2,876,212

		4,454,283

Respiratory Products - 1.2%

Respironics, Inc.†	80,700	3,827,601

Retail-Apparel/Shoe - 3.3%

Abercrombie & Fitch Co., Class A#	80,327	6,321,735
J Crew Group, Inc.†#	49,000	2,440,690
Under Armour, Inc., Class A†#	30,912	2,009,589

		10,772,014

Retail-Auto Parts - 0.7%

AutoZone, Inc.†	19,676	2,386,502

Retail-Discount - 1.0%

Dollar Tree Stores, Inc.†#	74,200	3,223,990

Retail-Restaurants - 1.1%

Chipotle Mexican Grill, Inc., Class A†#	719	74,769
Chipotle Mexican Grill, Inc., Class B†#	16,050	1,506,934
Wendy’s International, Inc.#	65,486	2,153,835

		3,735,538

School - 1.2%

Apollo Group, Inc.†	65,129	3,821,118

Semiconductor Equipment - 0.9%

Varian Semiconductor Equipment Associates, Inc.†	55,800	3,104,154

Software Tools - 0.6%

VMware, Inc. Class A†#	29,315	2,019,510

Specified Purpose Acquisitions - 0.3%

Freedom Acquisition Holding Inc†#	79,956	835,540

Steel-Specialty - 0.4%

Allegheny Technologies, Inc.#	14,500	1,441,155

Telecom Equipment-Fiber Optics - 1.0%

Ciena Corp.†#	90,200	3,416,776

Telecom Services - 0.5%

SAVVIS, Inc.†#	41,674	1,655,708

Transport-Marine - 0.7%

DryShips, Inc.	34,000	2,426,240

Transport-Services - 2.6%

C.H. Robinson Worldwide, Inc.	93,879	4,603,826
Expeditors International of Washington, Inc.	86,788	3,833,426

		8,437,252

Water Treatment Systems - 1.3%

Nalco Holding Co.	170,519	4,262,975

Web Hosting/Design - 1.0%

Equinix, Inc.†#	37,154	3,288,501

Wireless Equipment - 0.7%

Crown Castle International Corp.†	66,337	2,438,548

Total Long-Term Investment Securities
(cost $288,882,283)		322,832,978

SHORT-TERM INVESTMENT SECURITIES - 26.1%
Collective Investment Pool - 23.9%

Securities Lending Quality Trust(2)	78,787,890	78,787,890

Time Deposits - 2.2%

Euro Time Deposit with State Street & Trust Co.
2.80% due 09/04/07	$1,323,000	1,323,000
4.05% due 09/04/07	6,024,000	6,024,000

		7,347,000

Total Short-Term Investment Securities
(cost $86,134,890)		86,134,890

TOTAL INVESTMENTS
(cost $375,017,173) (3)	123.8%	408,967,868
Liabilities in excess of other assets	(23.8)	(78,635,990)

NET ASSETS	100.0%	$330,331,878

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security; see Note 1
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I MONEY MARKET I FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 67.3%
Asset-Backed Commercial Paper - 16.6%

Amstel Funding Corp. 5.20% due 11/21/07*	$8,500,000	$8,400,550
Amstel Funding Corp. 5.26% due 09/20/07*	7,000,000	6,980,567
Apreco LLC 5.27% due 09/21/07*	5,500,000	5,483,912
CAFCO LLC 5.27% due 09/12/07*	4,200,000	4,193,237
Cancara Asset Securitisation LLC 5.20% due 10/11/07*	3,000,000	2,982,667
CRC Funding LLC 5.25% due 09/13/07*	5,500,000	5,490,375
Dorada Finance, Inc. 5.24% due 09/05/07*	10,000,000	9,994,178
Fountain Square Commercial Funding 5.23% due 10/26/07*	3,000,000	2,976,029
Fountain Square Commercial Funding 5.26% due 09/25/07*	5,000,000	4,982,467
Galaxy Funding, Inc. 5.24% due 10/23/07*	8,000,000	7,939,449
Park Avenue Receivables Corp. 5.25% due 10/12/07*	4,000,000	3,976,083
Sedna Finance, Inc. 5.25% due 10/30/07*	8,000,000	7,931,167
Sydney Capital Corp. 5.27% due 09/17/07*	12,000,000	11,971,920
White Pine Finance LLC 5.27% due 09/17/07*	6,500,000	6,484,775
Windmill Funding Corp. 5.25% due 10/03/07*	4,500,000	4,479,000

Total Asset-Backed Commercial Paper
(amortized cost $94,266,376)		94,266,376

Certificates of Deposit - 12.4%

Barclays Bank PLC NY 5.32% due 10/11/07	10,000,000	10,000,000
Barclays Bank PLC NY 5.55% due 03/17/08	2,100,000	2,099,783
Calyon NY 5.31% due 09/26/07	2,000,000	1,999,972
Calyon NY 5.33% due 03/04/08	14,000,000	14,000,346
First Tennessee Bank 5.30% due 09/18/07	5,000,000	5,000,000
Fortis Bank NY 5.27% due 02/19/08	7,000,000	7,000,160
Fortis Bank NY 5.45% due 04/28/08	4,000,000	3,999,018
HBOS Treasury Services NY 5.35% due 10/25/07	4,000,000	4,000,000
HBOS Treasury Services NY 5.36% due 10/22/07	5,000,000	5,000,102
Royal Bank of Canada NY 5.28% due 04/04/08	4,500,000	4,499,463
Royal Bank of Scotland NY 5.25% due 01/11/08	1,500,000	1,500,122
Royal Bank of Scotland NY 5.56% due 09/14/07	11,340,000	11,339,938

Total Certificates of Deposit
(amortized cost $70,438,904)		70,438,904

Commercial Paper - 11.6%

Bank of America Corp. 5.17% due 09/05/07	5,500,000	5,496,840
Bank of America Corp. 5.49% due 12/28/07(1)	6,000,000	6,000,277
Citibank NA 5.32% due 09/20/07	5,000,000	5,000,000
General Electric Capital Corp. 5.15% due 10/16/07	2,000,000	1,987,125
HSBC Bank USA, Inc. 5.20% due 12/27/07	6,000,000	5,898,600
HSBC Bank USA, Inc. 5.43% due 09/21/07(1)	10,950,000	10,950,780
J.P. Morgan Chase & Co. 5.23% due 09/04/07	5,000,000	4,997,821
Morgan Stanley 5.07% due 09/10/07	10,000,000	10,000,000
Royal Bank of Canada 5.24% due 10/04/07	4,500,000	4,499,345
Royal Bank of Scotland PLC 5.37% due 06/06/08(1)	5,000,000	5,002,007
Societe Generale North America 5.25% due 10/05/07	6,000,000	5,970,250

Total Commercial Paper
(amortized cost $65,803,045)		65,803,045

Medium Term Notes - 13.2%

Barclays Bank PLC 5.41% due 11/02/07*	6,000,000	6,000,000
Cheyne Finance LLC 5.32% due 09/06/07*(1)(5)(6)	11,000,000	10,999,981
Cheyne Finance LLC 5.34% due 01/07/08*(1)(2)(5)(6)	5,000,000	5,000,000
General Electric Capital Corp. 5.59% due 04/11/08(1)	8,500,000	8,503,827
Merrill Lynch & Co., Inc. 5.49% due 08/22/08(1)	8,000,000	8,000,000
Merrill Lynch & Co., Inc. 5.62% due 10/15/07(1)	3,000,000	3,000,000
Morgan Stanley 5.49% due 01/18/08(1)	6,000,000	6,003,464
Sedna Finance, Inc. 5.32% due 01/11/08*(1)	11,500,000	11,499,792
Sigma Finance, Inc. 5.32% due 09/18/07*(1)	11,000,000	10,999,974
Wells Fargo & Co. 5.34% due 09/02/08(1)	5,000,000	5,000,000

Total Medium Term Notes
(amortized cost $75,007,038)		75,007,038

U.S. Government Agencies - 2.0%
Federal Home Loan Bank Discount Notes 4.89% due 09/18/07
(cost $10,979,082)	11,000,000	10,979,082

U.S. Government Treasuries - 11.5%

United States Treasury Bills
2.86% due 09/20/07	13,000,000	12,980,446
3.76% due 09/13/07	6,000,000	5,991,950
4.01% due 09/20/07	6,000,000	5,986,858
4.21% due 09/17/07	22,000,000	21,958,933
4.24% due 09/06/07	6,000,000	5,996,467
4.31% due 09/13/07	6,000,000	5,991,950
4.31% due 09/20/07	6,000,000	5,986,859

Total U.S. Government Treasuries
(amortized cost $64,893,463)		64,893,463

Total Short-Term Investment Securities
(amortized cost $381,387,908)		381,387,908

REPURCHASE AGREEMENTS - 34.3%

State Street Bank & Trust Co. Joint Repurchase Agreement(3)	64,234,000	64,234,000
UBS Securities, LLC Joint Repurchase Agreement(3)	130,000,000	130,000,000

Total Repurchase Agreements
(amortized cost $194,234,000)		194,234,000

TOTAL INVESTMENTS -
(amortized cost $575,621,908) (4)	101.6%	575,621,908
Liabilities in excess of other assets	(1.6)	(8,922,848)

NET ASSETS	100.0%	$566,699,060

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $138,766,123 representing 24.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2007.
(2)	Fair valued security; see Note 1
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of Cheyne Finance PLC (“Cheyne”), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the VALIC Company I Money Market I Fund, triggered the appointment of receivers (Deloitte & Touche LLP)(collectively, the “Receiver”). On October 17, 2007, the Receiver determined that Cheyne is, or is about to become, unable to pay its debts as they fall due and that an insolvency event occurred. On the same date, the Receiver stated that Cheyne would stop paying its debts and would pool debts on a pari-passu basis, i.e., treat such debts equally regardless of maturity, rather than following what had been the Receiver’s practice of paying debt as it matured. These events, which are based on published reports, materially adversely affect the ability of Cheyne Finance LLC to make interest and principal payments due on the Notes. According to additional reports, as of October 22, 2007, the Receiver is in the process of negotiating a refinancing of Cheyne or a sale of its assets, however, there can be no assurance that such a transaction will be consummated.
(6)	Illiquid security

See Notes to Portfolio of Investments

VALIC COMPANY I NASDAQ-100 INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.2%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A#	3,875	$205,065

Airlines - 0.6%

Ryanair Holdings PLC ADR†#	5,679	237,212
UAL Corp.†#	5,294	251,306

		488,518

Applications Software - 6.8%

Citrix Systems, Inc.†#	10,480	380,948
Infosys Technologies, Ltd. ADR#	5,437	259,399
Intuit, Inc.†	20,721	565,890
Microsoft Corp.	160,831	4,620,675

		5,826,912

Auto-Heavy Duty Trucks - 1.4%

PACCAR, Inc.#	13,601	1,163,566

Broadcast Services/Program - 0.8%

Discovery Holding Co., Class A†#	11,637	292,321
Liberty Global, Inc.†#	9,475	388,286

		680,607

Cable TV - 2.7%

Comcast Corp., Class A†	70,758	1,846,076
EchoStar Communications Corp., Class A†	10,505	444,572

		2,290,648

Casino Hotel - 0.8%

Wynn Resorts, Ltd.#	5,854	724,315

Cellular Telecom - 1.2%

Millicom International Cellular SA†#	4,766	401,917
NII Holdings, Inc.†	8,208	649,909

		1,051,826

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,160	275,968

Computer Aided Design - 0.6%

Autodesk, Inc.†	11,767	545,047

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	6,844	503,102

Computers - 14.0%

Apple, Inc.†	58,930	8,160,626
Dell, Inc.†	40,821	1,153,193
Research In Motion, Ltd.†	27,255	2,327,850
Sun Microsystems, Inc.†#	75,864	406,631

		12,048,300

Computers-Memory Devices - 1.3%

Network Appliance, Inc.†	18,953	528,030
SanDisk Corp.†#	10,227	573,326

		1,101,356

Computers-Periphery Equipment - 0.3%

Logitech International SA†#	8,694	236,738

Data Processing/Management - 1.5%

Fiserv, Inc.†	10,277	478,086
Paychex, Inc.	17,699	786,367

		1,264,453

Dental Supplies & Equipment - 0.6%

Dentsply International, Inc.	7,123	280,504
Patterson Cos., Inc.†	6,518	239,732

		520,236

Distribution/Wholesale - 0.8%

CDW Corp.†	4,034	347,207
Fastenal Co.#	7,056	321,824

		669,031

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	13,288	1,061,844

E-Commerce/Services - 3.9%

eBay, Inc.†	49,686	1,694,292
Expedia, Inc.†#	14,638	436,944
IAC/InterActive Corp.†#	14,606	405,901
Liberty Media Corp., Series A†	29,279	555,423
Monster Worldwide, Inc.†	6,524	223,121

		3,315,681

Electronic Components-Misc. - 0.4%

Flextronics International, Ltd.†#	32,255	367,385

Electronic Components-Semiconductors - 6.5%

Altera Corp.#	24,394	580,821
Broadcom Corp., Class A†	20,866	719,877
Intel Corp.	99,379	2,559,009
Microchip Technology, Inc.#	8,867	341,557
Nvidia Corp.†	17,408	890,593
Xilinx, Inc.#	19,303	493,578

		5,585,435

Electronic Design Automation - 0.4%

Cadence Design Systems, Inc.†	14,245	309,401

Electronic Forms - 1.4%

Adobe Systems, Inc.†	28,149	1,203,370

Electronic Measurement Instruments - 1.2%

Garmin, Ltd.#	9,800	997,934

Engineering/R&D Services - 0.5%

Foster Wheeler, Ltd.†	3,586	424,726

Enterprise Software/Service - 2.7%

BEA Systems, Inc.†	17,752	216,574
Oracle Corp.†	104,707	2,123,458

		2,340,032

Entertainment Software - 1.2%

Activision, Inc.†	12,357	240,838
Electronic Arts, Inc.†	15,338	811,994

		1,052,832

Food-Retail - 0.3%

Whole Foods Market, Inc.#	6,772	299,729

Internet Infrastructure Software - 0.3%

Akamai Technologies, Inc.†#	7,719	248,706

Internet Security - 1.9%

Check Point Software Technologies†	10,890	255,479
CheckFree Corp.†#	4,095	189,312
Symantec Corp.†	46,022	865,674
VeriSign, Inc.†	11,187	360,222

		1,670,687

Linen Supply & Related Items - 0.4%

Cintas Corp.	9,298	340,772

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.#	5,211	226,105

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	1,828	404,500

Medical-Biomedical/Gene - 5.4%

Amgen, Inc.†	24,792	1,242,327
Biogen Idec, Inc.†	15,224	971,596
Celgene Corp.†#	18,400	1,181,464
Genzyme Corp.†	16,170	1,009,170
Vertex Pharmaceuticals, Inc.†#	6,692	260,720

		4,665,277

Medical-Drugs - 0.4%

Cephalon, Inc.†#	3,150	236,408
Sepracor, Inc.†#	5,049	147,279

		383,687

Medical-Generic Drugs - 1.5%

Teva Pharmaceutical Industries, Ltd. ADR	29,573	1,271,639

Networking Products - 4.6%

Cisco Systems, Inc.†	105,952	3,381,988
Juniper Networks, Inc.†	16,505	543,344

		3,925,332

Oil & Gas Drilling - 0.2%

Patterson-UTI Energy, Inc.#	7,732	166,006

Pharmacy Services - 0.7%

Express Scripts, Inc.†	11,239	615,335

Radio - 0.5%

Sirius Satellite Radio, Inc.†#	77,339	229,697
XM Satellite Radio Holdings, Inc., Class A†#	15,417	192,250

		421,947

Retail-Apparel/Shoe - 0.2%

Ross Stores, Inc.	6,683	185,988

Retail-Bedding - 0.7%

Bed Bath & Beyond, Inc.†#	18,204	630,587

Retail-Discount - 0.8%

Costco Wholesale Corp.	11,492	709,631

Retail-Major Department Stores - 1.3%

Sears Holdings Corp.†#	7,790	1,118,332

Retail-Office Supplies - 0.6%

Staples, Inc.	23,468	557,365

Retail-Pet Food & Supplies - 0.3%

PetSmart, Inc.	6,582	228,395

Retail-Restaurants - 1.6%

Starbucks Corp.†#	50,311	1,386,068

School - 0.6%

Apollo Group, Inc.†#	8,555	501,922

Semiconductor Equipment - 2.0%

Applied Materials, Inc.	34,911	745,699
KLA-Tencor Corp.#	11,343	651,882
Lam Research Corp.†	6,231	334,169

		1,731,750

Semiconductors Components-Intergrated Circuits - 2.0%

Linear Technology Corp.#	16,572	563,282
Marvell Technology Group, Ltd.†#	27,278	451,996
Maxim Integrated Products, Inc.	21,950	658,720

		1,673,998

Telecom Services - 0.5%

Virgin Media, Inc.	17,449	415,286

Telecommunication Equipment - 0.2%

Tellabs, Inc.†	12,188	128,583

Telephone-Integrated - 0.4%

Level 3 Communications, Inc.†#	72,849	381,000

Therapeutics - 2.3%

Amylin Pharmaceuticals, Inc.†#	6,193	303,643
Gilead Sciences, Inc.†	44,922	1,633,813

		1,937,456

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	8,170	400,657
Expeditors International of Washington, Inc.	10,221	451,461

		852,118

Web Portals/ISP - 5.0%

Google, Inc., Class A†	6,879	3,544,405
Yahoo!, Inc.†	31,555	717,245

		4,261,650

Wireless Equipment - 4.8%

QUALCOMM, Inc.	98,195	3,916,999
Telefonaktiebolaget LM Ericsson ADR	6,487	241,381

		4,158,380

Total Long-Term Investment Securities
(cost $56,139,794)		81,752,559

SHORT-TERM INVESTMENT SECURITIES - 23.7%
Collective Investment Pool - 19.9%

Securities Lending Quality Trust(1)	17,075,647	17,075,647

Commercial Paper - 3.5%

KBC Financial Products International Ltd.
5.22% due 09/04/07	3,000,000	2,998,695

U.S. Government Treasuries - 0.3%

United States Treasury Bills
2.91% due 10/11/07@	200,000	199,347
3.77% due 10/11/07@	10,000	9,967
3.80% due 10/11/07@	15,000	14,937
4.17% due 10/11/07@	10,000	9,954
4.25% due 10/11/07@	10,000	9,953
4.73% due 09/06/07@	25,000	24,983
4.78% due 09/06/07@	10,000	9,993
4.79% due 09/20/07@	10,000	9,975

		289,109

Total Short-Term Investment Securities
(cost $20,363,451)		20,363,451

REPURCHASE AGREEMENT - 1.0%

Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $843,438 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.25% due 08/15/08 and having an approximate value of $862,319 (cost $843,000)	$843,000	843,000

TOTAL INVESTMENTS
(cost $77,346,245) (2)	119.9%	102,959,010
Liabilities in excess of other assets	(19.9)	(17,105,677)

NET ASSETS	100.0%	$85,853,333

#	The security or a portion thereof is out on loan
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned
(2)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)
104 Long	NASDAQ 100 E-Mini Index	September 2007	$4,088,986	$4,149,080	$60,094

See Notes to Portfolio of Investments

VALIC COMPANY I SCIENCE & TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.4%
Advertising Sales - 0.9%

Focus Media Holding, Ltd. ADR†#	220,150	$8,865,440

Agricultural Chemicals - 0.6%

Monsanto Co.	76,435	5,330,577

Applications Software - 5.5%

Citrix Systems, Inc.†	143,565	5,218,588
Infosys Technologies, Ltd. ADR#	115,800	5,524,818
Microsoft Corp.	694,628	19,956,662
Red Hat, Inc.†#	560,942	10,910,322
Salesforce.com, Inc.†#	181,586	7,341,522
Satyam Computer Services, Ltd. ADR#	97,700	2,489,396
TomTom NV†(1)	20,700	1,350,140

		52,791,448

Batteries/Battery Systems - 0.0%

Energy Conversion Devices, Inc.†	12,450	322,579

Casino Services - 0.3%

International Game Technology	66,568	2,540,901

Cellular Telecom - 1.3%

MetroPCS Communications, Inc.†#	43,800	1,195,302
NII Holdings, Inc.†	147,475	11,677,070

		12,872,372

Chemicals-Diversified - 0.3%

Wacker Chemie AG(1)	14,515	3,171,623

Commercial Services - 0.4%

Iron Mountain, Inc.†	120,700	3,410,982

Commercial Services-Finance - 0.6%

Western Union Co.	307,200	5,784,576

Computer Aided Design - 1.1%

Autodesk, Inc.†	219,808	10,181,507

Computer Graphics - 0.3%

Trident Microsystems, Inc.†	201,400	2,966,622

Computer Services - 1.0%

Cognizant Technology Solutions Corp., Class A†	38,500	2,830,135
DST Systems, Inc.†	92,100	7,041,966
Limelight Networks, Inc.†#	15,200	125,096

		9,997,197

Computers - 8.8%

Apple, Inc.†	233,135	32,284,535
Dell, Inc.†	223,662	6,318,452
Hewlett-Packard Co.	294,111	14,514,378
International Business Machines Corp.	146,200	17,060,078
Palm, Inc.†#	143,200	2,149,432
Research In Motion, Ltd.†	145,205	12,401,959
Wistron Corp.(1)	102,000	186,672

		84,915,506

Computers-Integrated Systems - 0.8%

Riverbed Technology, Inc.†	175,611	7,797,128

Computers-Memory Devices - 3.7%

EMC Corp.†	621,057	12,209,981
Network Appliance, Inc.†	368,390	10,263,345
SanDisk Corp.†	172,175	9,652,131
Seagate Technology	141,600	3,656,112

		35,781,569

Consulting Services - 0.8%

Accenture Ltd., Class A	178,814	7,368,925
Genpact, Ltd.†	3,000	49,560

		7,418,485

Data Processing/Management - 1.6%

Automatic Data Processing, Inc.	170,800	7,812,392
BladeLogic, Inc.†	10,315	261,073
NAVTEQ Corp.†	62,165	3,916,395
Paychex, Inc.	69,000	3,065,670

		15,055,530

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	36,770	2,938,291
Mercadolibre, Inc.†	46,900	1,318,828

		4,257,119

E-Commerce/Services - 1.3%

eBay, Inc.†	178,595	6,090,089
Monster Worldwide, Inc.†	190,893	6,528,541

		12,618,630

E-Marketing/Info - 0.4%

Digital River, Inc.†#	86,900	4,028,684

Electric Products-Misc. - 0.1%

Stanley Electric Co., Ltd.(1)	22,900	502,207
Toshiba Corp.(1)	73,515	664,218

		1,166,425

Electronic Components-Misc. - 3.1%

Flextronics International, Ltd.†	317,268	3,613,682
Hon Hai Precision Industry Co., Ltd.(1)	453,360	3,386,925
Hon Hai Precision Industry Co., Ltd. GDR†*	985,920	14,749,363
Hoya Corp.(1)	108,800	3,781,729
Jabil Circuit, Inc.#	126,810	2,815,182
Tyco Electronics, Ltd.†	51,825	1,807,138

		30,154,019

Electronic Components-Semiconductors - 14.1%

Advanced Micro Devices, Inc.†#	172,000	2,236,000
Altera Corp.#	486,783	11,590,303
Applied Micro Circuits Corp.†	34,700	98,895
Austriamicrosystems AG†(1)	68,150	3,575,492
Broadcom Corp., Class A†	230,341	7,946,765
Chartered Semiconductor Manufacturing, Ltd.†(1)	4,654,561	3,302,807
Fairchild Semiconductor International, Inc.†	52,111	977,602
Infineon Technologies AG†(1)	320,188	4,992,521
Intel Corp.	1,325,105	34,121,454
Intersil Corp., Class A	51,508	1,716,247
MediaTek, Inc.(1)	1,600	27,331
MEMC Electronic Materials, Inc.†	43,196	2,653,098
Microchip Technology, Inc.#	26,000	1,001,520
National Semiconductor Corp.#	44,600	1,173,872
Nvidia Corp.†	291,492	14,912,731
ON Semiconductor Corp.†	480,930	5,636,500
PMC - Sierra, Inc.†#	455,033	3,494,653
QLogic Corp.†	201,600	2,681,280
Samsung Electronics Co., Ltd.(1)	1,128	714,420
Samsung Electronics Co., Ltd. GDR (OTC)†*	2,860	908,050
Samsung Electronics Co., Ltd. GDR (London)*(1)(4)	17,444	5,556,287
Semtech Corp.†	141,800	2,529,712

Silicon-On-Insulator Technologies†(1)	142,082	2,698,690
Texas Instruments, Inc.	269,600	9,231,104
Xilinx, Inc.#	482,917	12,348,188

		136,125,522

Electronic Forms - 1.2%

Adobe Systems, Inc.†	276,808	11,833,542

Energy-Alternate Sources - 1.4%

First Solar, Inc.†	40,310	4,181,760
Q-Cells AG†(1)	6,540	580,673
Renewable Energy Corp. AS†(1)	71,862	2,723,321
Sunpower Corp., Class A†	61,401	4,195,530
Suntech Power Holdings Co., Ltd. ADR†	61,369	2,193,942

		13,875,226

Engineering/R&D Services - 0.9%

ABB, Ltd.(1)	308,791	7,611,438
SAIC, Inc.†#	46,100	844,091

		8,455,529

Enterprise Software/Service - 0.9%

Oracle Corp.†	409,827	8,311,292

Entertainment Software - 4.7%

Activision, Inc.†	353,152	6,882,932
Electronic Arts, Inc.†	610,654	32,328,023
Take-Two Interactive Software, Inc.†#	154,700	2,472,106
THQ, Inc.†	113,437	3,265,851

		44,948,912

Food-Misc. - 0.1%

Orkla ASA(1)	59,545	971,650

Human Resources - 1.2%

Manpower, Inc.	74,000	5,199,240
Robert Half International, Inc.	197,100	6,295,374

		11,494,614

Identification Systems - 0.2%

Cogent, Inc.†#	153,343	2,200,472

Industrial Audio & Video Products - 0.3%

Dolby Laboratories, Inc., Class A†	71,318	2,598,115

Internet Application Software - 0.9%

Tencent Holdings, Ltd.(1)	1,708,000	8,939,699

Internet Content-Entertainment - 0.2%

Perfect World Co., Ltd. ADR†	69,604	1,577,923

Internet Content-Information/News - 0.4%

Baidu.com ADR†	18,931	3,941,434

Internet Security - 1.4%

McAfee, Inc.†	304,863	10,898,852
VeriSign, Inc.†#	77,622	2,499,429

		13,398,281

Machinery-Electrical - 0.2%

Nidec Corp.(1)	26,000	1,827,777

Medical Information Systems - 0.7%

Cerner Corp.†	117,755	6,716,745

Medical-Biomedical/Gene - 0.3%

Amgen, Inc.†	52,800	2,645,808

Motion Pictures & Services - 0.1%

Dreamworks Animation SKG, Inc., Class A†	46,676	1,439,955

Networking Products - 7.0%

Acme Packet, Inc.†#	73,300	1,098,034
BigBand Networks, Inc.†#	92,900	938,290
Cisco Systems, Inc.†	1,105,329	35,282,102
Foundry Networks, Inc.†	502,966	9,299,841
Juniper Networks, Inc.†#	369,230	12,155,052
Polycom, Inc.†	256,500	7,774,515
Starent Networks Corp.†#	44,800	930,496

		67,478,330

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	43,158	3,529,030
National-Oilwell Varco, Inc.†	10,177	1,302,656

		4,831,686

Oil-Field Services - 0.2%

Schlumberger, Ltd.	20,055	1,935,307

Power Converter/Supply Equipment - 0.2%

Delta Electronics, Inc.(1)	494,100	1,850,797

Retail-Computer Equipment - 0.2%

GameStop Corp.†	37,950	1,902,813

Semiconductor Equipment - 3.5%

Applied Materials, Inc.	317,900	6,790,344
ASML Holding NV†(1)	278,209	8,271,854
Lam Research Corp.†	237,600	12,742,488
Varian Semiconductor Equipment Associates, Inc.†	90,000	5,006,700
Veeco Instruments, Inc.†	73,360	1,291,136

		34,102,522

Semiconductors Components-Intergrated Circuits - 3.0%

Analog Devices, Inc.	202,187	7,456,656
Marvell Technology Group, Ltd.†#	657,100	10,888,147
Maxim Integrated Products, Inc.	302,874	9,089,249
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	153,000	1,517,760

		28,951,812

Software Tools - 0.0%

VMware, Inc., Class A†	530	36,512

Telecom Equipment-Fiber Optics - 3.0%

Ciena Corp.†#	99,895	3,784,022
Corning, Inc.	843,968	19,723,532
Finisar Corp.†#	742,300	2,805,894
JDS Uniphase Corp.†#	214,737	3,126,571

		29,440,019

Telecom Services - 0.2%

Amdocs, Ltd.†	51,100	1,803,830
TELUS Corp.	1	46

		1,803,876

Telecommunication Equipment - 0.8%

Alcatel-Lucent ADR	207,500	2,272,125
Foxconn International Holdings, Ltd.†(1)	1,034,500	2,707,584
Optium Corp.†#	93,300	741,735
Sonus Networks, Inc.†	405,200	2,342,056

		8,063,500

Telephone-Integrated - 0.4%

Level 3 Communications, Inc.†	827,550	4,328,086

Toys - 1.7%

Nintendo Co., Ltd.(1)	34,385	15,979,938

Web Hosting/Design - 0.4%

Equinix, Inc.†	42,400	3,752,824

Web Portals/ISP - 5.6%

Google, Inc., Class A†	83,570	43,059,443
SINA Corp.†	106,208	4,426,749
Yahoo!, Inc.†	305,741	6,949,493

		54,435,685

Wireless Equipment - 6.2%

American Tower Corp., Class A†#	58,400	2,313,808
Crown Castle International Corp.†#	61,400	2,257,064
Motorola, Inc.	321,300	5,446,035
Nokia Oyj ADR	714,050	23,477,964
QUALCOMM, Inc.	472,897	18,863,861
Telefonaktiebolaget LM Ericsson ADR	134,245	4,995,256
Telefonaktiebolaget LM Ericsson, Class B(1)	585,600	2,181,472

		59,535,460

Total Common Stock (cost $832,421,229)		921,160,582

EQUITY CERTIFICATES - 1.5%
Electronic Components-Misc. - 0.8%

Macquarie Bank, Ltd.-MediaTek, Inc.	170,926	2,900,563
Merrill Lynch International & Co.-Hon Hai Precision Industry Co., Ltd.	680,082	5,049,093

		7,949,656

Semiconductors Components-Integrated Circuits - 0.1%

Merrill Lynch International & Co.-RichTek Technology Corp.*	70,040	768,318

Banks-Special Purpose - 0.4%

Macquarie Bank, Ltd.-Bharti Airtel, Ltd.	184,308	3,961,710

Applications Software - 0.2%

Morgan Stanley Asia Sec.-Tata Consultancy Services, Ltd.*	42,670	2,220,278

Total Equity Certificates (cost $14,656,934)		14,899,962

CONVERTIBLE BONDS & NOTES - 0.1%
Communications Software - 0.1%

Liberty Media Corp. LLC 3.50% due 01/15/31 (cost $1,117,575)	1,395,000	1,042,511

Total Long-Term Investment Securities (cost $847,078,163)		937,103,055

SHORT-TERM INVESTMENT SECURITIES - 10.0%
Collective Investment Pool - 6.6%

Securities Lending Quality Trust(2)	63,640,747	63,640,747

Registered Investment Company - 1.0%

T. Rowe Price Reserve Investment Fund	9,416,429	9,416,429

Time Deposits - 2.4%

Euro Time Deposit with State Street & Trust Co. 2.80% due 09/04/07	$2,024,000	2,024,000
Euro Time Deposit with State Street & Trust Co. 4.05% due 09/04/07	21,838,000	21,838,000

		23,862,000

Total Short-Term Investment Securities (cost $96,919,176)		96,919,176

TOTAL INVESTMENTS (cost $943,997,339) (3)	107.0%	1,034,022,231
Liabilities in excess of other assets	(7.0)	(67,896,134)

NET ASSETS	100.0%	$966,126,097

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $24,202,296 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.5%
Advertising Services - 3.2%

inVentiv Health, Inc.†#	32,871	$1,303,664
Marchex, Inc., Class B#	56,328	513,711

		1,817,375

Aerospace/Defense - 0.5%

Esterline Technologies Corp.†#	5,600	282,744

Aerospace/Defense-Equipment - 0.6%

DRS Technologies, Inc.#	6,700	351,616

Appliances - 0.5%

Hhgregg, Inc.†	21,000	269,850

Banks-Commercial - 0.3%

Western Alliance Bancorp.†#	7,487	201,101

Building & Construction Products-Misc. - 1.3%

Interline Brands, Inc.†#	31,100	753,864

Cable TV - 1.4%

LodgeNet Entertainment Corp.†#	31,400	822,680

Commercial Services-Finance - 5.0%

Bankrate, Inc.†#	23,945	936,968
Dollar Financial Corp.†#	14,100	338,118
Global Cash Access Holdings, Inc.†	82,800	919,080
Wright Express Corp.†	18,310	675,456

		2,869,622

Computer Services - 3.4%

IHS, Inc.†	11,300	570,311
SI International, Inc.†	18,300	564,006
SYKES Enterprises, Inc.†#	49,214	811,539

		1,945,856

Consulting Services - 6.0%

Forrester Research, Inc.†	19,100	485,331
FTI Consulting, Inc.†#	30,000	1,575,600
Huron Consulting Group, Inc.†#	8,786	580,315
The Advisory Board Co.†	14,300	822,679

		3,463,925

Cosmetics & Toiletries - 0.4%

Chattem, Inc.†#	4,100	253,011

Dental Supplies & Equipment - 0.5%
Sirona Dental Systems, Inc.†#	10,800	314,820

Diagnostic Kits - 1.1%

Inverness Medical Innovations, Inc.†	13,500	649,890

Distribution/Wholesale - 0.5%

WESCO International, Inc.†	6,100	290,299

Diversified Manufacturing Operations - 1.3%

Actuant Corp., Class A#	12,000	731,880

E-Commerce/Products - 2.1%

Shutterfly, Inc.†	42,500	1,188,300

E-Commerce/Services - 3.1%

priceline.com, Inc.†#	21,600	1,792,368

E-Marketing/Info - 1.4%

Digital River, Inc.†#	7,300	338,428
ValueClick, Inc.†#	22,000	440,880

		779,308

E-Services/Consulting - 2.1%

GSI Commerce, Inc.†#	51,600	1,187,316

Educational Software - 2.1%

SkillSoft PLC ADR†	133,410	1,190,017

Electronic Components-Semiconductors - 4.0%

Microsemi Corp.†#	46,942	1,190,449
PMC - Sierra, Inc.†#	85,200	654,336
Silicon Laboratories, Inc.†#	13,100	483,652

		2,328,437

Energy-Alternate Sources - 0.4%

Evergreen Solar, Inc.†#	24,450	219,317

Enterprise Software/Service - 3.0%

Epicor Software Corp.†#	28,100	373,730
Lawson Software, Inc.†#	77,500	760,275
Taleo Corp., Class A†#	25,402	585,516

		1,719,521

Filtration/Separation Products - 0.6%

Polypore International, Inc.†#	24,650	351,263

Finance-Consumer Loans - 0.4%

Portfolio Recovery Associates, Inc.#	4,700	241,392

Finance-Investment Banker/Broker - 0.5%

Evercore Partners, Inc., Class A	13,250	277,588

Finance-Other Services - 0.5%

FCStone Group, Inc.†#	6,800	317,832

Gambling (Non-Hotel) - 0.8%

Pinnacle Entertainment, Inc.†#	16,600	461,812

Hotels/Motels - 0.9%

Gaylord Entertainment Co.†#	6,300	323,505
Red Lion Hotels Corp.†	20,200	190,486

		513,991

Human Resources - 4.4%

On Assignment, Inc.†#	99,600	1,053,768
Resources Connection, Inc.	49,269	1,478,070

		2,531,838

Instruments-Scientific - 0.9%

Varian, Inc.†	8,400	504,168

Insurance-Property/Casualty - 2.2%

First Mercury Financial Corp.†#	23,200	472,816
Navigators Group, Inc.†	7,700	417,340
Tower Group, Inc.#	14,450	362,839

		1,252,995

Internet Application Software - 1.8%

DealerTrack Holdings, Inc.†	27,800	1,061,960

Internet Connectivity Services - 1.0%

Cogent Communications Group, Inc.†	14,300	357,071
Internap Network Services Corp.†#	13,700	192,211

		549,282

Internet Content-Information/News - 0.6%

The Knot, Inc.†	15,695	328,810

Internet Security - 1.1%

Secure Computing Corp.†#	73,600	660,928

Lighting Products & Systems - 0.6%

Universal Display Corp.†#	25,439	375,480

Machinery-Electrical - 0.7%

Regal-Beloit Corp.#	7,700	388,927

Machinery-General Industrial - 2.2%

Gardner Denver, Inc.†	31,865	1,271,732

Medical Instruments - 2.5%

ev3, Inc.†#	14,500	221,995

SenoRx, Inc.†	23,922	206,447
Spectranetics Corp.†#	24,059	354,389
Stereotaxis, Inc.†	20,237	267,735
Symmetry Medical, Inc.†#	25,200	403,956

		1,454,522

Medical Products - 1.7%

Northstar Neuroscience, Inc.†	24,452	277,775
Orthofix International NV†#	2,674	127,924
PSS World Medical, Inc.†#	29,100	555,228

		960,927

Medical-Biomedical/Gene - 1.1%

Applera Corp. - Celera Group†	22,700	298,959
Exelixis, Inc.†#	31,085	349,706

		648,665

Medical-Drugs - 1.7%

Sciele Pharma, Inc.†#	42,112	971,945

Metal Processors & Fabrication - 0.7%

Kaydon Corp.#	7,600	401,280

Networking Products - 1.2%

Ixia†	76,717	698,125

Office Furnishings-Original - 0.8%

Interface, Inc. Class A#	26,100	470,844

Oil Companies-Exploration & Production - 1.3%

PetroHawk Energy Corp.†#	30,900	467,826
Venoco, Inc.†	17,400	279,618

		747,444

Physical Therapy/Rehabilation Centers - 0.9%

Psychiatric Solutions, Inc.†#	14,400	530,784

Printing-Commercial - 2.9%

VistaPrint, Ltd.†#	50,665	1,665,865

Publishing-Newspapers - 0.3%

Dolan Media Co.†#	8,900	176,843

Real Estate Management/Services - 0.8%

HFF, Inc., Class A†	39,357	459,690

Recreational Centers - 0.9%

Town Sports International Holdings, Inc.†#	28,100	507,486

Rental Auto/Equipment - 0.6%

RSC Holdings, Inc.†#	18,600	345,216

Research & Development - 0.5%

Senomyx, Inc.†#	23,500	313,960

Resort/Theme Park - 1.3%

Great Wolf Resorts, Inc.†#	51,100	730,730

Retail-Catalog Shopping - 0.2%

Coldwater Creek, Inc.†#	8,600	106,984

Schools - 2.6%

Capella Education Co.†#	12,137	611,826
Corinthian Colleges, Inc.†#	19,900	279,794
Strayer Education, Inc.#	3,918	625,235

		1,516,855

Semiconductors Components-Intergrated Circuits - 1.0%

Power Integrations, Inc.†	19,982	559,296

Telecom Services - 2.8%

Cbeyond, Inc.†#	8,900	345,854
NeuStar Inc.†#	26,300	831,606
PAETEC Holding Corp.†	36,300	433,059

		1,610,519

Telecommunication Equipment - 0.9%

Sirenza Microdevices, Inc.†#	34,185	534,653

Theater - 0.3%

Cinemark Holdings, Inc.#	9,800	176,204

Therapeutics - 1.2%

MGI Pharma, Inc.†#	29,100	685,887

Transactional Software - 1.2%

ACI Worldwide Inc†#	8,200	213,036
Innerworkings, Inc.†#	34,650	488,911

		701,947

Ultra Sound Imaging Systems - 0.7%

SonoSite, Inc.†	13,700	399,492

Web Portals/ISP - 1.0%

Trizetto Group, Inc.†#	38,400	600,192

Total Long-Term Investment Securities (cost $50,295,116)		54,489,470

SHORT-TERM INVESTMENT SECURITIES - 26.3%
Collective Investment Pool - 20.9%

Securities Lending Quality Trust(1)	12,066,375	12,066,375

Time Deposit - 5.4%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 09/04/07	$3,095,000	3,095,000

Total Short-Term Investment Securities (cost $15,161,375)		15,161,375

TOTAL INVESTMENTS (cost $65,456,491) (2)	120.8%	69,650,845
Liabilities in excess of other assets	(20.8)	(11,980,285)

NET ASSETS	100.0%	$57,670,560

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.0%
Advanced Materials - 0.3%

Ceradyne, Inc.†#	13,600	$983,008
Core Molding Technologies, Inc.†	35,700	245,973

		1,228,981

Advertising Services - 0.1%

Greenfield Online, Inc.†	32,300	466,412

Aerospace/Defense - 0.4%

Teledyne Technologies, Inc.†	26,670	1,331,100
TransDigm Group, Inc.†	5,000	203,250
United Industrial Corp.#	3,035	209,809

		1,744,159

Aerospace/Defense-Equipment - 0.7%

Argon ST, Inc.†#	6,800	122,876
Curtiss-Wright Corp.	30,855	1,406,988
Ducommun, Inc.†	12,700	366,649
Moog, Inc., Class A†	15,600	664,092
Orbital Sciences Corp.†	33,100	726,876

		3,287,481

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	23,714	1,501,808

Airlines - 0.4%

AirTran Holdings, Inc.†#	24,600	258,546
Frontier Airlines Holdings, Inc.†#	29,515	175,024
Mesa Air Group, Inc.†#	11,777	66,422
Skywest, Inc.#	52,195	1,311,661

		1,811,653

Alternative Waste Technology - 0.2%

Darling International, Inc.†	120,474	1,018,005

Apparel Manufacturers - 0.9%

Gymboree Corp.†	93,541	3,750,059
Hartmarx Corp.†	45,000	327,600
Maidenform Brands, Inc.†	21,117	359,833

		4,437,492

Applications Software - 0.6%

Actuate Corp.†	56,600	401,294
American Reprographics Co.†#	19,100	466,613
Bsquare Corp.†	104,400	562,716
Moldflow Corp.†	12,057	199,181
PDF Solutions, Inc.†#	19,700	192,272
Progress Software Corp.†	13,667	417,117
Quest Software, Inc.†	23,700	345,072
Red Hat, Inc.†#	14,400	280,080
Visual Sciences, Inc.†#	6,300	116,109

		2,980,454

Athletic Equipment - 0.0%

Cybex International, Inc.†	37,100	177,709

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A#	9,600	231,552

Auction Houses/Art Dealers - 0.8%

Ritchie Bros. Auctioneers, Inc	10,400	671,944
Sotheby’s#	72,232	3,126,201

		3,798,145

Audio/Video Products - 0.1%

DTS, Inc.†#	8,900	232,646
Universal Electronics, Inc.†	13,400	388,600

		621,246

Auto Repair Center - 0.1%

Monro Muffler Brake, Inc.#	13,300	500,479

Auto/Truck Parts & Equipment-Original - 0.5%

Accuride Corp.†	58,695	761,274
Fuel Systems Solutions, Inc.†	14,900	269,839
Keystone Automotive Industries, Inc.†	5,000	234,750
Miller Industries, Inc.†	7,300	133,663
Spartan Motors, Inc.	27,675	409,590
Strattec Security Corp.	4,400	210,276
TRW Automotive Holdings Corp.†	10,600	323,936

		2,343,328

Auto/Truck Parts & Equipment-Replacement - 0.1%

Aftermarket Technology Corp.†	16,491	493,246

Banks-Commercial - 6.4%

Ameris Bancorp	15,000	296,400
Bancfirst Corp.	7,488	337,634
Bancorp Rhode Island, Inc.	9,000	354,870
Bank of Florida Corp.†	12,100	187,550
Bank of Granite Corp.#	6,450	89,332
Bank of Hawaii Corp.	44,561	2,290,881
Banner Corp.	1,778	57,287
Beverly Hills Bancorp, Inc.	40,400	250,076
Camden National Corp.	6,300	229,320
Cardinal Financial Corp.	23,000	214,360
Cascade Bancorp#	13,725	321,851
Cass Information Systems, Inc.	8,900	300,909
Center Bancorp, Inc.	16,170	192,585
Chittenden Corp.	21,350	742,553
Citizens Republic Bancorp.#	45,400	800,402
City Bank#	4,881	150,091
City Holding Co.#	10,503	388,401
City National Corp.	21,547	1,538,240
Commerce Bancshares, Inc.	16,402	765,973
Community Bancorp Nevada†	8,200	201,884
Community Bank Systems, Inc.#	16,900	339,859
Corus Bankshares, Inc.#	40,046	535,015
East West Bancorp, Inc.#	24,505	877,279
F.N.B. Corp.#	5,019	85,223
Financial Institutions, Inc.	17,195	335,990
First Bancorp	12,600	246,330
First BanCorp Puerto Rico	35,800	359,790
First Citizens BancShares, Inc., Class A	2,040	361,590
First Community Bancshares, Inc.	10,800	358,020
First Financial Bancorp#	27,800	375,022
First Regional Bancorp†#	25,542	600,237
First South Bancorp, Inc.	12,300	340,956
FNB Corp./VA	8,700	274,050
Glacier Bancorp, Inc.#	26,571	583,499
Great Southern Bancorp, Inc.#	2,700	72,900
Greene County Bancshares, Inc.	8,288	293,975
Heritage Commerce Corp.	5,400	110,430
Horizon Financial Corp.	10,625	220,575
Imperial Capital Bancorp, Inc.	6,627	229,294
Intervest Bancshares Corp.	2,798	71,741
Lakeland Financial Corp.	10,200	237,558
Oriental Financial Group, Inc.	32,600	339,692
Pacific Capital Bancorp#	53,635	1,352,675
Peoples Bancorp, Inc.#	16,300	429,179

Pinnacle Financial Partners, Inc.†#	15,600	446,160
Preferred Bank Los Angeles California#	12,594	518,117
Prosperity Bancshares, Inc.#	29,643	1,001,044
Provident Bankshares Corp.#	15,000	463,500
Sandy Spring Bancorp, Inc.#	10,700	335,231
SCBT Financial Corp.	7,035	250,868
Seacoast Banking Corp. of Florida#	15,000	262,950
Sierra Bancorp	12,200	351,360
Signature Bank†#	12,500	432,000
Smithtown Bancorp, Inc.	12,540	289,047
Southside Bancshares, Inc.	10,080	212,688
Southwest Bancorp, Inc.	2,237	47,738
State Bancorp, Inc.	14,400	234,720
Suffolk Bancorp	10,400	328,848
Susquehanna Bancshares, Inc.#	27,900	548,514
SVB Financial Group†#	17,006	846,219
Taylor Capital Group, Inc.	11,300	338,322
Temecula Valley Bancorp, Inc.	2,586	42,824
Tennessee Commerce Bancorp, Inc.†	10,400	249,600
Texas Capital Bancshares, Inc.†#	12,300	268,386
Trustmark Corp.#	7,716	217,900
UCBH Holdings, Inc.#	34,900	580,038
Umpqua Holding Corp.#	12,600	273,420
United Community Banks, Inc.#	19,900	483,371
United Security Bancshares	4,898	93,062
Valley National Bancorp#	24,158	548,387
Vineyard National Bancorp#	28,487	523,306
Washington Trust Bancorp, Inc.	12,900	334,626
WesBanco, Inc.#	3,899	104,220
West Bancorp., Inc.	19,400	295,850
Westamerica Bancorp.#	17,300	839,915
Western Alliance Bancorp.†#	7,000	188,020
Wilshire Bancorp, Inc.#	30,100	339,227

		31,030,956

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.#	10,700	290,505

Batteries/Battery Systems - 0.1%

Greatbatch, Inc.†#	9,617	288,510

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co.	1,833	107,542

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†#	20,200	135,946
DG Fastchannel, Inc.†	23,700	477,318

		613,264

Building & Construction Products-Misc. - 0.2%

Advanced Environmental Recycling Technologies, Inc., Class A†	109,600	147,960
Builders FirstSource, Inc.†#	12,200	159,820
Gibraltar Industries, Inc.#	9,450	188,811
Interline Brands, Inc.†	16,900	409,656
Simpson Manufacturing Co., Inc.#	6,800	224,400

		1,130,647

Building & Construction-Misc. - 0.0%

Insituform Technologies, Inc., Class A†#	12,300	202,827

Building Products-Air & Heating - 0.2%

Aaon, Inc.	18,900	395,766
KSW, Inc.†	51,660	387,450

		783,216

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	4,035	101,561

Building Products-Light Fixtures - 0.1%

Genlyte Group, Inc.†#	9,600	696,672

Building Products-Wood - 0.1%

Universal Forest Products, Inc.#	10,100	376,629

Building-Heavy Construction - 1.2%

Chicago Bridge & Iron Co. NV	88,154	3,292,552
Perini Corp.†	43,687	2,472,684

		5,765,236

Building-Maintance & Services - 0.1%

Home Solutions of America, Inc.†	46,200	140,910
Rollins, Inc.	8,100	215,136

		356,046

Building-MobileHome/Manufactured Housing - 0.0%

Skyline Corp.	6,500	194,545
Winnebago Industries, Inc.#	800	21,336

		215,881

Building-Residential/Commerical - 0.5%

Amrep Corp.#	16,830	565,488
Brookfield Homes Corp.#	3,500	69,370
Meritage Homes Corp.†#	17,400	315,288
NVR, Inc.†#	2,067	1,156,486
Standard-Pacific Corp.#	26,900	269,807

		2,376,439

Cable TV - 0.1%

LodgeNet Entertainment Corp.†	13,400	351,080

Capacitors - 0.0%

KEMET Corp.†#	12,500	86,250

Casino Hotel - 0.0%

Monarch Casino & Resort, Inc.†	1,300	36,881

Casino Services - 0.1%

Progressive Gaming International Corp.†	65,800	336,896

Cellular Telecom - 0.1%

Rural Cellular Corp. Class A†	9,520	408,979
Syniverse Holdings, Inc.†	7,130	100,747

		509,726

Chemicals-Diversified - 1.1%

Celanese Corp., Class A	88,914	3,193,791
Olin Corp.#	55,200	1,183,488
Pioneer Cos., Inc.†#	25,728	900,737

		5,278,016

Chemicals-Plastics - 0.3%

Landec Corp.†	66,200	893,700
Spartech Corp.	28,300	612,978

		1,506,678

Chemicals-Specialty - 0.9%

Arch Chemicals, Inc.	18,600	805,752
Ferro Corp.#	7,200	140,904

ICO, Inc.†	40,951	470,117
Methanex Corp.	19,827	447,099
Penford Corp.	11,900	420,070
Quaker Chemical Corp.	13,400	294,800
Sensient Technologies Corp.	36,300	983,367
Symyx Technologies, Inc.†#	7,800	69,810
Terra Industries, Inc.†#	20,731	538,384

		4,170,303

Coal - 0.2%

Foundation Coal Holdings, Inc.	19,100	647,872
Westmoreland Coal Co.†	5,200	107,640

		755,512

Coffee - 0.1%

Green Mountain Coffee Roasters, Inc.†	20,400	695,028

Commerce - 0.1%

Ariba, Inc.†#	37,300	328,240

Commercial Services - 1.1%

Convergys Corp.†	36,151	605,529
CPI Corp.	26,271	1,175,890
HMS Holdings Corp.†	20,100	473,355
PeopleSupport, Inc.†	13,600	171,088
Pre-Paid Legal Services, Inc.†	18,633	1,028,355
Quanta Services, Inc.†	9,417	266,219
Standard Parking Corp.†	6,731	234,643
Team, Inc.†	18,000	422,280
TeleTech Holdings, Inc.†	25,200	737,100

		5,114,459

Commercial Services-Finance - 0.9%

Bankrate, Inc.†#	9,100	356,083
Coinstar, Inc.†	11,868	387,846
Deluxe Corp.	68,401	2,600,606
Heartland Payment Systems, Inc.#	7,400	220,372
Jackson Hewitt Tax Service, Inc.#	11,400	329,118
PRG-Schultz International, Inc.†#	28,253	402,323

		4,296,348

Communications Software - 0.1%

Captaris, Inc.†	42,200	226,192
Digi International, Inc.†	17,400	246,210

		472,402

Computer Services - 1.1%

CGI Group, Inc., Class A†	8,247	90,965
CIBER, Inc.†#	17,400	137,982
COMSYS IT Partners, Inc.†	63,214	1,201,698
FactSet Research Systems, Inc.#	17,100	1,024,803
Furmanite Corp.†	46,900	381,766
Manhattan Associates, Inc.†	24,300	701,784
Sykes Enterprises, Inc.†	61,900	1,020,731
Tyler Technologies, Inc.†#	58,300	864,589

		5,424,318

Computers - 0.2%

Palm, Inc.†#	53,400	801,534

Computers-Integrated Systems - 0.8%

3D Systems Corp.†#	11,600	232,464
Brocade Communications Systems, Inc.†	44,300	310,100
Catapult Communications Corp.†#	8,100	56,781
Cray, Inc.†	23,400	165,204
Integral Systems, Inc#	18,700	452,166
Jack Henry & Assoc., Inc.	44,600	1,170,304
MTS Systems Corp.	14,400	606,528
NetScout Systems, Inc.†	31,500	292,950
Radiant Systems, Inc.†	23,700	356,685

		3,643,182

Computers-Memory Devices - 0.3%

WD Media, Inc.†#	6,500	208,910
Western Digital Corp.†	27,121	633,547
Xyratex, Ltd.†	18,389	382,859

		1,225,316

Computers-Periphery Equipment - 0.5%

Immersion Corp.†#	149,135	2,235,534
Synaptics, Inc.†#	7,100	307,430

		2,542,964

Consulting Services - 0.6%

Diamond Management & Technology Consultants, Inc.	7,100	71,497
First Consulting Group, Inc.†	9,436	89,359
Forrester Research, Inc.†	28,700	729,267
LECG Corp.†#	17,800	273,052
Watson Wyatt Worldwide, Inc., Class A	41,543	1,965,399

		3,128,574

Consumer Products-Misc. - 0.7%

American Greetings Corp., Class A#	24,609	608,827
Blyth, Inc.	16,721	373,882
Fossil, Inc.†	18,200	609,882
Helen of Troy, Ltd.†#	8,188	185,458
Jarden Corp.†#	11,400	373,806
Russ Berrie & Co., Inc.†	16,600	248,336
Tupperware Brands Corp.	30,271	932,044

		3,332,235

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	20,770	498,895
Silgan Holdings, Inc.	14,885	760,475

		1,259,370

Containers-Paper/Plastic - 0.5%

AEP Industries, Inc.†#	13,148	486,739
Chesapeake Corp.#	13,400	131,320
Pactiv Corp.†	67,110	1,962,967

		2,581,026

Data Processing/Management - 0.6%

Acxiom Corp.	77,699	1,903,626
Dun & Bradstreet Corp.	1,508	147,105
FalconStor Software, Inc.†#	23,400	256,464
Global Payments, Inc.	17,900	706,692

		3,013,887

Decision Support Software - 0.5%

DemandTec, Inc.†	8,700	83,433
Interactive Intelligence, Inc.†	21,900	428,145
SPSS, Inc.†#	44,642	1,819,161

Wind River Systems, Inc.†	21,200	223,660

		2,554,399

Diagnostic Equipment - 0.0%

Home Diagnostics, Inc.†	2,800	27,496

Diagnostic Kits - 0.5%

Dade Behring Holdings, Inc.	32,582	2,460,267
Idexx Laboratories, Inc.†	964	107,727

		2,567,994

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†#	23,400	197,262

Disposable Medical Products - 0.1%

Rochester Medical Corp.†	18,200	290,290
Volcano Corp.†	12,800	190,080

		480,370

Distribution/Wholesale - 0.4%

Bell Microproducts, Inc.†	45,000	308,700
Core-Mark Holding Co., Inc.†#	10,634	358,791
Navarre Corp.†	62,000	233,740
NuCo2, Inc.†#	12,600	331,254
Pool Corp.#	11,611	379,099
Scansource, Inc.†#	2,400	66,480
Tech Data Corp.†	6,977	272,034

		1,950,098

Diversified Manufacturing Operations - 2.2%

A.O. Smith Corp.#	26,600	1,282,120
Actuant Corp., Class A#	16,300	994,137
EnPro Industries, Inc.†	28,026	1,171,207
ESCO Technologies, Inc.†#	23,300	765,871
GenTek, Inc.†#	11,823	363,557
Harsco Corp.	28,900	1,608,285
LSB Industries, Inc.†	20,800	458,016
Matthews International Corp., Class A	21,500	927,510
Teleflex, Inc.	38,004	2,955,571

		10,526,274

Drug Delivery Systems - 0.2%

Alkermes, Inc.†#	13,200	222,420
Nastech Pharmaceutical Co., Inc.†	16,400	226,976
Noven Pharmaceuticals, Inc.†#	21,200	323,512

		772,908

E-Commerce/Products - 0.1%

drugstore.com, Inc.†	38,237	110,887
FTD Group, Inc.	10,723	190,548

		301,435

E-Commerce/Services - 0.8%

Napster, Inc.†	57,500	174,225
priceline.com, Inc.†#	45,846	3,804,301

		3,978,526

E-Marketing/Info - 0.2%

Digital River, Inc.†#	17,600	815,936

E-Services/Consulting - 0.1%

RightNow Technologies, Inc.†#	21,100	309,115
Websense, Inc.†	15,000	308,550

		617,665

Electric Products-Misc. - 1.0%

GrafTech International, Ltd.†	217,091	3,644,958
Littelfuse, Inc.†	30,351	1,013,723

		4,658,681

Electric-Distribution - 0.0%

EnerNOC, Inc.†	2,300	82,018

Electric-Integrated - 1.7%

Allete, Inc.#	2,746	115,634
Black Hills Corp.#	5,500	226,545
Central Vermont Public Service Corp.	10,300	371,830
Cleco Corp.	13,600	313,344
El Paso Electric Co.†	148,557	3,315,792
Pike Electric Corp.†#	12,600	238,140
PNM Resources, Inc.	11,100	256,632
Portland General Electric Co.	28,100	747,179
The Empire District Electric Co.#	14,500	332,485
Unisource Energy Corp.	62,333	1,846,304
Westar Energy, Inc.	12,200	296,338

		8,060,223

Electronic Components-Misc. - 0.5%

Cubic Corp.#	27,650	1,093,005
Methode Electronics, Inc.	68,035	982,425
Plexus Corp.†	5,400	128,358
Stoneridge, Inc.†#	7,570	79,031

		2,282,819

Electronic Components-Semiconductors - 1.8%

Advanced Analogic Technologies, Inc.†#	26,900	244,521
Amkor Technology, Inc.†#	71,229	820,558
Conexant Systems, Inc.†#	258,900	289,968
Diodes, Inc.†#	21,550	653,180
IPG Photonics Corp.†	2,800	51,716
Kopin Corp.†	4,620	16,955
Lattice Semiconductor Corp.†	36,400	181,636
Leadis Technology, Inc.†	56,800	186,872
Microtune, Inc.†	51,100	304,045
Mindspeed Technologies, Inc.†	155,100	263,670
MIPS Technologies, Inc.†	37,000	289,340
ON Semiconductor Corp.†#	322,116	3,775,200
Pixelworks, Inc.†	85,000	93,500
Semtech Corp.†	26,500	472,760
Silicon Laboratories, Inc.†	15,600	575,952
Virage Logic Corp.†	8,600	58,394
Volterra Semiconductor Corp.†#	9,600	104,256
Zarlink Semiconductor, Inc.†	52,100	79,713

		8,462,236

Electronic Design Automation - 0.2%

Ansoft Corp.†	10,100	301,889
Comtech Group, Inc.†#	11,300	191,196
Magma Design Automation, Inc.†#	7,763	106,664
Synplicity, Inc.†	39,400	257,282

		857,031

Electronic Measurement Instruments - 0.6%

Analogic Corp.	15,479	1,068,980
Axsys Technologies, Inc.†	14,600	347,334

CyberOptics Corp.†	18,900	245,889
FARO Technologies, Inc.†	13,200	530,772
Measurement Specialties, Inc.†#	800	19,304
National Instruments Corp.	7,900	249,403
Orbotech, Ltd.†	13,000	281,450
Zygo Corp.†	18,100	232,585

		2,975,717

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	2,700	195,075
LoJack Corp.†	18,113	344,872

		539,947

Energy-Alternate Sources - 0.1%

Headwaters, Inc.†#	20,800	343,616
Plug Power, Inc.†	116,900	315,630

		659,246

Engineering/R&D Services - 0.8%

EMCOR Group, Inc.†	102,898	3,225,852
Michael Baker Corp.†	13,000	539,760

		3,765,612

Enterprise Software/Service - 0.9%

American Software, Inc., Class A	41,593	470,417
Neoware, Inc.†	7,000	112,280
Omnicell, Inc.†#	58,651	1,415,835
Open Text Corp.†#	5,887	146,410
PROS Holdings, Inc.†	3,900	52,065
Salary.Com, Inc.†	7,500	91,725
Sybase, Inc.†	96,922	2,234,052

		4,522,784

Entertainment Software - 0.1%

THQ, Inc.†	21,500	618,985

Finance-Auto Loans - 0.1%

Consumer Portfolio Services†	47,000	258,500

Finance-Consumer Loans - 0.3%

Ocwen Financial Corp.†#	131,435	1,232,860
World Acceptance Corp.†#	5,201	161,283

		1,394,143

Finance-Credit Card - 0.3%

Advanta Corp., Class B	51,337	1,344,003

Finance-Investment Banker/Broker - 0.7%

Knight Capital Group, Inc., Class A†	49,300	677,382
optionsXpress Holdings, Inc.#	9,700	228,144
Penson Worldwide, Inc.†#	16,400	257,480
Piper Jaffray Cos., Inc.†#	12,600	647,136
SWS Group, Inc.#	97,668	1,732,630

		3,542,772

Finance-Leasing Companies - 0.1%

Financial Federal Corp.#	15,500	472,905
Marlin Business Services, Corp.†	12,000	198,840

		671,745

Finance-Mortgage Loan/Banker - 0.1%

Delta Financial Corp.#	16,901	91,772
Federal Agricultural Mtg. Corp., Class C	9,600	312,960

		404,732

Finance-Other Services - 0.1%

MarketAxess Holdings, Inc.†#	15,200	264,936

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd.	21,800	568,326

Firearms & Ammunition - 0.4%

Sturm Ruger & Co., Inc.†#	100,796	1,838,519

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	5,800	157,644
Seneca Foods Corp., Class B†	2,700	72,387

		230,031

Food-Confectionery - 0.1%

The J. M. Smucker Co.	5,878	323,349

Food-Misc. - 1.0%

Corn Products International, Inc.	47,615	2,152,198
M&F Worldwide Corp.†	16,700	941,880
Seaboard Corp.#	954	1,983,366

		5,077,444

Food-Retail - 0.1%

Village Super Market, Class A	5,400	258,336

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	1,668	43,919
Nash Finch Co.#	7,298	273,748
Spartan Stores, Inc.#	32,239	820,160

		1,137,827

Footwear & Related Apparel - 0.3%

Deckers Outdoor Corp.†#	13,033	1,227,578

Gambling (Non-Hotel) - 0.1%

Lakes Entertainment, Inc.†#	26,000	281,840

Garden Products - 0.3%

Toro Co.	22,700	1,342,705

Gas-Distribution - 1.9%

AGL Resources, Inc.	6,414	254,700
Energen Corp.	82,274	4,418,114
EnergySouth, Inc.	7,400	356,606
Northwest Natural Gas Co.#	36,255	1,684,407
Piedmont Natural Gas, Inc.#	30,800	813,120
SEMCO Energy, Inc.†#	76,065	578,855
Southwest Gas Corp.	20,400	591,804
UGI Corp.	18,837	481,285
WGL Holdings, Inc.	3,800	124,982

		9,303,873

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	5,152	257,085

Health Care Cost Containment - 0.1%

Healthspring, Inc.†#	28,606	534,646

Heart Monitors - 0.0%

Arrhythmia Research Technology†	13,800	175,122

Home Furnishings - 0.2%

American Woodmark Corp.#	27,492	829,434

Tempur-Pedic International, Inc.#	3,445	99,560

		928,994

Hospital Beds/Equipment - 0.5%

Kinetic Concepts, Inc.†	41,576	2,499,133

Hotels/Motels - 0.3%

Choice Hotels International, Inc.	9,571	358,721
Interstate Hotels & Resorts, Inc.†	173,020	674,778
Red Lion Hotels Corp.†	23,700	223,491

		1,256,990

Housewares - 0.1%

Libbey, Inc.	20,600	372,860

Human Resources - 1.0%

Barrett Business Services, Inc.	10,800	263,304
Heidrick & Struggles International, Inc.†	23,008	1,077,925
Hudson Highland Group, Inc.†	18,100	253,762
Kforce, Inc.†	22,967	349,558
Korn/Ferry International†	40,600	901,726
MPS Group, Inc.†	54,000	743,040
On Assignment, Inc.†	26,200	277,196
Resources Connection, Inc.	23,200	696,000
Spherion Corp.†	40,800	360,672

		4,923,183

Identification Systems - 0.2%

Checkpoint Systems, Inc.†	32,362	901,282
Cogent, Inc.†#	5,900	84,665

		985,947

Industrial Audio & Video Products - 0.2%

Dolby Laboratories, Inc., Class A†	23,645	861,387

Industrial Automated/Robotic - 0.0%

Intermec, Inc.†#	7,000	171,850

Instruments-Controls - 0.7%

Mettler Toledo International, Inc.†	33,818	3,189,376
Woodward Governor Co.	4,300	252,539

		3,441,915

Instruments-Scientific - 0.5%

FEI Co.†#	23,600	661,508
Varian, Inc.†	26,441	1,586,989

		2,248,497

Insurance Broker - 0.2%

Life Partners Holdings, Inc.	23,600	1,160,412

Insurance-Life/Health - 0.3%

FBL Financial Group, Inc., Class A	1,816	71,060
Reinsurance Group of America, Inc.	14,767	801,996
The Phoenix Cos., Inc.	55,000	761,750

		1,634,806

Insurance-Multi-line - 0.5%

American Financial Group, Inc.#	49,954	1,408,703
Citizens, Inc.†	26,608	200,624
HCC Insurance Holdings, Inc.	34,875	962,899

		2,572,226

Insurance-Property/Casualty - 0.9%

American Physicians Capital, Inc.	27,900	1,108,188
American Safety Insurance Holdings, Ltd.†	6,671	132,019
Commerce Group, Inc.#	1,900	60,572
Employers Holdings, Inc.	7,400	138,602
Infinity Property & Casualty Corp.	14,400	597,024
James River Group, Inc.#	2,349	78,222
Markel Corp.†	1,600	761,056
Meadowbrook Insurance Group, Inc.†	22,200	196,026
Mercer Insurance Group Inc.	9,700	173,630
NYMAGIC, Inc.#	14,973	450,088
Philadelphia Consolidated Holding Corp.†	4,255	170,285
Procentury Corp.	15,100	214,118
Selective Insurance Group, Inc.#	12,000	253,200

		4,333,030

Insurance-Reinsurance - 1.5%

Argo Group International Holdings, Ltd.†	5,435	221,639
Aspen Insurance Holdings, Ltd.	109,283	2,741,911
Endurance Specialty Holdings, Ltd.	64,520	2,572,412
Odyssey Re Holdings Corp.#	44,922	1,627,075
Platinum Underwriters Holdings, Ltd.	2,689	93,255
RenaissanceRe Holdings, Ltd.	1,319	75,552

		7,331,844

Internet Application Software - 0.6%

DealerTrack Holdings, Inc.†	8,600	328,520
Interwoven, Inc.†	17,400	226,722
Motive, Inc.†#	31,900	76,560
RealNetworks, Inc.†#	138,800	864,724
Vignette Corp.†	62,300	1,215,473

		2,711,999

Internet Content-Information/News - 0.2%

CNET Networks, Inc.†#	52,100	381,372
The Knot, Inc.†#	10,700	224,165
TheStreet.com, Inc.	23,900	244,258

		849,795

Internet Financial Services - 0.1%

Online Resources Corp.†	28,600	364,936

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	128,600	225,050

Internet Infrastructure Software - 0.3%

Chordiant Software, Inc.†	33,341	498,114
Imergent, Inc.	17,800	337,310
TeleCommunication Systems, Inc., Class A†	59,552	243,568
TIBCO Software, Inc.†	73,600	582,176

		1,661,168

Internet Security - 0.1%

Actividentity Corp.†	59,000	291,460
Blue Coat Systems, Inc.†#	3,776	314,956
Sourcefire, Inc.†#	7,600	72,808

		679,224

Intimate Apparel - 0.3%

The Warnaco Group, Inc.†	39,493	1,378,306

Investment Companies - 0.0%

Technology Investment Capital Corp.	10,300	135,342

Investment Management/Advisor Services - 0.4%

Affiliated Managers Group, Inc.†#	8,800	996,600
Calamos Asset Management, Inc., Class A	7,016	162,912
National Financial Partners Corp.#	4,700	229,783
U.S. Global Investors, Inc., Class A	20,200	418,140

		1,807,435

Lasers-System/Components - 0.1%

Cymer, Inc.†	9,800	388,472
Newport Corp.†#	25,000	345,250

		733,722

Leisure Products - 0.1%

Brunswick Corp.#	14,000	352,100
GameTech International, Inc.†	30,200	191,468

		543,568

Linen Supply & Related Items - 0.2%

Angelica Corp.	11,800	240,248
G&K Services, Inc., Class A#	14,600	608,090

		848,338

Machine Tools & Related Products - 0.0%

K-Tron International, Inc.†	2,400	214,800

Machinery-Electrical - 0.3%

Baldor Electric Co.	28,200	1,174,248
Franklin Electric Co., Inc.#	800	33,024
Regal-Beloit Corp.	7,200	363,672

		1,570,944

Machinery-Farming - 0.0%

Lindsay Corp.#	3,700	149,961

Machinery-General Industrial - 1.1%

Applied Industrial Technologies, Inc.	52,750	1,686,945
Hirsch International Corp., Class A†	75,700	195,306
IDEX Corp.	10,100	388,547
Intevac, Inc.†#	82,113	1,341,726
Kadant, Inc.†	10,100	287,850
Robbins & Myers, Inc.	2,983	161,619
The Manitowoc Co., Inc.	2,367	188,153
Twin Disc, Inc.	7,600	412,452
Wabtec Corp.	14,300	535,821

		5,198,419

Machinery-Material Handling - 0.1%

Cascade Corp.	4,000	294,440

Machinery-Pumps - 0.1%

Graco, Inc.	14,700	594,027

Medical Imaging Systems - 0.0%

Vital Images, Inc.†#	9,600	177,984

Medical Information Systems - 0.1%

Allscripts Healthcare Solutions, Inc.†#	12,600	284,886

Medical Instruments - 1.0%

AngioDynamics, Inc.†#	7,800	151,788
Bovie Medical Corp.†	32,900	222,075
Bruker BioSciences Corp.†	74,400	531,216
CONMED Corp.†	40,815	1,185,676
DJO, Inc.†	10,400	506,272
Edwards Lifesciences Corp.†	8,400	405,720
ev3, Inc.†#	8,000	122,480
Micrus Endovascular Corp.†#	3,900	92,898
Natus Medical, Inc.†	18,100	291,229
NuVasive, Inc.†#	8,200	261,580
OrthoLogic Corp.†	192,300	276,912
Stereotaxis, Inc.†	14,000	185,220
Synergetics USA, Inc.†	31,361	125,130
Thoratec Corp.†#	21,000	434,070
Vascular Solutions, Inc.†	29,900	236,210

		5,028,476

Medical Laser Systems - 0.1%

Candela Corp.†	6,485	46,822
Palomar Medical Technologies, Inc.†#	10,300	324,450
PhotoMedex, Inc.†	154,300	138,870

		510,142

Medical Products - 1.3%

Hanger Orthopedic Group, Inc.†	26,100	274,833
HealthTronics, Inc.†	12,968	61,728
Henry Schein, Inc.†	15,500	901,945
Lifecore Biomedical, Inc.†	22,000	255,640
Mentor Corp.#	20,400	909,636
NMT Medical, Inc.†	16,200	120,528
Northstar Neuroscience, Inc.†	5,300	60,208
NxStage Medical, Inc.†#	12,900	160,218
Sonic Innovations, Inc.†	41,500	344,035
Span-America Medical Systems, Inc.	12,500	211,750
TomoTherapy, Inc.†#	3,900	93,093
Tutogen Medical, Inc.†	34,000	294,100
Vnus Medical Technologies, Inc.†	23,800	343,672
West Pharmaceutical Services, Inc.#	40,002	1,602,080
Wright Medical Group, Inc.†	16,700	437,373

		6,070,839

Medical Sterilization Products - 0.1%

STERIS Corp.	23,700	665,259

Medical-Biomedical/Gene - 2.5%

Alexion Pharmaceuticals, Inc.†#	5,800	350,726
American Oriental Bioengineering, Inc.†	14,500	134,850
Applera Corp.- Celera Group†	17,000	223,890
BioMimetic Therapeutics, Inc.†	2,300	34,661
Coley Pharmaceutical Group, Inc.†	28,900	99,416
CryoLife, Inc.†	34,400	317,512
CuraGen Corp.†	72,700	85,786
Cytokinetics, Inc.†#	42,200	205,936
deCODE genetics, Inc.†#	15,700	61,858
Enzon Pharmaceuticals, Inc.†#	35,700	289,527
Exelixis, Inc.†#	20,000	225,000
Geron Corp.†#	110,400	793,776
GTx, Inc.†#	42,900	686,400
Harvard Bioscience, Inc.†	61,600	283,360
Human Genome Sciences, Inc.†#	9,300	85,653
Immunogen, Inc.†	63,900	285,633
Incyte Corp.†#	25,800	150,672
Integra LifeSciences Holdings Corp.†#	19,600	951,972
InterMune, Inc.†#	16,100	318,297

Invitrogen Corp.†	25,686	2,000,939
LifeCell Corp.†#	30,300	1,003,233
Martek Biosciences Corp.†#	12,800	345,856
Myriad Genetics, Inc.†#	15,200	668,192
Nektar Therapeutics†#	1,900	15,694
Savient Pharmaceuticals, Inc.†#	14,600	192,428
Seattle Genetics, Inc.†	52,300	536,598
Sonus Pharmaceuticals, Inc.†	55,900	241,488
SuperGen, Inc.†	57,200	232,232
Tercica, Inc.†#	12,000	79,440
Third Wave Technologies, Inc.†	46,000	351,900
Vertex Pharmaceuticals, Inc.†#	12,811	499,117
Vical, Inc.†	48,985	238,067

		11,990,109

Medical-Drugs - 1.8%

Acadia Pharmaceuticals, Inc.†	9,000	129,510
Amicus Therapeutics, Inc.†	1,700	20,196
Axcan Pharma, Inc.†	5,251	100,189
Cadence Pharmaceuticals, Inc.†#	4,500	64,620
Cephalon, Inc.†#	6,100	457,805
CollaGenex Pharmaceuticals, Inc.†	19,300	247,426
Cubist Pharmaceuticals, Inc.†#	14,600	334,048
Indevus Pharmaceuticals, Inc.†	41,900	284,501
King Pharmaceuticals, Inc.†	128,135	1,925,869
Medicis Pharmaceutical Corp., Class A#	18,200	555,828
OSI Pharmaceuticals, Inc.†	58,813	2,006,111
Pozen, Inc.†#	22,103	220,809
Rigel Pharmaceuticals, Inc.†#	37,500	343,500
Sciele Pharma, Inc.†	47,900	1,105,532
ViroPharma, Inc.†#	46,224	458,080
XenoPort, Inc.†#	12,909	536,111

		8,790,135

Medical-Generic Drugs - 0.0%

Watson Pharmaceuticals, Inc.†	4,274	127,451

Medical-HMO - 1.8%

AMERIGROUP Corp.†	56,918	1,802,593
Centene Corp.†	27,285	551,430
Magellan Health Services, Inc.†	10,959	444,935
Molina Healthcare, Inc.†#	29,972	1,020,547
Sierra Health Services, Inc.†	4,346	182,532
WellCare Health Plans, Inc.†	48,696	4,806,295

		8,808,332

Medical-Hospitals - 0.1%

LifePoint Hospitals, Inc.†	19,900	559,190

Medical-Nursing Homes - 0.1%

Advocat, Inc.†	13,000	135,070
Skilled Healthcare Group, Inc. Class A†	9,200	133,676

		268,746

Medical-Outpatient/Home Medical - 0.6%

Air Methods Corp.†	10,600	420,078
Apria Healthcare Group, Inc.†#	96,199	2,561,779

		2,981,857

Metal Processors & Fabrication - 0.4%

Ampco-Pittsburgh Corp.	8,100	344,493
LB Foster Co., Class A†	22,800	856,368
Mueller Industries, Inc.	2,634	91,242
RBC Bearings, Inc.†	15,800	560,900

		1,853,003

Metal-Diversified - 0.2%

Hecla Mining Co.†#	132,220	991,650

Metal-Iron - 0.1%

Mesabi Trust	13,000	266,630

Mining - 0.3%

Allied Nevada Gold Corp.†	19,293	73,892
Lihir Gold, Ltd.†	52,100	131,978
Meridian Gold, Inc.†	27,200	755,344
Northgate Minerals Corp.†	61,167	183,501
Vista Gold Corp.†	24,300	104,976

		1,249,691

Motion Pictures & Services - 0.1%

Lions Gate Entertainment Corp.†	59,592	566,124

MRI/Medical Diagnostic Imaging - 0.2%

Alliance Imaging, Inc.†	12,245	107,878
Nighthawk Radiology Holdings, Inc.†#	12,400	272,304
RadNet, Inc.†	42,600	383,400

		763,582

Multimedia - 0.2%

Belo Corp., Class A	34,000	586,160
WPT Enterprises, Inc.†	55,500	194,805

		780,965

Music - 0.1%

Steinway Musical Instruments, Inc.	9,000	287,730

Networking Products - 0.2%

Acme Packet, Inc.†#	3,300	49,434
Anixter International, Inc.†#	3,400	261,018
Atheros Communications, Inc.†#	8,800	263,208
Avici Systems, Inc.	28,700	277,529
Ixia†	18,400	167,440

		1,018,629

Non-Ferrous Metals - 0.1%

USEC, Inc.†#	19,300	258,427

Non-Hazardous Waste Disposal - 0.2%

Waste Connections, Inc.†	22,900	696,618
Waste Industries USA, Inc.	1,307	42,412

		739,030

Office Automation & Equipment - 0.2%

IKON Office Solutions, Inc.#	63,200	887,328

Office Furnishings-Original - 0.2%

Knoll, Inc.	53,249	1,012,263

Oil & Gas Drilling - 0.7%

Grey Wolf, Inc.†#	478,520	3,177,373

Oil Companies-Exploration & Production - 1.1%

American Oil And Gas, Inc.†	56,800	329,440
ATP Oil & Gas Corp.†	2,800	120,540
Barnwell Industries, Inc.	13,200	233,508
Bill Barrett Corp.†#	19,800	697,752
Brigham Exploration Co.†	50,600	255,530
Clayton Williams Energy, Inc.†	12,400	347,820

Concho Resources, Inc.†	13,200	167,508
FieldPoint Petroleum Corp.†	86,200	130,162
Forest Oil Corp.†#	25,000	966,250
FX Energy, Inc.†	40,500	254,340
GeoMet, Inc.†#	21,300	125,670
Mariner Energy, Inc.†#	51,231	1,074,314
Meridian Resource Corp.†	82,200	190,704
Rosetta Resources, Inc.†	6,100	102,358
TransGlobe Energy Corp.†	52,300	209,723

		5,205,619

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.#	5,493	150,618

Oil Field Machinery & Equipment - 0.2%

Bolt Technology Corp.†	18,800	716,468
FMC Technologies, Inc.†	3,400	321,980

		1,038,448

Oil Refining & Marketing - 0.7%

Frontier Oil Corp.	4,359	178,850
Holly Corp.	21,965	1,463,967
Tesoro Corp.	38,905	1,919,184

		3,562,001

Oil-Field Services - 1.5%

Exterran Holdings, Inc.†#	7,670	594,425
Key Energy Services, Inc.†	3,300	48,840
MarkWest Hydrocarbon, Inc.	18,273	918,949
Matrix Service Co.†	18,900	357,588
Oil States International, Inc.†	17,400	734,280
SEACOR Holdings, Inc.†	14,300	1,255,540
Trico Marine Services, Inc.†#	81,363	2,673,588
Union Drilling, Inc.†#	9,400	135,360
W-H Energy Services, Inc.†	7,500	476,700

		7,195,270

Paper & Related Products - 0.9%

Buckeye Technologies, Inc.†	95,107	1,480,816
Rock-Tenn Co., Class A	84,233	2,441,915
Smurfit-Stone Container Corp.†	22,100	233,376

		4,156,107

Patient Monitoring Equipment - 0.1%

Masimo Corp.†	1,900	39,900
Somanetics Corp.†	12,400	241,056

		280,956

Pharmacy Services - 0.1%

HealthExtras, Inc.†#	15,200	427,272

Physicians Practice Management - 0.1%

American Dental Partners, Inc.†	20,776	497,585
I-Trax, Inc.†	31,493	100,778

		598,363

Power Converter/Supply Equipment - 0.3%

Active Power, Inc.†	83,600	123,728
Advanced Energy Industries, Inc.†	74,211	1,204,445

		1,328,173

Printing-Commercial - 0.2%

Cenveo, Inc.†#	35,800	702,396
Multi-Color Corp.	8,829	327,997

		1,030,393

Publishing-Books - 0.1%

Scholastic Corp.†	21,015	716,191

Racetrack - 0.1%

Dover Motorsports, Inc.	58,800	351,036

Radio - 0.2%

Entercom Communications Corp., Class A#	6,800	144,840
Saga Communications, Inc., Class A†	30,400	218,880
Salem Communications Corp., Class A	24,900	255,723
Westwood One, Inc.#	119,294	344,760

		964,203

Real Estate Investment Trusts - 3.2%

Agree Reality Corp.#	1,951	59,506
Ashford Hospitality Trust, Inc.	71,000	774,610
Capital Trust, Inc., Class A#	20,003	693,304
Cousins Properties, Inc.	26,800	736,196
DiamondRock Hospitality Co.	9,900	177,705
EastGroup Properties, Inc.#	14,200	602,506
Equity Lifestyle Properties, Inc.	42,729	2,080,902
Essex Property Trust, Inc.#	1,500	176,685
Extra Space Storage, Inc.#	46,000	707,020
FelCor Lodging Trust, Inc.	32,500	713,050
First Industrial Realty Trust, Inc.#	7,400	301,772
Getty Realty Corp.#	29,900	815,373
Gramercy Capital Corp.#	76,642	1,927,546
LaSalle Hotel Properties	13,100	545,484
Parkway Properties, Inc.#	5,900	273,052
PS Business Parks, Inc.	5,800	327,700
Ramco-Gershenson Properties Trust	22,500	725,625
Resource Capital Corp.#	12,100	145,200
Saul Centers, Inc.	6,900	345,414
Taubman Centers, Inc.	58,464	3,015,573
Washington Real Estate Investment Trust#	12,300	402,825
Winthrop Realty Trust	15,100	95,885

		15,642,933

Real Estate Management/Services - 0.1%

Grubb & Ellis Co.†	26,300	238,278
Jones Lang LaSalle, Inc.	4,371	488,153

		726,431

Real Estate Operations & Development - 0.3%

Avatar Holdings, Inc.†#	21,433	1,302,698
Hilltop Holdings, Inc.†#	3,750	45,075
Stratus Properties, Inc.†	7,600	249,660

		1,597,433

Recreational Vehicles - 0.1%

Polaris Industries, Inc.#	6,239	297,912

Recycling - 0.1%

Metal Management, Inc.	10,100	473,791

Rental Auto/Equipment - 0.1%

Electro Rent Corp.#	6,300	91,539
H&E Equipment Services, Inc.†#	28,000	575,680

		667,219

Research & Development - 0.2%
Albany Molecular Research, Inc.†	24,700	361,114
Exponent, Inc.†	12,800	311,808
Senomyx, Inc.†#	7,100	94,856

		767,778

Respiratory Products - 0.2%
ResMed, Inc.†#	23,500	955,510

Retail-Apparel/Shoe - 1.4%
Aeropostale, Inc.†	45,300	937,710
Ann Taylor Stores Corp.†	25,650	803,871
Christopher & Banks Corp.#	12,700	153,416
Dress Barn, Inc.†#	94,033	1,645,578
Hot Topic, Inc.†	29,000	242,730
J Crew Group, Inc.†	1,900	94,639
Jos. A. Bank Clothiers, Inc.†#	17,493	527,414
Lululemon Athletica, Inc.†	3,300	112,431
Men’s Wearhouse, Inc.	26,330	1,334,404
Mothers Work, Inc.†#	16,245	332,210
The Finish Line, Inc., Class A	5,200	29,328
Tween Brands, Inc.†#	16,100	474,950
Under Armour, Inc., Class A†#	3,700	240,537

		6,929,218

Retail-Arts & Crafts - 0.0%
A.C. Moore Arts & Crafts, Inc.†#	4,900	91,581

Retail-Automobile - 0.2%
Asbury Automotive Group, Inc.#	34,100	737,242
Rush Enterprises, Inc., Class A†#	2,100	53,256

		790,498

Retail-Bookstore - 0.1%
Books-A-Million, Inc.	13,900	185,148
Borders Group, Inc.	31,200	468,000

		653,148

Retail-Computer Equipment - 0.4%
PC Connection, Inc.†	21,300	273,918
PC Mall, Inc.†#	29,129	357,413
Systemax, Inc.#	68,146	1,267,515

		1,898,846

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	23,000	652,280
The Pantry, Inc.†#	12,300	409,959

		1,062,239

Retail-Discount - 0.8%

Big Lots, Inc.†#	86,415	2,572,575
Dollar Tree Stores, Inc.†	25,516	1,108,670

		3,681,245

Retail-Drug Store - 0.1%

Allion Healthcare, Inc.†	61,200	390,456

Retail-Fabric Store - 0.4%

Jo-Ann Stores, Inc.†	84,132	1,892,970

Retail-Hair Salons - 0.0%

Regis Corp.	2,946	97,247

Retail-Home Furnishings - 0.0%

Cost Plus, Inc.†#	6,700	26,800

Retail-Jewelry - 0.1%

Zale Corp.†#	17,000	381,990

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	10,200	187,068

Retail-Mail Order - 0.1%

Sport Supply Group, Inc.	27,600	267,720
Zones, Inc.†	24,200	241,516

		509,236

Retail-Restaurants - 1.9%

AFC Enterprises, Inc.†#	44,963	670,398
Applebee’s International, Inc.	15,775	391,378
Benihana, Inc.†	5,300	98,792
BJ’s Restaurants, Inc.†#	13,300	301,245
CBRL Group, Inc.#	9,873	369,448
CEC Entertainment, Inc.†	6,250	191,875
Famous Dave’s of America, Inc.†	16,700	318,636
Jack in the Box, Inc.†	35,107	2,184,357
Luby’s, Inc.†	25,300	289,938
Panera Bread Co., Class A†#	9,500	415,530
Papa John’s International, Inc.†#	39,625	1,004,890
PF Chang’s China Bistro, Inc.†#	5,600	188,888
Red Robin Gourmet Burgers, Inc.†#	11,700	450,099
Ruby Tuesday, Inc.#	45,700	1,012,255
Sonic Corp.†#	29,562	645,043
The Cheesecake Factory, Inc.†#	19,400	483,642
Triarc Cos., Inc., Class B#	11,959	183,690

		9,200,104

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	15,600	389,064
Zumiez, Inc.†#	14,800	718,244

		1,107,308

Retirement/Aged Care - 0.3%

Sunrise Senior Living, Inc.†#	42,500	1,521,925

Savings & Loans/Thrifts - 1.2%

Abington Bancorp, Inc.	28,640	274,658
American Bancorp of New Jersey	21,400	237,540
BankUnited Financial Corp. Class A#	35,055	599,440
Charter Financial Corp.#	1,835	84,245
Clifton Savings Bancorp, Inc.	28,200	316,404
First Niagara Financial Group, Inc.#	49,100	693,783
FirstFed Financial Corp.†#	20,180	1,014,045
NewAlliance Bancshares, Inc.#	28,800	429,408
Pacific Premier Bancorp, Inc.†	20,800	219,440
Rainier Pacific Financial Group, Inc.	13,600	219,776
Rome Bancorp, Inc.	19,500	232,440
TierOne Corp.#	17,900	401,318
Timberland Bancorp, Inc.	14,498	230,663
United Financial Bancorp., Inc.	19,300	248,005
United Western Bancorp, Inc.	13,400	293,460
Westfield Financial, Inc.	33,500	338,685
WSFS Financial Corp.	2,515	151,504

		5,984,814

Schools - 0.2%

Corinthian Colleges, Inc.†#	41,800	587,708
Learning Tree International, Inc.†	30,700	462,649

		1,050,357

School-Day Care - 0.1%

Bright Horizons Family Solutions, Inc.†	7,200	285,624

Seismic Data Collection - 0.1%

Input/Output, Inc.†#	18,400	261,096
T.G.C. Industries, Inc.†	31,815	295,879

		556,975

Semiconductor Equipment - 1.0%

ASM International NV#	16,218	442,102
Asyst Technologies, Inc.†	7,356	43,180
ATMI, Inc.†	5,100	153,816
Brooks Automation, Inc.†	35,766	506,089
Cabot Microelectronics Corp.†#	5,700	237,804
Entegris, Inc.†#	51,134	482,705
FormFactor, Inc.†	6,200	281,232
LTX Corp.†	50,000	204,000
Mattson Technology, Inc.†	13,100	137,943
MKS Instruments, Inc.†	32,382	713,699
Nextest Systems Corp.†	17,500	196,525
Novellus Systems, Inc.†	18,883	516,828
Semitool, Inc.†#	18,000	174,060
Trio Tech International	15,800	278,870
Ultra Clean Holdings, Inc.†	23,000	343,620
Veeco Instruments, Inc.†#	4,400	77,440

		4,789,913

Semiconductors Components-Intergrated Circuits - 0.7%

Emulex Corp.†	79,618	1,555,736
Exar Corp.†#	17,900	238,786
Micrel, Inc.	52,400	573,780
Pericom Semiconductor Corp.†	25,500	293,760
Standard Microsystems Corp.†#	14,400	518,112

		3,180,174

Steel-Producers - 0.7%

AK Steel Holding Corp.†	23,703	948,120
Chaparral Steel Co.	9,500	812,250
Ryerson, Inc.#	44,716	1,490,831

		3,251,201

Steel-Specialty - 0.1%

Material Sciences Corp.†	11,300	123,057
Universal Stainless & Alloy Products, Inc.†	8,200	265,844

		388,901

Sugar - 0.6%

Imperial Sugar Co.#	93,729	2,694,709

Telecom Equipment-Fiber Optics - 0.4%

C-COR, Inc.†#	62,102	714,794
Finisar Corp.†#	122,100	461,538
Oplink Communications, Inc.†	53,200	693,196

		1,869,528

Telecom Services - 0.5%

NTELOS Holdings Corp.	7,800	208,884
Premiere Global Services, Inc.†	67,883	887,910
RCN Corp.†#	41,900	602,941
Time Warner Telecom, Inc., Class A†#	25,100	550,945

		2,250,680

Telecommunication Equipment - 1.4%

ADTRAN, Inc.	14,900	398,277
Anaren, Inc.†#	25,300	356,477
Arris Group, Inc.†	61,300	930,534
CommScope, Inc.†	60,908	3,447,393
Comtech Telecommunications Corp.†	22,794	970,112
Network Equipment Technologies, Inc.†	33,700	359,242
Optium Corp.†#	6,500	51,675
Tekelec†#	6,700	82,410
WJ Communications, Inc.†	113,600	174,944

		6,771,064

Telephone-Integrated - 0.3%

Alaska Communications Systems Group, Inc.#	30,800	420,728
CenturyTel, Inc.	9,250	443,815
Cincinnati Bell, Inc.†	74,494	363,531
CT Communications, Inc.†#	3,615	113,872
HickoryTech Corp.	35,200	332,288

		1,674,234

Television - 0.4%

Sinclair Broadcast Group, Inc., Class A#	160,661	2,001,836
Young Broadcasting, Inc., Class A†#	15,500	30,225

		2,032,061

Textile-Apparel - 0.2%

Cherokee, Inc.	6,900	262,200
Perry Ellis International, Inc.†#	27,444	748,947

		1,011,147

Textile-Products - 0.1%

Culp, Inc.†	46,000	469,200

Theater - 0.3%

Regal Entertainment Group, Class A#	54,490	1,228,205

Therapeutics - 0.7%

Alexza Pharmaceuticals, Inc.†#	6,800	55,828
Altus Pharmaceuticals, Inc.†#	8,000	83,840
Amylin Pharmaceuticals, Inc.†	6,600	323,598
BioMarin Pharmaceuticals, Inc.†	31,400	674,472
Cypress Bioscience, Inc.†	11,800	156,468
Dendreon Corp.†	55,900	444,405
Discovery Laboratories, Inc.†	117,900	272,349
Hollis-Eden Pharmaceuticals, Inc.†	40,300	62,465
Inspire Phamaceuticals, Inc.†#	62,700	346,731
Introgen Therapeutics, Inc.†	55,700	223,914
Neurocrine Biosciences, Inc.†#	8,500	84,745
Onyx Pharmaceuticals, Inc.†	6,900	273,378
Pharmacyclics, Inc.†	52,000	115,960
Spectrum Pharmaceuticals, Inc.†	48,200	196,656
The Medicines Co.†#	8,100	135,270
Theravance, Inc.†#	4,300	135,063
Trimeris, Inc.†#	5,100	38,148

		3,623,290

Tobacco - 0.1%

Loews Corp.-Carolina Group	4,966	378,012

Tools-Hand Held - 0.2%

Snap-on, Inc.	15,363	752,480

Toys - 0.2%

JAKKS Pacific, Inc.†#	31,059	697,896

Marvel Entertainment, Inc.†#	5,200	117,520

		815,416

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	39,200	516,656

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.#	3,100	91,078

Transport-Marine - 0.3%

Gulfmark Offshore, Inc.†#	15,931	730,436
Kirby Corp.†	20,032	766,825

		1,497,261

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†#	29,300	802,234
Kansas City Southern†#	29,199	887,358

		1,689,592

Transport-Services - 0.4%

Bristow Group, Inc.†#	7,973	345,630
Hub Group, Inc., Class A†	11,854	395,568
Pacer International, Inc.#	38,800	838,856
Ryder System, Inc.	3,800	208,050
UTI Worldwide, Inc.	16,800	373,800

		2,161,904

Transport-Truck - 0.9%

Arkansas Best Corp.#	9,155	328,665
Forward Air Corp.#	11,173	391,502
Heartland Express, Inc.#	30,193	470,105
Knight Transportation, Inc.#	60,816	1,118,406
Landstar System, Inc.	21,698	933,231
Old Dominion Freight Lines, Inc.†#	9,089	261,763
Patriot Transportation Holding, Inc.†	3,300	303,600
Saia, Inc.†#	24,300	456,597

		4,263,869

Veterinary Diagnostics - 0.0%

Animal Health International, Inc.†	9,300	105,555

Veterinary Products - 0.1%

PetMed Express, Inc.†	24,100	361,259

Vitamins & Nutrition Products - 0.8%

NBTY, Inc.†	79,983	2,935,376
Nutraceutical International Corp.†	22,861	343,830
USANA Health Sciences, Inc.†#	18,700	712,096

		3,991,302

Water - 0.1%

Southwest Water Co.	20,300	283,794

Web Hosting/Design - 0.1%

Web.com, Inc.†	60,100	355,792

Wire & Cable Products - 0.9%

Belden, Inc.#	87,564	4,256,486
Encore Wire Corp.#	7,300	189,800

		4,446,286

Wireless Equipment - 1.0%

Aruba Networks, Inc.†#	4,600	83,122
EMS Technologies, Inc.†	35,400	868,716
Globecomm Systems, Inc.†	28,200	390,852
InterDigital, Inc.†#	100,767	2,328,725
Novatel Wireless, Inc.†#	12,500	285,500
RELM Wireless Corp.†	32,200	161,966
SBA Communications Corp., Class A†#	5,400	175,878
TESSCO Technologies, Inc.†	36,235	552,946

		4,847,705

Total Long-Term Investment Securities
(cost $442,161,464)		477,607,433

SHORT-TERM INVESTMENT SECURITIES - 25.9%
Collective Investment Pool - 24.8%

Securities Lending Quality Trust(1)	119,966,861	119,966,861

Registered Investment Company - 0.5%

T. Rowe Price Reserve Investment Fund	$2,319,990	2,319,991

Time Deposits - 0.6%

Euro Time Deposit with State Street & Trust Co. 1.80% due 09/04/07	41,000	41,000
Euro Time Deposit with State Street & Trust Co. 2.80% due 09/04/07	2,836,000	2,836,000

		2,877,000

Total Short-Term Investment Securities
(cost $125,163,852)		125,163,852

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $1,126,586 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25% due 08/15/08 and having approximate value of $1,153,043 (cost $1,126,000)	1,126,000	1,126,000

TOTAL INVESTMENTS
(cost $568,451,316)(2)	125.1%	603,897,285
Liabilities in excess of other assets	(25.1)	(121,151,146)

NET ASSETS	100.0%	$482,746,139

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.1%
Advanced Materials - 0.3%

Ceradyne, Inc.†#	22,239	$1,607,435
Hexcel Corp.†#	77,127	1,680,597

		3,288,032

Advertising Services - 0.1%

Greenfield Online, Inc.†	17,751	256,324
inVentiv Health, Inc.†	25,452	1,009,426
Marchex, Inc., Class B#	22,880	208,666

		1,474,416

Aerospace/Defense - 0.3%

Aerovironment, Inc.†#	5,696	112,553
Esterline Technologies Corp.†#	20,919	1,056,200
MTC Technologies, Inc.†	7,716	154,012
Teledyne Technologies, Inc.†	28,589	1,426,877
TransDigm Group, Inc.†	7,671	311,826
United Industrial Corp.#	6,963	481,352

		3,542,820

Aerospace/Defense-Equipment - 0.8%

AAR Corp.†#	30,498	957,637
Argon ST, Inc.†#	10,642	192,301
Curtiss-Wright Corp.	36,222	1,651,723
GenCorp, Inc.†#	45,877	524,833
HEICO Corp.#	20,903	954,640
Innovative Solutions and Support, Inc.†#	10,312	186,235
Kaman Corp., Class A	19,909	655,205
Moog, Inc., Class A†	30,983	1,318,946
Orbital Sciences Corp.†	48,526	1,065,631
Sequa Corp., Class A†	5,906	969,470
Triumph Group, Inc.#	13,469	986,066

		9,462,687

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	45,287	2,868,026
UAP Holding Corp.	42,095	1,259,061

		4,127,087

Agricultural Operations - 0.1%

Alico, Inc.#	2,948	150,790
Andersons, Inc.#	12,722	601,242
Cadiz, Inc.†#	9,720	193,720
Maui Land & Pineapple Co., Inc.†#	3,625	105,306
Tejon Ranch Co.†#	9,040	374,075

		1,425,133

Airlines - 0.5%

AirTran Holdings, Inc.†#	74,822	786,379
Alaska Air Group, Inc.†	34,851	865,002
Allegiant Travel Co.†	4,318	125,222
ExpressJet Holdings, Inc.†#	44,331	193,283
JetBlue Airways Corp.†#	146,017	1,390,082
Midwest Air Group, Inc.†#	20,108	326,353
Pinnacle Airlines Corp.†#	16,090	263,715
Republic Airways Holdings, Inc.†	29,775	566,916
Skywest, Inc.#	52,775	1,326,236

		5,843,188

Alternative Waste Technology - 0.1%

Calgon Carbon Corp.†#	32,867	438,774
Darling International, Inc.†	66,128	558,782
Rentech, Inc.†#	133,096	310,114

		1,307,670

Apparel Manufacturers - 0.5%

Carter’s, Inc.†#	47,778	943,138
Columbia Sportswear Co.#	11,310	677,695
G-III Apparel Group, Ltd.†#	10,640	182,476
Gymboree Corp.†	25,173	1,009,186
Kellwood Co.#	21,253	418,684
Maidenform Brands, Inc.†	18,796	320,284
Oxford Industries, Inc.	12,585	455,829
Quiksilver, Inc.†#	101,677	1,361,455
True Religion Apparel, Inc.†	11,407	191,409
Volcom, Inc.†#	11,975	467,384

		6,027,540

Applications Software - 0.5%

Actuate Corp.†#	49,519	351,090
American Reprographics Co.†#	24,331	594,406
EPIQ Systems, Inc.†#	21,200	344,076
Nuance Communications, Inc.†#	107,753	2,025,756
OpenTV Corp. Class A†#	76,608	100,356
PDF Solutions, Inc.†#	18,576	181,302
Progress Software Corp.†	33,547	1,023,854
Quest Software, Inc.†	55,796	812,390
SourceForge, Inc.†#	55,299	141,565
Unica Corp.†#	8,021	81,975
Visual Sciences, Inc.†#	16,685	307,505

		5,964,275

Athletic Equipment - 0.0%

Nautilus, Inc.#	25,797	245,587

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A#	21,136	509,800

Auction Houses/Art Dealers - 0.2%

Premier Exhibitions, Inc.†#	23,909	378,240
Sotheby’s#	54,041	2,338,895

		2,717,135

Audio/Video Products - 0.1%

DTS, Inc.†#	14,874	388,806
Tivo, Inc.†#	79,712	448,779
Universal Electronics, Inc.†	11,789	341,881

		1,179,466

Auto Repair Centers - 0.1%

Midas, Inc.†	12,083	245,043
Monro Muffler Brake, Inc.	10,274	386,611

		631,654

Auto-Heavy Duty Trucks - 0.1%

A.S.V., Inc.†#	16,653	236,473
Force Protection, Inc.†#	55,661	959,039

		1,195,512

Auto-Truck Trailers - 0.0%

Wabash National Corp.#	24,964	326,779

Auto/Truck Parts & Equipment-Original - 0.8%

Accuride Corp.†	19,260	249,802
American Axle & Manufacturing Holdings, Inc.#	36,587	853,209
Amerigon, Inc.†#	17,679	279,328
ArvinMeritor, Inc.#	58,389	1,018,888

Hayes Lemmerz International, Inc.†	77,715	353,603
Keystone Automotive Industries, Inc.†	13,375	627,956
Lear Corp.†	62,712	1,833,072
Miller Industries, Inc.†	8,181	149,794
Modine Manufacturing Co.	26,510	743,606
Noble International, Ltd.#	9,602	191,176
Spartan Motors, Inc.#	26,334	389,743
Superior Industries International, Inc.#	18,671	371,180
Tenneco, Inc.†	37,855	1,201,896
Titan International, Inc.	19,695	570,761
Visteon Corp.†#	106,015	570,361

		9,404,375

Auto/Truck Parts & Equipment-Replacement - 0.1%

Aftermarket Technology Corp.†	17,866	534,372
Commercial Vehicle Group, Inc.†	17,496	248,793
Exide Technologies†#	49,645	330,140
Standard Motor Products, Inc.	12,875	126,046

		1,239,351

Banks-Commercial - 6.1%

1st Source Corp.#	11,281	265,216
Alabama National Bancorp.#	13,917	734,261
AMCORE Financial, Inc.#	18,886	505,767
AmericanWest Bancorp#	14,053	263,634
Ameris Bancorp#	11,070	218,743
Bancfirst Corp.	6,522	294,077
Banco Latinoamericano de Exportaciones SA#	43,566	817,734
Bancorp, Inc.†	8,789	178,241
Bank Mutual Corp.#	45,242	536,570
Bank of the Ozarks, Inc.#	9,993	305,686
BankFinancial Corp.#	18,952	295,462
Banner Corp.	10,634	342,627
Capital City Bank Group, Inc.#	10,378	324,105
Capital Corp. of the West#	7,809	150,636
Capitol Bancorp, Ltd.#	11,648	293,413
Cascade Bancorp#	18,364	430,636
Cass Information Systems, Inc.#	5,168	174,730
Cathay General Bancorp#	41,852	1,360,609
Centennial Bank Holdings, Inc.†#	45,138	303,779
Center Financial Corp.	8,215	130,208
Central Pacific Financial Corp.#	25,139	799,923
Chemical Financial Corp.#	20,293	513,819
Chittenden Corp.	37,708	1,311,484
Citizens Republic Bancorp.#	61,913	1,091,526
City Bank#	11,164	343,293
City Holding Co.	14,030	518,829
CoBiz Financial, Inc.#	15,126	276,201
Columbia Banking System, Inc.	13,216	403,220
Community Bancorp Nevada†	8,521	209,787
Community Bank Systems, Inc.#	24,608	494,867
Community Banks, Inc.#	20,241	594,276
Community Trust Bancorp, Inc.#	12,444	398,332
Corus Bankshares, Inc.#	31,829	425,235
CVB Financial Corp.#	54,236	645,951
Enterprise Financial Services Corp.#	8,425	190,068
F.N.B. Corp.#	49,363	838,184
First Bancorp#	9,843	192,431
First BanCorp Puerto Rico	68,083	684,234
First Busey Corp.#	12,303	242,369
First Charter Corp.#	28,746	860,080
First Commonwealth Financial Corp.#	60,520	666,325
First Community Bancorp#	21,160	1,148,142
First Community Bancshares, Inc.#	8,212	272,228
First Financial Bancorp#	27,150	366,254
First Financial Bankshares, Inc.#	16,973	717,958
First Financial Corp.#	10,798	326,100
First Indiana Corp.	10,107	312,508
First Merchants Corp.#	14,978	317,384
First Midwest Bancorp, Inc.#	40,659	1,394,197
First Regional Bancorp†	6,823	160,341
First Republic Bank	25,475	1,389,661
First South Bancorp, Inc.#	6,957	192,848
First State Bancorp.	16,721	322,883
FirstMerit Corp.	65,802	1,271,295
Fremont General Corp.#	55,408	249,336
Frontier Financial Corp.#	32,028	787,248
Glacier Bancorp, Inc.#	43,088	946,213
Great Southern Bancorp, Inc.#	8,509	229,743
Greater Bay Bancorp	41,800	1,176,670
Greene County Bancshares, Inc.	9,345	331,467
Hancock Holding Co.#	21,879	875,160
Hanmi Financial Corp.	33,220	514,246
Harleysville National Corp.#	23,689	395,843
Heartland Financial USA, Inc.#	10,388	210,980
Heritage Commerce Corp.	9,516	194,602
Home Bancshares, Inc.#	9,400	204,826
Horizon Financial Corp.#	10,021	208,036
IBERIABANK Corp.	9,489	476,063
Imperial Capital Bancorp, Inc.	4,494	155,492
Independent Bank Corp.(MA)	11,611	341,944
Independent Bank Corp.(MI)	18,469	216,272
Integra Bank Corp.	16,985	323,394
International Bancshares Corp.	41,894	964,400
Irwin Financial Corp.#	15,387	163,872
Lakeland Bancorp, Inc.#	15,619	200,704
Lakeland Financial Corp.#	9,967	232,131
Macatawa Bank Corp.#	12,652	179,785
MainSource Financial Group, Inc.#	15,314	268,608
MB Financial, Inc.#	29,837	1,050,561
Midwest Banc Holdings, Inc.#	15,965	238,836
Nara BanCorp., Inc.#	18,292	289,745
National Penn Bancshares, Inc.#	38,952	691,398
NBT Bancorp, Inc.#	27,814	610,239
Old National Bancorp#	54,319	862,586
Old Second Bancorp, Inc.#	9,933	295,407
Omega Financial Corp.#	10,342	273,132
Oriental Financial Group, Inc.	16,943	176,546
Pacific Capital Bancorp	38,454	969,810
Park National Corp.#	9,902	900,290
Peoples Bancorp, Inc.	8,603	226,517
Pinnacle Financial Partners, Inc.†#	12,704	363,334
Preferred Bank Los Angeles California#	7,542	310,278
PrivateBancorp, Inc.#	15,430	516,596
Prosperity Bancshares, Inc.	29,050	981,019
Provident Bankshares Corp.	26,366	814,709
Renasant Corp.#	14,687	293,740
Republic Bancorp, Inc., Class A#	7,751	117,815

Royal Bancshares of Pennsylvania, Inc., Class A#	4,441	93,750
S&T Bancorp, Inc.#	20,282	714,129
S.Y. Bancorp, Inc.#	10,055	266,558
Sandy Spring Bancorp, Inc.#	12,868	403,154
Santander Bancorp	3,585	43,020
SCBT Financial Corp.	7,513	267,914
Seacoast Banking Corp. of Florida#	12,132	212,674
Security Bank Corp.#	13,380	184,243
Sierra Bancorp#	6,200	178,560
Signature Bank†	24,266	838,633
Simmons First National Corp., Class A#	11,553	314,011
Southside Bancshares, Inc.#	8,874	187,241
Southwest Bancorp, Inc.	11,686	249,379
Sterling Bancorp	15,264	225,602
Sterling Bancshares, Inc.	60,852	695,538
Sterling Financial Corp.#	21,588	378,006
Suffolk Bancorp#	8,215	259,758
Sun Bancorp, Inc.†#	11,936	198,973
Superior Bancorp.†#	28,428	267,223
Susquehanna Bancshares, Inc.#	42,643	838,361
SVB Financial Group†#	28,034	1,394,972
Taylor Capital Group, Inc.	4,732	141,676
Texas Capital Bancshares, Inc.†	19,158	418,028
The South Financial Group, Inc.#	60,639	1,391,665
Tompkins Trustco, Inc.#	5,376	207,514
TriCo Bancshares#	11,467	256,861
TrustCo Bank Corp. NY#	61,428	686,765
Trustmark Corp.#	40,023	1,130,250
U.S.B. Holding Co., Inc.#	9,236	215,291
UCBH Holdings, Inc.	81,698	1,357,821
UMB Financial Corp.	25,322	1,121,765
Umpqua Holding Corp.#	50,093	1,087,018
Union Bankshares Corp.#	10,916	253,251
United Bankshares, Inc.	31,342	981,005
United Community Banks, Inc.#	33,987	825,544
United Security Bancshares#	6,688	127,072
Univest Corp. of Pennsylvania#	10,613	247,495
Virginia Commerce Bancorp, Inc.†#	14,014	205,305
W Holding Co., Inc.#	93,315	218,357
Washington Trust Bancorp, Inc.#	9,338	242,228
WesBanco, Inc.#	17,091	456,842
West Coast Bancorp.	12,835	351,936
Westamerica Bancorp.#	24,577	1,193,213
Western Alliance Bancorp.†#	13,555	364,087
Wilshire Bancorp, Inc.	14,410	162,401
Wintrust Financial Corp.#	19,746	851,842
Yardville National Bancorp#	8,094	276,734

		70,631,625

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.#	30,293	822,455

Batteries/Battery Systems - 0.2%

Energy Conversion Devices, Inc.†#	32,384	839,069
EnerSys†#	17,495	315,960
Greatbatch, Inc.†#	18,259	547,770
Medis Technologies, Ltd.†#	18,720	197,496

		1,900,295

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co.#	4,864	285,371
Jones Soda Co.†#	21,149	228,409
National Beverage Corp.#	8,372	88,074

		601,854

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	7,386	360,141

Broadcast Services/Program - 0.2%

Acacia Research - Acacia Technologies†#	23,282	348,765
CKX, Inc.†#	30,955	378,889
Crown Media Holdings, Inc., Class A†#	13,196	88,809
DG Fastchannel, Inc.†#	10,817	217,855
Fisher Communications, Inc.†#	5,106	249,632
Gray Television, Inc.	34,233	306,385
Nexstar Broadcasting Group, Inc. Class A†	8,686	84,862
World Wrestling Entertainment, Inc.	18,444	279,427

		1,954,624

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc.†#	12,498	163,724
Drew Industries, Inc.†	14,840	582,767
Gibraltar Industries, Inc.#	20,452	408,631
Interline Brands, Inc.†	22,627	548,478
NCI Building Systems, Inc.†#	16,490	764,971
Simpson Manufacturing Co., Inc.#	30,165	995,445
Trex Co., Inc.†#	9,774	131,265

		3,595,281

Building & Construction-Misc. - 0.2%

Dycom Industries, Inc.†	33,386	985,888
Insituform Technologies, Inc., Class A†#	22,306	367,826
Layne Christensen Co.†#	11,345	560,103

		1,913,817

Building Products-Air & Heating - 0.1%

AAON, Inc.	11,318	236,988
Comfort Systems USA, Inc.	33,491	487,294
Goodman Global, Inc.†	30,768	719,664

		1,443,946

Building Products-Cement - 0.2%

Texas Industries, Inc.#	22,332	1,646,315
US Concrete, Inc.†#	27,801	221,018

		1,867,333

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.#	23,544	592,602
PGT, Inc.†#	8,521	88,789

		681,391

Building Products-Light Fixtures - 0.2%

Genlyte Group, Inc.†	23,261	1,688,051
LSI Industries, Inc.	15,010	304,403

		1,992,454

Building Products-Wood - 0.0%

Universal Forest Products, Inc.#	13,649	508,971

Building-Heavy Construction - 0.4%

Granite Construction, Inc.	29,459	1,603,748
Perini Corp.†	21,826	1,235,351

Washington Group International, Inc.†	23,864	2,021,281

		4,860,380

Building-Maintance & Services - 0.2%

ABM Industries, Inc.	35,427	828,283
Healthcare Services Group#	34,009	728,473
Home Solutions of America, Inc.†#	32,240	98,332
Integrated Electrical Services, Inc.†#	10,942	255,605
Rollins, Inc.	23,162	615,183

		2,525,876

Building-MobileHome/Manufactured Housing - 0.3%

Champion Enterprises, Inc.†#	62,771	725,005
Fleetwood Enterprises, Inc.†#	52,382	488,200
MonaCo. Coach Corp.#	24,482	327,814
Palm Harbor Homes, Inc.†#	7,998	113,172
Skyline Corp.	5,578	166,950
Williams Scotsman International, Inc.†#	24,701	674,584
Winnebago Industries, Inc.#	25,837	689,073

		3,184,798

Building-Residential/Commerical - 0.2%

Amrep Corp.#	1,414	47,510
Beazer Homes USA, Inc.#	31,977	337,997
Brookfield Homes Corp.#	9,233	182,998
Hovnanian Enterprises, Inc., Class A†#	30,614	363,388
M/I Homes, Inc.#	9,863	179,803
Meritage Homes Corp.†#	21,446	388,602
Standard-Pacific Corp.#	52,946	531,048
WCI Communities, Inc.†#	25,250	235,330

		2,266,676

Cable TV - 0.2%

Charter Communications, Inc., Class A†#	334,183	929,028
LodgeNet Entertainment Corp.†#	18,584	486,901
Mediacom Communications Corp., Class A†	44,349	379,184

		1,795,113

Capacitors - 0.0%

KEMET Corp.†	68,661	473,761

Casino Hotels - 0.1%

Ameristar Casinos, Inc.#	20,673	597,656
Monarch Casino & Resort, Inc.†	9,820	278,593
MTR Gaming Group, Inc.†	16,759	167,758
Riviera Holdings Corp.†#	8,317	225,807
Trump Entertainment Resorts, Inc.†#	25,431	169,879

		1,439,693

Casino Services - 0.2%

Bally Technologies, Inc.†#	43,554	1,444,686
Shuffle Master, Inc.†#	28,804	427,163

		1,871,849

Cellular Telecom - 0.3%

Centennial Communications Corp.†	19,515	183,441
Dobson Communications Corp., Class A†#	119,520	1,509,538
iPCS, Inc.(1)(2)(3)	13,901	470,966
Rural Cellular Corp. Class A†#	9,973	428,440
Syniverse Holdings, Inc.†	22,325	315,452

		2,907,837

Chemicals-Diversified - 0.3%

Georgia Gulf Corp.#	28,128	421,076
Innophos Holdings, Inc.#	16,997	250,366
Innospec, Inc.	19,638	487,808
Olin Corp.	60,302	1,292,875
Pioneer Cos., Inc.†#	9,683	339,002
Rockwood Holdings, Inc.†	28,665	918,713
ShengdaTech, Inc.†#	23,401	116,771

		3,826,611

Chemicals-Fibers - 0.1%

Zoltek Cos., Inc.†	17,793	734,673

Chemicals-Other - 0.0%

American Vanguard Corp.#	14,879	233,005

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	22,052	475,000
Landec Corp.†	17,764	239,814
PolyOne Corp.†	76,044	610,633
Spartech Corp.	26,145	566,301

		1,891,748

Chemicals-Specialty - 1.1%

Arch Chemicals, Inc.	19,878	861,115
Balchem Corp.#	14,588	299,638
Ferro Corp.	35,486	694,461
H.B. Fuller Co.	49,605	1,334,871
Hercules, Inc.	95,346	1,985,104
Minerals Technologies, Inc.	15,609	1,028,789
NewMarket Corp.#	12,503	584,015
NL Industries, Inc.#	5,841	61,038
OM Group, Inc.†	24,378	1,204,273
Sensient Technologies Corp.	38,442	1,041,394
Stepan Co.#	5,075	152,351
Symyx Technologies, Inc.†#	27,175	243,216
Terra Industries, Inc.†#	75,927	1,971,824
Tronox, Inc., Class B	33,897	341,682
Valhi, Inc.#	5,508	129,438
WR Grace & Co.†#	57,311	1,280,328

		13,213,537

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	6,865	87,117
Park Electrochemical Corp.	16,517	488,242
TTM Technologies, Inc.†	34,500	402,960

		978,319

Coal - 0.1%

Alpha Natural Resources, Inc.†#	53,597	1,034,958
International Coal Group, Inc.†#	103,906	420,819

		1,455,777

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.#	1,961	40,181

Coffee - 0.1%

Farmer Brothers Co.#	5,508	126,684
Green Mountain Coffee Roasters, Inc.†#	14,075	479,535

Peet’s Coffee & Tea, Inc.†#	11,169	282,129

		888,348

Collectibles - 0.1%

RC2 Corp.†	17,321	528,983
The Topps Co., Inc.	27,610	256,497

		785,480

Commerce - 0.1%

Ariba, Inc.†#	64,090	563,992
Global Sources, Ltd.†#	12,845	247,652
i2 Technologies, Inc.†#	12,656	200,977

		1,012,621

Commercial Services - 0.9%

Arbitron, Inc.	24,477	1,219,689
Coinmach Service Corp., Class A	23,802	304,904
CoStar Group, Inc.†#	15,697	863,806
CPI Corp.	4,257	190,543
DynCorp International, Inc., Class A†	20,417	439,782
ExlService Holdings, Inc.†#	18,480	351,120
First Advantage Corp., Class A†#	6,075	118,159
HMS Holdings Corp.†#	17,171	404,377
ICT Group, Inc.†#	6,627	100,730
Live Nation, Inc.†	53,582	1,109,147
PeopleSupport, Inc.†#	19,265	242,354
PHH Corp.†	43,757	1,178,376
Pre-Paid Legal Services, Inc.†	7,362	406,309
Quanta Services, Inc.†	40,495	1,144,794
Source Interlink Cos., Inc.†#	28,122	116,987
Standard Parking Corp.†	4,020	140,137
Steiner Leisure, Ltd.†	13,962	603,996
Team, Inc.†#	12,950	303,807
TeleTech Holdings, Inc.†	34,180	999,765
The Providence Service Corp.†#	9,466	284,548

		10,523,330

Commercial Services-Finance - 0.9%

Advance America Cash Advance Centers, Inc.	54,577	684,941
Bankrate, Inc.†#	9,203	360,113
CBIZ, Inc.†#	38,807	291,053
Clayton Holdings, Inc.†	9,807	83,360
Coinstar, Inc.†#	22,741	743,176
Deluxe Corp.	42,442	1,613,645
Dollar Financial Corp.†	13,127	314,785
Euronet Worldwide, Inc.†#	37,492	1,015,283
Global Cash Access Holdings, Inc.†	36,125	400,988
Heartland Payment Systems, Inc.#	13,350	397,563
Interactive Data Corp.	29,509	806,776
Jackson Hewitt Tax Service, Inc.#	24,580	709,625
Morningstar, Inc.†#	10,058	648,942
Net 1 UEPS Technologies, Inc.†#	34,199	845,057
QC Holdings, Inc.#	6,478	93,607
TNS, Inc.	19,797	295,569
Wright Express Corp.†	32,659	1,204,791

		10,509,274

Communications Software - 0.2%

Avid Technology, Inc.†#	33,767	1,041,037
Digi International, Inc.†	20,650	292,197
DivX, Inc.†	18,991	264,735
InPhonic, Inc.†#	20,226	67,555
Seachange International, Inc.†	24,087	175,353
Smith Micro Software, Inc.†#	24,232	399,586

		2,240,463

Computer Aided Design - 0.4%

Ansys, Inc.†#	63,399	2,100,409
Aspen Technology, Inc.†	72,035	945,099
MSC Software Corp.†#	35,886	453,958
Parametric Technology Corp.†	93,929	1,654,090

		5,153,556

Computer Graphics - 0.1%

Trident Microsystems, Inc.†#	46,697	687,847

Computer Services - 0.7%

CACI International, Inc., Class A†	25,272	1,289,378
CIBER, Inc.†	44,397	352,068
COMSYS IT Partners, Inc.†	14,338	272,565
iGate Corp.†	17,860	148,059
IHS, Inc.†	25,723	1,298,240
LivePerson, Inc.†#	30,015	172,886
Manhattan Associates, Inc.†	22,050	636,804
Ness Technologies, Inc.†	27,924	310,794
Perot Systems Corp., Class A†	71,393	1,115,873
SI International, Inc.†	10,719	330,360
SRA International, Inc.†	33,773	952,736
SYKES Enterprises, Inc.†	26,898	443,548
Syntel, Inc.#	10,296	355,933
Tyler Technologies, Inc.†#	31,847	472,291

		8,151,535

Computer Software - 0.2%

Blackbaud, Inc.	35,942	908,254
Double-Take Software, Inc.†	6,860	118,541
Guidance Software, Inc.†	2,686	31,802
Omniture, Inc.†#	26,439	655,952

		1,714,549

Computers - 0.2%

Gateway, Inc.†#	250,609	461,121
Palm, Inc.†#	84,596	1,269,786
Rackable Systems, Inc.†#	23,406	321,130

		2,052,037

Computers-Integrated Systems - 0.6%

3D Systems Corp.†#	12,446	249,418
Agilysys, Inc.	25,222	430,287
Cray, Inc.†#	26,547	187,422
Echelon Corp.†#	24,475	685,055
Integral Systems, Inc#	9,085	219,675
Jack Henry & Assoc., Inc.	64,380	1,689,331
Mercury Computer Systems, Inc.†#	18,169	207,854
MICROS Systems, Inc.†	33,136	1,999,426
MTS Systems Corp.	14,503	610,867
Radiant Systems, Inc.†	21,467	323,078
Radisys Corp.†#	17,953	196,226
Stratasys, Inc.†#	16,868	424,230
Super Micro Computer, Inc.†	7,546	62,934

		7,285,803

Computers-Memory Devices - 0.3%

Hutchinson Technology, Inc.†#	21,286	489,791
Imation Corp.#	28,774	837,036
Isilon Systems, Inc.†#	6,963	69,978
Quantum Corp.†#	160,283	514,508
Silicon Graphics, Inc.†#	5,331	129,970
Silicon Storage Technology, Inc.†	74,273	231,732
Smart Modular Technologies WWH, Inc.†	40,998	448,928
STEC, Inc.†#	26,461	199,251
WD Media, Inc.†#	22,700	729,578

		3,650,772

Computers-Periphery Equipment - 0.3%

Electronics for Imaging, Inc.†	46,466	1,211,833
Immersion Corp.†	21,260	318,688
Rimage Corp.†	8,260	207,656
Sigma Designs, Inc.†#	18,730	792,466
Synaptics, Inc.†#	20,983	908,564

		3,439,207

Computers-Voice Recognition - 0.0%

Intervoice, Inc.†#	31,766	254,446

Consulting Services - 0.9%

BearingPoint, Inc.†#	164,858	967,717
CRA International, Inc.†#	9,570	475,246
Diamond Management & Technology Consultants, Inc.	23,096	232,577
Forrester Research, Inc.†	12,356	313,966
FTI Consulting, Inc.†#	34,942	1,835,154
Gartner, Inc.†	56,409	1,247,203
Huron Consulting Group, Inc.†	15,249	1,007,196
LECG Corp.†#	20,651	316,786
MAXIMUS, Inc.	17,890	765,334
Navigant Consulting, Inc.†#	38,825	685,261
The Advisory Board Co.†#	14,771	849,776
Watson Wyatt Worldwide, Inc., Class A	34,970	1,654,431

		10,350,647

Consumer Products-Misc. - 0.7%

American Greetings Corp., Class A#	45,296	1,120,623
Blyth, Inc.	20,789	464,842
Central Garden and Pet Co. Class A†#	57,111	719,599
CSS Industries, Inc.	6,411	246,567
Fossil, Inc.†	35,688	1,195,905
Helen of Troy, Ltd.†	24,774	561,131
Playtex Products, Inc.†	46,085	838,747
Russ Berrie & Co., Inc.†#	13,598	203,426
Spectrum Brands, Inc.†#	32,003	180,497
Tupperware Brands Corp.	50,264	1,547,628
WD-40 Co.#	14,383	500,097

		7,579,062

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	27,144	1,580,324
Silgan Holdings, Inc.	20,279	1,036,054

		2,616,378

Containers-Paper/Plastic - 0.1%

AEP Industries, Inc.†	5,056	187,173
Chesapeake Corp.	16,291	159,652
Graphic Packaging Corp.†#	56,195	267,488

		614,313

Cosmetics & Toiletries - 0.1%

Chattem, Inc.†	13,873	856,103
Elizabeth Arden, Inc.†#	19,942	490,573
Inter Parfums, Inc.#	7,035	146,047
Revlon, Inc., Class A†#	160,823	184,946

		1,677,669

Data Processing/Management - 0.4%

Commvault Systems, Inc.†	29,018	552,793
CSG Systems International, Inc.†	35,478	820,252
eFunds Corp.†#	38,747	1,405,741
FalconStor Software, Inc.†#	26,170	286,823
Infocrossing, Inc.†#	18,079	335,546
infoUSA, Inc.	26,586	269,582
Pegasystems, Inc.#	10,966	130,276
Schawk, Inc.#	12,038	260,021

		4,061,034

Decision Support Software - 0.1%

Interactive Intelligence, Inc.†	10,654	208,286
QAD, Inc.#	11,815	96,174
SPSS, Inc.†	15,041	612,921
Wind River Systems, Inc.†	61,042	643,993

		1,561,374

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†#	48,399	1,100,109
Sirona Dental Systems, Inc.†#	13,696	399,239

		1,499,348

Diagnostic Equipment - 0.2%

Hansen Medical, Inc.†#	7,829	189,932
Immucor, Inc.†	56,330	1,878,605

		2,068,537

Diagnostic Kits - 0.3%

Inverness Medical Innovations, Inc.†#	38,096	1,833,941
Meridian Bioscience, Inc.	32,482	838,036
OraSure Technologies, Inc.†#	37,761	347,401
Quidel Corp.†	23,473	398,572

		3,417,950

Direct Marketing - 0.1%

Catalina Marketing Corp.†	29,759	929,076
Gaiam, Inc.†	14,152	292,805
ValueVision Media, Inc., Class A†#	25,087	211,483

		1,433,364

Disposable Medical Products - 0.2%

Arrow International, Inc.#	20,636	931,303
ICU Medical, Inc.†#	10,562	399,349
Medical Action Industries, Inc.†	11,379	258,189
Merit Medical Systems, Inc.†	22,391	274,514
Volcano Corp.†	19,379	287,778

		2,151,133

Distribution/Wholesale - 0.8%

Beacon Roofing Supply, Inc.†#	36,200	421,730
Beijing Med-Pharm Corp.†#	21,786	204,135
BlueLinx Holdings, Inc.	9,418	76,757

Brightpoint, Inc.†	41,589	484,512
Building Materials Holding Corp.#	24,032	355,674
Central European Distribution Corp.†#	28,901	1,267,598
Core-Mark Holding Co., Inc.†	7,497	252,949
Houston Wire & Cable Co.#	13,761	254,166
LKQ Corp.†#	37,133	1,150,380
MWI Veterinary Supply, Inc.†	6,965	264,461
NuCo2, Inc.†#	12,560	330,202
Owens & Minor, Inc.	33,125	1,321,688
Scansource, Inc.†#	21,052	583,140
United Stationers, Inc.†	22,774	1,344,121
Watsco, Inc.	18,720	900,806

		9,212,319

Diversified Financial Services - 0.0%

Newstar Financial Inc.†#	11,298	130,605

Diversified Manufacturing Operations - 1.1%

A.O. Smith Corp.#	16,825	810,965
Actuant Corp., Class A#	22,414	1,367,030
Acuity Brands, Inc.	35,524	1,866,431
Ameron International Corp.#	7,450	711,475
AZZ, Inc.†	9,530	270,652
Barnes Group, Inc.#	37,682	1,185,476
Blount International, Inc.†	31,123	426,385
EnPro Industries, Inc.†	17,546	733,247
ESCO Technologies, Inc.†#	21,216	697,370
Federal Signal Corp.#	39,202	599,791
GenTek, Inc.†#	7,080	217,710
Griffon Corp.†	24,389	381,932
Koppers Holdings, Inc.	14,341	526,745
Lancaster Colony Corp.	18,368	747,027
LSB Industries, Inc.†#	12,075	265,891
Matthews International Corp., Class A	25,838	1,114,651
Park-Ohio Holdings Corp.†	6,556	180,618
Raven Industries, Inc.#	13,088	533,336
Standex International Corp.	10,166	254,455
Tredegar Corp.#	25,707	449,358

		13,340,545

Diversified Minerals - 0.1%

AMCOL International Corp.#	20,982	675,830

Diversified Operations - 0.1%

Resource America, Inc., Class A#	10,800	164,592
Walter Industries, Inc.	42,575	1,076,296

		1,240,888

Diversified Operations/Commerical Services - 0.2%

Chemed Corp.	20,690	1,283,608
Compass Diversified Trust#	17,309	243,884
Viad Corp.	17,234	616,115
Volt Information Sciences, Inc.†#	11,597	174,535

		2,318,142

Drug Delivery Systems - 0.2%

Alkermes, Inc.†#	82,234	1,385,643
Bentley Pharmaceuticals, Inc.†#	15,628	191,912
I-Flow Corp.†#	16,775	301,446
Nastech Pharmaceutical Co., Inc.†#	20,837	288,384
Noven Pharmaceuticals, Inc.†	20,312	309,961
Penwest Pharmaceuticals Co.†#	19,045	235,206

		2,712,552

E-Commerce/Products - 0.2%

1-800 Contacts, Inc.†	6,129	147,096
1-800-FLOWERS.COM, Inc., Class A†#	19,775	210,208
Blue Nile, Inc.†#	10,967	925,834
FTD Group, Inc.	15,644	277,994
Overstock.com, Inc.†#	13,461	298,969
Shutterfly, Inc.†	11,936	333,730
Stamps.com, Inc.†#	14,234	172,801

		2,366,632

E-Commerce/Services - 0.2%

Move, Inc.†	85,294	255,882
priceline.com, Inc.†	30,985	2,571,135

		2,827,017

E-Marketing/Info - 0.3%

Digital River, Inc.†	33,816	1,567,710
Liquidity Services, Inc.†	8,677	95,447
ValueClick, Inc.†	81,634	1,635,945

		3,299,102

E-Services/Consulting - 0.2%

GSI Commerce, Inc.†#	16,342	376,029
Keynote Systems, Inc.†	12,831	177,068
Perficient, Inc.†#	23,959	558,724
RightNow Technologies, Inc.†#	14,772	216,410
Sapient Corp.†#	66,662	429,303
Websense, Inc.†#	36,778	756,524

		2,514,058

Educational Software - 0.1%

Blackboard, Inc.†#	23,360	975,747
INVESTools, Inc.†	42,772	517,114
Renaissance Learning, Inc.#	6,961	79,425

		1,572,286

Electric Products-Misc. - 0.2%

GrafTech International, Ltd.†	81,211	1,363,533
Lamson & Sessions Co.†	11,573	306,221
Littelfuse, Inc.†	18,179	607,179

		2,276,933

Electric-Distribution - 0.0%

EnerNOC, Inc.†	3,060	109,120

Electric-Integrated - 1.4%

Allete, Inc.	20,969	883,005
Aquila, Inc.†	306,406	1,219,496
Avista Corp.	43,141	844,269
Black Hills Corp.#	30,804	1,268,817
Central Vermont Public Service Corp.	8,328	300,641
CH Energy Group, Inc.#	12,890	609,310
Cleco Corp.#	48,809	1,124,559
El Paso Electric Co.†	37,440	835,661
IDACORP, Inc.	35,971	1,167,978
MGE Energy, Inc.#	17,350	571,509
Northwestern Corp.#	29,365	788,157
Osiris Therapeutics, Inc.†#	10,445	135,367
Otter Tail Corp.#	24,311	887,351
Pike Electric Corp.†#	14,529	274,598

PNM Resources, Inc.	62,713	1,449,925
Portland General Electric Co.	24,945	663,288
The Empire District Electric Co.#	24,830	569,352
UIL Holdings Corp.	20,571	637,495
Unisource Energy Corp.	28,845	854,389
Westar Energy, Inc.	72,663	1,764,984

		16,850,151

Electric-Transmission - 0.1%

ITC Holdings Corp.	34,756	1,545,947

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B#	9,720	306,180
Benchmark Electronics, Inc.†	59,396	1,489,652
CTS Corp.	29,345	381,192
Cubic Corp.	12,717	502,703
Daktronics, Inc.#	25,993	714,807
Methode Electronics, Inc.	29,897	431,713
OSI Systems, Inc.†#	12,386	308,535
Plexus Corp.†	37,890	900,645
Rogers Corp.†#	14,451	595,237
Stoneridge, Inc.†	11,608	121,187
Technitrol, Inc.	33,358	917,345

		6,669,196

Electronic Components-Semiconductors - 1.6%

Actel Corp.†	21,302	239,648
Advanced Analogic Technologies, Inc.†	31,200	283,608
AMIS Holdings, Inc.†	54,662	566,845
Amkor Technology, Inc.†#	85,542	985,444
Applied Micro Circuits Corp.†#	231,602	660,066
Cavium Network, Inc.†#	5,518	154,725
Conexant Systems, Inc.†#	401,108	449,241
Diodes, Inc.†#	24,356	738,230
DSP Group, Inc.†	23,302	406,154
IPG Photonics Corp.†	8,213	151,694
IXYS Corp.†#	21,169	215,924
Lattice Semiconductor Corp.†	93,856	468,341
Microsemi Corp.†#	62,370	1,581,703
Microtune, Inc.†#	43,825	260,759
MIPS Technologies, Inc.†#	35,474	277,407
Monolithic Power Systems, Inc.†#	19,396	397,230
Netlogic Microsystems, Inc.†#	13,463	394,870
OmniVision Technologies, Inc.†#	44,916	937,397
ON Semiconductor Corp.†#	198,495	2,326,361
PLX Technology, Inc.†#	23,445	253,675
PMC - Sierra, Inc.†#	174,728	1,341,911
Semtech Corp.†	51,422	917,368
Silicon Image, Inc.†	71,767	414,813
SiRF Technology Holdings, Inc.†#	43,315	730,291
Skyworks Solutions, Inc.†	130,754	1,031,649
Spansion, Inc. Class A†#	73,571	669,496
Supertex, Inc.†#	9,328	334,502
Syntax-Brillian Corp.†#	46,906	304,889
Volterra Semiconductor Corp.†#	17,402	188,986
Zoran Corp.†	40,560	700,471

		18,383,698

Electronic Design Automation - 0.2%

Ansoft Corp.†	13,909	415,740
Comtech Group, Inc.†#	16,069	271,887
Magma Design Automation, Inc.†	31,516	433,030
Mentor Graphics Corp.†#	69,680	972,733

		2,093,390

Electronic Measurement Instruments - 0.6%

Analogic Corp.	11,414	788,251
Badger Meter, Inc.#	11,635	365,223
Eagle Test Systems, Inc.†	10,026	120,312
FARO Technologies, Inc.†	12,002	482,600
FLIR Systems, Inc.†#	54,213	2,669,448
Itron, Inc.†#	24,544	2,083,786
Measurement Specialties, Inc.†#	11,666	281,500
Zygo Corp.†#	13,365	171,740

		6,962,860

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	7,505	542,236
LoJack Corp.†	15,324	291,769
Taser International, Inc.†#	50,763	726,419

		1,560,424

Electronics-Military - 0.1%

EDO Corp.#	14,419	620,594

Energy-Alternate Sources - 0.3%

Aventine Renewable Energy Holdings, Inc.†#	24,608	352,140
Clean Energy Fuels Corp.†#	8,167	112,296
Comverge, Inc.†#	4,476	123,582
Evergreen Energy, Inc.†#	68,413	281,862
Evergreen Solar, Inc.†	77,239	692,834
FuelCell Energy, Inc.†#	54,177	521,183
Headwaters, Inc.†#	32,230	532,440
MGP Ingredients, Inc.#	8,091	116,996
Nova Biosource Fuels, Inc.†#	25,636	68,704
Pacific Ethanol, Inc.†#	29,090	336,280
US BioEnergy Corp†#	9,453	98,406
Verasun Energy Corp.†#	26,978	349,365
Verenium Corp.†#	33,274	183,007

		3,769,095

Engineering/R&D Services - 0.4%

Aecom Technology Corp.†	32,922	884,614
EMCOR Group, Inc.†	52,156	1,635,090
ENGlobal Corp.†	13,681	125,455
Michael Baker Corp.†	5,904	245,134
SAIC, Inc.†#	92,728	1,697,850
Stanley, Inc.†	6,539	141,635

		4,729,778

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	40,445	1,180,590

Enterprise Software/Service - 0.8%

Advent Software, Inc.†#	15,002	601,130
Concur Technologies, Inc.†#	30,877	826,886
Epicor Software Corp.†#	47,514	631,936
Informatica Corp.†	71,562	999,006
JDA Software Group, Inc.†#	20,997	435,688
Lawson Software, Inc.†#	106,433	1,044,108
ManTech International Corp., Class A†	15,969	571,052

MicroStrategy, Inc., Class A†	7,820	541,457
Omnicell, Inc.†	27,502	663,898
Packeteer, Inc.†#	29,420	216,825
Sybase, Inc.†	74,682	1,721,420
SYNNEX Corp.†#	13,322	265,374
Taleo Corp., Class A†#	13,513	311,475
The Ultimate Software Group, Inc.†#	20,179	628,172

		9,458,427

Entertainment Software - 0.2%

Glu Mobile, Inc.†	6,056	50,507
Midway Games, Inc.†#	18,908	102,292
Take-Two Interactive Software, Inc.†#	59,638	953,015
THQ, Inc.†	54,720	1,575,389

		2,681,203

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	47,509	931,176

Environmental Monitoring & Detection - 0.2%

Clean Harbors, Inc.†	13,558	639,802
Mine Safety Appliances Co.#	23,003	1,102,304

		1,742,106

Filtration/Separation Products - 0.1%

CLARCOR, Inc.	41,935	1,623,723

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†#	4,186	92,971

Finance-Consumer Loans - 0.2%

ASTA Funding, Inc.#	9,197	338,634
Encore Capital Group, Inc.†#	13,145	144,595
Nelnet, Inc., Class A#	14,317	252,838
Ocwen Financial Corp.†#	29,042	272,414
Portfolio Recovery Associates, Inc.#	13,081	671,840
World Acceptance Corp.†#	14,325	444,218

		2,124,539

Finance-Credit Card - 0.1%

Advanta Corp., Class B	30,313	793,594
CompuCredit Corp.†#	16,636	353,016

		1,146,610

Finance-Investment Banker/Broker - 0.8%

Cowen Group, Inc.†	12,924	165,169
Evercore Partners, Inc., Class A#	7,170	150,211
Friedman Billings Ramsey Group, Inc., Class A#	131,800	618,142
GFI Group, Inc.†#	13,106	969,844
Greenhill & Co., Inc.#	15,574	901,735
Interactive Brokers Group, Inc. Class A†#	32,710	875,320
KBW, Inc.†#	23,934	661,057
Knight Capital Group, Inc., Class A†	84,931	1,166,952
LaBranche & Co., Inc.†#	43,483	273,508
Ladenburg Thalmann Financial Services, Inc.†#	80,093	168,996
optionsXpress Holdings, Inc.#	35,721	840,158
Penson Worldwide, Inc.†	11,890	186,673
Piper Jaffray Cos., Inc.†	15,440	792,998
Sanders Morris Harris Group, Inc.#	15,199	150,318
Stifel Financial Corp.†#	12,227	661,970
SWS Group, Inc.	18,253	323,808
Thomas Weisel Partners Group, Inc.†#	17,636	239,497
TradeStation Group, Inc.†	23,693	262,282

		9,408,638

Finance-Leasing Company - 0.1%

Financial Federal Corp.#	21,998	671,159

Finance-Mortgage Loan/Banker - 0.1%

Accredited Home Lenders Holding Co.†#	17,495	158,330
Centerline Holding Co.#	41,643	657,959
Delta Financial Corp.#	13,518	73,403
Federal Agricultural Mtg. Corp., Class C#	8,439	275,111

		1,164,803

Finance-Other Services - 0.3%

Asset Acceptance Capital Corp.#	13,847	156,610
eSPEED, Inc., Class A† Class A#	15,921	133,736
FCStone Group, Inc.†#	4,802	224,446
International Securities Exchange Holdings, Inc.#	31,798	2,111,387
MarketAxess Holdings, Inc.†#	25,386	442,478

		3,068,657

Financial Guarantee Insurance - 0.2%

ACA Capital Holdings, Inc.†#	6,700	44,890
Assured Guaranty, Ltd.	55,432	1,445,112
Primus Guaranty, Ltd.†#	36,819	350,149
RAM Holdings, Ltd.†	14,877	138,951
Security Capital Assurance, Ltd.#	19,490	396,232
Triad Guaranty, Inc.†#	9,363	156,643

		2,531,977

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	24,251	509,271
Sturm Ruger & Co., Inc.†#	18,514	337,695

		846,966

Food-Baking - 0.1%

Flowers Foods, Inc.	62,766	1,295,490

Food-Canned - 0.1%

Treehouse Foods, Inc.†	25,516	686,891

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	29,200	791,320

Food-Dairy Products - 0.0%

American Dairy, Inc.†#	5,309	100,765

Food-Misc. - 0.5%

Cal-Maine Foods, Inc.#	10,306	203,956
Chiquita Brands International, Inc.†#	34,718	541,601
Hain Celestial Group, Inc.†#	32,452	949,545
J & J Snack Foods Corp.	11,453	430,060
Lance, Inc.#	25,345	631,344
M&F Worldwide Corp.†#	9,918	559,375
Ralcorp Holdings, Inc.†	22,110	1,366,177
Seaboard Corp.	289	600,831

		5,282,889

Food-Retail - 0.3%

Arden Group, Inc., Class A#	927	126,304
Great Atlantic & Pacific Tea Co., Inc.†#	16,055	503,485
Ingles Markets, Inc., Class A	10,141	305,345
Pathmark Stores, Inc.†	26,243	336,698
Ruddick Corp.	33,608	1,094,948
Village Super Market, Class A	2,506	119,887
Weis Markets, Inc.	10,152	436,333
Winn-Dixie Stores, Inc.†#	27,990	585,831

		3,508,831

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.#	23,217	611,304
Nash Finch Co.#	10,963	411,222
Performance Food Group Co.†	28,891	821,660
Spartan Stores, Inc.#	17,723	450,873
United Natural Foods, Inc.†#	35,002	939,454

		3,234,513

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†	10,456	984,851
Heelys, Inc.†#	5,264	48,587
Iconix Brand Group, Inc.†#	41,464	859,549
Skechers USA, Inc., Class A†	16,675	330,665
Steven Madden, Ltd.	16,759	412,606
Timberland Co., Class A†	38,611	775,695
Weyco Group, Inc.#	6,059	178,498
Wolverine World Wide, Inc.	44,537	1,170,878

		4,761,329

Forestry - 0.0%

Deltic Timber Corp.#	8,581	490,833

Funeral Services & Related Items - 0.1%

Stewart Enterprises, Inc., Class A#	83,347	597,598

Gambling (Non-Hotel) - 0.2%

Dover Downs Gaming & Entertainment, Inc.	12,786	132,079
Isle of Capri Casinos, Inc.†#	13,141	243,503
Lakes Entertainment, Inc.†#	14,565	157,885
Pinnacle Entertainment, Inc.†	48,810	1,357,894

		1,891,361

Gas-Distribution - 0.8%

EnergySouth, Inc.#	5,800	279,502
Laclede Group, Inc.	17,665	576,586
New Jersey Resources Corp.#	22,893	1,121,299
Nicor, Inc.#	36,820	1,530,239
Northwest Natural Gas Co.#	22,070	1,025,372
Piedmont Natural Gas, Inc.#	61,006	1,610,559
SEMCO Energy, Inc.†#	29,051	221,078
South Jersey Industries, Inc.#	24,096	817,095
Southwest Gas Corp.	34,477	1,000,178
WGL Holdings, Inc.	40,254	1,323,954

		9,505,862

Golf - 0.1%

Callaway Golf Co.#	59,007	962,994

Hazardous Waste Disposal - 0.0%

American Ecology Corp.	13,263	265,127

Health Care Cost Containment - 0.1%

Corvel Corp.†	6,227	156,111
Healthspring, Inc.†#	39,107	730,910

		887,021

Home Furnishings - 0.4%

American Woodmark Corp.#	9,661	291,472
Ethan Allen Interiors, Inc.#	21,644	727,238
Furniture Brands International, Inc.#	39,538	449,942
Hooker Furniture Corp.#	9,733	178,601
Kimball International, Inc., Class B	21,511	288,893
La-Z-Boy, Inc.#	42,011	404,986
Sealy Corp.#	36,568	558,028
Tempur-Pedic International, Inc.#	67,869	1,961,414

		4,860,574

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†	33,498	1,720,122
Lodgian, Inc.†	15,331	187,498
Marcus Corp.	17,308	365,545
Morgans Hotel Group Co.†#	16,639	320,800

		2,593,965

Housewares - 0.1%

Libbey, Inc.	11,773	213,091
Lifetime Brands, Inc.#	8,902	181,512
National Presto Industries, Inc.	3,646	201,113

		595,716

Human Resources - 0.8%

Administaff, Inc.	19,124	659,778
AMN Healthcare Services, Inc.†#	28,369	505,819
Barrett Business Services, Inc.	6,078	148,182
CDI Corp.#	10,557	301,930
Cross Country Healthcare, Inc.†	26,221	447,592
Emergency Medical Services Corp., Class A†#	7,597	213,172
Gevity HR, Inc.	19,992	230,308
Heidrick & Struggles International, Inc.†	14,714	689,351
Hudson Highland Group, Inc.†	20,632	289,261
Kelly Services, Inc., Class A	19,050	432,816
Kenexa Corp.†	20,663	574,225
Kforce, Inc.†	26,489	403,162
Korn/Ferry International†	38,961	865,324
Labor Ready, Inc.†	37,961	792,626
MPS Group, Inc.†	83,847	1,153,735
On Assignment, Inc.†	28,732	303,984
Resources Connection, Inc.	40,089	1,202,670
Spherion Corp.†	46,116	407,665

		9,621,600

Identification Systems - 0.3%

Brady Corp., Class A#	41,216	1,604,539
Checkpoint Systems, Inc.†	32,247	898,079
Cogent, Inc.†#	35,607	510,960
L-1 Identity Solutions, Inc.†#	48,429	796,657

		3,810,235

Independent Power Producer - 0.0%

Ormat Technologies, Inc.#	11,223	483,150

Industrial Audio & Video Products - 0.0%

Sonic Solutions†#	18,269	138,844

Industrial Automated/Robotic - 0.3%

Cognex Corp.#	36,178	667,484
Gerber Scientific, Inc.†	18,904	193,388
Hurco Cos., Inc.†	4,566	225,834
Intermec, Inc.†#	49,552	1,216,501
iRobot Corp.†#	12,564	277,162
Nordson Corp.	27,546	1,383,085

		3,963,454

Instruments-Controls - 0.2%

Watts Water Technologies, Inc., Class A#	25,694	910,081
Woodward Governor Co.	24,513	1,439,649
X-Rite, Inc.	23,771	339,925

		2,689,655

Instruments-Scientific - 0.3%

Dionex Corp.†	15,557	1,126,794
FEI Co.†	28,997	812,786
OYO Geospace Corp.†#	3,249	245,559
Varian, Inc.†	25,075	1,505,001

		3,690,140

Insurance Brokers - 0.2%

Crawford & Co., Class B†#	20,759	133,480
eHealth, Inc.†	10,152	203,548
Hilb Rogal and Hobbs Co.	30,070	1,404,269

		1,741,297

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.#	46,485	474,612
Delphi Financial Group, Inc., Class A	35,516	1,431,295
FBL Financial Group, Inc., Class A	11,765	460,364
Great American Financial Resources, Inc.	7,384	179,874
Independence Holding Co.	5,168	102,585
Kansas City Life Insurance Co.	3,802	170,406
National Western Life Insurance Co., Class A	1,845	477,855
Presidential Life Corp.	17,663	305,570
Scottish Re Group, Ltd.†	55,604	182,381
The Phoenix Cos., Inc.	93,308	1,292,316
Universal American Financial Corp.†	32,083	666,043

		5,743,301

Insurance-Multi-line - 0.2%

Alfa Corp.	26,799	477,022
Citizens, Inc.†#	28,279	213,224
Horace Mann Educators Corp.	35,322	683,127
United Fire & Casualty Co.#	17,910	680,401

		2,053,774

Insurance-Property/Casualty - 1.5%

21st Century Insurance Group	28,198	620,638
American Physicians Capital, Inc.	7,852	311,881
Amerisafe, Inc.†	15,371	252,853
Amtrust Financial Services, Inc.	20,937	342,739
Baldwin & Lyons, Inc., Class B	6,648	182,155
Castlepoint Holdings, Ltd.#	12,686	143,606
CNA Surety Corp.†	13,524	242,891
Commerce Group, Inc.#	43,569	1,388,980
Darwin Professional Underwriters, Inc.†	6,278	155,945
Donegal Group, Inc., Class A	10,865	163,301
EMC Insurance Group, Inc.	4,884	119,414
Employers Holdings, Inc.	43,774	819,887
Enstar Group, Ltd.†#	5,727	730,364
First Acceptance Corp.†#	13,975	117,530
First Mercury Financial Corp.†	10,107	205,981
FPIC Insurance Group, Inc.†#	7,959	319,395
Hallmark Financial Services†	3,753	44,661
Harleysville Group, Inc.	12,770	411,960
Infinity Property & Casualty Corp.	15,857	657,431
James River Group, Inc.#	4,765	158,674
LandAmerica Financial Group, Inc.#	13,990	774,906
Meadowbrook Insurance Group, Inc.†	26,211	231,443
Midland Co.	8,062	441,556
National Interstate Corp.#	4,336	142,134
Navigators Group, Inc.†	10,732	581,674
NYMAGIC, Inc.	4,765	143,236
PMA Capital Corp., Class A†	26,685	268,184
ProAssurance Corp.†	27,261	1,433,383
RLI Corp.	17,223	1,035,963
Safety Insurance Group, Inc.#	13,269	453,004
SeaBright Insurance Holdings, Inc.†	17,008	293,048
Selective Insurance Group, Inc.	44,861	946,567
State Auto Financial Corp.	11,801	353,086
Stewart Information Services Corp.	14,065	521,249
Tower Group, Inc.	16,305	409,419
United America Indemnity, Ltd. Class A†	20,170	436,479
Zenith National Insurance Corp.	30,294	1,305,974

		17,161,591

Insurance-Reinsurance - 1.0%

Argo Group International Holdings, Ltd.†	22,783	929,091
Aspen Insurance Holdings, Ltd.	141,121	3,540,726
Flagstone Reinsurance Holdings, Ltd.	11,230	142,845
Greenlight Capital Re, Ltd. Class A†#	7,510	148,848
IPC Holdings, Ltd.#	52,054	1,323,213
Max Re Capital, Ltd.	49,317	1,354,245
Montpelier Re Holdings, Ltd.#	91,409	1,504,592
Odyssey Re Holdings Corp.#	23,163	838,964
Platinum Underwriters Holdings, Ltd.	48,947	1,697,482

		11,480,006

Internet Application Software - 0.4%

Art Technology Group, Inc.†#	104,606	325,325
CyberSource Corp.†#	25,735	313,710
DealerTrack Holdings, Inc.†	27,302	1,042,936
eResearch Technology, Inc.†#	32,028	348,465
Interwoven, Inc.†	35,642	464,415
Lionbridge Technologies, Inc.†	49,486	202,893
On2 Technologies, Inc.†#	92,295	137,519
RealNetworks, Inc.†#	83,548	520,504
S1 Corp.†	44,866	349,955
Vignette Corp.†	23,356	455,675
Vocus, Inc.†	10,598	264,950

		4,426,347

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†	40,855	1,020,150

Internap Network Services Corp.†#	40,008	561,312

		1,581,462

Internet Content-Entertainment - 0.1%

NetFlix, Inc.†#	38,404	672,838

Internet Content-Information/News - 0.2%

CNET Networks, Inc.†#	123,661	905,198
Harris Interactive, Inc.†	43,123	185,860
InfoSpace, Inc.#	26,980	377,990
Loopnet, Inc.†	22,168	422,522
TechTarget, Inc.†#	6,292	81,922
The Knot, Inc.†#	22,587	473,198
TheStreet.com, Inc.#	16,909	172,810
Travelzoo, Inc.†#	6,148	118,472

		2,737,972

Internet Financial Services - 0.1%

Authorize.Net Holdings, Inc.†	22,968	418,017
Online Resources Corp.†#	21,388	272,911

		690,928

Internet Incubators - 0.1%

CMGI, Inc.†#	398,408	621,517
Internet Capital Group, Inc.†#	31,606	359,044
Safeguard Scientifics, Inc.†#	98,889	212,611

		1,193,172

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	41,264	1,218,113

Internet Infrastructure Software - 0.3%

AsiaInfo Holdings, Inc.†	25,903	209,296
Chordiant Software, Inc.†	26,779	400,078
Imergent, Inc.#	10,075	190,921
Openwave Systems, Inc.#	67,670	305,869
Opsware, Inc.†#	71,903	1,018,147
TIBCO Software, Inc.†	170,500	1,348,655

		3,472,966

Internet Security - 0.2%

Blue Coat Systems, Inc.†#	10,468	873,136
iPass, Inc.†#	41,275	185,738
Secure Computing Corp.†#	38,102	342,156
SonicWALL, Inc.†	52,915	454,011
Sourcefire, Inc.†#	5,418	51,904
Vasco Data Security International, Inc.†#	21,395	670,091

		2,577,036

Internet Telephone - 0.1%

Ibasis, Inc.†	27,127	262,318
j2 Global Communications, Inc.†#	40,370	1,372,580

		1,634,898

Intimate Apparel - 0.1%

The Warnaco Group, Inc.†	37,862	1,321,384

Investment Companies - 0.5%

Ampal American Israel Class A†#	14,288	76,441
Apollo Investment Corp.#	82,064	1,792,278
Ares Capital Corp.	56,824	933,050
Capital Southwest Corp.#	2,488	349,440
Gladstone Capital Corp.#	11,653	238,420
Hercules Technology Growth Capital, Inc.#	18,892	221,414
Kohlberg Capital Corp.	11,679	178,572
MCG Capital Corp.	51,098	741,943
MVC Capital, Inc.	19,842	329,377
NexCen Brands, Inc.†#	34,376	234,788
NGP Capital Resources Co.#	14,266	228,969
Patriot Capital Funding, Inc.#	14,927	202,560
PennantPark Investment Corp.#	16,349	212,210
Prospect Capital Corp.#	16,257	272,142
Technology Investment Capital Corp.#	17,455	229,359

		6,240,963

Investment Management/Advisor Services - 0.4%

Calamos Asset Management, Inc., Class A	19,074	442,898
Cohen & Steers, Inc.#	14,300	475,189
Epoch Holding Corp.†#	7,111	92,656
GAMCO Investors, Inc., Class A#	4,515	242,591
National Financial Partners Corp.#	30,800	1,505,812
U.S. Global Investors, Inc., Class A#	9,660	199,962
Waddell & Reed Financial, Inc., Class A	68,623	1,704,595
WP Stewart & Co., Ltd.#	17,933	203,002

		4,866,705

Lasers-System/Components - 0.4%

Coherent, Inc.†	25,687	772,922
Cymer, Inc.†	29,495	1,169,182
Electro Scientific Industries, Inc.†#	23,896	566,096
Excel Technology, Inc.†	9,948	270,784
II-VI, Inc.†	19,379	604,625
Ionatron, Inc.†#	26,089	85,572
Newport Corp.†#	28,588	394,800
Rofin-Sinar Technologies, Inc.†	12,712	885,645

		4,749,626

Leisure Products - 0.1%

Marine Products Corp.#	9,694	85,889
Multimedia Games, Inc.†#	19,974	193,748
WMS Industries, Inc.†#	33,238	978,526

		1,258,163

Lighting Products & Systems - 0.0%

Universal Display Corp.†#	20,225	298,521

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A#	17,598	732,957
UniFirst Corp.	11,707	484,435

		1,217,392

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	9,086	316,829

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.†	15,383	778,072
Bucyrus International, Inc.	30,576	1,910,694

		2,688,766

Machinery-Electrical - 0.3%

Baldor Electric Co.#	37,426	1,558,418
Franklin Electric Co., Inc.#	15,781	651,440
Raser Technologies, Inc.†#	25,417	361,430

Regal-Beloit Corp.	26,134	1,320,028

		3,891,316

Machinery-Farming - 0.1%

Gehl Co.†#	8,565	203,676
Lindsay Corp.#	9,516	385,683

		589,359

Machinery-General Industrial - 0.6%

Albany International Corp., Class A#	23,984	933,937
Altra Holdings, Inc.†	9,382	155,741
Applied Industrial Technologies, Inc.	35,221	1,126,368
Chart Industries, Inc.†	10,339	279,050
Flow International Corp.†#	30,475	250,200
Intevac, Inc.†	17,495	285,868
Kadant, Inc.†	11,396	324,786
Middleby Corp.†#	11,189	822,839
Robbins & Myers, Inc.	11,514	623,828
Sauer-Danfoss, Inc.	8,973	240,656
Tennant Co.	13,769	578,573
Twin Disc, Inc.#	3,736	202,753
Wabtec Corp.	39,823	1,492,168

		7,316,767

Machinery-Material Handling - 0.1%

Cascade Corp.	9,659	710,999
Columbus McKinnon Corp.†	15,400	418,418
NACCO, Industries, Inc., Class A	4,759	563,799

		1,693,216

Machinery-Pumps - 0.1%

Gorman-Rupp Co.#	9,385	319,559
Tecumseh Products Co., Class A†#	12,648	218,178

		537,737

Machinery-Thermal Process - 0.0%

TurboChef Technologies, Inc.†	16,078	205,798

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	6,628	58,790
Odyssey Marine Exploration, Inc.†#	33,610	206,366

		265,156

Medical Imaging Systems - 0.0%

Vital Images, Inc.†#	13,958	258,781

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†#	45,269	1,023,532
Computer Programs & Systems, Inc.#	7,425	197,282
Eclipsys Corp.†	37,356	862,550
Phase Forward, Inc.†	33,629	599,942
Quality Systems, Inc.#	13,919	512,915

		3,196,221

Medical Instruments - 1.3%

Abaxis, Inc.†#	17,089	332,210
AngioDynamics, Inc.†#	17,163	333,992
ArthroCare Corp.†#	22,494	1,260,114
Bruker BioSciences Corp.†	53,133	379,370
Cepheid, Inc.†#	45,054	841,609
Conceptus, Inc.†#	24,047	420,823
CONMED Corp.†	23,134	672,043
Datascope Corp.	10,511	350,647
DJO, Inc.†	19,264	937,772
ev3, Inc.†#	14,417	220,724
Foxhollow Technologies, Inc.†#	16,176	397,121
Kensey Nash Corp.†#	9,753	232,414
Kyphon, Inc.†	37,258	2,491,442
Micrus Endovascular Corp.†	12,270	292,271
Natus Medical, Inc.†#	17,643	283,876
NuVasive, Inc.†#	28,228	900,473
Spectranetics Corp.†#	25,469	375,158
Stereotaxis, Inc.†#	21,388	282,963
SurModics, Inc.†#	12,411	598,831
Symmetry Medical, Inc.†#	28,862	462,658
Thoratec Corp.†#	43,508	899,310
Ventana Medical Systems, Inc.†	21,947	1,795,045

		14,760,866

Medical Labs & Testing Services - 0.0%

Bio-Reference Laboratories, Inc.†#	9,074	263,146

Medical Laser Systems - 0.1%

Cutera, Inc.†#	11,082	246,796
Cynosure, Inc. Class A†#	6,209	194,838
LCA-Vision, Inc.#	16,410	563,684
Palomar Medical Technologies, Inc.†#	14,992	472,248

		1,477,566

Medical Products - 1.0%

ABIOMED, Inc.†#	23,634	290,935
Accuray, Inc.†	13,457	186,110
American Medical Systems Holdings, Inc.†#	58,927	1,084,257
Cantel Medical Corp.†#	9,421	145,084
Cyberonics, Inc.†#	18,155	273,959
Haemonetics Corp.†	21,707	1,077,536
Invacare Corp.#	23,535	545,306
Luminex Corp.†#	29,299	415,167
Mentor Corp.#	32,492	1,448,818
Metabolix, Inc.†#	11,811	262,795
Minrad International, Inc.†#	38,512	180,621
Northstar Neuroscience, Inc.†	15,970	181,419
NxStage Medical, Inc.†#	16,517	205,141
Orthofix International NV†	13,526	647,084
PolyMedica Corp.#	18,609	963,388
PSS World Medical, Inc.†#	54,952	1,048,484
Sonic Innovations, Inc.†#	21,570	178,815
TomoTherapy, Inc.†#	9,607	229,319
Vital Signs, Inc.	8,858	444,140
West Pharmaceutical Services, Inc.	26,981	1,080,589
Wright Medical Group, Inc.†	28,975	758,855
Zoll Medical Corp.†	16,675	385,359

		12,033,181

Medical Sterilization Products - 0.1%

STERIS Corp.	53,294	1,495,963

Medical-Biomedical/Gene - 2.2%

Acorda Therapeutics, Inc.†#	20,377	366,582
Affymax, Inc.†#	3,485	84,511
Affymetrix, Inc.†#	56,107	1,271,385
Alexion Pharmaceuticals, Inc.†#	29,781	1,800,857
AMAG Pharmaceuticals, Inc.†	13,694	748,377

American Oriental Bioengineering, Inc.†	43,716	406,559
Applera Corp. - Celera Group†	64,481	849,215
Arena Pharmaceuticals, Inc.†#	49,847	667,950
ARIAD Pharmaceuticals, Inc.†#	56,161	279,120
Arqule, Inc.†#	31,838	261,072
Bio-Rad Laboratories, Inc., Class A†	15,277	1,288,157
BioMimetic Therapeutics, Inc.†	8,769	132,149
Cambrex Corp.	23,445	292,359
Cell Genesys, Inc.†	59,659	225,511
CryoLife, Inc.†	18,399	169,823
Cytokinetics, Inc.†#	26,797	130,769
Encysive Pharmaceuticals, Inc.†#	49,266	90,649
Enzo Biochem, Inc.†#	25,385	457,184
Enzon Pharmaceuticals, Inc.†#	36,033	292,228
Exelixis, Inc.†#	79,153	890,471
Genomic Health, Inc.†#	11,167	226,913
GenVec, Inc.†#	54,177	127,316
Geron Corp.†#	59,593	428,474
GTx, Inc.†#	13,779	220,464
Halozyme Therapeutics, Inc.†#	52,656	463,899
Human Genome Sciences, Inc.†#	109,802	1,011,276
Illumina, Inc.†#	43,838	2,116,937
Immunomedics, Inc.†	47,479	99,231
Incyte Corp.†#	68,689	401,144
Integra LifeSciences Holdings Corp.†#	14,722	715,048
InterMune, Inc.†#	22,111	437,134
Keryx Biopharmaceuticals, Inc.†#	35,626	358,398
Kosan Biosciences, Inc.†#	34,776	180,835
LifeCell Corp.†#	27,719	917,776
Martek Biosciences Corp.†#	26,374	712,625
Maxygen, Inc.†	19,945	177,909
Medivation, Inc.†#	17,450	304,852
Molecular Insight Pharmaceuticals, Inc.†#	4,113	28,585
Momenta Pharmaceuticals, Inc.†#	19,384	205,470
Myriad Genetics, Inc.†#	35,204	1,547,568
Nektar Therapeutics†#	74,975	619,294
Novacea, Inc.†#	5,404	45,826
Omrix Biopharmaceuticals, Inc.†#	11,202	392,182
Orexigen Therapeutics, Inc.†#	5,963	87,775
Protalix BioTherapeutics, Inc.†#	26,309	684,034
Regeneration Technologies, Inc.†	24,350	263,711
Regeneron Pharmaceuticals, Inc.†#	52,051	1,012,912
Savient Pharmaceuticals, Inc.†#	43,426	572,355
Seattle Genetics, Inc.†	34,124	350,112
SuperGen, Inc.†#	43,650	177,219
Telik, Inc.†#	42,900	123,552
Tercica, Inc.†#	26,951	178,416
XOMA, Ltd.†	107,693	298,310

		26,192,480

Medical-Drugs - 1.4%

Acadia Pharmaceuticals, Inc.†	25,328	364,470
Adams Respiratory Therapeutics, Inc.†#	29,129	1,123,214
Akorn, Inc.†#	45,021	342,160
Amicus Therapeutics, Inc.†	4,090	48,589
Array Biopharma, Inc.†#	38,436	436,249
Auxilium Pharmaceuticals, Inc.†	25,567	496,000
Biodel, Inc.†#	4,095	77,518
Bionovo, Inc.†#	36,828	162,043
Bradley Pharmaceuticals, Inc.†#	10,404	203,502
Cadence Pharmaceuticals, Inc.†#	13,220	189,839
Cubist Pharmaceuticals, Inc.†#	45,256	1,035,457
Durect Corp.†#	56,755	287,748
Emergent Biosolutions, Inc.†#	4,607	41,140
Idenix Pharmaceuticals, Inc.†#	20,349	54,128
Indevus Pharmaceuticals, Inc.†#	49,850	338,481
Javelin Pharmaceuticals. Inc.†#	34,764	185,640
K-V Pharmaceutical Co., Class A†#	28,920	790,384
Ligand Pharmaceuticals, Inc. Class B#	73,745	462,381
Medicis Pharmaceutical Corp., Class A#	45,668	1,394,701
OSI Pharmaceuticals, Inc.†#	47,154	1,608,423
Pain Therapeutics, Inc.†#	29,428	276,035
PharMerica Corp.†#	24,809	439,863
Pharmion Corp.†#	21,278	872,611
Poniard Pharmaceuticals, Inc.†#	19,016	115,998
Pozen, Inc.†#	20,833	208,122
Prestige Brands Holdings, Inc.†	27,714	304,023
Rigel Pharmaceuticals, Inc.†#	24,701	226,261
Salix Pharmaceuticals, Ltd.†#	38,568	444,303
Santarus, Inc.†#	41,506	102,935
Sciele Pharma, Inc.†#	28,836	665,535
Sirtris Pharmaceuticals, Inc.†#	4,954	64,303
Somaxon Pharmaceuticals, Inc.†	8,306	102,496
Synta Pharmaceuticals Corp.†	4,092	24,470
Valeant Pharmaceuticals International†	77,708	1,225,455
ViroPharma, Inc.†#	57,075	565,613
XenoPort, Inc.†#	17,622	731,842
Zymogenetics, Inc.†#	31,802	384,168

		16,396,100

Medical-Generic Drugs - 0.3%

Alpharma, Inc., Class A	35,455	811,920
Caraco Pharmaceutical Laboratories, Ltd†#	8,185	121,056
Par Pharmaceutical Cos., Inc.†	29,383	657,885
Perrigo Co.#	62,847	1,301,561

		2,892,422

Medical-HMO - 0.3%

AMERIGROUP Corp.†	43,149	1,366,529
Centene Corp.†	35,666	720,810
Magellan Health Services, Inc.†	31,979	1,298,347
Molina Healthcare, Inc.†#	11,171	380,373

		3,766,059

Medical-Hospitals - 0.0%

Medcath Corp.†	8,243	241,932

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc. Class A†#	49,229	447,492
Kindred Healthcare, Inc.†	24,832	492,170
National Healthcare Corp.#	5,711	300,342
Skilled Healthcare Group, Inc. Class A†#	18,316	266,131
Sun Healthcare Group, Inc.†	35,117	522,190

		2,028,325

Medical-Outpatient/Home Medical - 0.4%

Air Methods Corp.†#	8,534	338,202
Amedisys, Inc.†#	21,225	801,880

Amsurg Corp.†#	24,985	589,396
Apria Healthcare Group, Inc.†	35,692	950,478
Gentiva Health Services, Inc.†	22,580	468,309
Hythiam, Inc.†	24,914	179,381
LHC Group, Inc.†#	11,863	237,616
Odyssey HealthCare, Inc.†	27,620	270,124
Radiation Therapy Services, Inc.†#	10,616	240,134
Res-Care, Inc.†	19,921	424,716

		4,500,236

Metal Processors & Fabrication - 0.8%

Ampco-Pittsburgh Corp.	5,914	251,522
CIRCOR International, Inc.	13,383	565,967
Dynamic Materials Corp.#	9,893	425,300
Haynes International, Inc.†	9,527	795,790
Kaydon Corp.#	23,131	1,221,317
Ladish Co,. Inc.†	11,863	622,570
LB Foster Co., Class A†#	8,644	324,669
Mueller Industries, Inc.	30,294	1,049,384
Quanex Corp.	30,338	1,313,939
RBC Bearings, Inc.†	17,367	616,528
Sun Hydraulics Corp.#	9,119	252,505
Trimas Corp.†#	10,960	134,370
Worthington Industries, Inc.#	56,497	1,195,477

		8,769,338

Metal Products-Distribution - 0.0%

A.M. Castle & Co.	9,119	265,636
Lawson Products, Inc.#	3,421	124,935

		390,571

Metal-Aluminum - 0.2%

Century Aluminum Co.†	23,911	1,175,943
Kaiser Aluminum Corp.#	12,350	838,812

		2,014,755

Metal-Diversified - 0.1%

Apex Silver Mines, Ltd.†#	47,953	831,505
Hecla Mining Co.†#	98,349	737,618

		1,569,123

Mining - 0.1%

Royal Gold, Inc.#	19,793	549,454
US Gold Corp.†	42,137	251,136

		800,590

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.	8,008	210,130
AptarGroup, Inc.	56,603	2,056,387
Freightcar America, Inc.	10,022	453,997
Reddy Ice Holdings, Inc.#	17,835	515,966

		3,236,480

Motion Pictures & Services - 0.1%

Macrovision Corp.†#	43,369	1,029,146

MRI/Medical Diagnostic Imaging - 0.1%

Alliance Imaging, Inc.†	20,863	183,803
Nighthawk Radiology Holdings, Inc.†#	17,236	378,503

		562,306

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	41,135	640,061

Multimedia - 0.4%

Belo Corp., Class A	69,235	1,193,612
Entravision Communications Corp., Class A†	56,539	509,416
Gemstar-TV Guide International, Inc.†	204,769	1,249,091
Journal Communications, Inc., Class A	38,516	399,411
Martha Stewart Living Omnimedia, Inc., Class A†#	21,724	275,460
Media General, Inc., Class A	18,079	504,766

		4,131,756

Music - 0.0%

Steinway Musical Instruments, Inc.	6,563	209,819

Networking Products - 1.0%

3Com Corp.†	318,249	1,193,434
Acme Packet, Inc.†#	18,061	270,554
Adaptec, Inc.†#	96,778	360,982
Anixter International, Inc.†	25,258	1,939,057
Atheros Communications, Inc.†	45,196	1,351,812
BigBand Networks, Inc.†#	10,083	101,838
Black Box Corp.	14,195	581,285
Extreme Networks, Inc.†	96,865	335,153
Foundry Networks, Inc.†	119,140	2,202,899
Hypercom Corp.†	43,548	212,079
Ixia†#	35,833	326,080
Netgear, Inc.†	28,306	794,266
Polycom, Inc.†	74,981	2,272,674
Switch & Data Facilities Co., Inc.†#	10,431	180,248
Veraz Networks, Inc.†	7,407	46,071

		12,168,432

Non-Ferrous Metals - 0.3%

Brush Engineered Materials, Inc.†#	16,601	801,828
Idaho General Mines, Inc.†#	39,700	258,844
RTI International Metals, Inc.†	18,861	1,314,989
Uranium Resources, Inc.†#	42,671	330,700
USEC, Inc.†	71,483	957,158

		3,663,519

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc., Class A†	18,591	207,661
Waste Connections, Inc.†#	56,164	1,708,509
Waste Industries USA, Inc.	4,138	134,278
Waste Services, Inc.†	15,902	156,794

		2,207,242

Office Automation & Equipment - 0.1%

IKON Office Solutions, Inc.	87,934	1,234,593

Office Furnishings-Original - 0.3%

CompX International, Inc.	1,223	24,802
Herman Miller, Inc.	51,926	1,506,893
Interface, Inc. Class A	44,744	807,182
Knoll, Inc.	40,631	772,395

		3,111,272

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†#	44,130	1,000,427
Ennis, Inc.	20,923	455,075

The Standard Register Co.	14,544	186,018

		1,641,520

Oil & Gas Drilling - 0.4%

Atlas America, Inc.	18,685	950,506
Atwood Oceanics, Inc.†#	22,422	1,703,848
Bronco Drilling Co., Inc.†#	21,278	313,851
DLB Oil and Gas, Inc.†(2)(3)	3,000	0
Grey Wolf, Inc.†#	151,180	1,003,835
Parker Drilling Co.†#	91,286	711,118
Pioneer Drilling Co.†#	40,584	493,501

		5,176,659

Oil Companies-Exploration & Production - 2.1%

APCO Argentina, Inc.	1,865	175,832
Arena Resources, Inc.†#	12,455	764,239
ATP Oil & Gas Corp.†	17,462	751,739
Berry Petroleum Co., Class A	32,308	1,101,057
Bill Barrett Corp.†#	25,246	889,669
Bois d’Arc Energy, Inc.†#	14,885	267,335
BPZ Energy, Inc.†#	42,265	247,250
Brigham Exploration Co.†#	37,304	188,385
Callon Petroleum Co.†	16,969	205,834
Carrizo Oil & Gas, Inc.†#	18,541	728,105
Clayton Williams Energy, Inc.†	4,521	126,814
Comstock Resources, Inc.†	36,315	999,752
Contango Oil & Gas Co.†	10,723	392,462
Delta Petroleum Corp.†#	53,717	795,549
Edge Petroleum Corp.†#	23,274	303,959
Encore Acquisition Co.†	43,446	1,207,364
Energy Partners, Ltd.†	23,105	315,845
EXCO Resources, Inc.†#	50,412	846,922
FX Energy, Inc.†	29,197	183,357
GeoGlobal Resources, Inc.†#	26,376	81,238
GeoMet, Inc.†	14,786	87,237
GMX Resources, Inc.†#	9,428	287,177
Goodrich Petroleum Corp.†#	12,684	375,573
Gulfport Energy Corp.†#	16,153	290,916
Harvest Natural Resources, Inc.†#	30,706	351,891
Mariner Energy, Inc.†	71,253	1,494,175
McMoRan Exploration Co.†#	23,495	319,297
Meridian Resource Corp.†	73,073	169,529
Oilsands Quest, Inc.†#	88,312	445,093
Parallel Petroleum Corp.†	30,829	545,365
Penn Virginia Corp.	30,740	1,226,833
PetroHawk Energy Corp.†#	138,684	2,099,676
Petroleum Development Corp.†#	12,175	487,365
Petroquest Energy, Inc.†	33,960	378,994
Rosetta Resources, Inc.†#	41,519	696,689
Stone Energy Corp.†	22,923	755,313
Swift Energy Co.†#	24,449	909,992
Toreador Resources Corp.†#	12,357	127,401
TXCO Resources, Inc.†#	27,564	268,473
Vaalco Energy, Inc.†#	48,337	189,481
Venoco, Inc.†#	11,645	187,135
Warren Resources, Inc.†#	44,306	523,697
Whiting Petroleum Corp.†	34,390	1,277,932

		24,067,941

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.#	9,619	263,753
PetroCorp, Inc.†(2)(3)	2,364	0

		263,753

Oil Field Machinery & Equipment - 0.4%

CARBO Ceramics, Inc.#	16,587	776,272
Complete Production Services, Inc.†	34,950	775,890
Dril-Quip, Inc.†	21,791	1,025,484
Flotek Industries, Inc.†	14,854	561,036
Gulf Island Fabrication, Inc.	8,768	311,965
Lufkin Industries, Inc.	12,304	699,729
NATCO Group, Inc., Class A†	14,228	710,546
T-3 Energy Services, Inc.†	4,427	136,927

		4,997,849

Oil Refining & Marketing - 0.1%

Alon USA Energy, Inc.#	10,602	406,057
Crosstex Energy, Inc.#	30,153	990,224
Sulphco, Inc.†#	36,278	248,504

		1,644,785

Oil-Field Services - 1.2%

Allis-Chalmers Energy, Inc.†#	20,540	409,157
Basic Energy Services, Inc.†#	33,415	690,688
Cal Dive International, Inc.†#	18,273	255,639
Exterran Holdings, Inc.†#	49,330	3,823,075
Geokinetics, Inc.†	5,590	118,732
Hercules Offshore, Inc.†	67,908	1,727,580
Horizon Offshore, Inc.†	26,726	442,315
Hornbeck Offshore Services, Inc.†#	18,793	716,953
MarkWest Hydrocarbon, Inc.	5,237	263,369
Matrix Service Co.†	21,740	411,321
Newpark Resources, Inc.†#	73,520	411,712
Oil States International, Inc.†#	40,266	1,699,225
RPC, Inc.#	26,342	363,256
Superior Offshore International, Inc.†	8,312	88,606
Superior Well Services, Inc.†#	12,819	276,762
Trico Marine Services, Inc.†#	9,725	319,563
Union Drilling, Inc.†	11,274	162,346
W-H Energy Services, Inc.†	24,877	1,581,182
Willbros Group, Inc.†	21,296	605,445

		14,366,926

Optical Supplies - 0.1%

Oakley, Inc.	20,106	578,450

Paper & Related Products - 0.5%

Bowater, Inc.#	45,973	774,185
Buckeye Technologies, Inc.†	31,073	483,807
Glatfelter#	36,821	543,478
Mercer International, Inc.†#	26,060	232,976
Neenah Paper, Inc.#	12,113	420,200
Potlatch Corp.#	31,911	1,437,271
Rock-Tenn Co., Class A	28,709	832,274
Schweitzer-Mauduit International, Inc.	12,844	292,715
Wausau Paper Corp.	36,353	408,244
Xerium Technologies, Inc.	16,090	87,047

		5,512,197

Patient Monitoring Equipment - 0.0%

Aspect Medical Systems, Inc.†#	13,486	169,654
Insulet Corp.†#	6,414	113,015

Visicu, Inc.†	12,554	90,891

		373,560

Pharmacy Services - 0.1%

HealthExtras, Inc.†	25,284	710,733

Physical Therapy/Rehabilation Centers - 0.3%

Healthsouth Corp.†#	64,388	1,175,725
Psychiatric Solutions, Inc.†	44,399	1,636,547
RehabCare Group, Inc.†	14,286	232,433

		3,044,705

Physicians Practice Management - 0.2%

American Dental Partners, Inc.†	10,255	245,607
Healthways, Inc.†#	28,668	1,427,667
Matria Healthcare, Inc.†#	17,439	443,997

		2,117,271

Platinum - 0.0%

Stillwater Mining Co.†#	34,189	321,035

Pollution Control - 0.0%

Fuel Tech, Inc.†#	14,160	412,056

Poultry - 0.2%

Pilgrim’s Pride Corp.	33,037	1,340,972
Sanderson Farms, Inc.#	13,829	579,988

		1,920,960

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	29,292	475,409
Powell Industries, Inc.†	6,589	220,863
Power-One, Inc.†#	57,413	250,321
Vicor Corp.#	15,907	187,544

		1,134,137

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†#	227,735	778,854

Printing-Commercial - 0.3%

Bowne & Co., Inc.	22,559	382,375
Cenveo, Inc.†#	43,902	861,357
Consolidated Graphics, Inc.†	8,613	570,870
Multi-Color Corp.	4,442	165,020
Valassis Communications, Inc.†#	39,155	357,094
VistaPrint, Ltd.†#	35,280	1,160,006

		3,496,722

Private Corrections - 0.1%

Cornell Cos., Inc.†#	8,692	209,390
Geo Group, Inc.†#	41,235	1,227,566

		1,436,956

Protection/Safety - 0.0%

Landauer, Inc.#	7,516	380,986
Protection One, Inc.†#	5,339	68,553

		449,539

Publishing-Books - 0.1%

Courier Corp.	8,515	306,029
Scholastic Corp.†#	28,146	959,216

		1,265,245

Publishing-Newspapers - 0.1%

GateHouse Media, Inc.#	18,263	237,784
Lee Enterprises, Inc.#	37,658	654,120
Sun-Times Media Group, Inc., Class A†#	53,356	150,464

		1,042,368

Publishing-Periodicals - 0.1%

Playboy Enterprises, Inc., Class B†#	18,024	199,165
Primedia, Inc.#	36,053	524,571
Value Line, Inc.#	1,102	53,833

		777,569

Quarrying - 0.1%

Compass Minerals International, Inc.	26,304	896,177

Racetracks - 0.1%

Churchill Downs, Inc.	7,729	385,368
Magna Entertainment Corp., Class A†#	32,930	69,153
Speedway Motorsports, Inc.	11,387	438,286

		892,807

Radio - 0.2%

Citadel Broadcasting Corp.#	148,981	606,353
Cox Radio, Inc., Class A†	27,191	374,692
Cumulus Media, Inc., Class A†#	23,221	248,465
Emmis Communications Corp., Class A#	26,022	165,760
Entercom Communications Corp., Class A#	26,765	570,094
Radio One, Inc., Class D†	62,559	244,606
Salem Communications Corp., Class A	7,509	77,117
Spanish Broadcasting System, Inc., Class A†#	32,951	93,581
Westwood One, Inc.	58,041	167,738

		2,548,406

Real Estate Investment Trusts - 5.5%

Acadia Realty Trust	26,276	656,112
Agree Reality Corp.#	6,338	193,309
Alesco Financial, Inc.#	49,859	272,230
Alexander’s, Inc.†#	1,640	655,590
Alexandria Real Estate Equities, Inc.	24,103	2,249,533
American Campus Communities, Inc.#	18,947	536,958
American Financial Realty Trust	106,535	882,110
Anthracite Capital, Inc.	52,436	475,070
Anworth Mortgage Asset Corp.	37,304	200,695
Arbor Realty Trust, Inc.	11,060	221,421
Ashford Hospitality Trust, Inc.	86,623	945,057
Associated Estates Realty Corp.	12,862	181,869
BioMed Realty Trust, Inc.#	53,526	1,304,964
BRT Realty Trust#	5,741	121,537
Capital Lease Funding, Inc.	35,576	343,308
Capital Trust, Inc., Class A#	11,159	386,771
CBRE Realty Finance, Inc.#	23,840	143,040
Cedar Shopping Centers, Inc.	36,136	478,441
Corporate Office Properties Trust	31,910	1,374,364
Cousins Properties, Inc.	33,144	910,466
Crystal River Capital, Inc.#	20,446	326,318
DCT Industrial Trust, Inc.	137,727	1,407,570
Deerfield Triarc Capital Corp.#	42,297	370,099
DiamondRock Hospitality Co.	77,307	1,387,661
Digital Realty Trust, Inc.	43,577	1,699,503
EastGroup Properties, Inc.	19,420	823,990

Education Realty Trust, Inc.#	22,876	312,715
Entertainment Properties Trust	21,795	1,042,673
Equity Inns, Inc.	45,014	1,013,715
Equity Lifestyle Properties, Inc.	16,465	801,845
Equity One, Inc.#	29,760	778,522
Extra Space Storage, Inc.	52,645	809,154
FelCor Lodging Trust, Inc.	51,019	1,119,357
First Industrial Realty Trust, Inc.#	37,119	1,513,713
First Potomac Reality Trust#	19,800	419,562
Franklin Street Properties Corp.#	48,669	839,540
Getty Realty Corp.#	14,176	386,579
Glimcher Realty Trust#	30,347	678,559
GMH Communities Trust#	25,698	201,986
Gramercy Capital Corp.#	15,274	384,141
Healthcare Realty Trust, Inc.#	39,110	976,577
Hersha Hospitality Trust	33,342	364,428
Highwoods Properties, Inc.	46,514	1,660,085
Home Properties, Inc.	27,185	1,381,542
Impac Mtg. Holdings, Inc.#	62,219	107,017
Inland Real Estate Corp.#	47,505	735,377
Investors Real Estate Trust#	39,435	412,096
Jer Investors Trust, Inc.#	21,164	263,068
Kite Realty Group Trust#	17,053	289,560
LaSalle Hotel Properties	32,796	1,365,625
Lexington Corporate Properties Trust	54,110	1,118,995
LTC Properties, Inc.	19,348	436,878
Luminent Mtg. Capital, Inc.#	38,290	67,390
Maguire Properties, Inc.	30,632	796,738
Medical Properties Trust, Inc.#	40,544	546,128
MFA Mtg. Investments, Inc.	66,375	514,406
Mid-America Apartment Communities, Inc.	20,812	1,032,067
Mission West Properties, Inc.	16,061	198,032
National Health Investors, Inc.	19,040	575,770
National Retail Properties, Inc.	54,568	1,281,802
Nationwide Health Properties, Inc.	72,983	2,025,278
Newcastle Investment Corp.#	33,961	565,111
NorthStar Realty Finance Corp.	50,166	532,261
Novastar Finl Inc Com New#	7,748	65,780
Omega Healthcare Investors, Inc.	54,984	818,712
Parkway Properties, Inc.	12,993	601,316
Pennsylvania Real Estate Investment Trust	26,280	994,172
Post Properties, Inc.#	35,688	1,424,308
PS Business Parks, Inc.	13,012	735,178
Quadra Realty Trust, Inc.	13,630	136,709
RAIT Investment Trust#	51,770	458,164
Ramco-Gershenson Properties Trust	15,195	490,039
Realty Income Corp.	82,615	2,230,605
Redwood Trust, Inc.#	17,272	644,764
Republic Property Trust#	21,333	306,555
Resource Capital Corp.#	18,007	216,084
Saul Centers, Inc.	8,764	438,726
Senior Housing Properties Trust	68,403	1,391,317
Sovran Self Storage, Inc.	16,835	759,427
Strategic Hotels & Resorts, Inc.#	60,803	1,250,718
Sun Communities, Inc.	13,092	373,253
Sunstone Hotel Investors, Inc.	51,072	1,376,901
Tanger Factory Outlet Centers, Inc.#	25,583	973,945
U-Store-It Trust	37,887	513,748
Universal Health Realty Income Trust#	9,646	323,334
Urstadt Biddle Properties, Inc., Class A	17,289	292,876
Washington Real Estate Investment Trust#	36,837	1,206,412
Winthrop Realty Trust	41,359	262,630

		64,381,951

Real Estate Management/Services - 0.0%

Grubb & Ellis Co.†	12,923	117,082
HFF, Inc., Class A†	13,448	157,073
Tarragon Corp.†#	11,354	10,673

		284,828

Real Estate Operations & Development - 0.1%

Avatar Holdings, Inc.†#	4,679	284,390
Consolidated-Tomoka Land Co.#	4,674	321,244
Hilltop Holdings, Inc.†#	38,789	466,244
Meruelo Maddux Properties, Inc.†	37,402	224,786
Stratus Properties, Inc.†#	4,047	132,944
Thomas Properties Group, Inc.	19,417	248,343

		1,677,951

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	25,956	1,442,375
Town Sports International Holdings, Inc.†	13,285	239,927

		1,682,302

Recreational Vehicles - 0.1%

Arctic Cat, Inc.#	9,820	166,056
Polaris Industries, Inc.#	29,246	1,396,497

		1,562,553

Recycling - 0.1%

Metal Management, Inc.	20,946	982,577

Rental Auto/Equipment - 0.4%

Aaron Rents, Inc.	37,796	967,200
Dollar Thrifty Automotive Group, Inc.†	19,382	571,381
Electro Rent Corp.#	14,165	205,818
H&E Equipment Services, Inc.†	14,548	299,107
McGrath Rentcorp	20,596	659,690
Rent-A-Center, Inc.†	57,538	1,105,880
RSC Holdings, Inc.†	17,038	316,225

		4,125,301

Research & Development - 0.3%

Albany Molecular Research, Inc.†	21,194	309,856
Arrowhead Research Corp.†#	27,684	135,098
Exponent, Inc.†	12,134	295,584
Kendle International, Inc.†	10,382	406,559
Parexel International Corp.†	22,757	978,779
PharmaNet Development Group, Inc.†	15,261	439,517
PRA International†#	16,235	473,250
Senomyx, Inc.†#	24,801	331,342

		3,369,985

Resorts/Theme Parks - 0.2%

Bluegreen Corp.†#	17,356	145,270
Great Wolf Resorts, Inc.†#	25,090	358,787
Six Flags, Inc.†#	57,686	231,898

Vail Resorts, Inc.†#	25,690	1,468,954

		2,204,909

Retail-Apparel/Shoe - 1.6%

Aeropostale, Inc.†	63,396	1,312,297
Bebe Stores, Inc.#	20,735	289,253
Brown Shoe Co., Inc.	35,989	821,989
Buckle, Inc.	11,482	429,542
Cache, Inc.†#	10,075	169,059
Casual Male Retail Group, Inc.†#	29,536	298,314
Cato Corp., Class A	24,434	539,258
Charlotte Russe Holding, Inc.†	20,709	361,786
Charming Shoppes, Inc.†	101,194	914,794
Christopher & Banks Corp.#	29,605	357,628
Collective Brands, Inc.†	53,385	1,261,488
Deb Shops, Inc.	4,113	109,735
Dress Barn, Inc.†	38,467	673,173
DSW, Inc., Class A†#	13,251	403,493
Eddie Bauer Holdings, Inc.†#	24,907	194,275
Genesco, Inc.†#	18,617	854,334
Hot Topic, Inc.†	36,184	302,860
J Crew Group, Inc.†#	31,855	1,586,698
Jos. A. Bank Clothiers, Inc.†#	14,787	445,828
Kenneth Cole Productions, Inc. Class A#	8,127	168,066
Men’s Wearhouse, Inc.	44,330	2,246,644
New York & Co., Inc.†	17,800	117,480
Pacific Sunwear of California, Inc.†#	57,422	804,482
Shoe Carnival, Inc.†	7,727	133,291
Stage Stores, Inc.	35,498	615,180
Stein Mart, Inc.#	22,191	194,837
Syms Corp.#	5,614	92,013
Talbots, Inc.#	18,950	403,256
The Children’s Place Retail Stores, Inc.†	18,396	529,069
The Finish Line, Inc., Class A	34,767	196,086
Tween Brands, Inc.†	25,088	740,096
Under Armour, Inc., Class A†#	20,246	1,316,192
Wet Seal, Inc., Class A†#	68,963	312,402

		19,194,898

Retail-Appliances - 0.0%

Conn’s, Inc.†#	9,963	219,186

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	16,546	309,245

Retail-Auto Parts - 0.1%

CSK Auto Corp.†#	35,942	475,153
PEP Boys-Manny Moe & Jack#	32,578	533,954

		1,009,107

Retail-Automobile - 0.2%

Asbury Automotive Group, Inc.	20,951	452,961
Group 1 Automotive, Inc.#	19,855	696,116
Lithia Motors, Inc., Class A#	12,980	232,472
Rush Enterprises, Inc., Class A†#	18,096	458,914
Sonic Automotive, Inc.	25,348	674,257

		2,514,720

Retail-Bedding - 0.1%

Select Comfort Corp.†#	38,292	656,708

Retail-Bookstore - 0.1%

Books-A-Million, Inc.	12,138	161,678
Borders Group, Inc.#	47,895	718,425

		880,103

Retail-Computer Equipment - 0.1%
Insight Enterprises, Inc.†	39,535	937,770
PC Connection, Inc.†	7,604	97,788
Systemax, Inc.#	8,680	161,448

		1,197,006

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	41,317	1,171,750
The Pantry, Inc.†	18,716	623,804

		1,795,554

Retail-Discount - 0.1%

99 Cents Only Stores†#	38,341	473,511
Citi Trends, Inc.†#	11,339	246,510
Fred’s, Inc.	32,767	340,777
Tuesday Morning Corp.#	24,534	258,834

		1,319,632

Retail-Drug Store - 0.1%

Longs Drug Stores Corp.	26,944	1,420,757

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†	20,404	459,090

Retail-Hair Salons - 0.1%

Regis Corp.	36,231	1,195,985

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.#	16,206	173,728
Pier 1 Imports, Inc.†#	72,210	446,258

		619,986

Retail-Jewelry - 0.1%

Movado Group, Inc.	14,071	415,095
Zale Corp.†#	40,049	899,901

		1,314,996

Retail-Leisure Products - 0.0%

MarineMax, Inc.†#	13,365	245,114
West Marine, Inc.†#	12,070	164,393

		409,507

Retail-Misc./Diversified - 0.0%

Pricesmart, Inc.#	10,948	262,314

Retail-Music Store - 0.1%

Guitar Center, Inc.†#	24,161	1,367,271

Retail-Office Supplies - 0.1%

School Specialty, Inc.†#	17,315	630,959

Retail-Pawn Shops - 0.2%

Cash America International, Inc.	24,286	875,753
Ezcorp, Inc., Class A†	30,290	368,629
First Cash Financial Services, Inc.†	21,478	460,059

		1,704,441

Retail-Perfume & Cosmetics - 0.1%

Sally Beauty Holdings Inc.†#	76,533	652,061

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	23,335	899,564

Retail-Regional Department Stores - 0.0%

Bon-Ton Stores, Inc.#	8,376	241,396
Retail Ventures, Inc.†#	22,615	261,656

		503,052

Retail-Restaurants - 1.8%

AFC Enterprises, Inc.†	24,001	357,855
Applebee’s International, Inc.	61,048	1,514,601
Benihana, Inc. Class A†	10,076	186,809
BJ’s Restaurants, Inc.†#	13,909	315,039
Bob Evans Farms, Inc.	29,262	976,473
Buffalo Wild Wings, Inc.†#	12,530	435,668
California Pizza Kitchen, Inc.†#	23,778	486,260
Carrols Restaurant Group, Inc.†#	8,142	89,236
CBRL Group, Inc.	20,152	754,088
CEC Entertainment, Inc.†	23,405	718,534
Chipotle Mexican Grill, Inc., Class B†#	26,815	2,517,660
CKE Restaurants, Inc.#	51,557	873,891
Denny’s Corp.†#	76,605	295,695
Domino’s Pizza, Inc.#	35,829	630,232
IHOP Corp.#	14,256	896,275
Jack in the Box, Inc.†	25,604	1,593,081
Jamba, Inc.†#	42,540	289,698
Krispy Kreme Doughnuts, Inc.†#	52,867	351,037
Landry’s Restaurants, Inc.#	13,939	399,631
Mccormick & Schmick’s Seafood Restaurants, Inc.†	11,976	317,364
Morton’s Restaurant Group, Inc.†	8,696	154,093
O’Charley’s, Inc.	19,547	318,225
Papa John’s International, Inc.†	17,592	446,133
PF Chang’s China Bistro, Inc.†#	21,088	711,298
Rare Hospitality International, Inc.†	25,149	949,878
Red Robin Gourmet Burgers, Inc.†#	13,625	524,154
Ruby Tuesday, Inc.#	44,409	983,659
Ruth’s Chris Steak House, Inc.†#	15,548	258,408
Sonic Corp.†#	54,586	1,191,067
Texas Roadhouse, Inc., Class A†#	43,072	551,752
The Steak n Shake Co.†#	23,266	366,672
Triarc Cos., Inc., Class B#	51,497	790,994

		21,245,460

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.	18,559	386,027
Cabela’s Inc., Class A†#	31,789	751,174
Gander Mountain Co.†#	4,176	34,285
Hibbett Sports, Inc.†	25,852	644,749
Zumiez, Inc.†#	14,111	684,807

		2,501,042

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	12,824	211,083

Retail-Video Rentals - 0.1%

Blockbuster, Inc., Class A†#	157,045	778,943

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	18,997	153,876
Emeritus Corp.†#	7,617	206,801
Sunrise Senior Living, Inc.†#	36,563	1,309,321

		1,669,998

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	50,439	1,232,729

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	22,906	487,898

Satellite Telecom - 0.1%

GeoEye, Inc.†	14,315	337,261
Globalstar, Inc.†#	15,845	147,359
Hughes Communications, Inc.†#	5,258	268,158
ICO Global Communications Holdings, Ltd.†#	84,110	296,067
Loral Space & Communications, Inc.†	9,369	375,510

		1,424,355

Savings & Loans/Thrifts - 1.4%

Abington Bancorp, Inc.#	8,580	82,282
Anchor BanCorp Wisconsin, Inc.#	16,010	421,703
BankAtlantic Bancorp, Inc. Class A#	36,626	303,630
BankUnited Financial Corp. Class A#	26,115	446,567
Berkshire Hills Bancorp, Inc.#	7,219	213,899
Brookline Bancorp, Inc.#	51,565	645,078
Clifton Savings Bancorp, Inc.#	9,759	109,496
CSF Holdings, Inc.†(2)(3)	2,375	0
Dime Community Bancshares	21,229	289,351
Downey Financial Corp.#	17,266	977,083
First Financial Holdings, Inc.#	9,758	310,792
First Niagara Financial Group, Inc.	88,081	1,244,585
First Place Financial Corp.#	14,258	251,226
FirstFed Financial Corp.†#	13,510	678,878
Flagstar Bancorp, Inc.#	36,381	447,486
Flushing Financial Corp.	17,267	283,524
Franklin Bank Corp.†#	20,727	190,481
Investors Bancorp, Inc.†	41,748	592,822
K-Fed Bancorp	4,010	55,017
Kearny Financial Corp.#	17,507	231,267
KNBT Bancorp, Inc.#	22,558	331,828
MAF Bancorp, Inc.†	26,944	1,446,623
NASB Financial, Inc.#	3,085	106,525
NewAlliance Bancshares, Inc.#	92,778	1,383,320
Northwest Bancorp, Inc.#	14,994	437,225
Oritani Financial Corp.†#	9,948	150,414
Partners Trust Financial Group, Inc.	35,650	432,791
PFF BanCorp., Inc.	19,639	344,075
Provident Financial Services, Inc.#	53,935	906,108
Provident New York Bancorp, Inc.#	34,667	478,751
Rockville Financial, Inc.#	7,268	105,023
Roma Financial Corp.#	8,297	140,966
Sterling Financial Corp.	41,924	1,067,804
TierOne Corp.	14,764	331,009
United Community Financial Corp.#	21,932	162,078
ViewPoint Financial Group	9,490	162,943
Wauwatosa Holdings, Inc.†#	8,008	133,333
Westfield Financial, Inc.	8,459	85,521
WSFS Financial Corp.	5,141	309,694

		16,291,198

Schools - 0.5%

Capella Education Co.†	8,787	442,953
Corinthian Colleges, Inc.†#	70,855	996,221
DeVry, Inc.	49,025	1,692,833
Lincoln Educational Services Corp.†#	3,832	53,533
Strayer Education, Inc.	11,882	1,896,130

Universal Technical Institute, Inc.†#	19,239	346,687

		5,428,357

School-Day Care - 0.1%

Bright Horizons Family Solutions, Inc.†	21,392	848,621

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†#	6,234	423,039
ION Geophysical Corp.#	58,144	825,064

		1,248,103

Semiconductor Equipment - 1.0%

Asyst Technologies, Inc.†	40,261	236,332
ATMI, Inc.†	28,225	851,266
Axcelis Technologies, Inc.†#	83,124	391,514
Brooks Automation, Inc.†	62,005	877,371
Cabot Microelectronics Corp.†#	19,458	811,788
Cohu, Inc.#	18,592	367,936
Credence Systems Corp.†#	82,720	243,197
Entegris, Inc.†#	110,531	1,043,413
FormFactor, Inc.†#	39,069	1,772,170
Kulicke and Soffa Industries, Inc.†#	47,287	403,831
LTX Corp.†#	50,802	207,272
Mattson Technology, Inc.†	43,084	453,674
MKS Instruments, Inc.†	41,370	911,795
Photronics, Inc.†	34,177	395,770
Rudolph Technologies, Inc.†	23,788	305,200
Semitool, Inc.†#	18,126	175,278
Tessera Technologies, Inc.†	39,190	1,435,530
Ultra Clean Holdings, Inc.†#	15,518	231,839
Ultratech, Inc.†#	18,998	272,241
Veeco Instruments, Inc.†#	25,479	448,430

		11,835,847

Semiconductors Components-Intergrated Circuits - 0.5%

Anadigics, Inc.†#	48,128	792,187
Cirrus Logic, Inc.†	72,097	490,981
Emulex Corp.†	69,797	1,363,833
Exar Corp.†#	29,457	392,956
Genesis Microchip, Inc.†#	30,289	241,100
Hitte Microwave Corp.†	13,389	567,292
Micrel, Inc.	45,421	497,360
Pericom Semiconductor Corp.†	21,275	245,088
Standard Microsystems Corp.†	18,702	672,898
Techwell, Inc.†#	12,231	124,879
TriQuint Semiconductor, Inc.†#	113,772	501,735

		5,890,309

Software Tools - 0.0%

Borland Software Corp.†#	59,450	271,092

Specified Purpose Acquisitions - 0.1%

Energy Infrastructure Acquisition Corp.†#	18,254	176,699
Freedom Acquisition Holding Inc†#	43,188	451,315
Information Services Group Inc†#	26,450	200,491
Marathon Acquisition Corp.†#	30,951	245,441
NTR Acquisition Co†#	20,090	189,449
Star Maritime Acquisition Corp.†#	15,429	193,171

		1,456,566

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A#	93,853	1,160,023
Northwest Pipe Co.†#	7,306	272,368
Valmont Industries, Inc.#	15,214	1,356,784

		2,789,175

Steel-Producers - 0.2%

Claymont Steel, Inc.†	7,111	148,975
Olympic Steel, Inc.#	7,146	174,577
Ryerson, Inc.#	21,684	722,945
Schnitzer Steel Industries, Inc, Class A.	17,890	1,045,313
Wheeling-Pittsburgh Corp.†#	10,570	191,528

		2,283,338

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†#	5,428	175,976

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	29,361	710,830

Sugar - 0.0%

Imperial Sugar Co.#	9,610	276,287

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†#	33,204	598,336

Telecom Equipment-Fiber Optics - 0.3%

Avanex Corp.†#	159,045	273,557
C-COR, Inc.†	40,532	466,523
Finisar Corp.†#	219,075	828,104
Harmonic, Inc.†#	64,894	646,993
MRV Communications, Inc.†#	103,019	259,608
Oplink Communications, Inc.†	18,217	237,368
Sycamore Networks, Inc.†	150,717	595,332

		3,307,485

Telecom Services - 0.9%

Cbeyond, Inc.†	16,878	655,879
Consolidated Commerce Holdings, Inc.	16,133	299,751
Eschelon Telecom, Inc.†	8,765	262,950
Fairpoint Communications, Inc.#	28,813	482,041
FiberTower Corp.†#	84,185	316,536
Global Crossing Ltd†#	19,745	375,945
Harris Stratex Networks, Inc.†#	20,656	353,424
Hungarian Telephone & Cable†#	2,942	58,193
Iowa Telecommunications Services, Inc.	25,932	480,001
Knology, Inc.†	21,292	336,414
MasTec, Inc.†#	34,712	513,043
NTELOS Holdings Corp.	22,693	607,718
Orbcomm, Inc.†#	21,452	173,547
PAETEC Holding Corp.†	57,471	685,629
Premiere Global Services, Inc.†	57,884	757,123
RCN Corp.†#	24,987	359,563
SAVVIS, Inc.†	22,464	892,495
Time Warner Telecom, Inc., Class A†	118,337	2,597,497
USA Mobility, Inc.†#	18,876	348,262
Vonage Holdings Corp.†#	52,878	111,573

		10,667,584

Telecommunication Equipment - 0.9%

ADTRAN, Inc.#	48,166	1,287,477
Anaren, Inc.†	14,027	197,640
Andrew Corp.†	127,347	1,793,046
Arris Group, Inc.†	89,153	1,353,343

Comtech Telecommunications Corp.†	18,934	805,831
CPI International, Inc.†	5,870	113,643
Ditech Networks, Inc.†	26,971	138,361
Network Equipment Technologies, Inc.†	21,561	229,840
North Pittsburgh Systems, Inc.#	12,271	283,337
OpNext, Inc.†#	15,264	183,321
Optium Corp.†#	10,011	79,588
Plantronics, Inc.#	39,310	1,116,404
Preformed Line Products Co.#	2,026	99,274
Sirenza Microdevices, Inc.†#	32,160	502,982
Sonus Networks, Inc.†#	206,492	1,193,524
Symmetricom, Inc.†	37,958	189,410
Tekelec†#	49,821	612,798
UTStarcom, Inc.†#	86,862	264,061

		10,443,880

Telephone-Integrated - 0.4%

Alaska Communications Systems Group, Inc.#	34,931	477,157
Atlantic Tele-Network, Inc.	7,701	257,829
Cincinnati Bell, Inc.†	202,534	988,366
CT Communications, Inc.†	16,579	522,239
General Communication, Inc., Class A†	43,855	554,766
Golden Telecom, Inc.	12,860	882,325
IDT Corp., Class B#	40,481	364,329
Shenandoah Telecom Co.#	19,083	391,965
SureWest Communications#	11,830	343,188

		4,782,164

Television - 0.1%

Lin TV Corp., Class A†#	22,297	297,219
Sinclair Broadcast Group, Inc., Class A#	40,218	501,116

		798,335

Textile-Apparel - 0.0%

Cherokee, Inc.#	6,132	233,016
Perry Ellis International, Inc.†#	9,290	253,524

		486,540

Theaters - 0.1%

Carmike Cinemas, Inc.#	10,308	165,340
Cinemark Holdings, Inc.#	22,898	411,706
National CineMedia, Inc.#	34,346	845,942

		1,422,988

Therapeutics - 1.2%

Alexza Pharmaceuticals, Inc.†	16,595	136,245
Allos Therapeutics, Inc.†#	34,160	161,235
Alnylam Pharmaceuticals, Inc.†#	26,402	617,015
Altus Pharmaceuticals, Inc.†#	17,357	181,901
Bioenvision, Inc.†#	45,007	247,989
BioMarin Pharmaceuticals, Inc.†#	78,344	1,682,829
CV Therapeutics, Inc.†	48,550	468,993
Cypress Bioscience, Inc.†	30,254	401,168
CytRx Corp.†#	70,993	256,995
Dendreon Corp.†#	68,289	542,898
Discovery Laboratories, Inc.†#	69,178	159,801
Isis Pharmaceuticals, Inc.†#	67,495	832,888
Mannkind Corp.†#	34,102	302,485
Medarex, Inc.†#	102,997	1,766,399
MGI Pharma, Inc.†	65,238	1,537,660
Nabi Biopharmaceuticals†#	49,604	175,598
Neurocrine Biosciences, Inc.†#	31,066	309,728
Neurogen Corp.†#	25,878	127,837
Onyx Pharmaceuticals, Inc.†	39,145	1,550,925
Progenics Pharmaceuticals, Inc.†#	18,980	437,869
The Medicines Co.†#	42,299	706,393
Trubion Pharmaceuticals, Inc.†#	7,101	130,303
United Therapeutics Corp.†#	16,996	1,164,056
Vanda Pharmaceuticals, Inc.†#	21,736	324,518
Vivus, Inc.†	47,725	259,147

		14,482,875

Tobacco - 0.2%

Alliance One International, Inc.†	78,234	602,402
Universal Corp.	22,102	1,085,871
Vector Group, Ltd.#	24,197	556,047

		2,244,320

Toys - 0.2%

JAKKS Pacific, Inc.†#	23,015	517,147
Leapfrog Enterprises, Inc.†#	28,159	202,463
Marvel Entertainment, Inc.†#	44,322	1,001,677

		1,721,287

Transactional Software - 0.2%

ACI Worldwide, Inc†	30,389	789,506
Bottomline Technologies, Inc.†	17,717	233,510
Innerworkings, Inc.†#	19,058	268,909
Solera Holdings, Inc.†	21,468	392,435
Synchronoss Technologies, Inc.†#	15,064	523,323

		2,207,683

Transport-Air Freight - 0.1%

ABX Air, Inc.†#	47,985	329,177
Atlas Air Worldwide Holdings, Inc.†#	10,912	553,675

		882,852

Transport-Equipment & Leasng - 0.1%

AMERCO†#	8,185	515,982
Greenbrier Cos., Inc.#	13,073	384,085
TAL International Group, Inc.	13,435	336,950

		1,237,017

Transport-Marine - 0.7%

American Commercial Lines, Inc.†#	51,082	1,319,448
Arlington Tankers, Ltd.#	10,850	268,646
Double Hull Tankers, Inc.#	17,377	267,953
Eagle Bulk Shipping, Inc.#	34,113	899,219
Genco Shipping & Trading, Ltd.#	14,524	814,796
General Maritime Corp.#	23,407	605,305
Golar LNG, Ltd.#	28,522	545,341
Gulfmark Offshore, Inc.†	18,704	857,578
Horizon Lines, Inc. Class A	27,507	775,972
Knightsbridge Tankers, Ltd.#	13,984	361,207
Nordic American Tanker Shipping#	22,010	811,729
Ship Finance International, Ltd. (New York)#	25,758	741,058
TBS Intrenational, Ltd. Class A†	3,971	144,981
Ultrapetrol Bahamas, Ltd.†	12,443	224,223

		8,637,456

Transport-Rail - 0.1%

Genesee & Wyoming, Inc., Class A†	29,050	795,389

Transport-Services - 0.3%

Bristow Group, Inc.†#	16,548	717,356
Dynamex, Inc.†#	8,672	217,840
Hub Group, Inc., Class A†	31,710	1,058,163
Pacer International, Inc.#	30,119	651,173
PHI, Inc.†#	11,131	337,937
Universal Truckload Services, Inc.†#	4,850	99,716

		3,082,185

Transport-Truck - 0.5%

Arkansas Best Corp.#	18,441	662,032
Celadon Group, Inc.†	19,227	299,941
Forward Air Corp.#	24,670	864,437
Heartland Express, Inc.	47,405	738,096
Knight Transportation, Inc.#	46,781	860,303
Marten Transport, Ltd.†	12,500	195,750
Old Dominion Freight Lines, Inc.†	24,270	698,976
Patriot Transportation Holding, Inc.†#	1,318	121,256
Saia, Inc.†	11,661	219,110
Werner Enterprises, Inc.#	38,035	707,831

		5,367,732

Travel Services - 0.1%

Ambassadors Group, Inc.	12,853	498,311
Ambassadors International, Inc.#	7,302	176,124

		674,435

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†#	13,573	395,789

Veterinary Diagnostics - 0.0%

Animal Health International, Inc.†	9,650	109,527

Veterinary Products - 0.0%

PetMed Express, Inc.†#	17,473	261,920

Vitamins & Nutrition Products - 0.0%

Mannatech, Inc.#	12,793	105,414
Synutra International, Inc.†#	3,533	96,415
Tiens Biotech Group USA, Inc.†#	2,858	9,346
USANA Health Sciences, Inc.†#	6,898	262,676

		473,851

Water - 0.2%

American States Water Co.#	13,952	544,965
California Water Service Group#	16,004	619,835
Consolidated Water Co., Inc.#	11,745	346,595
PICO Holdings, Inc.†#	12,465	548,460
SJW Corp.#	12,399	425,410
Southwest Water Co.#	19,679	275,112

		2,760,377

Web Hosting/Design - 0.2%

Equinix, Inc.†#	25,816	2,284,974
NIC, Inc.#	32,070	216,473
Terremark Worldwide, Inc.†#	39,387	266,256

		2,767,703

Web Portals/ISP - 0.3%

EarthLink, Inc.†	100,846	768,446
Sohu.com, Inc.†#	22,468	736,276
Trizetto Group, Inc.†	37,003	578,357
United Online, Inc.#	54,572	784,200

		2,867,279

Wire & Cable Products - 0.3%

Belden, Inc.#	36,837	1,790,647
Coleman Cable, Inc.†#	6,864	98,910
Encore Wire Corp.	19,097	496,522
Insteel Industries, Inc.#	14,950	282,555
Superior Essex, Inc.†	16,701	589,545

		3,258,179

Wireless Equipment - 0.4%

Aruba Networks, Inc.†#	6,513	117,690
Audiovox Corp., Class A†	13,729	143,468
EMS Technologies, Inc.†	12,555	308,100
InterDigital, Inc.†#	38,359	886,477
Nextwave Wireless, Inc.†#	24,297	160,603
Novatel Wireless, Inc.†#	24,879	568,236
Powerwave Technologies, Inc.†#	106,544	729,826
RF Micro Devices, Inc.†#	158,825	945,009
ViaSat, Inc.†	19,814	604,723

		4,464,132

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	4,368	69,626

X-Ray Equipment - 0.2%

Hologic, Inc.†#	44,069	2,342,267

Total Common Stock (cost $983,605,539)		1,108,863,228

RIGHTS - 0.0%
Medical-Drugs - 0.0%

OSI Pharmaceuticals, Inc.† Expires 06/08/12 (cost $0)	1,002	1

WARRANTS - 0.0%
Finance-Other Services - 0.0%

Imperial Credit Industries, Inc.†(1)(2)(3) Expires 01/31/08 (Strike price $2.15) (cost $0)	255	0

CORPORATE BONDS & NOTES - 0.0%

Metal Processors & Fabrication - 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $152,000)	152,000	140,600

EXCHANGE TRADED FUNDS - 0.0%
Registered Investment Company - 0.0%

Kayne Anderson Energy Development Fund (cost $207,255)	8,178	205,268

Total Long-Term Investment Securities (cost $983,964,794)		1,109,209,097

SHORT-TERM INVESTMENT SECURITIES - 29.9%
Collective Investment Pool - 25.2%

Securities Lending Quality Trust(4)	293,890,542	293,890,542

Commercial Paper - 4.5%

KBC Financial Products International, Ltd. 5.22% due 09/04/07	$53,000,000	52,976,945

U.S. Government Treasuries - 0.2%

United States Treasury Bills
2.91% due 10/11/07(5)	1,510,000	1,504,992
3.86% due 10/11/07(5)	150,000	149,503
4.69% due 09/06/07(5)	70,000	69,954
4.70% due 09/06/07(5)	70,000	69,954
4.76% due 09/06/07(5)	50,000	49,967
4.77% due 09/20/07(5)	30,000	29,924
4.79% due 09/20/07(5)	30,000	29,924
4.80% due 09/20/07(5)	30,000	29,924
4.81% due 09/20/07(5)	10,000	9,975
4.91% due 09/06/07(5)	40,000	39,973

		1,984,090

Total Short-Term Investment Securities (cost $348,851,577)		348,851,577

REPURCHASE AGREEMENT - 0.0%

Agreement with State Street Bank & Trust Co. bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $249,129 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.75% due 08/15/08 and having an approximate value of $257,386 (cost $249,000)	249,000	249,000

TOTAL INVESTMENTS (cost $1,333,065,371) (6)	125.0%	1,458,309,674
Liabilities in excess of other assets	(25.0)	(291,639,622)

NET ASSETS	100.0%	$1,166,670,052

† Non-income producing security

# The security or a portion thereof is out on loan

(1)	To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Small Cap Index Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Imperial Credit Industries, Inc. Expires 01/31/08 (Strike price $2.15)	02/02/06	255	$0	$0	$0.00	0.00%
iPCS, Inc. Common Stock	06/30/06	11,348	554,200
	08/29/06	811	42,172
	11/28/06	481	25,488
	02/13/07	676	35,988
	08/01/07	585	18,881

		13,901	$676,729	470,966	$33.88	0.00%

				$470,966		0.00%

(2)	Fair valued security; see Note 1.
(3)	Illiquid security
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)
695 Long	Russell E Mini 2000	September 2007	$56,588,420	$55,238,600	$(1,349,820)

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.3%
Advanced Materials - 0.9%

Ceradyne, Inc.†#	16,738	$1,209,823

Advertising Services - 0.5%

Greenfield Online, Inc.†	45,482	656,760

Aerospace/Defense-Equipment - 0.7%

Curtiss-Wright Corp.	22,311	1,017,382

Apparel Manufacturer - 1.0%

Gymboree Corp.†	34,392	1,378,775

Applications Software - 1.3%

Actuate Corp.†	106,019	751,675
Nuance Communications, Inc.†	60,175	1,131,290

		1,882,965

Auction House/Art Dealer - 1.2%

Sotheby’s#	37,948	1,642,389

Auto/Truck Parts & Equipment-Original - 0.5%

Accuride Corp.†	48,964	635,063

Batteries/Battery Systems - 0.9%

Greatbatch, Inc.†#	41,652	1,249,560

Building & Construction-Misc. - 0.7%

Layne Christensen Co.†#	19,543	964,838

Building-Heavy Construction - 0.7%

Perini Corp.†	17,620	997,292

Cellular Telecom - 1.2%

Dobson Communications Corp., Class A†	101,724	1,284,774
Syniverse Holdings, Inc.†	31,474	444,728

		1,729,502

Chemicals-Specialty - 0.7%

Arch Chemicals, Inc.	23,572	1,021,139

Commerce - 0.5%

Global Sources, Ltd.†	40,286	776,714

Commercial Services - 0.5%

Arbitron, Inc.	15,174	756,120

Commercial Services-Finance - 1.5%

Bankrate, Inc.†#	15,478	605,654
Heartland Payment Systems, Inc.#	20,262	603,402
Jackson Hewitt Tax Service, Inc.#	29,927	863,993

		2,073,049

Computer Services - 2.1%

COMSYS IT Partners, Inc.†	35,906	682,573
IHS, Inc.†	17,339	875,099
Manhattan Associates, Inc.†	25,426	734,303
Sykes Enterprises, Inc.†	43,377	715,287

		3,007,262

Computers-Integrated Systems - 2.0%

Brocade Communications Systems, Inc.†#	95,364	667,548
Jack Henry & Assoc., Inc.	30,274	794,390
MICROS Systems, Inc.†	22,434	1,353,667

		2,815,605

Computers-Memory Devices - 0.3%

Silicon Storage Technology, Inc.†	129,612	404,389

Computers-Periphery Equipment - 0.8%

Sigma Designs, Inc.†#	27,486	1,162,933

Consumer Products-Misc. - 0.6%

Fossil, Inc.†	25,891	867,607

Containers-Metal/Glass - 1.0%

Greif, Inc., Class A	25,035	1,457,538

Data Processing/Management - 0.5%

Acxiom Corp.	26,705	654,273

Decision Support Software - 0.4%

SPSS, Inc.†#	15,587	635,170

Dental Supplies & Equipment - 0.6%

Align Technology, Inc.†#	39,768	903,927

Diagnostic Equipment - 0.9%

Immucor, Inc.†	37,233	1,241,721

Diagnostic Kits - 2.0%

Dade Behring Holdings, Inc.	13,028	983,744
Meridian Bioscience, Inc.	36,175	933,315
Quidel Corp.†	55,474	941,949

		2,859,008

Direct Marketing - 0.8%

Gaiam, Inc.†	26,845	555,423
ValueVision Media, Inc., Class A†#	66,329	559,154

		1,114,577

Disposable Medical Products - 0.6%

ICU Medical, Inc.†#	21,437	810,533

Distribution/Wholesale - 0.8%

United Stationers, Inc.†	20,253	1,195,332

Diversified Manufacturing Operations - 0.8%

Acuity Brands, Inc.	22,259	1,169,488

E-Commerce/Services - 0.3%

priceline.com, Inc.†#	4,755	394,570

E-Marketing/Info - 1.3%

Digital River, Inc.†#	19,904	922,750
ValueClick, Inc.†	43,328	868,293

		1,791,043

E-Services/Consulting - 0.5%

Websense, Inc.†#	34,792	715,671

Educational Software - 0.6%

Blackboard, Inc.†	19,907	831,515

Electric Products-Misc. - 0.4%

Littelfuse, Inc.†	17,634	588,976

Electronic Components-Misc. - 0.6%

Cubic Corp.	22,072	872,506

Electronic Components-Semiconductors - 1.0%

Amkor Technology, Inc.†#	57,177	658,679
Zoran Corp.†	42,347	731,333

		1,390,012

Electronic Connectors - 0.7%

Thomas & Betts Corp.†	17,719	981,455

Electronic Design Automation - 0.5%

Comtech Group, Inc.†	37,808	639,711

Electronic Measurement Instruments - 1.2%

FLIR Systems, Inc.†#	18,532	912,516
Itron, Inc.†#	9,048	768,175

		1,680,691

Electronic Security Devices - 0.5%

LoJack Corp.†	35,171	669,656

Energy-Alternate Sources - 0.8%

Headwaters, Inc.†#	47,602	786,385
MGP Ingredients, Inc.#	28,291	409,088

		1,195,473

Enterprise Software/Service - 0.8%

Informatica Corp.†#	49,860	696,046
MicroStrategy, Inc., Class A†	7,263	502,890

		1,198,936

Entertainment Software - 0.6%

THQ, Inc.†	29,046	836,234

Finance-Consumer Loans - 1.1%

ASTA Funding, Inc.#	21,050	775,061
World Acceptance Corp.†#	25,218	782,010

		1,557,071

Finance-Investment Banker/Broker - 0.9%

Knight Capital Group, Inc., Class A†	44,936	617,421
optionsXpress Holdings, Inc.	30,432	715,760

		1,333,181

Food-Misc. - 0.6%

Ralcorp Holdings, Inc.†	12,910	797,709

Food-Retail - 0.4%

Pathmark Stores, Inc.†	42,808	549,227

Footwear & Related Apparel - 1.3%

Deckers Outdoor Corp.†#	14,346	1,351,250
Skechers USA, Inc., Class A†	26,596	527,398

		1,878,648

Gambling (Non-Hotel) - 0.5%

Dover Downs Gaming & Entertainment, Inc.#	62,117	641,669

Health Care Cost Containment - 0.7%

Healthspring, Inc.†#	52,064	973,076

Home Furnishings - 0.6%

Kimball International, Inc., Class B#	60,173	808,123

Human Resources - 3.0%

Heidrick & Struggles International, Inc.†	18,111	848,500
Korn/Ferry International†	36,141	802,692
Labor Ready, Inc.†#	38,650	807,012
MPS Group, Inc.†	56,075	771,592
Spherion Corp.†	120,604	1,066,139

		4,295,935

Identification Systems - 0.4%

Cogent, Inc.†#	44,079	632,534

Insurance-Life/Health - 1.2%

Delphi Financial Group, Inc., Class A#	12,761	514,268
Reinsurance Group of America, Inc.	21,425	1,163,592

		1,677,860

Insurance-Property/Casualty - 1.2%

National Interstate Corp.#	24,909	816,517
Zenith National Insurance Corp.	21,701	935,530

		1,752,047

Internet Application Software - 1.0%

DealerTrack Holdings, Inc.†	20,091	767,476
Interwoven, Inc.†	52,499	684,062

		1,451,538

Internet Content-Information/News - 0.2%

Travelzoo, Inc.†#	11,440	220,449

Internet Infrastructure Software - 0.5%

Chordiant Software, Inc.†	44,641	666,937

Intimate Apparel - 0.6%

The Warnaco Group, Inc.†	26,015	907,924

Investment Management/Advisor Services - 0.8%

Waddell & Reed Financial, Inc., Class A	46,625	1,158,165

Lasers-System/Components - 1.6%

Coherent, Inc.†#	18,802	565,752
Cymer, Inc.†	19,528	774,090
II-VI, Inc.†	27,597	861,027

		2,200,869

Machinery-Construction & Mining - 0.9%

Astec Industries, Inc.†	24,837	1,256,255

Machinery-General Industrial - 1.4%

Applied Industrial Technologies, Inc.	29,852	954,667
Wabtec Corp.	28,850	1,081,010

		2,035,677

Medical Laser Systems - 0.5%

Palomar Medical Technologies, Inc.†#	20,449	644,144

Medical Products - 1.6%

Mentor Corp.#	29,026	1,294,269
West Pharmaceutical Services, Inc.#	23,549	943,138

		2,237,407

Medical Sterilization Products - 0.7%

STERIS Corp.	36,114	1,013,720

Medical-Biomedical/Gene - 3.7%

American Oriental Bioengineering, Inc.†	114,559	1,065,398
Arena Pharmaceuticals, Inc.†#	50,220	672,948
Arqule, Inc.†#	56,614	464,235
Cell Genesys, Inc.†#	165,901	627,106
Enzon Pharmaceuticals, Inc.†#	95,808	777,003
Incyte Corp.†#	121,770	711,137
Lexicon Genetics, Inc.†	199,400	628,110
Telik, Inc.†#	83,814	241,384

		5,187,321

Medical-Drugs - 3.7%

Cubist Pharmaceuticals, Inc.†#	46,617	1,066,597
K-V Pharmaceutical Co., Class A†#	38,094	1,041,109
OSI Pharmaceuticals, Inc.†	28,501	972,169
Sciele Pharma, Inc.†#	46,675	1,077,259
Valeant Pharmaceuticals International†#	67,568	1,065,547

		5,222,681

Medical-Generic Drugs - 0.8%

Alpharma, Inc., Class A#	23,336	534,394
Par Pharmaceutical Cos., Inc.†	27,617	618,345

		1,152,739

Medical-HMO - 1.2%

Centene Corp.†	35,004	707,431

Molina Healthcare, Inc.†#	30,271	1,030,727

		1,738,158

Medical-Hospitals - 0.5%

Medcath Corp.†	25,747	755,674

Medical-Nursing Homes - 0.9%

Sun Healthcare Group, Inc.†	84,235	1,252,574

Metal Processors & Fabrication - 0.5%

Mueller Industries, Inc.	20,575	712,718

Metal-Iron - 0.6%

Cleveland-Cliffs, Inc.#	11,631	887,096

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.	15,655	410,787

Networking Products - 0.9%

Anixter International, Inc.†#	9,027	693,003
Polycom, Inc.†	19,943	604,472

		1,297,475

Office Furnishings-Original - 0.7%

Knoll, Inc.	54,647	1,038,840

Oil & Gas Drilling - 1.1%

Grey Wolf, Inc.†#	105,825	702,678
Parker Drilling Co.†#	103,147	803,515

		1,506,193

Oil Companies-Exploration & Production - 2.4%

Bois d’Arc Energy, Inc.†	44,274	795,161
Comstock Resources, Inc.†	36,041	992,209
Petroquest Energy, Inc.†	71,567	798,687
Rosetta Resources, Inc.†	48,505	813,914

		3,399,971

Oil Field Machinery & Equipment - 0.7%

Gulf Island Fabrication, Inc.	27,253	969,662

Oil Refining & Marketing - 0.7%

Holly Corp.	14,526	968,158

Oil-Field Services - 0.4%

Hornbeck Offshore Services, Inc.†#	15,970	609,256

Optical Recognition Equipment - 0.2%

Optimal Group, Inc., Class A†	47,849	265,562

Physicians Practice Management - 0.7%

Matria Healthcare, Inc.†#	40,317	1,026,471

Power Converter/Supply Equipment - 0.7%

Advanced Energy Industries, Inc.†	42,108	683,413
Vicor Corp.#	28,130	331,653

		1,015,066

Real Estate Investment Trusts - 1.2%

FelCor Lodging Trust, Inc.	42,503	932,516
Getty Realty Corp.#	28,755	784,149

		1,716,665

Research & Development - 0.9%

Parexel International Corp.†	28,287	1,216,624

Resort/Theme Park - 0.4%

Vail Resorts, Inc.†#	10,540	602,677

Retail-Apparel/Shoe - 2.6%

Aeropostale, Inc.†	60,003	1,242,062
Jos. A. Bank Clothiers, Inc.†#	30,244	911,857
Men’s Wearhouse, Inc.	24,950	1,264,466
Under Armour, Inc., Class A†	3,238	210,502

		3,628,887

Retail-Bedding - 0.6%

Select Comfort Corp.†#	50,186	860,690

Retail-Drug Store - 0.8%

Longs Drug Stores Corp.	22,669	1,195,336

Retail-Petroleum Products - 0.7%

World Fuel Services Corp.#	26,209	1,010,357

Retail-Restaurants - 2.7%

Buffalo Wild Wings, Inc.†#	23,512	817,512
Chipotle Mexican Grill, Inc., Class A†#	13,887	1,444,109
Denny’s Corp.†	204,594	789,733
IHOP Corp.#	11,989	753,749

		3,805,103

Schools - 1.8%

DeVry, Inc.	48,040	1,658,821
ITT Educational Services, Inc.†	7,970	875,106

		2,533,927

Semiconductor Equipment - 0.5%

Mattson Technology, Inc.†	63,021	663,611

Semiconductors Components-Intergrated Circuits - 1.0%

Exar Corp.†#	44,138	588,801
Micrel, Inc.	71,712	785,246

		1,374,047

Telecom Equipment-Fiber Optics - 0.4%

Oplink Communications, Inc.†	43,515	567,000

Telecommunication Equipment - 1.8%

Arris Group, Inc.†#	62,425	947,612
Comtech Telecommunications Corp.†#	21,731	924,871
Tekelec†	51,610	634,803

		2,507,286

Therapeutics - 0.8%

CV Therapeutics, Inc.†	69,731	673,601
Renovis, Inc.†#	155,121	493,285

		1,166,886

Toys - 0.6%

Marvel Entertainment, Inc.†#	40,439	913,921

Transport-Marine - 0.5%

Horizon Lines, Inc. Class A#	27,364	771,938

Transport-Services - 0.9%
Hub Group, Inc., Class A†#	40,245	1,342,976

Vitamins & Nutrition Products - 0.5%

NBTY, Inc.†	20,773	762,369

Wire & Cable Products - 1.2%

Belden, Inc.#	24,061	1,169,605
General Cable Corp.†#	9,949	578,833

		1,748,438

Wireless Equipment - 0.2%

InterDigital, Inc.†#	12,831	296,524

Total Long-Term Investment Securities
(cost $139,887,510)		140,869,012

SHORT-TERM INVESTMENT SECURITIES - 25.7%
Collective Investment Pool - 24.8%

Securities Lending Quality Trust(1)	35,228,106	35,228,106

Time Deposit - 0.8%

Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 09/04/07	$1,081,000	1,081,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
4.83% due 10/25/07@	60,000	59,674
4.85% due 10/04/07@	100,000	99,561

		159,235

Total Short-Term Investment Securities
(cost $36,467,952)		36,468,341

TOTAL INVESTMENTS
(cost $176,355,462)(2)	125.0%	177,337,353
Liabilities in excess of other assets	(25.0)	(35,509,108)

NET ASSETS	100.0%	$141,828,245

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)
2 Long	Russell 2000 Index	September 2007	$822,764	$794,800	$(27,964)

See Notes to Portfolio of Investments

VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.5%
Aerospace/Defense - 0.3%

Teledyne Technologies, Inc.†	21,070	$1,051,604

Aerospace/Defense-Equipment - 0.6%

GenCorp, Inc.†#	104,971	1,200,868
Innovative Solutions and Support, Inc.†#	54,816	989,977

		2,190,845

Agricultural Chemicals - 0.3%

UAP Holding Corp.	36,010	1,077,059

Airlines - 0.4%

Skywest, Inc.#	50,370	1,265,798

Apparel Manufacturers - 0.7%

Kellwood Co.#	73,440	1,446,768
Phillips-Van Heusen	17,980	1,046,975

		2,493,743

Applications Software - 0.3%

Corel Corp.†	73,228	935,854

Athletic Equipment - 0.2%

Nautilus, Inc.#	85,496	813,922

Athletic Footwear - 0.1%

K-Swiss, Inc., Class A#	11,187	269,830

Auto Repair Center - 0.3%

Midas, Inc.†	43,500	882,180

Auto/Truck Parts & Equipment-Original - 1.0%

American Axle & Manufacturing Holdings, Inc.#	38,080	888,026
ArvinMeritor, Inc.#	60,020	1,047,349
Modine Manufacturing Co.#	45,402	1,273,526
Superior Industries International, Inc.#	15,874	315,575
Supreme Industries, Inc. Class A	1	7

		3,524,483

Banks-Commercial - 5.6%

AMCORE Financial, Inc.#	79,252	2,122,369
BancorpSouth, Inc.	88,830	2,219,862
Citizens Republic Bancorp.#	113,751	2,005,430
City Holding Co.#	23,950	885,671
Colonial BancGroup, Inc.	46,790	992,884
Columbia Banking System, Inc.#	28,890	881,434
East West Bancorp, Inc.#	25,370	908,246
First Citizens BancShares, Inc., Class A	19,890	3,525,502
First State Bancorp.#	19,135	369,497
Fremont General Corp.#	54,460	245,070
Hanmi Financial Corp.#	55,680	861,926
Provident Bankshares Corp.#	29,330	906,297
Renasant Corp.#	14,415	288,300
Sterling Bancshares, Inc.	79,965	914,000
UMB Financial Corp.	20,002	886,089
Webster Financial Corp.	22,370	949,830

		18,962,407

Batteries/Battery Systems - 0.2%

EnerSys†#	31,724	572,935

Building & Construction Products-Misc. - 0.3%

Drew Industries, Inc.†#	24,180	949,549

Building Products-Air & Heating - 1.1%

Comfort Systems USA, Inc.	75,260	1,095,033
Goodman Global, Inc.†#	54,370	1,271,714
Lennox International, Inc.	34,171	1,229,131

		3,595,878

Building Products-Cement - 0.5%

Eagle Materials, Inc.#	40,975	1,555,411

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.#	15,934	401,059

Building Products-Light Fixtures - 0.4%

Genlyte Group, Inc.†#	19,348	1,404,084

Building Products-Wood - 0.3%

Universal Forest Products, Inc.#	24,050	896,824

Building-MobileHome/Manufactured Housing - 0.5%

Cavco Industries, Inc.†	24,674	866,551
MonaCo. Coach Corp.#	68,502	917,242

		1,783,793

Building-Residential/Commerical - 0.1%

M/I Homes, Inc.#	24,710	450,463

Capacitors - 0.1%

KEMET Corp.†#	57,051	393,652

Cellular Telecom - 0.2%

Centennial Communications Corp.†	88,210	829,174

Chemicals-Diversified - 0.3%

Olin Corp.	52,130	1,117,667

Chemicals-Plastics - 0.8%

A. Schulman, Inc.	89,035	1,917,814
Spartech Corp.	41,520	899,323

		2,817,137

Chemicals-Specialty - 1.2%

American Pacific Corp.†	26,977	419,492
Arch Chemicals, Inc.	66,253	2,870,080
Omnova Solutions, Inc.†	157,821	932,722

		4,222,294

Circuit Boards - 0.6%

Park Electrochemical Corp.#	34,380	1,016,273
TTM Technologies, Inc.†	96,390	1,125,835

		2,142,108

Coatings/Paint - 0.3%

RPM International, Inc.	48,370	1,095,097

Collectibles - 0.1%

The Topps Co., Inc.	32,551	302,399

Commerce - 0.0%

i2 Technologies, Inc.†#	7,476	118,719

Commercial Services-Finance - 0.6%

Advance America Cash Advance Centers, Inc.#	67,270	844,238
Deluxe Corp.	30,786	1,170,484

		2,014,722

Computer Aided Design - 0.3%

Parametric Technology Corp.†	57,890	1,019,443

Computer Graphics - 0.3%

Monotype Imaging Holdings, Inc.†	75,880	926,495

Computer Services - 0.3%

CACI International, Inc., Class A†#	20,250	1,033,155

Computers-Integrated Systems - 0.6%

Agilysys, Inc.	55,223	942,104
BancTec, Inc.*	123,100	984,800

		1,926,904

Computers-Memory Devices - 2.2%

Imation Corp.#	142,523	4,145,994
Quantum Corp.†#	264,382	848,666
Silicon Graphics, Inc.†#	15,202	370,625
Smart Modular Technologies WWH, Inc.†	95,420	1,044,849
Xyratex, Ltd.†	47,430	987,493

		7,397,627

Consulting Services - 0.3%

MAXIMUS, Inc.	21,390	915,064

Consumer Products-Misc. - 1.0%

Blyth, Inc.	43,999	983,817
Central Garden & Pet Co.†#	16,635	212,928
Tupperware Brands Corp.	41,157	1,267,224
WD-40 Co.#	24,810	862,644

		3,326,613

Containers-Metal/Glass - 1.0%

Owens-Illinois, Inc.†	70,302	2,827,546
Silgan Holdings, Inc.	12,740	650,887

		3,478,433

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	45,405	1,182,800

Data Processing/Management - 0.4%

MoneyGram International, Inc.	56,339	1,198,331

Distribution/Wholesale - 1.5%

Brightpoint, Inc.†#	88,592	1,032,097
Directed Electronics, Inc.†#	127,000	683,260
NuCo2, Inc.†#	25,266	664,243
Owens & Minor, Inc.#	18,200	726,180
Watsco, Inc.	18,330	882,040
WESCO International, Inc.†	20,150	958,938

		4,946,758

Diversified Manufacturing Operations - 2.0%

A.O. Smith Corp.#	22,620	1,090,284
Ameron International Corp.#	11,960	1,142,180
Crane Co.	60,979	2,731,250
EnPro Industries, Inc.†#	42,889	1,792,331

		6,756,045

Diversified Operations/Commerical Services - 0.6%

Viad Corp.	58,697	2,098,418

E-Commerce/Products - 0.2%

Stamps.com, Inc.†#	55,450	673,163

Electric Products-Misc. - 0.4%

AMETEK, Inc.	31,525	1,260,685

Electric-Integrated - 2.0%

Allete, Inc.#	74,126	3,121,446
Black Hills Corp.#	26,132	1,076,377
El Paso Electric Co.†	68,679	1,532,915
Westar Energy, Inc.	44,350	1,077,262

		6,808,000

Electronic Components-Misc. - 0.9%

AVX Corp.#	56,506	888,274
Benchmark Electronics, Inc.†	50,408	1,264,233
Technitrol, Inc.	33,589	923,697

		3,076,204

Electronic Components-Semiconductors - 1.1%

Conexant Systems, Inc.†#	131,242	146,991
Cree, Inc.†#	12,342	328,297
DSP Group, Inc.†	29,722	518,054
Lattice Semiconductor Corp.†	87,368	435,966
Microsemi Corp.†#	42,830	1,086,169
MoSys, Inc.†#	108,861	713,040
Syntax-Brillian Corp.†#	33,206	215,839
Zoran Corp.†	10,229	176,655

		3,621,011

Electronic Measurement Instruments - 0.4%

Orbotech, Ltd.†	59,240	1,282,546

Electronic Parts Distribution - 0.2%

Avnet, Inc.†	19,223	755,656

Energy-Alternate Sources - 0.1%

BioFuel Energy Corp.†#	33,880	211,750

Engineering/R&D Services - 0.3%

URS Corp.†	21,420	1,144,685

Engines-Internal Combustion - 0.5%

Briggs & Stratton Corp.#	56,085	1,637,121

Enterprise Software/Service - 0.3%

MicroStrategy, Inc., Class A†	3,390	234,723
Novell, Inc.†	117,986	877,816

		1,112,539

Filtration/Separation Products - 0.0%

Polypore International, Inc.†#	4,247	60,520

Finance-Credit Card - 0.4%

Advanta Corp., Class B	56,600	1,481,788

Finance-Investment Banker/Broker - 0.9%

Knight Capital Group, Inc., Class A†	91,435	1,256,317
SWS Group, Inc.	42,950	761,933
TradeStation Group, Inc.†#	89,970	995,968

		3,014,218

Finance-Leasing Company - 0.3%

Financial Federal Corp.#	31,410	958,319

Financial Guarantee Insurance - 0.8%

ACA Capital Holdings, Inc.†#	40,692	272,636
Assured Guaranty, Ltd.	73,044	1,904,257
Triad Guaranty, Inc.†#	22,800	381,444

		2,558,337

Food-Canned - 0.4%

Treehouse Foods, Inc.†	56,494	1,520,818

Food-Confectionery - 0.2%

Tootsie Roll Industries, Inc.#	24,156	654,628

Food-Misc. - 0.1%

American Italian Pasta Co.† Class A#	30,086	263,854

Food-Retail - 0.4%

Ruddick Corp.#	46,640	1,519,531

Food-Wholesale/Distribution - 0.4%

Nash Finch Co.#	18,760	703,687
Spartan Stores, Inc.#	31,720	806,957

		1,510,644

Footwear & Related Apparel - 0.3%

Wolverine World Wide, Inc.	37,120	975,885

Garden Products - 0.3%

Toro Co.	16,380	968,877

Gas-Distribution - 0.9%

Atmos Energy Corp.	42,265	1,188,069
Energen Corp.	22,690	1,218,453
Laclede Group, Inc.#	15,200	496,128

		2,902,650

Health Care Cost Containment - 0.5%

Healthspring, Inc.†	60,590	1,132,427
Hooper Holmes, Inc.†	307,060	684,744

		1,817,171

Home Furnishings - 1.1%

Ethan Allen Interiors, Inc.#	35,181	1,182,082
Furniture Brands International, Inc.#	62,915	715,973
La-Z-Boy, Inc.#	78,842	760,037
Tempur-Pedic International, Inc.#	39,305	1,135,914

		3,794,006

Human Resources - 2.0%

AMN Healthcare Services, Inc.†#	80,503	1,435,368
Cross Country Healthcare, Inc.†#	42,504	725,543
Gevity HR, Inc.#	91,459	1,053,608
Heidrick & Struggles International, Inc.†	16,180	758,033
Kelly Services, Inc., Class A	34,572	785,476
Kforce, Inc.†	68,612	1,044,275
MPS Group, Inc.†	80,790	1,111,670

		6,913,973

Industrial Gases - 0.3%

Airgas, Inc.	21,220	980,788

Instruments-Controls - 0.3%

X-Rite, Inc.†#	65,940	942,942

Insurance Broker - 0.9%

Hilb Rogal and Hobbs Co.	66,364	3,099,199

Insurance-Life/Health - 1.0%

American Equity Investment Life Holding Co.#	114,410	1,168,126
FBL Financial Group, Inc., Class A	26,255	1,027,358
Presidential Life Corp.	65,940	1,140,762
The Phoenix Cos., Inc.	12,210	169,109

		3,505,355

Insurance-Property/Casualty - 3.9%

Commerce Group, Inc.#	34,330	1,094,440
Infinity Property & Casualty Corp.	20,420	846,613
LandAmerica Financial Group, Inc.#	17,167	950,880
Navigators Group, Inc.†	22,250	1,205,950
Philadelphia Consolidated Holding Corp.†	28,460	1,138,969
Safety Insurance Group, Inc.	28,280	965,479
Selective Insurance Group, Inc.	52,158	1,100,534
State Auto Financial Corp.	31,250	935,000
Stewart Information Services Corp.#	100,608	3,728,533
Zenith National Insurance Corp.	25,580	1,102,754

		13,069,152

Insurance-Reinsurance - 1.4%

Endurance Specialty Holdings, Ltd.	75,272	3,001,095
IPC Holdings, Ltd.#	61,765	1,570,066

		4,571,161

Internet Infrastructure Equipment - 0.1%

Avocent Corp.†	10,282	303,525

Internet Infrastructure Software - 0.2%

Chordiant Software, Inc.†	44,840	669,910

Investment Companies - 0.3%

MCG Capital Corp.#	69,380	1,007,398

Investment Management/Advisor Services - 0.1%

Westwood Holdings Group, Inc.	7,326	208,644

Linen Supply & Related Items - 0.2%

UniFirst Corp.	15,980	661,252

Machinery-Electrical - 0.5%

Franklin Electric Co., Inc.#	39,493	1,630,271

Machinery-Farming - 0.2%

Gehl Co.†#	33,970	807,807

Machinery-General Industrial - 1.9%

Applied Industrial Technologies, Inc.	34,710	1,110,026
Gardner Denver, Inc.†	48,296	1,927,493
Kadant, Inc.†	80,727	2,300,719
Tennant Co.	23,588	991,168

		6,329,406

Medical Instruments - 0.5%

Datascope Corp.	25,640	855,350
Edwards Lifesciences Corp.†#	14,879	718,656

		1,574,006

Medical Products - 0.8%

Hanger Orthopedic Group, Inc.†	63,583	669,529
PSS World Medical, Inc.†#	52,900	1,009,332
Vital Signs, Inc.	18,243	914,704

		2,593,565

Medical-Biomedical/Gene - 0.3%

Cambrex Corp.#	78,429	978,010

Medical-Drugs - 1.1%

Aspreva Pharmaceuticals Corp.†#	53,896	1,042,888
Prestige Brands Holdings, Inc.†#	122,911	1,348,334
Sciele Pharma, Inc.†#	53,570	1,236,395

		3,627,617

Medical-Generic Drugs - 0.5%

Alpharma, Inc., Class A†#	73,340	1,679,486

Medical-HMO - 0.3%

AMERIGROUP Corp.†	30,621	969,767

Metal Processors & Fabrication - 3.0%

Mueller Industries, Inc.	158,258	5,482,057
Quanex Corp.#	103,452	4,480,506

		9,962,563

Multilevel Direct Selling - 0.3%

Nu Skin Enterprises, Inc., Class A	62,477	972,142

Multimedia - 0.7%

Journal Communications, Inc., Class A#	217,799	2,258,576

Networking Products - 1.0%

3Com Corp.†	130,493	489,349
Adaptec, Inc.†#	259,748	968,860
Black Box Corp.#	47,678	1,952,414

		3,410,623

Non-Ferrous Metals - 0.3%

USEC, Inc.†#	77,560	1,038,528

Office Automation & Equipment - 0.3%

IKON Office Solutions, Inc.#	77,488	1,087,932

Office Furnishings-Original - 0.3%

Interface, Inc. Class A	59,345	1,070,584

Office Supplies & Forms - 0.5%

ACCO Brands Corp.†#	37,788	856,654
Ennis, Inc.#	33,580	730,365

		1,587,019

Oil & Gas Drilling - 0.8%

Atwood Oceanics, Inc.†#	25,702	1,953,095
Pioneer Drilling Co.†#	75,810	921,850

		2,874,945

Oil Companies-Exploration & Production - 4.3%

Cabot Oil & Gas Corp.	33,380	1,112,889
Energy Partners, Ltd.†#	62,620	856,015
Forest Oil Corp.†#	39,398	1,522,733
Mariner Energy, Inc.†#	120,343	2,523,593
Petroleum Development Corp.†	14,240	570,027
St. Mary Land & Exploration Co.	34,419	1,147,874
Stone Energy Corp.†	86,076	2,836,204
Swift Energy Co.†#	28,330	1,054,443
Venoco, Inc.†	27,146	436,236
Whiting Petroleum Corp.†	62,754	2,331,939

		14,391,953

Oil Field Machinery & Equipment - 0.2%

CARBO Ceramics, Inc.#	17,902	837,814

Oil-Field Services - 0.7%

Exterran Holdings, Inc.†#	11,100	860,250
Tidewater, Inc.#	22,130	1,448,408

		2,308,658

Paper & Related Products - 1.5%

Glatfelter#	57,569	849,718
Louisiana-Pacific Corp.#	42,996	805,315
Neenah Paper, Inc.	63,559	2,204,862
Schweitzer-Mauduit International, Inc.#	46,407	1,057,616
Xerium Technologies, Inc.	58,305	315,430

		5,232,941

Physicians Practice Management - 0.3%

Pediatrix Medical Group, Inc.†	15,190	906,083

Publishing-Newspapers - 0.2%

GateHouse Media, Inc.#	57,570	749,561

Real Estate Investment Trusts - 2.9%

Arbor Realty Trust, Inc.#	50,060	1,002,201
Capital Trust, Inc., Class A#	29,940	1,037,720
Deerfield Triarc Capital Corp.#	185,720	1,625,050
DiamondRock Hospitality Co.	48,290	866,805
Entertainment Properties Trust	18,312	876,046
Getty Realty Corp.#	42,680	1,163,884
Hersha Hospitality Trust#	76,320	834,178
Jer Investors Trust, Inc.#	23,500	292,105
National Health Investors, Inc.#	24,820	750,557
NorthStar Realty Finance Corp.	81,465	864,344
RAIT Investment Trust#	41,520	367,452

		9,680,342

Real Estate Management/Services - 0.1%

Grubb & Ellis Co.†	20,713	187,660

Real Estate Operations & Development - 0.4%

Forest City Enterprises, Inc., Class A#	24,194	1,343,977

Recreational Vehicles - 0.2%

Arctic Cat, Inc.#	44,430	751,311

Rental Auto/Equipment - 0.6%

Aaron Rents, Inc.	32,358	828,041
Dollar Thrifty Automotive Group, Inc.†#	40,244	1,186,393

		2,014,434

Retail-Apparel/Shoe - 2.4%

Cache, Inc.†#	49,620	832,624
Christopher & Banks Corp.#	42,353	511,624
Deb Shops, Inc.#	22,465	599,366
Foot Locker, Inc.	159,960	2,672,932
Jos. A. Bank Clothiers, Inc.†#	32,250	972,337
Kenneth Cole Productions, Inc. Class A#	42,703	883,098
Stage Stores, Inc.#	51,635	894,834
The Children’s Place Retail Stores, Inc.†#	26,406	759,437
The Finish Line, Inc., Class A	24,190	136,432

		8,262,684

Retail-Auto Parts - 0.3%

CSK Auto Corp.†#	85,630	1,132,029

Retail-Automobile - 0.3%

Sonic Automotive, Inc.#	34,440	916,104

Retail-Computer Equipment - 0.1%

Insight Enterprises, Inc.†	9,729	230,772

Retail-Convenience Store - 1.0%

Casey’s General Stores, Inc.	121,413	3,443,273

Retail-Home Furnishings - 0.3%

Haverty Furniture Cos., Inc.#	62,480	669,786
Pier 1 Imports, Inc.†#	45,961	284,039

		953,825

Retail-Jewelry - 0.5%

Zale Corp.†#	72,849	1,636,917

Retail-Restaurants - 3.8%

IHOP Corp.#	29,557	1,858,249
Landry’s Restaurants, Inc.#	32,970	945,250
Rare Hospitality International, Inc.†#	85,175	3,217,060
Ruby Tuesday, Inc.#	97,436	2,158,207
Triarc Cos., Inc. Class A	73,731	1,090,481
Triarc Cos., Inc., Class B#	226,116	3,473,142

		12,742,389

Savings & Loans/Thrifts - 2.2%

BankAtlantic Bancorp, Inc. Class A#	149,266	1,237,415
BankUnited Financial Corp. Class A#	53,400	913,140
FirstFed Financial Corp.†#	15,870	797,467
Flagstar Bancorp, Inc.#	67,619	831,714
NewAlliance Bancshares, Inc.#	152,570	2,274,819
PFF BanCorp., Inc.#	71,330	1,249,702

		7,304,257

Semiconductor Equipment - 1.4%

Brooks Automation, Inc.†	68,860	974,369
Cabot Microelectronics Corp.†#	23,912	997,609
Cohu, Inc.#	39,010	772,008
GSI Group, Inc.†	51,049	497,728
Nextest Systems Corp.†#	9,783	109,863
Ultra Clean Holdings, Inc.†#	88,410	1,320,845

		4,672,422

Semiconductors Components-Integrated Circuits - 1.1%

Emulex Corp.†	55,340	1,081,344
Exar Corp.†	34,394	458,816
Standard Microsystems Corp.†	56,844	2,045,247

		3,585,407

Software Tools - 0.3%

Borland Software Corp.†#	190,623	869,241

Steel-Producer - 0.3%

Steel Dynamics, Inc.	24,320	1,055,002

Telecom Services - 0.3%

Consolidated Commerce Holdings, Inc.	57,860	1,075,039

Telephone-Integrated - 0.2%

Citizens Communications Co.	47,350	687,048

Textile-Products - 0.1%

Dixie Group, Inc.†	45,769	465,471

Theater - 0.2%

Carmike Cinemas, Inc.#	40,210	644,968

Transport-Marine - 1.0%

Gulfmark Offshore, Inc.†#	33,140	1,519,469
Horizon Lines, Inc. Class A	60,394	1,703,715
TBS International, Ltd. Class A†#	1	36

		3,223,220

Transport-Truck - 1.6%

Arkansas Best Corp.#	89,963	3,229,672
Landstar System, Inc.	21,070	906,221
Werner Enterprises, Inc.#	64,760	1,205,183

		5,341,076

Web Portals/ISP - 0.6%

EarthLink, Inc.†	123,300	939,546
United Online, Inc.#	83,520	1,200,182

		2,139,728

Wire & Cable Products - 1.1%

Belden, Inc.#	20,381	990,720
General Cable Corp.†#	13,832	804,746
Superior Essex, Inc.†#	57,040	2,013,512

		3,808,978

Wireless Equipment - 0.3%

Gilat Satellite Networks, Ltd.†	98,600	926,840

Total Common Stock (cost $323,619,418)		325,828,952

EXCHANGE TRADED FUNDS - 0.7%

Index Fund-Small Cap - 0.7% iShares Russell 2000 Index Fund# (cost $2,209,311)	27,961	2,201,649

Total Long-Term Investment Securities (cost $325,828,729)		328,030,601

SHORT-TERM INVESTMENT SECURITIES - 26.9%
Collective Investment Pool - 24.0%

Securities Lending Quality Trust(1)	81,007,429	81,007,429

Time Deposit - 2.5%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 09/04/07	8,386,000	8,386,000

U.S. Government Agencies - 0.4%

Federal Home Loan Mtg. Corp. Disc. Notes 5.25% due 01/14/09	1,425,000	1,416,018

Total Short-Term Investment Securities (cost $90,809,447)		90,809,447

REPURCHASE AGREEMENT - 0.4%

Agreement with Bank of America NA, bearing interest at 5.15%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $1,416,810 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.25%, due 01/14/09 and having an approximate value of $1,444,320 (cost $1,416,000)	1,416,000	1,416,000

TOTAL INVESTMENTS (cost $418,054,176) (2)	124.5%	420,256,048
Liabilities in excess of other assets	(24.5)	(82,755,186)

NET ASSETS	100.0%	$337,500,862

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2007, the aggregate value of these securities was $984,800 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

VALIC COMPANY I SOCIAL AWARENESS FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.4%
Advertising Agency - 0.4%

Omnicom Group, Inc.	35,600	$1,813,108

Applications Software - 2.8%

Microsoft Corp.	439,835	12,636,460

Athletic Footwear - 1.1%

NIKE, Inc., Class B	88,160	4,966,934

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.#	53,120	4,544,416

Banks-Commercial - 0.5%

Regions Financial Corp.#	64,650	2,023,545

Banks-Fiduciary - 1.2%

The Bank of New York Mellon Corp.	137,850	5,573,275

Banks-Super Regional - 8.0%

Bank of America Corp.	234,846	11,901,996
National City Corp.	57,020	1,534,408
US Bancorp#	195,860	6,336,071
Wachovia Corp.	154,750	7,579,655
Wells Fargo & Co.	235,280	8,597,131

		35,949,261

Beverages-Non-alcoholic - 3.6%

PepsiCo, Inc.	120,880	8,223,467
The Coca-Cola Co.	150,680	8,103,570

		16,327,037

Broadcast Services/Program - 0.9%

Clear Channel Communications, Inc.	108,643	4,048,038

Building & Construction Products-Misc. - 0.6%

Masco Corp.	103,460	2,692,029

Cable TV - 1.7%

Comcast Corp., Class A†	240,899	6,285,055
The DIRECTV Group, Inc.†	60,050	1,400,966

		7,686,021

Computers - 4.5%

Apple, Inc.†	50,560	7,001,549
Dell, Inc.†	147,830	4,176,197
Hewlett-Packard Co.	182,120	8,987,622

		20,165,368

Computers-Memory Devices - 0.6%

EMC Corp.†	143,350	2,818,261
Seagate Technology†(1)(2)(3)	22,401	0

		2,818,261

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	84,990	5,636,537

Data Processing/Management - 0.7%

First Data Corp.	82,300	2,734,006
Paychex, Inc.	14,200	630,906

		3,364,912

Diversified Manufacturing Operations - 0.3%

Danaher Corp.	19,800	1,537,668

E-Commerce/Products - 0.0%

Amazon.com, Inc.†	2,300	183,793

E-Commerce/Services - 0.5%

eBay, Inc.†	69,880	2,382,908

Electric-Generation - 0.4%

The AES Corp.†	93,350	1,690,569

Electric-Integrated - 0.5%

Energy East Corp.	21,750	580,508
Pepco Holdings, Inc.	65,200	1,817,776

		2,398,284

Electronic Components-Semiconductors - 0.4%

Broadcom Corp., Class A†	48,900	1,687,050

Enterprise Software/Service - 1.6%

Oracle Corp.†	360,970	7,320,472

Finance-Credit Card - 1.0%

American Express Co.	77,620	4,550,084

Finance-Investment Banker/Broker - 6.4%

Citigroup, Inc.	258,015	12,095,743
JPMorgan Chase & Co.	212,703	9,469,538
Lehman Brothers Holdings, Inc.	6,550	359,136
Merrill Lynch & Co., Inc.	80,370	5,923,269
The Charles Schwab Corp.	45,200	894,960

		28,742,646

Finance-Mortgage Loan/Banker - 1.1%

Fannie Mae	57,870	3,796,851
Freddie Mac	19,100	1,176,751

		4,973,602

Food-Confectionery - 0.1%

The Hershey Co.	7,700	358,050

Food-Misc. - 1.5%

Campbell Soup Co.	58,950	2,225,363
General Mills, Inc.	29,240	1,633,931
H.J. Heinz Co.	24,420	1,101,098
Kellogg Co.	32,640	1,792,915

		6,753,307

Food-Retail - 0.2%

Safeway, Inc.	31,200	989,976

Home Decoration Products - 0.2%

Newell Rubbermaid, Inc.	35,200	907,808

Hotel/Motel - 0.1%

Marriott International, Inc., Class A	10,050	446,421

Independent Power Producers - 0.1%

Dynegy, Inc., Class A†	33,750	273,038
Reliant Energy, Inc.†	14,700	374,997

		648,035

Industrial Gases - 1.2%

Praxair, Inc.	70,850	5,360,511

Insurance-Multi-line - 2.0%

Allstate Corp.	85,680	4,690,980
Hartford Financial Services Group, Inc.	36,670	3,260,330
MetLife, Inc.	17,350	1,111,267

		9,062,577

Insurance-Property/Casualty - 0.7%

The Travelers Cos., Inc.	60,980	3,081,929

Investment Management/Advisor Services - 0.1%

Franklin Resources, Inc.	1,800	237,186

Machinery-Construction & Mining - 1.4%

Caterpillar, Inc.	81,580	6,181,317

Machinery-Farming - 0.9%

Deere & Co.	30,770	4,186,566

Medical Instruments - 1.5%

Boston Scientific Corp.†	18,400	236,072
Medtronic, Inc.	122,870	6,492,451

		6,728,523

Medical Products - 0.7%

Stryker Corp.	44,460	2,969,928

Medical-Biomedical/Gene - 1.9%

Amgen, Inc.†	97,590	4,890,235
Genentech, Inc.†	46,850	3,504,848

		8,395,083

Medical-Drugs - 4.5%

Allergan, Inc.	85,380	5,123,654
Bristol-Myers Squibb Co.	221,650	6,461,097
Endo Pharmaceuticals Holdings, Inc.†	58,330	1,859,560
Forest Laboratories, Inc.†	117,540	4,423,030
King Pharmaceuticals, Inc.†	138,630	2,083,609
Sepracor, Inc.†	8,850	258,155

		20,209,105

Medical-Generic Drugs - 1.4%

Barr Pharmaceuticals, Inc.†	48,450	2,465,136
Mylan Laboratories, Inc.#	149,730	2,260,923
Watson Pharmaceuticals, Inc.†#	59,880	1,785,622

		6,511,681

Medical-HMO - 2.8%

Aetna, Inc.	34,610	1,761,995
UnitedHealth Group, Inc.	130,890	6,545,809
WellPoint, Inc.†	55,120	4,442,121

		12,749,925

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	52,940	3,620,037

Metal Processors & Fabrication - 0.3%

Precision Castparts Corp.	10,200	1,329,162

Metal-Copper - 1.0%

Southern Copper Corp.#	41,470	4,364,717

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	7,950	427,631

Multimedia - 3.7%

News Corp., Class A	299,560	6,060,099
The McGraw-Hill Cos., Inc.	72,249	3,645,684
The Walt Disney Co.	202,510	6,804,336

		16,510,119

Networking Products - 2.5%

Cisco Systems, Inc.†	351,420	11,217,326

Oil & Gas Drilling - 0.9%

Transocean, Inc.†	39,380	4,138,444

Oil Companies-Exploration & Production - 3.9%

Apache Corp.	70,840	5,481,599
Chesapeake Energy Corp.	58,550	1,888,823
EOG Resources, Inc.	75,680	5,097,805
Murphy Oil Corp.	26,150	1,593,581
Noble Energy, Inc.	60,080	3,609,006

		17,670,814

Oil Field Machinery & Equipment - 0.4%

National-Oilwell Varco, Inc.†	13,210	1,690,880

Oil-Field Services - 1.9%

Schlumberger, Ltd.	88,200	8,511,300

Pipelines - 1.1%

Williams Cos., Inc.	159,040	4,930,240

Publishing-Newspapers - 0.5%

Gannett Co., Inc.	43,100	2,025,700

Real Estate Investment Trusts - 0.3%

Equity Residential	10,950	440,628
Simon Property Group, Inc.	9,800	930,216

		1,370,844

Retail-Apparel/Shoe - 0.3%

The Gap, Inc.	78,750	1,477,350

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	13,500	593,325

Retail-Discount - 1.6%

Costco Wholesale Corp.	26,900	1,661,075
Target Corp.	81,520	5,374,614

		7,035,689

Retail-Drug Store - 2.5%

CVS Caremark Corp.	141,904	5,366,809
Walgreen Co.	134,400	6,057,408

		11,424,217

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.†	14,850	880,605
Macy’s, Inc.	29,730	943,036

		1,823,641

Retail-Restaurants - 1.4%

McDonald’s Corp.	130,610	6,432,542

Savings & Loans/Thrifts - 0.9%

Washington Mutual, Inc.	107,320	3,940,790

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	231,080	4,935,869

Semiconductors Components-Intergrated Circuits - 0.2%

Analog Devices, Inc.	24,350	898,028

Telecom Services - 0.8%

Embarq Corp.	57,400	3,582,908

Telephone-Integrated - 1.5%

ALLTEL Corp.	48,800	3,331,088
Citizens Communications Co.#	183,500	2,662,585
Qwest Communications International, Inc.†#	58,600	524,470

		6,518,143

Therapeutics - 0.1%

Gilead Sciences, Inc.†	6,450	234,587

Toys - 0.1%

Mattel, Inc.	12,800	276,864

Transport-Rail - 1.2%

CSX Corp.	41,280	1,692,480
Norfolk Southern Corp.	70,800	3,625,668

		5,318,148

Transport-Services - 2.4%

FedEx Corp.	31,410	3,445,049
United Parcel Service, Inc., Class B	94,501	7,168,846

		10,613,895

Web Portals/ISP - 1.4%

Google, Inc., Class A†	10,740	5,533,785
Yahoo!, Inc.†	26,100	593,253

		6,127,038

Wireless Equipment - 1.6%

QUALCOMM, Inc.	175,050	6,982,744

Total Long-Term Investment Securities (cost $419,607,275)		437,513,198

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Collective Investment Pool - 3.7%

Securities Lending Quality Trust(4)	16,412,767	16,412,767

Commercial Paper - 2.0%

KBC Financial Products International, Ltd. 5.22% due 09/04/07	$9,000,000	8,996,085

U.S. Government Treasuries - 0.1%

United States Treasury Bills
2.91% due 10/11/07(5)	50,000	49,966
4.87% due 09/06/07(5)	600,000	598,067

		648,033

Total Short-Term Investment Securities (cost $26,056,885)		26,056,885

REPURCHASE AGREEMENT - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $1,913,995 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25%, due 08/15/08 and having an approximate value of $1,971,014 (cost $1,913,000)	1,913,000	1,913,000

TOTAL INVESTMENTS (cost $447,577,160) (6)	103.6%	465,483,083
Liabilities in excess of other assets	(3.6)	(15,987,443)

NET ASSETS	100.0%	$449,495,640

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2007, the Social Awareness Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

Seagate Technology Common Stock	11/22/00	22,401	$0	$0	$0.00	0.00%

(4)	The security is purchased with the cash collateral received from securities loaned.

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Appreciation (Depreciation)

32 Long	S&P 500 Index	September 2007	$12,168,638	$11,813,600	$(355,038)

See Notes to Portfolio of Investments

VALIC COMPANY I STOCK INDEX FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.2%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.†#	180,100	$1,972,095
Omnicom Group, Inc.	127,000	6,468,110

		8,440,205

Aerospace/Defense - 1.6%

Boeing Co.	302,500	29,251,750
General Dynamics Corp.	155,500	12,216,080
Lockheed Martin Corp.	136,300	13,512,782
Northrop Grumman Corp.	132,500	10,446,300
Raytheon Co.	170,500	10,458,470
Rockwell Collins, Inc.	64,300	4,428,341

		80,313,723

Aerospace/Defense-Equipment - 0.6%

Goodrich Corp.	48,000	3,031,680
United Technologies Corp.	382,000	28,508,660

		31,540,340

Agricultural Chemicals - 0.3%

Monsanto Co.	208,800	14,561,712

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	250,700	8,448,590

Airlines - 0.1%

Southwest Airlines Co.	299,900	4,531,489

Apparel Manufacturers - 0.3%

Coach, Inc.†	142,500	6,345,525
Jones Apparel Group, Inc.	41,800	802,142
Liz Claiborne, Inc.#	40,100	1,370,217
Polo Ralph Lauren Corp.	23,600	1,782,744
VF Corp.#	34,300	2,738,855

		13,039,483

Appliances - 0.1%

Whirlpool Corp.#	30,300	2,921,223

Applications Software - 2.0%

Citrix Systems, Inc.†	69,300	2,519,055
Compuware Corp.†	115,700	938,327
Intuit, Inc.†	131,600	3,593,996
Microsoft Corp.	3,233,800	92,907,074

		99,958,452

Athletic Footwear - 0.2%

NIKE, Inc., Class B	145,600	8,203,104

Audio/Video Products - 0.1%

Harman International Industries, Inc.	25,100	2,846,089

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.†#	796,900	6,223,789
General Motors Corp.#	217,300	6,679,802

		12,903,591

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.#	95,400	8,161,470

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	75,800	8,572,980
WABCO Holdings, Inc.#	1	45

		8,573,025

Banks-Commercial - 0.8%

BB&T Corp.	208,400	8,279,732
Commerce Bancorp, Inc.#	73,500	2,699,655
Compass Bancshares, Inc.†#	50,600	3,306,710
First Horizon National Corp.#	48,300	1,481,844
M&T Bank Corp.#	29,100	3,081,108
Marshall & Ilsley Corp.	99,500	4,349,145
Regions Financial Corp.	270,700	8,472,910
Synovus Financial Corp.#	125,600	3,469,072
Zions Bancorp.	42,300	2,986,380

		38,126,556

Banks-Fiduciary - 0.6%

Northern Trust Corp.	72,500	4,455,850
State Street Corp.	152,600	9,363,536
The Bank of New York Mellon Corp.	433,904	17,542,739

		31,362,125

Banks-Super Regional - 4.8%

Bank of America Corp.	1,704,700	86,394,196
Capital One Financial Corp.	158,800	10,268,008
Comerica, Inc.	59,900	3,341,222
Fifth Third Bancorp#	211,300	7,541,297
Huntington Bancshares, Inc.#	140,300	2,414,563
KeyCorp	150,600	5,014,980
National City Corp.#	221,200	5,952,492
PNC Financial Services Group, Inc.	132,500	9,324,025
SunTrust Banks, Inc.	137,000	10,788,750
US Bancorp	667,900	21,606,565
Wachovia Corp.	734,900	35,995,402
Wells Fargo & Co.	1,282,800	46,873,512

		245,515,012

Beverages-Non-alcoholic - 1.7%

Coca-Cola Enterprises, Inc.	107,200	2,553,504
Pepsi Bottling Group, Inc.	50,500	1,746,795
PepsiCo, Inc.	625,700	42,566,371
The Coca-Cola Co.	772,000	41,518,160

		88,384,830

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B#	30,300	2,168,268
Constellation Brands, Inc., Class A†#	74,200	1,794,156

		3,962,424

Brewery - 0.3%

Anheuser-Busch Cos., Inc.	291,900	14,419,860
Molson Coors Brewing Co., Class B#	18,200	1,628,172

		16,048,032

Broadcast Services/Program - 0.1%

Clear Channel Communications, Inc.#	190,700	7,105,482

Building & Construction Products-Misc. - 0.1%

Masco Corp.	145,100	3,775,502
Vulcan Materials Co.	36,600	3,294,366

		7,069,868

Building Products-Air & Heating - 0.0%

American Standard Cos., Inc.	67,500	2,486,025

Building-Residential/Commerical - 0.1%

Centex Corp.	45,900	1,326,969
D.R. Horton, Inc.	105,000	1,586,550
KB Home Corp.#	29,500	895,030
Lennar Corp., Class A	53,500	1,512,445
Pulte Homes, Inc.#	81,600	1,357,824

		6,678,818

Cable TV - 0.7%

Comcast Corp., Class A†	1,195,400	31,187,986
The DIRECTV Group, Inc.†	296,100	6,908,013

		38,095,999

Casino Hotel - 0.1%

Harrah’s Entertainment, Inc.	71,700	6,149,709

Casino Services - 0.1%

International Game Technology	127,700	4,874,309

Chemicals-Diversified - 0.8%

E.I. du Pont de Nemours & Co.	354,800	17,296,500
PPG Industries, Inc.	63,100	4,628,385
Rohm & Haas Co.#	54,700	3,092,738
The Dow Chemical Co.	366,200	15,611,106

		40,628,729

Chemicals-Specialty - 0.2%

Ashland, Inc.	21,500	1,285,485
Eastman Chemical Co.	32,300	2,156,348
Ecolab, Inc.#	67,400	2,807,884
Hercules, Inc.	44,800	932,736
International Flavors & Fragrances, Inc.	29,800	1,496,854
Sigma-Aldrich Corp.	50,400	2,257,920

		10,937,227

Coal - 0.1%

CONSOL Energy, Inc.	69,900	2,787,612
Peabody Energy Corp.	101,800	4,327,518

		7,115,130

Coatings/Paint - 0.1%

The Sherwin-Williams Co.#	42,100	2,905,321

Commercial Services - 0.0%

Convergys Corp.†	52,600	881,050

Commercial Services-Finance - 0.3%

Equifax, Inc.	55,900	2,153,268
H&R Block, Inc.	124,000	2,460,160
Moody’s Corp.#	88,300	4,048,555
Western Union Co.	296,800	5,588,744

		14,250,727

Computer Aided Design - 0.1%

Autodesk, Inc.†	88,800	4,113,216

Computer Services - 0.3%

Affiliated Computer Services, Inc., Class A†	38,100	1,906,143
Cognizant Technology Solutions Corp., Class A†	55,300	4,065,103
Computer Sciences Corp.†#	66,600	3,726,270
Electronic Data Systems Corp.	195,400	4,472,706
Unisys Corp.†#	133,600	984,632

		15,154,854

Computers - 3.7%

Apple, Inc.†	332,200	46,003,056
Dell, Inc.†	872,600	24,650,950
Hewlett-Packard Co.	1,006,000	49,646,100
International Business Machines Corp.	524,700	61,227,243
Sun Microsystems, Inc.†	1,371,400	7,350,704

		188,878,053

Computers-Integrated Systems - 0.1%

NCR Corp.†	69,100	3,439,107

Computers-Memory Devices - 0.5%

EMC Corp.†	806,000	15,845,960
Network Appliance, Inc.†	142,500	3,970,050
SanDisk Corp.†	87,700	4,916,462

		24,732,472

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†#	36,300	1,352,538

Consumer Products-Misc. - 0.4%

Clorox Co.#	58,300	3,486,340
Fortune Brands, Inc.#	58,600	4,869,074
Kimberly-Clark Corp.	163,800	11,251,422

		19,606,836

Containers-Metal/Glass - 0.0%

Ball Corp.	39,200	2,053,296

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.	40,200	1,200,774
Pactiv Corp.†	50,100	1,465,425
Sealed Air Corp.	62,100	1,642,545

		4,308,744

Cosmetics & Toiletries - 2.0%

Avon Products, Inc.	168,600	5,791,410
Colgate-Palmolive Co.	196,500	13,031,880
Procter & Gamble Co.	1,209,500	78,992,445
The Estee Lauder Cos., Inc., Class A	45,400	1,888,186

		99,703,921

Cruise Lines - 0.2%

Carnival Corp.	170,000	7,750,300

Data Processing/Management - 0.6%

Automatic Data Processing, Inc.	212,600	9,724,324
Fidelity National Information Services, Inc.	62,800	2,976,720
First Data Corp.†	289,800	9,627,156
Fiserv, Inc.†	64,600	3,005,192
Paychex, Inc.	130,500	5,798,115

		31,131,507

Dental Supplies & Equipment - 0.0%

Patterson Cos., Inc.†	53,500	1,967,730

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	39,700	3,310,583

Distribution/Wholesale - 0.1%

Genuine Parts Co.	65,500	3,254,040
WW Grainger, Inc.	27,200	2,491,792

		5,745,832

Diversified Manufacturing Operations - 5.0%

3M Co.	276,600	25,167,834
Cooper Industries, Ltd. Class A	70,300	3,597,251
Danaher Corp.#	91,400	7,098,124
Dover Corp.	78,500	3,877,900
Eaton Corp.	56,300	5,304,586

General Electric Co.	3,951,800	153,606,466
Honeywell International, Inc.	299,500	16,816,925
Illinois Tool Works, Inc.#	158,300	9,208,311
Ingersoll-Rand Co., Ltd., Class A#	115,900	6,018,687
ITT, Inc.	69,800	4,745,702
Leggett & Platt, Inc.#	68,000	1,387,200
Parker Hannifin Corp.#	44,500	4,782,415
Textron, Inc.	96,400	5,623,976
Tyco International, Ltd.	190,399	8,408,020

		255,643,397

Diversified Operations - 0.1%

Leucadia National Corp.#	63,200	2,804,816

Drug Delivery Systems - 0.0%

Hospira, Inc.†	59,800	2,311,270

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	119,400	9,541,254

E-Commerce/Services - 0.4%

eBay, Inc.†	434,800	14,826,680
IAC/InterActive Corp.†#	83,900	2,331,581
Monster Worldwide, Inc.†	50,100	1,713,420

		18,871,681

Electric Products-Misc. - 0.3%

Emerson Electric Co.	305,500	15,039,765
Molex, Inc.	54,600	1,427,790

		16,467,555

Electric-Generation - 0.1%

The AES Corp.†	256,400	4,643,404

Electric-Integrated - 3.1%

Allegheny Energy, Inc.†	63,700	3,287,557
Ameren Corp.	79,200	4,021,776
American Electric Power Co., Inc.	153,100	6,809,888
CenterPoint Energy, Inc.#	123,200	1,998,304
CMS Energy Corp.#	86,300	1,408,416
Consolidated Edison, Inc.#	103,900	4,773,166
Constellation Energy Group, Inc.	69,400	5,756,036
Dominion Resources, Inc.	112,400	9,574,232
DTE Energy Co.	67,600	3,231,956
Duke Energy Corp.	483,700	8,871,058
Edison International	125,200	6,599,292
Entergy Corp.	75,800	7,854,396
Exelon Corp.	258,400	18,261,128
FirstEnergy Corp.	117,100	7,194,624
FPL Group, Inc.	156,100	9,184,924
Integrys Energy Group, Inc.#	29,100	1,459,947
NiSource, Inc.	105,300	1,983,852
PG&E Corp.#	135,000	6,007,500
Pinnacle West Capital Corp.#	38,500	1,533,840
PPL Corp.	147,900	7,137,654
Progress Energy, Inc.#	97,700	4,482,476
Public Service Enterprise Group, Inc.	97,100	8,252,529
Southern Co.	288,800	10,249,512
TECO Energy, Inc.	80,500	1,275,120
TXU Corp.	176,400	11,889,360
Xcel Energy, Inc.	157,100	3,237,831

		156,336,374

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc.#	68,800	1,527,360
Solectron Corp.†#	347,300	1,347,524
Tyco Electronics, Ltd.	190,399	6,639,213

		9,514,097

Electronic Components-Semiconductors - 2.2%

Advanced Micro Devices, Inc.†#	211,500	2,749,500
Altera Corp.#	136,400	3,247,684
Broadcom Corp., Class A†#	178,700	6,165,150
Intel Corp.	2,231,700	57,466,275
LSI Logic Corp.†#	275,000	1,894,750
MEMC Electronic Materials, Inc.†	86,200	5,294,404
Micron Technology, Inc.†#	290,500	3,326,225
National Semiconductor Corp.#	92,400	2,431,968
Nvidia Corp.†	139,400	7,131,704
QLogic Corp.†	56,400	750,120
Texas Instruments, Inc.	550,700	18,855,968
Xilinx, Inc.#	114,400	2,925,208

		112,238,956

Electronic Forms - 0.2%

Adobe Systems, Inc.†	225,800	9,652,950

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	152,100	5,536,440
Tektronix, Inc.	29,200	938,780

		6,475,220

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	48,000	4,728,480

Engineering/R&D Services - 0.1%

Fluor Corp.	33,900	4,310,385

Engines-Internal Combustion - 0.1%

Cummins, Inc.	40,000	4,736,800

Enterprise Software/Service - 0.8%

BMC Software, Inc.†	78,300	2,397,546
CA, Inc.#	158,000	3,980,020
Novell, Inc.†	133,800	995,472
Oracle Corp.†	1,520,600	30,837,768

		38,210,806

Entertainment Software - 0.1%

Electronic Arts, Inc.†	119,100	6,305,154

Filtration/Separation Products - 0.0%

Pall Corp.	47,000	1,792,110

Finance-Commercial - 0.1%

CIT Group, Inc.	73,700	2,768,909

Finance-Consumer Loans - 0.2%

SLM Corp.#	158,100	7,949,268

Finance-Credit Card - 0.6%

American Express Co.	456,600	26,765,892
Discover Financial Services	202,350	4,682,379

		31,448,271

Finance-Investment Banker/Broker - 4.9%

Citigroup, Inc.	1,900,000	89,072,000
E*TRADE Financial Corp.†#	163,900	2,553,562
JPMorgan Chase & Co.	1,312,200	58,419,144
Lehman Brothers Holdings, Inc.	204,600	11,218,218
Merrill Lynch & Co., Inc.	334,500	24,652,650

Morgan Stanley	404,800	25,247,376
The Bear Stearns Cos., Inc.#	45,800	4,976,628
The Charles Schwab Corp.	362,600	7,179,480
The Goldman Sachs Group, Inc.	156,900	27,615,969

		250,935,027

Finance-Mortgage Loan/Banker - 0.9%

Countrywide Financial Corp.#	227,900	4,523,815
Fannie Mae	373,800	24,525,018
Freddie Mac	254,200	15,661,262

		44,710,095

Finance-Other Services - 0.2%

CME Group, Inc.#	21,300	11,817,240

Financial Guarantee Insurance - 0.1%

Ambac Financial Group, Inc.#	39,100	2,456,262
MBIA, Inc.#	50,200	3,012,000
MGIC Investment Corp.#	31,900	962,104

		6,430,366

Food-Confectionery - 0.2%

The Hershey Co.#	65,900	3,064,350
WM Wrigley Jr. Co.#	82,800	4,823,100

		7,887,450

Food-Dairy Products - 0.0%

Dean Foods Co.#	49,900	1,340,314

Food-Meat Products - 0.0%

Tyson Foods, Inc., Class A	97,100	2,092,505

Food-Misc. - 1.0%

Campbell Soup Co.	83,300	3,144,575
ConAgra Foods, Inc.	191,400	4,920,894
General Mills, Inc.	133,000	7,432,040
H.J. Heinz Co.	124,800	5,627,232
Kellogg Co.	96,200	5,284,266
Kraft Foods, Inc., Class A	616,200	19,755,372
McCormick & Co., Inc.#	50,000	1,792,000
Sara Lee Corp.#	282,200	4,690,164

		52,646,543

Food-Retail - 0.3%

Safeway, Inc.	169,700	5,384,581
The Kroger Co.	272,000	7,229,760
Whole Foods Market, Inc.#	54,300	2,403,318

		15,017,659

Food-Wholesale/Distribution - 0.2%

SUPERVALU, Inc.	79,800	3,363,570
Sysco Corp.	237,400	7,924,412

		11,287,982

Forestry - 0.2%

Plum Creek Timber Co., Inc.	67,900	2,847,047
Weyerhaeuser Co.	82,900	5,651,293

		8,498,340

Gas-Distribution - 0.1%

Nicor, Inc.#	17,300	718,988
Sempra Energy	101,300	5,574,539

		6,293,527

Health Care Cost Containment - 0.1%

McKesson Corp.	113,500	6,493,335

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	107,200	2,764,688

Hotels/Motels - 0.4%

Hilton Hotels Corp.	149,800	6,883,310
Marriott International, Inc., Class A	126,200	5,605,804
Starwood Hotels & Resorts Worldwide, Inc.	82,600	5,048,512
Wyndham Worldwide Corp.#	70,000	2,233,000

		19,770,626

Human Resources - 0.0%

Robert Half International, Inc.#	63,900	2,040,966

Independent Power Producer - 0.0%

Dynegy, Inc., Class A†	154,500	1,249,905

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	60,600	4,269,876

Industrial Gases - 0.3%

Air Products & Chemicals, Inc.	83,200	7,488,832
Praxair, Inc.	122,400	9,260,784

		16,749,616

Instruments-Scientific - 0.3%

Applera Corp.	70,500	2,228,505
PerkinElmer, Inc.	46,000	1,260,860
Thermo Fisher Scientific, Inc.†	162,000	8,785,260
Waters Corp.†#	38,700	2,382,759

		14,657,384

Insurance Brokers - 0.2%

AON Corp.#	112,800	4,886,496
Marsh & McLennan Cos., Inc.#	213,300	5,684,445

		10,570,941

Insurance-Life/Health - 1.1%

AFLAC, Inc.	187,900	10,016,949
CIGNA Corp.	110,500	5,710,640
Genworth Financial, Inc., Class A	170,100	4,929,498
Lincoln National Corp.	104,000	6,331,520
Principal Financial Group	102,900	5,709,921
Prudential Financial, Inc.	179,600	16,124,488
Torchmark Corp.#	36,600	2,253,096
UnumProvident Corp.	138,500	3,389,095

		54,465,207

Insurance-Multi-line - 2.6%

ACE, Ltd.	125,100	7,225,776
Allstate Corp.	233,400	12,778,650
American International Group, Inc.(3)	996,500	65,769,000
Assurant, Inc.#	38,100	1,963,674
Cincinnati Financial Corp.	66,000	2,781,240
Hartford Financial Services Group, Inc.	121,600	10,811,456
Loews Corp.	171,300	8,052,813
MetLife, Inc.	284,900	18,247,845
XL Capital, Ltd., Class A#	71,400	5,440,680

		133,071,134

Insurance-Property/Casualty - 0.6%

Chubb Corp.	154,200	7,884,246
Progressive Corp.	282,800	5,752,152

SAFECO Corp.#	40,800	2,367,216
The Travelers Cos., Inc.	255,000	12,887,700

		28,891,314

Internet Infrastructure Software - 0.0%

Akamai Technologies, Inc.†#	63,400	2,042,748

Internet Security - 0.2%

Symantec Corp.†#	346,100	6,510,141
VeriSign, Inc.†#	94,200	3,033,240

		9,543,381

Investment Companies - 0.1%

American Capital Strategies, Ltd.#	67,800	2,799,462

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	90,300	5,509,203
Federated Investors, Inc., Class B	34,100	1,197,251
Franklin Resources, Inc.	63,300	8,341,041
Janus Capital Group, Inc.#	67,300	1,789,507
Legg Mason, Inc.	50,500	4,384,410
T. Rowe Price Group, Inc.	102,000	5,234,640

		26,456,052

Leisure Products - 0.0%

Brunswick Corp.#	34,700	872,705

Linen Supply & Related Items - 0.0%

Cintas Corp.	51,800	1,898,470

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	246,000	18,639,420
Terex Corp.†	39,600	3,163,248

		21,802,668

Machinery-Farming - 0.2%

Deere & Co.	86,500	11,769,190

Medical Information Systems - 0.0%

IMS Health, Inc.	75,400	2,257,476

Medical Instruments - 0.7%

Boston Scientific Corp.†	455,800	5,847,914
Medtronic, Inc.	442,300	23,371,132
St. Jude Medical, Inc.†	129,900	5,659,743

		34,878,789

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	45,200	3,510,232
Quest Diagnostics, Inc.#	60,700	3,323,325

		6,833,557

Medical Products - 2.2%

Baxter International, Inc.	250,300	13,706,428
Becton, Dickinson & Co.	94,100	7,240,054
Covidien, Ltd.	190,399	7,583,592
Johnson & Johnson	1,112,600	68,747,554
Stryker Corp.#	114,700	7,661,960
Varian Medical Systems, Inc.†#	48,900	1,975,071
Zimmer Holdings, Inc.†	90,900	7,120,197

		114,034,856

Medical-Biomedical/Gene - 0.9%

Amgen, Inc.†	417,400	20,915,914
Biogen Idec, Inc.†	109,700	7,001,054
Celgene Corp.†#	145,900	9,368,239
Genzyme Corp.†	100,900	6,297,169
Millipore Corp.†#	20,700	1,442,376

		45,024,752

Medical-Drugs - 4.7%

Abbott Laboratories	591,700	30,715,147
Allergan, Inc.	118,100	7,087,181
Bristol-Myers Squibb Co.	756,000	22,037,400
Eli Lilly & Co.	378,900	21,729,915
Forest Laboratories, Inc.†	122,100	4,594,623
King Pharmaceuticals, Inc.†	93,600	1,406,808
Merck & Co., Inc.	832,500	41,766,525
Pfizer, Inc.	2,695,800	66,963,672
Schering-Plough Corp.	572,100	17,174,442
Wyeth	516,700	23,923,210

		237,398,923

Medical-Generic Drugs - 0.1%

Barr Pharmaceuticals, Inc.†#	42,200	2,147,136
Mylan Laboratories, Inc.	95,400	1,440,540
Watson Pharmaceuticals, Inc.†	39,400	1,174,908

		4,762,584

Medical-HMO - 1.2%

Aetna, Inc.	198,400	10,100,544
Coventry Health Care, Inc.†	60,000	3,442,200
Humana, Inc.†	64,600	4,140,214
UnitedHealth Group, Inc.	514,700	25,740,147
WellPoint, Inc.†	235,700	18,995,063

		62,418,168

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	181,600	615,624

Medical-Nursing Homes - 0.0%

Manor Care, Inc.#	28,100	1,795,309

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	69,200	3,311,220
Cardinal Health, Inc.	147,800	10,106,564

		13,417,784

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp.	52,900	6,893,399

Metal-Aluminum - 0.2%

Alcoa, Inc.	334,000	12,201,020

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc.#	144,200	12,605,964

Mining - 0.1%

Newmont Mining Corp.	173,200	7,319,432

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	98,900	5,319,831

Multimedia - 1.8%

Meredith Corp.	15,000	838,500
News Corp., Class A	894,700	18,099,781
The E.W. Scripps Co., Class A#	32,000	1,315,200
The McGraw-Hill Cos., Inc.	131,800	6,650,628
The Walt Disney Co.	761,200	25,576,320
Time Warner, Inc.	1,454,100	27,598,818

Viacom, Inc., Class B†	264,700	10,445,062

		90,524,309

Networking Products - 1.6%

Cisco Systems, Inc.†	2,332,000	74,437,440
Juniper Networks, Inc.†#	197,500	6,501,700

		80,939,140

Non-Hazardous Waste Disposal - 0.2%

Allied Waste Industries, Inc.†#	98,100	1,252,737
Waste Management, Inc.	198,800	7,488,796

		8,741,533

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	84,400	3,770,148
Xerox Corp.†	360,000	6,166,800

		9,936,948

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	35,200	2,104,608

Oil & Gas Drilling - 0.5%

ENSCO International, Inc.#	57,200	3,101,384
Nabors Industries, Ltd.†#	108,200	3,201,638
Noble Corp.	103,000	5,053,180
Rowan Cos., Inc.	42,500	1,595,450
Transocean, Inc.†	110,600	11,622,954

		24,574,606

Oil Companies-Exploration & Production - 1.1%

Anadarko Petroleum Corp.	178,200	8,728,236
Apache Corp.	127,200	9,842,736
Chesapeake Energy Corp.	157,300	5,074,498
Devon Energy Corp.	170,900	12,870,479
EOG Resources, Inc.	94,000	6,331,840
Murphy Oil Corp.#	72,300	4,405,962
XTO Energy, Inc.	147,300	8,007,228

		55,260,979

Oil Companies-Integrated - 6.9%

Chevron Corp.	825,500	72,445,880
ConocoPhillips	627,900	51,418,731
Exxon Mobil Corp.	2,163,900	185,511,147
Hess Corp.	104,800	6,431,576
Marathon Oil Corp.	263,500	14,200,015
Occidental Petroleum Corp.	320,300	18,157,807

		348,165,156

Oil Field Machinery & Equipment - 0.2%

National-Oilwell Varco, Inc.†	68,200	8,729,600

Oil Refining & Marketing - 0.4%

Sunoco, Inc.	46,700	3,415,638
Valero Energy Corp.	210,900	14,448,759

		17,864,397

Oil-Field Services - 1.6%

Baker Hughes, Inc.	123,000	10,314,780
BJ Services Co.	112,700	2,796,087
Halliburton Co.	351,100	12,144,549
Schlumberger, Ltd.	452,700	43,685,550
Smith International, Inc.	77,000	5,159,770
Weatherford International, Ltd.†	129,600	7,566,048

		81,666,784

Optical Supplies - 0.0%

Bausch & Lomb, Inc.#	20,900	1,320,880

Paper & Related Products - 0.2%

International Paper Co.	167,300	5,873,903
MeadWestvaco Corp.	70,800	2,236,572
Temple-Inland, Inc.	40,600	2,236,248

		10,346,723

Pharmacy Services - 0.3%

Express Scripts, Inc.†	99,000	5,420,250
Medco Health Solutions, Inc.†#	107,600	9,194,420

		14,614,670

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.#	110,500	2,947,035

Pipelines - 0.4%

El Paso Corp.	269,000	4,269,030
Questar Corp.	66,200	3,308,014
Spectra Energy Corp.	242,700	5,642,775
Williams Cos., Inc.	230,000	7,130,000

		20,349,819

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	84,600	3,030,372

Publishing-Newspapers - 0.2%

Dow Jones & Co., Inc.	25,100	1,482,155
Gannett Co., Inc.	90,100	4,234,700
The New York Times Co., Class A#	55,300	1,215,494
Tribune Co.#	32,500	895,375

		7,827,724

Real Estate Investment Trusts - 1.1%

Apartment Investment & Management Co., Class A	37,300	1,667,310
Archstone-Smith Trust	85,700	5,039,160
AvalonBay Communities, Inc.	30,600	3,500,028
Boston Properties, Inc.	45,800	4,583,206
Developers Diversified Realty Corp.#	48,000	2,567,040
Equity Residential#	111,700	4,494,808
General Growth Properties, Inc.	94,200	4,682,682
Host Marriott Corp.	200,600	4,471,374
Kimco Realty Corp.	87,200	3,733,904
ProLogis	98,500	5,925,760
Public Storage, Inc.	47,100	3,569,238
Simon Property Group, Inc.	85,800	8,144,136
Vornado Realty Trust#	50,200	5,350,818

		57,729,464

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†#	72,000	2,125,440

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A	33,900	2,667,930
Limited Brands, Inc.#	131,400	3,043,224
Nordstrom, Inc.	86,200	4,146,220
The Gap, Inc.	203,600	3,819,536

		13,676,910

Retail-Auto Parts - 0.0%

AutoZone, Inc.†#	18,300	2,219,607

Retail-Automobile - 0.0%

AutoNation, Inc.†#	58,000	1,100,840

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	105,200	3,644,128

Retail-Building Products - 0.9%

Home Depot, Inc.#	758,300	29,050,473
Lowe’s Cos., Inc.	578,100	17,955,786

		47,006,259

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.#	155,500	6,834,225
Circuit City Stores, Inc.#	53,100	577,728
RadioShack Corp.#	52,100	1,238,417

		8,650,370

Retail-Discount - 1.6%

Big Lots, Inc.†#	42,100	1,253,317
Costco Wholesale Corp.	171,500	10,590,125
Family Dollar Stores, Inc.	57,900	1,695,312
Target Corp.	327,000	21,559,110
TJX Cos., Inc.	174,700	5,326,603
Wal-Mart Stores, Inc.	931,100	40,623,893

		81,048,360

Retail-Drug Store - 0.8%

CVS Caremark Corp.	592,900	22,423,478
Walgreen Co.	384,400	17,324,908

		39,748,386

Retail-Jewelry - 0.1%

Tiffany & Co.	52,500	2,694,825

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.#	86,500	5,947,740
Sears Holdings Corp.†#	31,600	4,536,496

		10,484,236

Retail-Office Supplies - 0.2%

Office Depot, Inc.†	106,200	2,596,590
OfficeMax, Inc.	28,900	1,026,528
Staples, Inc.#	274,800	6,526,500

		10,149,618

Retail-Regional Department Stores - 0.3%

Dillard’s, Inc., Class A	23,400	555,516
Kohl’s Corp.†	123,900	7,347,270
Macy’s, Inc.	176,500	5,598,580

		13,501,366

Retail-Restaurants - 0.8%

Darden Restaurants, Inc.	54,300	2,258,880
McDonald’s Corp.	458,600	22,586,050
Starbucks Corp.†	284,600	7,840,730
Wendy’s International, Inc.	33,500	1,101,815
Yum! Brands, Inc.#	201,300	6,586,536

		40,374,011

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†#	79,200	2,190,672

Savings & Loans/Thrifts - 0.3%

Hudson City Bancorp, Inc.	186,100	2,646,342
Sovereign Bancorp, Inc.	138,700	2,507,696
Washington Mutual, Inc.#	341,500	12,539,880

		17,693,918

School - 0.1%

Apollo Group, Inc.†	53,800	3,156,446

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	530,900	11,340,024
KLA-Tencor Corp.#	73,600	4,229,792
Novellus Systems, Inc.†#	48,500	1,327,445
Teradyne, Inc.†#	72,900	1,085,481

		17,982,742

Semiconductors Components-Intergrated Circuits - 0.2%

Analog Devices, Inc.	125,700	4,635,816
Linear Technology Corp.#	85,300	2,899,347
Maxim Integrated Products, Inc.	123,200	3,697,232

		11,232,395

Steel-Producers - 0.2%

Nucor Corp.	115,900	6,131,110
United States Steel Corp.	45,500	4,298,840

		10,429,950

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.	39,200	3,896,088

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	32,800	1,242,464
Corning, Inc.	604,200	14,120,154
JDS Uniphase Corp.†#	81,100	1,180,816

		16,543,434

Telecom Services - 0.1%

Embarq Corp.	58,000	3,620,360

Telecommunication Equipment - 0.1%

Avaya, Inc.†	172,800	2,908,224
Tellabs, Inc.†	168,200	1,774,510

		4,682,734

Telephone-Integrated - 3.6%

ALLTEL Corp.	132,700	9,058,102
AT&T, Inc.	2,368,300	94,424,121
CenturyTel, Inc.	42,100	2,019,958
Citizens Communications Co.	131,500	1,908,065
Qwest Communications International, Inc.†#	596,700	5,340,465
Sprint Nextel Corp.	1,111,500	21,029,580
Verizon Communications, Inc.	1,115,300	46,708,764
Windstream Corp.#	183,100	2,614,668

		183,103,723

Television - 0.2%

CBS Corp., Class B	281,400	8,866,914

Therapeutics - 0.3%

Gilead Sciences, Inc.†	358,700	13,045,919

Tobacco - 1.3%

Altria Group, Inc.	807,900	56,076,339
Reynolds American, Inc.#	65,800	4,350,696

UST, Inc.#	61,500	3,030,720

		63,457,755

Tools-Hand Held - 0.1%

Black & Decker Corp.	25,400	2,203,450
Snap-on, Inc.	22,300	1,092,254
Stanley Works#	32,000	1,815,680

		5,111,384

Toys - 0.1%

Hasbro, Inc.#	61,200	1,726,452
Mattel, Inc.	151,000	3,266,130

		4,992,582

Transport-Rail - 0.7%

Burlington Northern Santa Fe Corp.	136,800	11,101,320
CSX Corp.	167,900	6,883,900
Norfolk Southern Corp.	151,000	7,732,710
Union Pacific Corp.	104,000	11,603,280

		37,321,210

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.#	65,800	3,226,832
FedEx Corp.	118,300	12,975,144
Ryder System, Inc.#	23,500	1,286,625
United Parcel Service, Inc., Class B	406,800	30,859,848

		48,348,449

Web Portals/ISP - 1.1%

Google, Inc., Class A†	83,800	43,177,950
Yahoo!, Inc.†	464,600	10,560,358

		53,738,308

Wireless Equipment - 0.8%

Motorola, Inc.	889,100	15,070,245
QUALCOMM, Inc.	640,200	25,537,578

		40,607,823

Total Long-Term Investment Securities (cost $3,026,592,433)		5,029,056,108

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Collective Investment Pool - 4.3% Securities Lending Quality Trust (2)	215,796,499	215,796,499

Commercial Paper - 0.6%

KBC Financial Products International, Ltd. 5.22% due 09/04/07	$30,000,000	29,986,950

U.S. Government Treasuries - 0.0%

United States Treasury Bills
3.86% due 10/11/07	70,000	69,702
4.69% due 09/06/07 (4)	110,000	109,928
4.76% due 09/06/07 (4)	1,470,000	1,469,028
4.77% due 09/20/07 (4)	150,000	149,622
4.81% due 09/20/07 (4)	10,000	9,975

		1,808,255

Total Short-Term Investment Securities (cost $247,591,704)		247,591,704

REPURCHASE AGREEMENT - 0.0%

Agreement with State Street Bank & Trust Co. bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $1,051,547 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00% due 05/15/11 and having an approximate value of $1,086,500 (cost $1,051,000)	1,051,000	1,051,000

TOTAL INVESTMENTS (cost $3,275,235,137)(1)	104.1%	5,277,698,812
Other assets less liabilities	(4.1)	(207,828,307)

NET ASSETS	100.0%	$5,069,870,505

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 4 for cost of investments on a tax basis.

(2)	The security is purchased with the cash collateral received from securities loaned.

(3)	Security represents an investment in an affiliated company (See Note 3).

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of August 31, 2007	Unrealized Depreciation
108 Long	S&P 500 Index	September 2007	$41,192,175	$39,870,900	$(1,321,275)

See Notes to Portfolio of Investments

VALIC COMPANY I VALIC ULTRA FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Aerospace/Defense - 2.2%

Boeing Co.	196,268	$18,979,115
Lockheed Martin Corp.	23,755	2,355,071

		21,334,186

Aerospace/Defense-Equipment - 2.2%

United Technologies Corp.	286,926	21,413,287

Agricultural Chemicals - 2.3%

Monsanto Co.	200,131	13,957,136
Potash Corp. of Saskatchewan, Inc.	95,211	8,431,886

		22,389,022

Apparel Manufacturer - 0.5%

Coach, Inc.†	115,597	5,147,534

Applications Software - 1.0%

Microsoft Corp.	336,353	9,663,422

Athletic Footwear - 0.7%

NIKE, Inc., Class B†#	129,898	7,318,453

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.†	32,289	3,420,374

Beverages-Non-alcoholic - 4.0%

PepsiCo, Inc.	335,435	22,819,643
The Coca-Cola Co.	305,556	16,432,802

		39,252,445

Cable TV - 0.9%

Rogers Communications, Inc.#	197,561	8,976,304

Cellular Telecom - 2.0%

America Movil SAB de CV, Series L ADR	318,140	19,234,744

Computer Services - 0.8%

DST Systems, Inc.†#	96,605	7,386,418

Computers - 9.5%

Apple, Inc.†	224,622	31,105,654
Hewlett-Packard Co.	498,637	24,607,736
International Business Machines Corp.	136,981	15,984,313
Research In Motion, Ltd.†	250,858	21,425,782

		93,123,485

Consulting Services - 0.8%

Accenture Ltd., Class A	200,310	8,254,775

Cosmetics & Toiletries - 1.6%

Colgate-Palmolive Co.	229,428	15,215,665

Data Processing/Management - 1.8%

Mastercard, Inc., Class A#	36,469	4,995,888
Paychex, Inc.	294,137	13,068,507

		18,064,395

Distribution/Wholesale - 0.5%

WW Grainger, Inc.	53,611	4,911,304

Diversified Manufacturing Operations - 3.5%

3M Co.	180,454	16,419,510
Danaher Corp.#	127,120	9,872,139
Textron, Inc.	140,424	8,192,336

		34,483,985

Diversified Minerals - 1.0%

BHP Billiton, Ltd.#(1)	313,915	9,917,431

E-Commerce/Services - 1.0%

eBay, Inc.†	289,386	9,868,063

Electric Products-Misc. - 2.6%

Emerson Electric Co.	509,586	25,086,919

Electronic Components-Semiconductors - 3.9%

Intel Corp.	794,003	20,445,577
Nvidia Corp.†	352,952	18,057,025

		38,502,602

Electronic Forms - 2.1%

Adobe Systems, Inc.†	487,449	20,838,445

Electronic Measurement Instruments - 1.9%

Garmin, Ltd.#	184,903	18,828,672

Engineering/R&D Services - 0.3%

ABB, Ltd.(1)	102,487	2,526,218

Entertainment Software - 1.0%

Electronic Arts, Inc.†	186,673	9,882,469

Finance-Investment Banker/Broker - 1.2%

The Charles Schwab Corp.	615,306	12,183,059

Finance-Other Services - 1.9%

CME Group, Inc.	23,307	12,930,724
IntercontinentalExchange, Inc.†	37,199	5,426,218

		18,356,942

Food-Misc. - 1.0%

Kellogg Co.	80,917	4,444,771
Unilever NV(1)	162,655	4,975,103

		9,419,874

Instruments-Scientific - 2.9%

Thermo Fisher Scientific, Inc.†	384,515	20,852,248
Waters Corp.†	119,742	7,372,515

		28,224,763

Insurance-Life/Health - 1.4%

AFLAC, Inc.	256,405	13,668,951

Investment Management/Advisor Services - 2.3%

Franklin Resources, Inc.	77,113	10,161,180
T. Rowe Price Group, Inc.	243,348	12,488,619

		22,649,799

Machinery-Construction & Mining - 0.2%

Joy Global, Inc.#	45,523	1,975,243

Medical Instruments - 1.3%

St. Jude Medical, Inc.†	283,850	12,367,344

Medical Labs & Testing Services - 0.2%

Covance, Inc.†	33,577	2,461,866

Medical-Biomedical/Gene - 0.5%

Celgene Corp.†	71,067	4,563,212

Medical-Drugs - 4.6%

Abbott Laboratories	197,799	10,267,746
Allergan, Inc.#	192,678	11,562,607
Schering-Plough Corp.	436,837	13,113,847
Shire PLC(1)	383,695	10,020,692

		44,964,892

Metal Processors & Fabrication - 1.4%

Precision Castparts Corp.	102,630	13,373,715

Metal-Diversified - 1.0%

Freeport-McMoRan Copper & Gold, Inc.	107,263	9,376,931

Networking Products - 4.6%

Cisco Systems, Inc.†	1,049,291	33,493,369

Juniper Networks, Inc.†	333,987	10,994,852

		44,488,221

Oil & Gas Drilling - 1.5%

Transocean, Inc.†	140,593	14,774,918

Oil Companies-Exploration & Production - 1.0%

XTO Energy, Inc.	177,332	9,639,767

Oil Companies-Integrated - 3.8%

ConocoPhillips	127,362	10,429,674
Exxon Mobil Corp.	211,453	18,127,866
Suncor Energy, Inc.	100,971	9,025,798

		37,583,338

Oil-Field Services - 2.0%

Schlumberger, Ltd.	199,896	19,289,964

Pharmacy Services - 2.9%

Express Scripts, Inc.†	325,604	17,826,819
Medco Health Solutions, Inc.†	120,483	10,295,272

		28,122,091

Retail-Computer Equipment - 0.9%

GameStop Corp.†	180,306	9,040,543

Retail-Discount - 2.0%

Costco Wholesale Corp.	156,372	9,655,971
Target Corp.	114,453	7,545,886
TJX Cos., Inc.	79,648	2,428,468

		19,630,325

Retail-Pet Food & Supplies - 0.7%

PetSmart, Inc.	184,401	6,398,715

Retail-Restaurants - 2.6%

Chipotle Mexican Grill, Inc., Class A†#	59,161	6,152,152
McDonald’s Corp.	204,588	10,075,959
Yum! Brands, Inc.†#	273,490	8,948,593

		25,176,704

School - 0.7%

Apollo Group, Inc.†	125,221	7,346,716

Semiconductor Equipment - 1.5%

Applied Materials, Inc.	545,806	11,658,416
Varian Semiconductor Equipment Associates, Inc.†	47,507	2,642,815

		14,301,231

Software Tools - 0.4%

VMware, Inc. Class A†#	50,095	3,451,045

Telecom Equipment-Fiber Optics - 0.5%

Corning, Inc.	207,511	4,849,532

Therapeutics - 1.0%

Gilead Sciences, Inc.†	269,367	9,796,878

Toys - 1.5%

Nintendo Co., Ltd.(1)	30,800	14,313,860

Web Portals/ISP - 2.6%

Google, Inc., Class A†	49,004	25,249,311

Total Common Stock (cost $834,015,177)		962,080,367

EXCHANGE TRADED FUNDS - 0.3%
Index Fund-Large Cap - 0.3%

SPDR Trust, Series 1†# (cost $3,435,472)	23,238	$3,429,697

Total Long-Term Investment Securities (cost $837,450,649)		965,510,064

SHORT-TERM INVESTMENT SECURITIES - 7.4%
Collective Investment Pool - 6.4%

Securities Lending Quality Trust(2)	62,162,803	62,162,803

Time Deposit - 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 09/04/07	$9,888,000	9,888,000

Total Short-Term Investment Securities (cost $72,050,803)		72,050,803

TOTAL INVESTMENTS (cost $909,501,452) (3)	106.2%	1,037,560,867
Liabilities in excess of other assets	(6.2)	(60,817,969)

NET ASSETS	100.0%	$976,742,898

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at August 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Forward Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
CHF	1,445,066	USD	1,208,138	9/28/2007	$9,659
EUR	1,767,246	USD	2,414,827	9/28/2007	4,313
JPY	831,600,000	USD	7,237,283	9/28/2007	26,825

					$40,797

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
AUD	5,887,475	USD	4,800,176	9/28/2007	$(14,772)
CAD	4,548,842	USD	4,287,356	9/28/2007	(22,945)
GBP	2,423,033	USD	4,878,971	9/28/2007	(4,142)

					$(41,860)

Net Unrealized Appreciation (Depreciation)					$(1,063)

Currency Legend

AUD  - Australian Dollar

CAD  - Canada Dollar

CHF   - Swiss Franc

EUR   - Euro Dollar

GBP   - British Pound

JYP    - Japanese Yen

USD  - United States Dollar

See Notes to Portfolio of Investments

VALIC COMPANY I VALUE FUND

PORTFOLIO OF INVESTMENTS - August 31, 2007 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.1%
Aerospace/Defense - 2.4%

Boeing Co.	25,600	$2,475,520

Aerospace/Defense-Equipment - 4.1%

Alliant Techsystems, Inc.†	10,275	1,082,060
United Technologies Corp.	41,621	3,106,175

		4,188,235

Auto-Heavy Duty Trucks - 1.6%

Navistar International Corp.†	30,074	1,683,543

Banks-Super Regional - 6.7%

Bank of America Corp.	35,352	1,791,639
Wachovia Corp.	103,501	5,069,479

		6,861,118

Broadcast Services/Program - 5.4%

Liberty Global, Inc., Class C†	140,390	5,538,386

Chemicals-Diversified - 1.5%

BASF AG ADR	11,833	1,563,021

Chemicals-Specialty - 1.5%

Lubrizol Corp.	23,589	1,499,789

Diversified Manufacturing Operations - 2.0%

Siemens AG ADR	16,285	2,040,511

Electric-Integrated - 7.1%

CMS Energy Corp.	47,847	780,863
Exelon Corp.	58,351	4,123,665
FirstEnergy Corp.	39,825	2,446,848

		7,351,376

Entertainment Software - 1.7%

Take-Two Interactive Software, Inc.†	109,760	1,753,965

Finance-Investment Banker/Broker - 12.1%

Citigroup, Inc.	103,633	4,858,315
E*TRADE Financial Corp.†	118,752	1,850,156
The Bear Stearns Cos., Inc.	8,610	935,563
UBS AG	93,142	4,865,738

		12,509,772

Finance-Mortgage Loan/Banker - 3.9%

Freddie Mac	64,796	3,992,082

Food-Misc. - 1.0%

ConAgra Foods, Inc.	40,035	1,029,300

Food-Wholesale/Distribution - 1.0%

SUPERVALU, Inc.	24,573	1,035,752

Independent Power Producer - 0.4%

Dynegy, Inc., Class A†	53,423	432,192

Insurance-Reinsurance - 2.8%

Everest Re Group, Ltd.	23,320	2,375,841
Platinum Underwriters Holdings, Ltd.	13,732	476,226

		2,852,067

Investment Management/Advisor Services - 1.0%

National Financial Partners Corp.	21,023	1,027,814

Machinery-Farming - 1.7%

Deere & Co.	12,660	1,722,520

Medical Products - 3.0%

Johnson & Johnson	49,698	3,070,839

Medical-Drugs - 1.6%

Novartis AG ADR	32,249	1,697,910

Medical-HMO - 1.0%

WellPoint, Inc.†	12,982	1,046,219

Multimedia - 1.9%

News Corp., Class A	98,740	1,997,510

Oil Companies-Exploration & Production - 2.1%

Murphy Oil Corp.	34,628	2,110,230

Oil Companies-Integrated - 8.2%

Exxon Mobil Corp.	57,895	4,963,339
Petroleo Brasileiro SA ADR	33,480	2,070,403
Total SA ADR	18,455	1,385,786

		8,419,528

Oil-Field Services - 1.0%

Halliburton Co.	29,723	1,028,119

Pharmacy Services - 1.1%

Medco Health Solutions, Inc.†	12,774	1,091,538

Retail-Discount - 4.7%

Costco Wholesale Corp.	79,115	4,885,351

Semiconductor Equipment - 2.7%

Applied Materials, Inc.	80,160	1,712,218
Lam Research Corp.†	20,800	1,115,504

		2,827,722

Steel-Producer - 1.5%

Carpenter Technology Corp.	13,543	1,582,364

Telephone-Integrated - 1.5%

AT&T, Inc.	39,178	1,562,027

Theater - 0.9%

Cinemark Holdings, Inc.	49,538	890,693

Therapeutics - 0.4%

The Medicines Co.†	15,830	264,361
Vanda Pharmaceuticals, Inc.†	11,900	177,667

		442,028

Tobacco - 3.0%

Altria Group, Inc.	44,098	3,060,842

Wireless Equipment - 2.6%
QUALCOMM, Inc.	26,338	1,050,623
Telefonaktiebolaget LM Ericsson ADR	42,325	1,574,913

		2,625,536

Total Long-Term Investment Securities
(cost $90,901,262)		97,895,419

REPURCHASE AGREEMENT - 4.9%
Agreement with State Street Bank & Trust Co., bearing interest at 4.68%, dated 08/31/07, to be repurchased 09/04/07 in the amount of $5,083,642 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 3.75%, due 08/15/08 and having an approximate value of $5,187,328 (cost $5,081,000)	$5,081,000	5,081,000

TOTAL INVESTMENTS
(cost $95,982,262)(1)	100.0%	102,976,419
Other assets less liabilities	0.0	27,518

NET ASSETS	100.0%	$103,003,937

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

VALIC Company I

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of August 31, 2007, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	2.97%	$7,875,000
Large Capital Growth	1.01%	2,673,000
Money Market	24.19%	64,234,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated August 31, 2007, bearing interest at a rate of 4.82% per annum, with a principal amount of $265,526,000, a repurchase price of $265,668,204, and maturity date of September 4, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	7.50%	11/15/16	$88,840,000	$109,939,500
U.S. Treasury Bond	4.50%	11/30/11	157,745,000	160,899,900

As of August 31, 2007, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	17.93%	$130,000,000
Government Securities	1.11%	8,039,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated August 31, 2007, bearing interest at a rate of 5.05% per annum, with a principal amount of $725,000,000, a repurchase price of $725,406,806, and maturity date of September 4, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.00%	1/15/16	105,912,000	$107,897,850
U.S. Treasury Inflation Index Bonds	2.63%	7/15/07	313,507,000	$322,912,210
U.S. Treasury Inflation Index Bonds	3.38%	4/15/32	217,964,000	$308,691,515

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. During the period ended August 31, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/07	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/07
Stock Index	American International Group, Inc.	$165,627	$72,614,892	$166,830	$658,932	560,886	$(6,914,676)	$65,769,000

Note 4 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2007.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$165,488,868	$7,963,035	$4,319,904	$3,643,131
Blue Chip Growth	108,793,645	22,905,157	1,939,160	20,965,997
Broad Cap Value Income	27,715,377	3,624,554	690,877	2,933,677
Capital Conservation	191,462,645	817,836	4,141,289	(3,323,453)
Core Equity	416,157,116	40,535,050	15,851,104	24,683,946
Core Value	200,037,528	32,736,422	8,506,251	24,230,171
Foreign Value	1,115,129,834	113,150,812	36,542,150	76,608,662
Global Equity	452,867,038	55,350,601	9,269,635	46,080,966
Global Strategy	500,736,705	49,783,997	12,483,301	37,300,696
Government Securities	122,777,307	73,243	1,210,935	(1,137,692)
Growth & Income	153,895,822	11,130,327	2,857,823	8,272,504
Health Sciences	169,292,046	32,639,983	10,411,438	22,228,545
Inflation Protected	16,671,142	83,035	481,777	(398,742)
International Equities	1,098,480,740	245,053,219	22,558,312	222,494,907
International Government Bond*	129,981,475	3,099,613	2,992,038	107,575
International Growth I	593,314,490	132,665,915	8,034,370	124,631,545
Large Cap Core	81,677,399	10,407,732	2,134,058	8,273,674
Large Capital Growth	510,823,281	83,034,848	8,878,198	74,156,650
Mid Cap Index	3,041,785,275	693,965,644	195,518,223	498,447,421
Mid Cap Strategic Growth	352,888,993	51,876,074	6,706,483	45,169,591
Money Market I	575,621,908	—	—	—
Nasdaq-100® Index	72,045,639	26,394,826	4,187,674	22,207,152
Science & Technology	964,224,849	112,453,880	42,656,498	69,797,382
Small Cap Aggressive Growth	65,541,659	6,073,331	1,964,145	4,109,186
Small Cap	569,852,071	71,089,003	37,043,790	34,045,213
Small Cap Index	1,295,964,588	296,459,858	65,880,805	230,590,449
Small Cap Special Values	420,300,926	31,031,505	31,076,383	(44,878)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2006.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Strategic Growth	176,574,992	12,790,225	12,027,864	762,361
Social Awareness	448,374,537	34,076,481	16,967,935	17,108,546
Stock Index	3,300,084,898	2,223,428,839	245,814,925	1,977,613,914
VALIC Ultra	911,300,421	133,986,158	7,725,712	126,260,446
Value	96,187,064	9,033,126	2,243,771	6,789,355

Note 5 — Other Matters

The matter related to AIG’s settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to American International Group, Inc. (AIG) and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp., The Variable Annuity Life Insurance Company, American General Distributors, Inc. and AIG Global Investment Corp.. The Order permits each entity to continue to provide advisory or distribution services to the Fund. There has been no adverse impact on the Fund or the Fund’s shareholders.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	October 30, 2007

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 30, 2007